UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

F. Scott Thomas, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

Understanding your TIAA-CREF Life Funds report

This annual report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the twelve months ended December 31, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of December 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2     2013 Annual Report  ¡  TIAA-CREF Life Funds

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds  ¡  2013 Annual Report     3

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4     2013 Annual Report  ¡  TIAA-CREF Life Funds

About the funds’ benchmarks

Fixed-income Index

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited.

TIAA-CREF Life Funds  ¡  2013 Annual Report     5

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2013–December 31, 2013).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

6     2013 Annual Report  ¡  TIAA-CREF Life Funds

Growth Equity Fund

Performance for the twelve months ended December 31, 2013

The Growth Equity Fund returned 39.94% for the year, compared with the 33.48% return of its benchmark, the Russell 1000® Growth Index.

The broad U.S. stock market, as measured by the Russell 3000® Index, soared 33.55% in 2013. Investors were emboldened by the strengthening domestic economy: unemployment fell, housing prices climbed and consumer spending rose. At the same time, the Federal Reserve’s efforts to stimulate the economy by keeping interest rates low further increased investor appetite for riskier assets.

Large-cap growth stocks participated in the strong rally but fell just short of the robust gains registered by the broad U.S. equity market. Within the growth category, large-cap issues trailed their small- and mid-cap counterparts, which advanced 43.30% and 35.74%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended December 31, 2013, the Russell 1000 Growth Index registered an average annual gain of 7.83%, slightly trailing the 7.88% average return of the Russell 3000 Index over the same period.

Strong stock choices boost the fund’s relative performance

For the year, all ten industry sectors of the fund’s benchmark achieved double-digit gains, including five that climbed more than 30%. The benchmark’s second-largest sector, consumer discretionary, advanced 44.5% and easily made the biggest contribution to the benchmark’s rise. An improving U.S. economy, coupled with strengthening consumer confidence, lifted investor sentiment for consumer discretionary issues. Substantial contributions from health care (up 48.2%), industrials (up 41.2%) and information technology (up 26.2%) further enhanced the benchmark’s gain. Together, these four sectors made up more than 70% of the index’s total market capitalization on December 31, 2013.

The fund generated a double-digit gain and outpaced its benchmark by almost six-and-a-half percentage points on the strength of numerous successful stock selections. Among the largest positive contributions were overweight positions in three surging biotechnology companies: Celgene (up 115.3%), Gilead Sciences (up 104.5%) and Biogen Idec (up 91.0%). The fund also benefited from favorable overweight holdings in Facebook and casino operator Las Vegas Sands. The exclusion of IBM helped as well.

These positive contributions were partly offset by less successful stock choices. Chief among these were overweight investments in medical equipment maker Edwards Lifesciences, auction site eBay and software provider Red Hat. Underweight positions in pharmaceutical giant Bristol-Myers Squibb and biotechnology firm Amgen also hurt relative results slightly.

TIAA-CREF Life Funds  ¡  2013 Annual Report     7

Growth Equity Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Growth Equity Fund	4/3/2000	39.94%	20.70%	8.15%
Russell 1000® Growth Index	—	33.48	20.39	7.83

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

8     2013 Annual Report  ¡  TIAA-CREF Life Funds

Growth Equity Fund

Expense example

Six months ended December 31, 2013

Growth Equity Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,251.02	$2.95
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Information technology	31.4
Consumer discretionary	20.2
Health care	19.5
Industrials	11.4
Financials	6.8
Materials	3.9
Consumer staples	2.3
Telecommunication services	2.3
Energy	1.2
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	51.5
More than $15 billion–$50 billion	28.8
More than $2 billion–$15 billion	19.7
Total	100.0

TIAA-CREF Life Funds  ¡  2013 Annual Report     9

Growth & Income Fund

Performance for the twelve months ended December 31, 2013

The Growth & Income Fund returned 34.38% for the year, compared with the 32.39% return of its benchmark, the S&P 500® Index.

For the year, the large-cap stocks that make up the S&P 500 Index generated robust gains as a strengthening domestic economy increased investor appetite for riskier investments. At the same time, investors cheered the Federal Reserve’s continuing efforts to stimulate the economy by keeping interest rates low.

Despite its strong advance, the fund’s benchmark trailed the 33.55% gain of the Russell 3000® Index. The broad U.S. equity market index benefited from a sizable position in small- and mid-cap issues, which outpaced the large-cap stocks of the S&P 500. During the year, increasingly optimistic investors favored smaller-cap stocks because of their higher return potential.

For the ten years ended December 31, 2013, the S&P 500 Index produced an average annual gain of 7.41% but lagged the 7.88% average return of the Russell 3000 Index.

Favorable stock selections bolster the fund’s results

All ten industry sectors of the benchmark achieved double-digit gains for the year. The biggest contributions came from the financials and consumer discretionary sectors, which soared 35.6% and 43.1%, respectively. Robust results from health care (up 41.5%) and industrials (up 40.7%) also made substantial contributions. Information technology, the benchmark’s largest sector at period-end, returned 28.4% and enhanced index returns as well. Together, these five sectors made up more than 70% of the benchmark’s total market capitalization on December 31, 2013.

Amid the rising market, the more defensive utilities and telecommunications sectors lagged, with returns of 13.2% and 11.5%, respectively.

For the year, the fund produced a strong absolute return and outpaced its benchmark by nearly two percentage points on the strength of numerous favorable stock choices. Overweight investments in Netflix and biotechnology firm Gilead Sciences, both of which posted triple-digit gains, were especially beneficial. Out-of-benchmark positions in French telecommunications equipment and services provider Alcatel-Lucent and Jazz Pharmaceuticals also helped relative results.

These positive effects were partly offset by less favorable selections, particularly within the information technology sector. Chief among these were underweight holdings in Hewlett-Packard and Microsoft, as well as an overweight investment in fiber optics maker JDS Uniphase. Underweight positions in two well-performing credit card issuers, Visa and MasterCard, trimmed returns slightly as well.

10     2013 Annual Report  ¡  TIAA-CREF Life Funds

Growth & Income Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Growth & Income Fund	4/3/2000	34.38%	18.47%	9.48%
S&P 500 Index	—	32.39	17.94	7.41

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2013 Annual Report     11

Growth & Income Fund

Expense example

Six months ended December 31, 2013

Growth & Income Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,187.75	$2.87
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Consumer discretionary	19.3
Information technology	16.7
Health care	16.7
Financials	13.3
Industrials	10.6
Consumer staples	8.3
Energy	7.7
Materials	3.9
Telecommunication services	2.0
Utilities	1.6
Short-term investments, other assets & liabilities, net	–0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	43.3
More than $15 billion–$50 billion	29.2
More than $2 billion–$15 billion	25.7
$2 billion or less	1.8
Total	100.0

12     2013 Annual Report  ¡  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance for the twelve months ended December 31, 2013

The Large-Cap Value Fund returned 34.31% for the year, compared with the 32.53% return of its benchmark, the Russell 1000® Value Index.

The broad U.S. stock market, as measured by the Russell 3000® Index, soared 33.55% in 2013. Investors were emboldened by the strengthening domestic economy: unemployment fell, housing prices climbed and consumer spending rose. At the same time, the Federal Reserve’s efforts to stimulate the economy by keeping interest rates low further increased investor appetite for riskier assets.

During the year, large-cap value stocks participated in the strong rally but trailed the 33.48% advance of large-cap growth issues by almost a full percentage point. Within the value category, large-cap stocks lagged both small- and mid-cap equities, which gained 34.52% and 33.46%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended December 31, 2013, the Russell 1000 Value Index posted an average annual return of 7.58%, below the 7.83% average gain of the Russell 1000 Growth Index.

Stock selections propel the fund above its benchmark

All ten industry sectors of the fund’s benchmark achieved double-digit gains for the year, including six that soared more than 30%. The benchmark’s largest sector, financials, gained 33.6% and easily made the biggest contribution to the benchmark’s rise. Robust results from the information technology (up 48.3%), industrials (up 43.2%) and health care (up 36.6%) sectors made substantial contributions as well. Together, these four sectors comprised more than three-fifths of the benchmark’s total market capitalization at year-end.

Amid the surging market, the more defensive utilities and telecommunications sectors lagged, with returns of 14.0% and 12.7%, respectively.

For the year, the fund posted a strong absolute gain and outpaced its benchmark on the strength of numerous successful stock choices. The largest positive contributions to relative performance came from overweight investments in electronics retailer Best Buy and Green Mountain Coffee Roasters, whose shares rose an impressive 244.2% and 82.7%, respectively. Favorable out-of-benchmark holdings in airline AMR, personal care products distributor Nu Skin and French telecommunications equipment and services provider Alcatel-Lucent also bolstered returns.

Other positions, however, detracted from relative performance. Chief among these were overweight investments in J.C. Penney, international mining company Cliffs Natural Resources and coal and natural gas producer Walter Energy, all of which posted double-digit losses for the year. A nonbenchmark stake in Israeli drug maker Teva trimmed results as well.

TIAA-CREF Life Funds  ¡  2013 Annual Report     13

Large-Cap Value Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Large-Cap Value Fund	10/28/2002	34.31%	18.75%	8.08%
Russell 1000® Value Index	—	32.53	16.67	7.58

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

14     2013 Annual Report  ¡  TIAA-CREF Life Funds

Large-Cap Value Fund

Expense example

Six months ended December 31, 2013

Large-Cap Value Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,158.29	$2.83
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Financials	24.3
Health care	13.8
Energy	13.7
Information technology	11.0
Industrials	10.7
Consumer discretionary	9.5
Consumer staples	5.3
Materials	3.8
Utilities	3.7
Telecommunication services	3.5
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	44.9
More than $15 billion–$50 billion	20.9
More than $2 billion–$15 billion	31.5
$2 billion or less	2.7
Total	100.0

TIAA-CREF Life Funds  ¡  2013 Annual Report     15

Real Estate Securities Fund

Performance for the twelve months ended December 31, 2013

The Real Estate Securities Fund returned 1.89% for the year, compared with the 2.86% return of its benchmark, the FTSE NAREIT All Equity REITs Index.

Real estate investment trusts (REITs) struggled in 2013, significantly underperforming the 33.55% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

REITs gained 8.10% in the first quarter but declined in each of the next three quarters of the year. The downward trend started when investors began to worry that the Federal Reserve might soon taper its accommodative policies, which are designed to stimulate the economy by lowering long-term interest rates. When the Fed seemed to confirm these fears in May and June, interest-rate-sensitive assets, such as REITs, sold off. At the same time, yields on U.S. Treasury securities climbed, making them more attractive for some income-oriented investors.

Because REITs are required to distribute most of their taxable income as dividends, they have traditionally competed with bonds for investors seeking current income. For the year, REITs outperformed the –2.02% return of the domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended December 31, 2013, REITs posted an average annual gain of 8.61%, outpacing both the 4.55% average return of the Barclays aggregate index as well as the 7.88% return of the Russell 3000 Index.

Stock selections dampen the fund’s relative return

For the year, all but three of the benchmark’s 14 property sectors posted positive results, with two generating double-digit gains. The largest positive contributions came from the lodging and resorts sector (up 27.2%), which was boosted by improving economic conditions. The self-storage (up 9.5%) and office (up 5.6%) sectors were also strong contributors. Together, these three sectors made up more than one-fifth of the index’s total market capitalization at year-end. The largest detractors were the health care and apartment sectors, which returned –7.1% and –6.2%, respectively.

The fund lagged its benchmark because of several stock choices that did not perform as anticipated. Chief among these were an underweight stake in paper manufacturer Weyerhaeuser and overweight holdings in two residential REITs: apartment owners AvalonBay Communities and Post Properties.

These negative effects were partly offset by positive contributions from a nonbenchmark position in Thomas Properties and overweights in office REIT SL Green and Strategic Hotels & Resorts.

During the period, the fund owned the stocks of several companies that are not REITs but that engage in real estate-related activities.

16     2013 Annual Report  ¡  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Real Estate Securities Fund	10/28/2002	1.89%	16.41%	7.78%
FTSE NAREIT All Equity REITs Index	—	2.86	16.90	8.61

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2013 Annual Report     17

Real Estate Securities Fund

Expense example

Six months ended December 31, 2013

Real Estate Securities Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$ 984.01	$2.85
5% annual hypothetical return	1,000.00	1,022.33	2.91

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Specialized REITs	31.4
Retail REITs	22.5
Residential REITs	16.7
Office REITs	11.0
Industrial REITs	7.4
Diversified REITs	5.2
Security & alarm services	1.2
Real estate services	1.0
Mortgage REITs	0.6
Hotels, resorts & cruise lines	0.5
Publishing	0.4
Diversified real estate activities	0.3
Real estate operating companies	0.3
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $15 billion–$50 billion	57.1
More than $2 billion–$15 billion	32.3
$2 billion or less	10.6
Total	100.0

18     2013 Annual Report  ¡  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance for the twelve months ended December 31, 2013

The Small-Cap Equity Fund returned 39.87% for the year, compared with the 38.82% return of its benchmark, the Russell 2000® Index.

The broad U.S. stock market, as measured by the Russell 3000® Index, soared 33.55% in 2013. Investors were emboldened by the strengthening domestic economy: unemployment fell, housing prices climbed and consumer spending rose. At the same time, the Federal Reserve’s efforts to stimulate the economy by keeping interest rates low further increased investor appetite for riskier assets.

Investors’ willingness to take on additional risk was particularly beneficial for small-cap stocks, which outperformed the broad U.S. equity market by more than five percentage points for the year. Within the small-cap category, growth issues strongly outpaced their value counterparts, 43.30% to 34.52%. (Returns by capitalization size and investment style are based on the Russell indexes.)

For the ten years ended December 31, 2013, the Russell 2000 Index posted an average annual gain of 9.07%, significantly higher than the 7.88% average return of the Russell 3000 Index.

Strong stock selections boost the fund’s relative performance

For the year, all ten industry sectors of the Russell 2000 Index generated double-digit gains, and five soared more than 40%. The benchmark’s strong advance was in large part driven by substantial contributions from its three largest sectors: financials (up 30.5%), information technology (up 44.1%) and industrials (up 43.5%). The robust return of the sizable health care sector, which gained 50.8%, further drove the index higher. Together, these four sectors constituted more than two-thirds of the benchmark’s total market capitalization on December 31, 2013.

The fund produced an impressive double-digit gain and outpaced its benchmark by more than one percentage point on the strength of numerous favorable stock choices. These included overweight investments in surging software provider Medidata, casino operator Boyd Gaming and drugstore chain Rite Aid, whose shares soared a remarkable 272.1% following a series of better-than-expected quarterly earnings results. Nonbenchmark positions in aerospace and defense products manufacturer Alliant Techsystems and SVB Financial also bolstered relative returns.

These contributions were partly offset by stock selections that did not perform as expected, including an out-of-benchmark holding in real estate investment trust Home Properties and an underweight position in Isis Pharmaceuticals. Overweight investments in slumping medical device maker Thoratec (down 2.5%) and wireless network provider Aruba Networks (down 13.7%) trimmed relative results as well.

TIAA-CREF Life Funds  ¡  2013 Annual Report     19

Small-Cap Equity Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Small-Cap Equity Fund	10/28/2002	39.87%	20.00%	8.89%
Russell 2000® Index	—	38.82	20.08	9.07

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

20     2013 Annual Report  ¡  TIAA-CREF Life Funds

Small-Cap Equity Fund

Expense example

Six months ended December 31, 2013

Small-Cap Equity Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,198.06	$3.05
5% annual hypothetical return	1,000.00	1,022.43	2.80

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.55%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Financials	21.5
Information technology	17.9
Industrials	15.3
Consumer discretionary	14.4
Health care	11.8
Energy	5.7
Materials	5.3
Consumer staples	3.2
Utilities	2.6
Telecommunication services	0.5
Short-term investments, other assets & liabilities, net	1.8
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $15 billion–$50 billion	0.2
More than $2 billion–$15 billion	44.7
$2 billion or less	55.1
Total	100.0

TIAA-CREF Life Funds  ¡  2013 Annual Report     21

Social Choice Equity Fund

Performance for the twelve months ended December 31, 2013

The Social Choice Equity Fund returned 34.13% for the year, compared with the 33.55% return of its benchmark, the Russell 3000® Index. The fund uses certain environmental, social and governance criteria, while the benchmark does not.

Because of its criteria, the fund did not invest in a number of stocks included in the Russell index. The net effect of avoiding these companies was to help the fund outpace its benchmark.

The biggest contribution to the fund’s relative performance came from the exclusion of Apple, the benchmark’s largest stock in terms of market capitalization on December 31, 2013. Apple, whose stock rose 8.1% for the year, substantially lagged the broad U.S. stock market on concerns about increased competition and slowing growth rates. Relative results were also aided by avoiding AT&T, Philip Morris International, Coca-Cola and two energy giants, Exxon Mobil and Chevron.

These positive effects were partly offset by the exclusion of Facebook, Boeing and Amazon. Relative performance was also adversely affected by the absence of biotechnology firm Celgene, which, along with the rest of the benchmark’s health care sector, performed exceptionally well for the year.

Successful stock choices enhance the fund’s relative results

To compensate for the fund’s exclusion of some stocks within the Russell 3000 Index, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall risk characteristics of the portfolio with those of the index.

For the period, the fund’s return was boosted by overweight positions in three well-performing information technology stocks: Yahoo (up 103.2%), Hewlett-Packard (up 101.1%) and Xerox (up 82.7%). Overweight investments in two biotechnology firms, Gilead Sciences and Biogen Idec, both of which easily outpaced the broad U.S. stock market, also bolstered the fund’s results.

The positive effects of these holdings were limited by results from other investments that did not perform as anticipated. These included overweight holdings in Ariad Pharmaceuticals and telecommunications firm CenturyLink, both of which suffered double-digit losses for the year. Overweight positions in two information technology heavyweights—EMC (up 0.2%) and IBM (down 0.2%)—detracted from the fund’s relative performance as well.

22     2013 Annual Report  ¡  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Social Choice Equity Fund	4/3/2000	34.13%	18.63%	8.01%
Russell 3000 Index	—	33.55	18.71	7.88

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2013 Annual Report     23

Social Choice Equity Fund

Expense example

Six months ended December 31, 2013

Social Choice Equity Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,155.75	$1.20
5% annual hypothetical return	1,000.00	1,024.10	1.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Financials	20.2
Information technology	16.3
Consumer discretionary	13.2
Health care	10.9
Industrials	10.7
Energy	10.2
Consumer staples	7.8
Materials	4.8
Utilities	3.7
Telecommunication services	1.3
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	33.2
More than $15 billion–$50 billion	46.2
More than $2 billion–$15 billion	18.5
$2 billion or less	2.1
Total	100.0

24     2013 Annual Report  ¡  TIAA-CREF Life Funds

Stock Index Fund

Performance for the twelve months ended December 31, 2013

The Stock Index Fund returned 33.43% for the year, compared with the 33.55% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the fund’s return trailed that of its benchmark index, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

The broad U.S. stock market, as measured by the Russell 3000 Index, soared 33.55% in 2013. Investors were emboldened by the strengthening domestic economy: unemployment fell, housing prices climbed and consumer spending rose. At the same time, the Federal Reserve’s efforts to stimulate the economy by keeping interest rates low further increased investor appetite for riskier assets.

Amid signs of an improving economy, optimistic investors favored small-capitalization stocks because of their higher return potential. Small caps gained 38.82% during the period, outpacing mid- and large-cap equities, which rose 34.76% and 33.11%, respectively. Growth issues within the Russell 3000 topped their value counterparts, 34.23% to 32.69%. (Returns by market capitalization and investment style are based on the Russell indexes.)

Financial and consumer discretionary stocks propel the benchmark higher

For the year, all ten industry sectors of the Russell 3000 Index scored double-digit gains, including seven that climbed more than 25%. The benchmark’s second- and third-largest sectors, financials and consumer discretionary, advanced 32.8% and 44.5%, respectively, and made the biggest contributions to the benchmark’s rise. The 30.9% gain of information technology stocks, the index’s largest sector, also made a substantial contribution, as did outsized results from health care (up 42.8%) and industrial (up 42.2%) issues. Together, these five sectors constituted more than 70% of the benchmark’s total market capitalization on December 31, 2013.

During the period, all of the five largest stocks in the index registered gains, and three surpassed the return of the broad U.S. stock market. Google was the best performer; its stock climbed 58.4% as the company expanded its core advertising business within the mobile device market. Microsoft and General Electric followed with gains of 44.3% and 37.9%, respectively. Exxon Mobil (up 20.1%) also posted a strong advance but failed to keep pace in a surging market environment. Apple, the index’s largest individual component in terms of market capitalization at period-end, substantially lagged; it returned 8.1%.

TIAA-CREF Life Funds  ¡  2013 Annual Report     25

Stock Index Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Fund	1/4/1999	33.43%	18.63%	7.87%
Russell 3000® Index	—	33.55	18.71	7.88

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

26     2013 Annual Report  ¡  TIAA-CREF Life Funds

Stock Index Fund

Expense example

Six months ended December 31, 2013

Stock Index Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,170.34	$0.49
5% annual hypothetical return	1,000.00	1,024.75	0.46

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Information technology	17.9
Financials	17.3
Consumer discretionary	13.3
Health care	12.5
Industrials	11.7
Energy	9.2
Consumer staples	8.4
Materials	3.8
Utilities	2.9
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	48.1
More than $15 billion–$50 billion	24.0
More than $2 billion–$15 billion	22.5
$2 billion or less	5.4
Total	100.0

TIAA-CREF Life Funds  ¡  2013 Annual Report     27

International Equity Fund

Performance for the twelve months ended December 31, 2013

The International Equity Fund returned 24.15% for the year, compared with the 22.78% return of its benchmark, the MSCI EAFE Index.

Foreign stocks climbed in 2013, with the MSCI EAFE Index adding to its 17.32% advance in 2012. Gains were concentrated in the second half of the year, when investors welcomed easy monetary policies from some of the world’s major central banks and improvements in the U.S. and European economies. Despite its strong results, however, the EAFE index, which measures stock performance in 21 developed market nations outside North America, lagged the 33.55% surge of U.S. stocks, as measured by the Russell 3000® Index.

Japanese equities—the index’s second-largest country component in terms of market capitalization at year-end—gained 27.2% and made the greatest contribution to the benchmark’s rise. Because of its size within the index, Great Britain, the EAFE’s largest national component, made the second-largest contribution even though its 20.7% return trailed that of the index. Impressive gains from Germany (up 31.4%), Switzerland (up 26.6%) and France (up 26.3%) also aided results.

A stronger dollar relative to the yen lowered returns for U.S. investors. In terms of local currencies, the MSCI EAFE Index gained 26.93% for the year.

Stock choices propel the fund above its benchmark

For the period, the fund outpaced its benchmark by more than one percentage point because of successful stock selections. These included overweight positions in three British companies—Lloyds Banking Group, online supermarket Ocado and industrial conglomerate Essentra. Overweights in Swiss employment agency Adecco and German drug maker Bayer boosted relative results as well.

These positive effects were partly offset by unfavorable stock choices, such as overweight holdings in German chemical producer Lanxess and British cruise ship operator Carnival. An overweight in India’s HDFC Bank also detracted.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

28     2013 Annual Report  ¡  TIAA-CREF Life Funds

International Equity Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
International Equity Fund	4/3/2000	24.15%	14.35%	7.46%
MSCI EAFE Index	—	22.78	12.44	6.91

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2013 Annual Report     29

International Equity Fund

Expense example

Six months ended December 31, 2013

International Equity Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,201.03	$3.33
5% annual hypothetical return	1,000.00	1,022.18	3.06

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

Sector	% of net assets as of 12/31/2013
Industrials	26.8
Consumer discretionary	23.9
Financials	18.0
Health care	7.7
Information technology	7.5
Consumer staples	7.0
Telecommunication services	3.3
Materials	3.3
Utilities	1.2
Energy	0.2
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	21.5
More than $15 billion–$50 billion	32.2
More than $2 billion–$15 billion	44.4
$2 billion or less	1.9
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2013
United Kingdom	22.9
France	20.5
Japan	13.1
Germany	10.0
Switzerland	7.9
India	6.9
Sweden	5.8
Greece	5.1
7 other nations	6.9
Short-term investments	0.9
Total	100.0

30     2013 Annual Report  ¡  TIAA-CREF Life Funds

Bond Fund

Performance for the twelve months ended December 31, 2013

The Bond Fund returned –1.54% for the year, compared with the –2.02% return of its benchmark, the Barclays U.S. Aggregate Bond Index.

The nation’s gross domestic product grew at an estimated annual rate of 4.1% in the third quarter of 2013, versus 2.5% in the second quarter and 1.1% in the first. Unemployment ended the year at 6.7%, down from 7.9% twelve months earlier. As the U.S. economy showed increasing signs of improvement, many investors left the relative safety of high-quality bonds to seek higher returns in riskier assets, such as stocks and below-investment-grade corporate securities.

At the same time, the Federal Reserve kept investors guessing about when it might begin reducing its massive bond buying program, designed to stimulate economic growth by restraining long-term interest rates. Investment-grade, fixed-rate bonds, as measured by the Barclays U.S. Aggregate Bond Index, fell sharply in May and June, in response to the Fed’s “taper talk.” They rallied in the fall, however, following the Fed’s surprise announcement that it would maintain its accommodative stance. At year-end, bond prices fell modestly when the Fed decided to reduce its bond purchases by $10 billion—to $75 billion a month.

Treasuries lead the benchmark’s atypical retreat

Although the decline in the Barclays aggregate index was disappointing, it was only the third such calendar-year retreat in the index’s 37-year history.

U.S. Treasury securities, the benchmark’s largest sector, recorded the biggest loss for the year, returning –2.5%, as falling bond prices pushed up their yields. Yields on 10-year Treasuries went from 1.78% as the year opened to 3.04% on December 31, 2013.

U.S. mortgage-backed securities, which constituted almost one-third of the index’s total market capitalization, returned –1.4%. Corporate bonds, which represented about one-fifth of the benchmark, returned –1.5%. Commercial mortgage-backed securities posted a small gain, 0.2%, while asset-backed and U.S. agency securities returned –0.3% and –1.6%, respectively.

In the challenging environment for bonds, the fund held up better than its benchmark index. The fund benefited most from a significantly underweight position in—and advantageous security selections among—U.S. Treasuries, which lagged the broad bond market for the year. Successful choices among government-related credit securities also helped, as did advantageous positioning and outperforming choices among asset-backed, commercial mortgage-backed and corporate bonds.

Partly offsetting these positive effects were unfavorable investments in mortgage-backed securities and government-related agency issues.

TIAA-CREF Life Funds  ¡  2013 Annual Report     31

Bond Fund

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Bond Fund	7/8/2003	–1.54%	5.14%	4.30%
Barclays U.S. Aggregate Bond Index	—	–2.02	4.44	4.55

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

32     2013 Annual Report  ¡  TIAA-CREF Life Funds

Bond Fund

Expense example

Six months ended December 31, 2013

Bond Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,012.44	$1.78
5% annual hypothetical return	1,000.00	1,023.44	1.79

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 12/31/2013
Corporate bonds	27.3
U.S. Treasury securities	25.6
Mortgage-backed securities†	20.5
Foreign government & corporate bonds denominated in U.S. dollars	12.6
Commercial mortgage-backed securities	4.3
Asset-backed securities	4.3
Municipal bonds	1.0
Bank loan obligations	0.4
Preferred stock	0.1
U.S. agency securities	0.1
Short-term investments, other assets & liabilities, net	3.8
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2013
Less than 1 year	4.5
1–3 years	23.6
3–5 years	21.4
5–10 years	41.4
Over 10 years	9.1
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 12/31/2013
Aaa/AAA	49.9
Aa/AA	4.2
A/A	12.8
Baa/BBB	23.3
Ba/BB	5.8
B/B	3.6
Below B/B	0.2
Non-rated	0.2
Total	100.0

‡	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change with- out notice.

TIAA-CREF Life Funds  ¡  2013 Annual Report     33

Money Market Fund

Performance for the twelve months ended December 31, 2013

The Money Market Fund returned 0.01% for the year, compared with the 0.02% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

In 2013, supplies of money market instruments shrank, boosting prices and lowering yields. Issuance of U.S. Treasury and agency securities was greatly curtailed, as budget cuts, higher tax receipts and large dividend payments by government-sponsored entities Fannie Mae and Freddie Mac reduced the federal government’s borrowing needs. In addition, the Federal Reserve’s large-scale purchases of government securities, intended to stimulate the economy by lowering interest rates, left fewer investment opportunities for other investors.

In the private sector, yields fell on repurchase agreements, which often use Treasuries as collateral. Issuance of commercial paper decreased, as businesses reported sufficient cash. Concerned that already-low yields might turn negative, the Fed introduced a reverse repurchase agreement program, lending its holdings as collateral on an overnight basis to create a floor on very short interest rates.

Declining yields pose challenges for money managers

For the year, the Fed kept its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0%. Six-month Treasury yields fell from 0.11% at year-end 2012 to 0.10% one year later.

LIBOR yields also declined. (LIBOR is an indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) The three-month rate dropped from 0.31% to 0.25%. Although the inquiry continued into LIBOR’s manipulation by several major banks, it remained the reference rate for a substantial number of money market transactions.

Amid falling yields and diminished supplies, the fund sought advantageous investment opportunities while complying with SEC regulations. The fund maintained more than half of its portfolio in U.S. Treasury and agency securities. For higher yields, it purchased longer-term U.S. government floating-rate securities and selectively invested in high-quality Pacific Rim banks in addition to Canadian and Australian institutions. On December 31, 2013, the fund’s weighted average maturity was 52 days, versus 47 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the Money Market Fund’s investment management fees were voluntarily waived during the year to prevent the fund’s yield from turning negative.

34     2013 Annual Report  ¡  TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended December 31, 2013*

	Current yield	Effective yield
Money Market Fund†	0.00%	0.00%
iMoneyNet Money Fund Report Averages—All Taxable‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Money Market Fund†	7/8/2003	0.01%	0.14%	1.84%
iMoneyNet Money Fund Report Averages—All Taxable‡	—	0.02	0.06	1.48

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†

Beginning May 29, 2013, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without this waiver, the total returns and 7-day current and effective net annualized yields would have been lower. This voluntary fee waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

TIAA-CREF Life Funds  ¡  2013 Annual Report     35

Money Market Fund

Expense example

Six months ended December 31, 2013

Money Market Fund	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,000.00	$0.60
5% annual hypothetical return	1,000.00	1,024.60	0.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.12%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 12/31/2013
U.S. government agency securities	40.8
Commercial paper	33.5
U.S. Treasury securities	16.5
Floating rate securities, government	5.3
Certificates of deposit	4.7
Other assets & liabilities, net	–0.8
Total	100.0

36     2013 Annual Report  ¡  TIAA-CREF Life Funds

Summary portfolio of investments

Growth Equity Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
14,179	*	General Motors Co	$579,496	0.9%
		Other	286,474	0.5

			865,970	1.4

CAPITAL GOODS
6,607		Boeing Co	901,790	1.5
3,746		Precision Castparts Corp	1,008,798	1.6
4,124		Roper Industries, Inc	571,916	0.9
3,020		W.W. Grainger, Inc	771,368	1.2
		Other	409,236	0.7

			3,663,108	5.9

COMMERCIAL & PROFESSIONAL SERVICES
22,794		Nielsen Holdings NV	1,046,017	1.7
8,581	*	Verisk Analytics, Inc	563,943	0.9

			1,609,960	2.6

CONSUMER DURABLES & APPAREL
3,330		LVMH Moet Hennessy Louis Vuitton S.A.	608,371	1.0
7,923		Nike, Inc (Class B)	623,065	1.0
		Other	645,530	1.0

			1,876,966	3.0

CONSUMER SERVICES
16,585		Las Vegas Sands Corp	1,308,059	2.1
12,426		Starbucks Corp	974,074	1.6
		Other	316,035	0.5

			2,598,168	4.2

DIVERSIFIED FINANCIALS
5,580		Ameriprise Financial, Inc	641,979	1.0
4,040		Goldman Sachs Group, Inc	716,131	1.2
3,185		IntercontinentalExchange Group, Inc	716,370	1.2
7,998		Moody’s Corp	627,603	1.0
		Other	1,111,691	1.8

			3,813,774	6.2

ENERGY
3,149		EOG Resources, Inc	528,528	0.8
		Other	226,807	0.4

			755,335	1.2

FOOD & STAPLES RETAILING
5,206		Costco Wholesale Corp	619,566	1.0

			619,566	1.0

FOOD, BEVERAGE & TOBACCO			291,546	0.5

HEALTH CARE EQUIPMENT & SERVICES			752,497	1.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	37

Summary portfolio of investments	continued

Growth Equity Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
2,813		L’Oreal S.A.	$493,999	0.8%

			493,999	0.8

MATERIALS
13,548		Monsanto Co	1,579,019	2.6
		Other	804,847	1.3

			2,383,866	3.9

MEDIA
19,190		Comcast Corp (Class A)	997,208	1.6
12,171	*	Discovery Communications, Inc (Class A)	1,100,502	1.8
16,048		Twenty-First Century Fox, Inc	564,569	0.9
		Other	551,584	0.9

			3,213,863	5.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,525	*	Alexion Pharmaceuticals, Inc	602,096	1.0
6,767		Bayer AG.	950,158	1.5
6,403	*	Biogen Idec, Inc	1,791,239	2.9
7,231	*	Celgene Corp	1,221,750	2.0
26,141	*	Gilead Sciences, Inc	1,964,496	3.2
4,674	*	Illumina, Inc	517,038	0.8
7,255		Novartis AG. (ADR)	583,157	0.9
8,536		Perrigo Co plc	1,309,935	2.1
3,479		Roche Holding AG.	974,559	1.6
6,747	*	Salix Pharmaceuticals Ltd	606,825	1.0
19,812		Zoetis Inc	647,654	1.1
		Other	124,527	0.2

			11,293,434	18.3

REAL ESTATE			383,491	0.6

RETAILING
5,309	*	Amazon.com, Inc	2,117,176	3.4
		Other	1,816,464	3.0

			3,933,640	6.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
12,657		ARM Holdings plc (ADR)	692,844	1.1
13,391		Xilinx, Inc	614,915	1.0
		Other	381,908	0.6

			1,689,667	2.7

SOFTWARE & SERVICES
26,137	*	Adobe Systems, Inc	1,565,084	2.5
17,084	*	eBay, Inc	937,741	1.5
32,549	*	Facebook, Inc	1,779,128	2.9
2,476	*	Google, Inc (Class A)	2,774,878	4.5
22,937		Intuit, Inc	1,750,552	2.8
2,097		Mastercard, Inc (Class A)	1,751,960	2.8
22,663	*	Red Hat, Inc	1,270,034	2.1

38	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth Equity Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
6,297		Visa, Inc (Class A)		$1,402,216	2.3%
8,401	*	VMware, Inc (Class A)		753,654	1.2
15,362	*	Yahoo!, Inc		621,239	1.0
		Other		675,869	1.1

				15,282,355	24.7

TECHNOLOGY HARDWARE & EQUIPMENT
3,568		Apple, Inc		2,002,041	3.2
		Other		483,412	0.8

				2,485,453	4.0

TELECOMMUNICATION SERVICES
12,100		Softbank Corp		1,061,784	1.7
		Other		327,216	0.6

				1,389,000	2.3

TRANSPORTATION
9,528		Kansas City Southern Industries, Inc		1,179,852	1.9
		Other		580,918	1.0

				1,760,770	2.9

		TOTAL COMMON STOCKS	(Cost $45,925,943)	61,156,428	99.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
124,709	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		124,709	0.2

				124,709	0.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $124,709)	124,709	0.2

		TOTAL PORTFOLIO	(Cost $46,050,652)	61,281,137	99.2
		OTHER ASSETS & LIABILITIES, NET		521,357	0.8

		NET ASSETS		$61,802,494	100.0%

ABBREVIATION(S):

ADR    American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $122,349.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	39

Summary portfolio of investments

Growth & Income Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
13,891		Delphi Automotive plc	$835,266	0.6%
19,306		Johnson Controls, Inc	990,398	0.8

			1,825,664	1.4

BANKS
34,132		Wells Fargo & Co	1,549,593	1.2
		Other	1,585,412	1.2

			3,135,005	2.4

CAPITAL GOODS
10,166		Danaher Corp	784,815	0.6
13,953		Eaton Corp	1,062,102	0.8
127,132		General Electric Co	3,563,510	2.7
18,222		Honeywell International, Inc	1,664,944	1.2
		Other	3,508,088	2.7

			10,583,459	8.0

COMMERCIAL & PROFESSIONAL SERVICES			512,717	0.4

CONSUMER DURABLES & APPAREL
12,798	*	Jarden Corp	785,157	0.6
		Other	3,537,161	2.7

			4,322,318	3.3

CONSUMER SERVICES			2,426,627	1.7

DIVERSIFIED FINANCIALS
119,407		Bank of America Corp	1,859,167	1.4
40,103		Citigroup, Inc	2,089,767	1.6
21,260		Discover Financial Services	1,189,497	0.9
20,008		JPMorgan Chase & Co	1,170,068	0.9
29,224		Morgan Stanley	916,465	0.7
12,220		State Street Corp	896,826	0.7
		Other	1,856,744	1.4

			9,978,534	7.6

ENERGY
22,903		Chevron Corp	2,860,814	2.2
6,355		EOG Resources, Inc	1,066,623	0.8
24,444		Halliburton Co	1,240,533	0.9
10,908		Phillips 66	841,334	0.6
		Other	4,060,743	3.2

			10,070,047	7.7

FOOD & STAPLES RETAILING			595,420	0.5

FOOD, BEVERAGE & TOBACCO
24,873		Altria Group, Inc	954,874	0.7
11,422		Hershey Co	1,110,561	0.8
23,625		PepsiCo, Inc	1,959,458	1.5

40	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Growth & Income Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO—continued
		Other	$3,264,661	2.5%

			7,289,554	5.5

HEALTH CARE EQUIPMENT & SERVICES
19,102		Aetna, Inc	1,310,206	1.0
11,950		Zimmer Holdings, Inc	1,113,620	0.9
		Other	1,481,248	1.1

			3,905,074	3.0

HOUSEHOLD & PERSONAL PRODUCTS
14,958		Procter & Gamble Co	1,217,731	0.9
		Other	1,788,130	1.4

			3,005,861	2.3

INSURANCE
11,649		ACE Ltd	1,206,021	0.9
27,332		Hartford Financial Services Group, Inc	990,238	0.8
18,637		Metlife, Inc	1,004,907	0.8
		Other	819,178	0.6

			4,020,344	3.1

MATERIALS
4,107		PPG Industries, Inc	778,934	0.6
		Other	4,309,341	3.3

			5,088,275	3.9

MEDIA
17,875		CBS Corp (Class B)	1,139,353	0.9
38,958		Comcast Corp (Class A)	2,024,453	1.5
14,216	*	Walt Disney Co	1,086,102	0.8
		Other	1,812,288	1.4

			6,062,196	4.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,449	*	Actavis plc	915,432	0.7
21,553		Bristol-Myers Squibb Co	1,145,542	0.9
5,073	*	Celgene Corp	857,134	0.6
29,271	*	Gilead Sciences, Inc	2,199,716	1.7
33,600		Johnson & Johnson	3,077,424	2.3
23,578		Merck & Co, Inc	1,180,079	0.9
		Other	8,680,367	6.6

			18,055,694	13.7

REAL ESTATE			372,121	0.3

RETAILING
4,603	*	Amazon.com, Inc	1,835,630	1.4
21,849		Home Depot, Inc	1,799,047	1.4
15,184		Macy’s, Inc	810,826	0.6
673	*	Priceline.com, Inc	782,295	0.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	41

Summary portfolio of investments	continued

Growth & Income Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

RETAILING—continued
16,417		TJX Companies, Inc		$1,046,255	0.8%
		Other		4,500,683	3.4

				10,774,736	8.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				3,264,813	2.5

SOFTWARE & SERVICES
3,343	*	Alliance Data Systems Corp		878,975	0.7
2,730	*	Google, Inc (Class A)		3,059,538	2.3
61,292		Microsoft Corp		2,294,160	1.7
		Other		5,238,343	4.0

				11,471,016	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
7,726		Apple, Inc		4,335,136	3.3
		Other		2,957,983	2.2

				7,293,119	5.5

TELECOMMUNICATION SERVICES
28,302		Verizon Communications, Inc		1,390,760	1.1
		Other		1,232,810	0.9

				2,623,570	2.0

TRANSPORTATION
6,037		Canadian Pacific Railway Ltd		913,519	0.7
37,042		Delta Air Lines, Inc		1,017,544	0.8
		Other		958,916	0.7

				2,889,979	2.2

UTILITIES				2,163,757	1.6

		TOTAL COMMON STOCKS	(Cost $100,876,399)	131,729,900	100.1

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,330,602	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,330,602	1.8

				2,330,602	1.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,330,602)	2,330,602	1.8

		TOTAL PORTFOLIO	(Cost $103,207,001)	134,060,502	101.9
		OTHER ASSETS & LIABILITIES, NET		(2,463,317)	(1.9)

		NET ASSETS		$131,597,185	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $2,264,386.

42	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth & Income Fund  ▪  December 31, 2013

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	43

Summary portfolio of investments

Large-Cap Value Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$491,687	0.5%

BANKS
68,392		Keycorp	917,821	0.9
44,464		TCF Financial Corp	722,540	0.7
61,687		Wells Fargo & Co	2,800,590	2.7
		Other	1,103,787	1.0

			5,544,738	5.3

CAPITAL GOODS
19,375	*	Foster Wheeler AG.	639,763	0.6
151,839		General Electric Co	4,256,047	4.1
17,013	e	Joy Global, Inc	995,090	1.0
8,807		SPX Corp	877,265	0.8
		Other	1,619,280	1.5

			8,387,445	8.0

COMMERCIAL & PROFESSIONAL SERVICES			357,593	0.3

CONSUMER DURABLES & APPAREL
13,221		Hasbro, Inc	727,287	0.7
12,451	*	Jarden Corp	763,869	0.7
46,384		Pulte Homes, Inc	944,842	0.9
		Other	324,664	0.3

			2,760,662	2.6

CONSUMER SERVICES
18,887		Carnival Corp	758,691	0.7
		Other	1,620,048	1.6

			2,378,739	2.3

DIVERSIFIED FINANCIALS
87,246		Bank of America Corp	1,358,420	1.3
40,931		Citigroup, Inc	2,132,914	2.0
6,872		Goldman Sachs Group, Inc	1,218,131	1.2
17,627		JPMorgan Chase & Co	1,030,827	1.0
18,032		Legg Mason, Inc	784,031	0.8
33,996		Morgan Stanley	1,066,115	1.0
18,304		State Street Corp	1,343,331	1.3
		Other	784,010	0.6

			9,717,779	9.2

ENERGY
17,328		Baker Hughes, Inc	957,545	0.9
14,927		Chevron Corp	1,864,532	1.8
16,056		ConocoPhillips	1,134,356	1.1
24,377		Exxon Mobil Corp	2,466,952	2.3
10,426		Occidental Petroleum Corp	991,513	0.9
115,134		Tailsman Energy, Inc	1,341,311	1.3
		Other	5,622,882	5.4

			14,379,091	13.7

44	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING
10,862		CVS Corp	$777,393	0.7%
		Other	725,006	0.7

			1,502,399	1.4

FOOD, BEVERAGE & TOBACCO			1,370,913	1.3

HEALTH CARE EQUIPMENT & SERVICES
11,681		Covidien plc	795,476	0.8
17,320	*	Express Scripts Holding Co	1,216,557	1.2
30,880	*	Hologic, Inc	690,168	0.6
22,510		UnitedHealth Group, Inc	1,695,003	1.6
		Other	1,656,397	1.6

			6,053,601	5.8

HOUSEHOLD & PERSONAL PRODUCTS
19,449		Procter & Gamble Co	1,583,343	1.5
		Other	1,114,747	1.1

			2,698,090	2.6

INSURANCE
9,533		ACE Ltd	986,951	0.9
19,591		American International Group, Inc	1,000,120	1.0
9,518	*	Berkshire Hathaway, Inc (Class B)	1,128,454	1.1
22,259		Hartford Financial Services Group, Inc	806,444	0.8
15,679		Metlife, Inc	845,412	0.8
		Other	2,664,998	2.5

			7,432,379	7.1

MATERIALS
34,400	e	Cliffs Natural Resources, Inc	901,624	0.8
		Other	3,036,476	3.0

			3,938,100	3.8

MEDIA
11,054		Time Warner, Inc	770,685	0.7
		Other	903,107	0.9

			1,673,792	1.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
30,176		Johnson & Johnson	2,763,820	2.6
35,295		Merck & Co, Inc	1,766,515	1.7
41,798		Pfizer, Inc	1,280,272	1.2
		Other	2,638,452	2.5

			8,449,059	8.0

REAL ESTATE			2,888,088	2.7

RETAILING			2,623,118	2.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,528,244	2.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	45

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
24,947		Microsoft Corp		$933,766	0.9%
20,494	*	Yahoo!, Inc		828,778	0.8
		Other		1,968,457	1.9

				3,731,001	3.6

TECHNOLOGY HARDWARE & EQUIPMENT
2,121		Apple, Inc		1,190,114	1.2
47,593		Cisco Systems, Inc		1,068,463	1.0
32,820		Hewlett-Packard Co		918,303	0.9
107,234	*	Nokia Corp		869,668	0.8
		Other		1,175,327	1.1

				5,221,875	5.0

TELECOMMUNICATION SERVICES
63,778		AT&T, Inc		2,242,434	2.2
19,372	*	Level 3 Communications, Inc		642,569	0.6
		Other		741,259	0.7

				3,626,262	3.5

TRANSPORTATION				2,496,850	2.4

UTILITIES
8,810		NextEra Energy, Inc		754,312	0.7
		Other		3,087,275	3.0

				3,841,587	3.7

		TOTAL COMMON STOCKS	(Cost $87,799,398)	104,093,092	99.3

RIGHTS/WARRANTS
ENERGY				6,312	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	6,312	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,244,120	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		3,244,120	3.1

				3,244,120	3.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,244,120)	3,244,120	3.1

		TOTAL PORTFOLIO	(Cost $91,043,518)	107,343,524	102.4
		OTHER ASSETS & LIABILITIES, NET		(2,474,643)	(2.4)

		NET ASSETS		$104,868,881	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $3,137,622.

46	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Fund  ▪  December 31, 2013

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	47

Summary portfolio of investments

Real Estate Securities Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
DIVERSIFIED REAL ESTATE ACTIVITIES			$303,524	0.3%

DIVERSIFIED REITS
40,000		Retail Opportunities Investment Corp	588,800	0.6
135,000		Spirit Realty Capital, Inc	1,327,050	1.4
14,000		Vornado Realty Trust	1,243,060	1.3
25,000		WP Carey, Inc	1,533,750	1.6
		Other	300,800	0.3

			4,993,460	5.2

HOTELS, RESORTS & CRUISE LINES
30,000	*	Orient-Express Hotels Ltd (Class A)	453,300	0.5

			453,300	0.5

INDUSTRIAL REITS
18,000		EastGroup Properties, Inc	1,042,740	1.1
27,000		First Industrial Realty Trust, Inc	471,150	0.5
130,000		Prologis, Inc	4,803,500	5.0
		Other	797,200	0.8

			7,114,590	7.4

MORTGAGE REITS			546,000	0.6

OFFICE REITS
38,000		Boston Properties, Inc	3,814,060	3.9
15,000		Digital Realty Trust, Inc	736,800	0.8
25,000		HRPT Properties Trust	582,750	0.6
15,000		Kilroy Realty Corp	752,700	0.8
100,000		Parkway Properties, Inc	1,929,000	2.0
30,000		SL Green Realty Corp	2,771,400	2.9

			10,586,710	11.0

PUBLISHING			363,316	0.4

REAL ESTATE OPERATING COMPANIES			240,880	0.3

REAL ESTATE SERVICES
20,000		Kennedy-Wilson Holdings, Inc	445,000	0.5
11,000	*	Realogy Holdings Corp	544,170	0.5

			989,170	1.0

RESIDENTIAL REITS
15,000		American Campus Communities, Inc	483,150	0.5
35,000	*	American Homes 4 Rent	567,000	0.6
40,000		AvalonBay Communities, Inc	4,729,200	4.9
10,000		BRE Properties, Inc (Class A)	547,100	0.6
100,000		Education Realty Trust, Inc	882,000	0.9
25,000		Equity Lifestyle Properties, Inc	905,750	0.9
90,000		Equity Residential	4,668,300	4.9
10,000		Essex Property Trust, Inc	1,435,100	1.5
18,000		Post Properties, Inc	814,140	0.8

48	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Real Estate Securities Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

RESIDENTIAL REITS—continued
15,000		Sun Communities, Inc		$639,600	0.7%
		Other		428,960	0.4

				16,100,300	16.7

RETAIL REITS
50,000		Cole Real Estate Investment, Inc		702,000	0.7
105,000		DDR Corp		1,613,850	1.7
40,000		Equity One, Inc		897,600	0.9
15,000		Federal Realty Investment Trust		1,521,150	1.6
200,000		General Growth Properties, Inc		4,014,000	4.2
15,000		Regency Centers Corp		694,500	0.7
79,000		Simon Property Group, Inc		12,020,640	12.5
		Other		189,800	0.2

				21,653,540	22.5

SECURITY & ALARM SERVICES
35,000		Corrections Corp of America		1,122,450	1.2

				1,122,450	1.2

SPECIALIZED REITS
75,000		American Tower Corp		5,986,500	6.2
35,000		CubeSmart		557,900	0.6
35,000		Extra Space Storage, Inc		1,474,550	1.5
75,000		HCP, Inc		2,724,000	2.8
40,000		Health Care REIT, Inc		2,142,800	2.2
40,000		Healthcare Realty Trust, Inc		852,400	0.9
100,000		Host Marriott Corp		1,944,000	2.1
25,000		Plum Creek Timber Co, Inc		1,162,750	1.2
25,000		Potlatch Corp		1,043,500	1.1
28,000		Public Storage, Inc		4,214,560	4.4
20,000		Rayonier, Inc		842,000	0.9
40,000		RLJ Lodging Trust		972,800	1.0
135,000	*	Strategic Hotels & Resorts, Inc		1,275,750	1.3
75,000		Sunstone Hotel Investors, Inc		1,005,000	1.0
52,500		Ventas, Inc		3,007,200	3.2
25,000		Weyerhaeuser Co		789,250	0.8
		Other		254,050	0.2

				30,249,010	31.4

		TOTAL COMMON STOCKS	(Cost $87,106,654)	94,716,250	98.5

		TOTAL PORTFOLIO	(Cost $87,106,654)	94,716,250	98.5
		OTHER ASSETS & LIABILITIES, NET		1,486,007	1.5

		NET ASSETS		$96,202,257	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	49

Summary portfolio of investments	concluded

Real Estate Securities Fund  ▪  December 31, 2013

ABBREVIATION(S):

REIT    Real Estate Investment Trust

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Small-Cap Equity Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
7,559	*	Tenneco, Inc	$427,613	0.8%
		Other	87,381	0.2

			514,994	1.0

BANKS
18,749		FirstMerit Corp	416,790	0.8
12,844		Home Loan Servicing Solutions Ltd	295,027	0.6
5,622		Prosperity Bancshares, Inc	356,379	0.7
3,426	*	SVB Financial Group	359,250	0.7
15,707	e	Umpqua Holdings Corp	300,632	0.6
		Other	2,495,267	4.8

			4,223,345	8.2

CAPITAL GOODS
3,250		Alliant Techsystems, Inc	395,460	0.8
4,463		Curtiss-Wright Corp	277,732	0.6
4,329		EnerSys	303,420	0.6
17,250		Exelis, Inc	328,785	0.6
3,593		Huntington Ingalls	323,406	0.6
3,680	*	Teledyne Technologies, Inc	338,045	0.7
3,280	*	WABCO Holdings, Inc	306,385	0.6
		Other	2,634,405	5.1

			4,907,638	9.6

COMMERCIAL & PROFESSIONAL SERVICES
6,038	*	WageWorks, Inc	358,899	0.7
		Other	1,401,581	2.7

			1,760,480	3.4

CONSUMER DURABLES & APPAREL
8,060		Brunswick Corp	371,244	0.7
		Other	1,058,283	2.1

			1,429,527	2.8

CONSUMER SERVICES
11,225		Hillenbrand, Inc	330,239	0.6
5,460	*	Marriott Vacations Worldwide Corp	288,070	0.6
		Other	1,297,108	2.5

			1,915,417	3.7

DIVERSIFIED FINANCIALS
38,709		Apollo Investment Corp	328,252	0.7
		Other	1,497,676	2.9

			1,825,928	3.6

ENERGY
4,914		Bristow Group, Inc	368,845	0.7
36,074	*	Penn Virginia Corp	340,178	0.7
4,089		Targa Resources Investments, Inc	360,527	0.7
		Other	1,878,162	3.6

			2,947,712	5.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	51

Summary portfolio of investments	continued

Small-Cap Equity Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING			$315,534	0.6%

FOOD, BEVERAGE & TOBACCO			1,076,971	2.1

HEALTH CARE EQUIPMENT & SERVICES
5,111	*	Cyberonics, Inc	334,821	0.6
6,582	*	Medidata Solutions, Inc	398,672	0.8
7,800	*	Team Health Holdings, Inc	355,290	0.7
		Other	2,463,738	4.8

			3,552,521	6.9

HOUSEHOLD & PERSONAL PRODUCTS			270,744	0.5

INSURANCE
5,529	e	HCI Group, Inc	295,801	0.6
5,220		Platinum Underwriters Holdings Ltd	319,882	0.6
		Other	864,244	1.7

			1,479,927	2.9

MATERIALS
5,128		Minerals Technologies, Inc	308,039	0.6
		Other	2,390,767	4.7

			2,698,806	5.3

MEDIA
5,464	*	Lamar Advertising Co (Class A)	285,494	0.6
20,300	*	Live Nation, Inc	401,128	0.8
		Other	779,834	1.5

			1,466,456	2.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,584	*	Medicines Co	292,894	0.6
6,860	*	Parexel International Corp	309,935	0.6
		Other	1,895,310	3.7

			2,498,139	4.9

REAL ESTATE
13,170		DuPont Fabros Technology, Inc	325,431	0.6
13,193		RLJ Lodging Trust	320,854	0.6
		Other	2,907,337	5.7

			3,553,622	6.9

RETAILING
4,991	*	Children’s Place Retail Stores, Inc	284,337	0.6
6,877		Penske Auto Group, Inc	324,320	0.6
		Other	1,482,738	2.9

			2,091,395	4.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
8,037	*	Cavium Networks, Inc	277,357	0.5
		Other	1,384,869	2.7

			1,662,226	3.2

52	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Small-Cap Equity Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
9,900	*	Aspen Technology, Inc		$413,820	0.8%
4,734	*	Commvault Systems, Inc		354,482	0.7
5,000	*	Demandware, Inc		320,600	0.6
8,719	*	Infoblox, Inc		287,901	0.6
3,673	*	Manhattan Associates, Inc		431,504	0.9
8,638		MAXIMUS, Inc		379,986	0.7
23,846	*	TiVo, Inc		312,860	0.6
9,327	*,e	WebMD Health Corp (Class A)		368,416	0.7
		Other		1,966,589	3.8

				4,836,158	9.4

TECHNOLOGY HARDWARE & EQUIPMENT
15,500	*	ARRIS Group, Inc		377,658	0.7
25,273	*	QLogic Corp		298,980	0.6
6,567	*,e	Synaptics, Inc		340,236	0.7
		Other		1,666,711	3.2

				2,683,585	5.2

TELECOMMUNICATION SERVICES				273,055	0.5

TRANSPORTATION
10,059		Arkansas Best Corp		338,787	0.7
16,380	*,e	Swift Transportation Co, Inc		363,800	0.7
		Other		484,482	0.8

				1,187,069	2.2

UTILITIES				1,342,217	2.6

		TOTAL COMMON STOCKS	(Cost $40,356,823)	50,513,466	98.2

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,549,816	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		4,549,816	8.8

				4,549,816	8.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,549,816)	4,549,816	8.8

		TOTAL PORTFOLIO	(Cost $44,906,639)	55,063,282	107.0
		OTHER ASSETS & LIABILITIES, NET		(3,626,645)	(7.0)

		NET ASSETS		$51,436,637	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $4,461,821.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	53

Summary portfolio of investments

Social Choice Equity Fund  ▪  December 31, 2013

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
28,628	Ford Motor Co	$441,730	0.7%
	Other	668,955	1.0

		1,110,685	1.7

BANKS
5,307	PNC Financial Services Group, Inc	411,717	0.6
13,031	US Bancorp	526,452	0.8
	Other	1,323,261	2.1

		2,261,430	3.5

CAPITAL GOODS
4,381	3M Co	614,435	1.0
5,752	Danaher Corp	444,055	0.7
6,715	Emerson Electric Co	471,259	0.7
4,828	Illinois Tool Works, Inc	405,938	0.6
1,640	Precision Castparts Corp	441,652	0.7
	Other	2,787,142	4.3

		5,164,481	8.0

COMMERCIAL & PROFESSIONAL SERVICES		392,119	0.6

CONSUMER DURABLES & APPAREL		798,176	1.2

CONSUMER SERVICES
5,745	McDonald’s Corp	557,437	0.9
6,173	Starbucks Corp	483,902	0.7
	Other	501,613	0.8

		1,542,952	2.4

DIVERSIFIED FINANCIALS
6,435	American Express Co	583,847	0.9
12,182	Bank of New York Mellon Corp	425,639	0.6
1,351	BlackRock, Inc	427,551	0.7
5,819	Capital One Financial Corp	445,794	0.7
	Other	3,017,194	4.6

		4,900,025	7.5

ENERGY
2,524	EOG Resources, Inc	423,628	0.7
4,404	Occidental Petroleum Corp	418,820	0.6
	Other	5,764,511	8.9

		6,606,959	10.2

FOOD & STAPLES RETAILING		675,611	1.0

FOOD, BEVERAGE & TOBACCO
12,385	Mondelez International, Inc	437,190	0.7
8,218	PepsiCo, Inc	681,601	1.0
	Other	1,172,712	1.8

		2,291,503	3.5

54	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Social Choice Equity Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
12,277		Abbott Laboratories	$470,578	0.8%
7,993		Medtronic, Inc	458,718	0.7
		Other	1,246,361	1.9

			2,175,657	3.4

HOUSEHOLD & PERSONAL PRODUCTS
7,301		Colgate-Palmolive Co	476,098	0.8
11,993		Procter & Gamble Co	976,350	1.5
		Other	668,165	1.0

			2,120,613	3.3

INSURANCE
8,051	*	Berkshire Hathaway, Inc (Class B)	954,527	1.5
4,873		Prudential Financial, Inc	449,388	0.7
4,362		Travelers Cos, Inc	394,935	0.6
		Other	1,945,898	3.0

			3,744,748	5.8

MATERIALS
3,153		Praxair, Inc	409,984	0.6
		Other	2,731,197	4.2

			3,141,181	4.8

MEDIA
3,257		Time Warner Cable, Inc	441,323	0.7
7,105		Time Warner, Inc	495,361	0.8
		Other	1,115,389	1.7

			2,052,073	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,795	*	Biogen Idec, Inc	502,151	0.8
10,998		Bristol-Myers Squibb Co	584,544	0.9
8,909	*	Gilead Sciences, Inc	669,511	1.0
11,763		Johnson & Johnson	1,077,373	1.6
15,512		Merck & Co, Inc	776,376	1.2
		Other	1,279,511	2.0

			4,889,466	7.5

REAL ESTATE
2,592		Simon Property Group, Inc	394,399	0.6
		Other	1,751,017	2.7

			2,145,416	3.3

RETAILING
9,519		Lowe’s Companies, Inc	471,667	0.7
7,126		TJX Companies, Inc	454,140	0.7
		Other	2,150,004	3.3

			3,075,811	4.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
27,197		Intel Corp	706,034	1.1
10,327		Texas Instruments, Inc	453,459	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	55

Summary portfolio of investments	concluded

Social Choice Equity Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
		Other		$521,303	0.8%

				1,680,796	2.6

SOFTWARE & SERVICES
5,486		Accenture plc		451,059	0.7
4,203	*	Cognizant Technology Solutions Corp (Class A)		424,419	0.7
1,112	*	Google, Inc (Class A)		1,246,229	1.9
4,831		International Business Machines Corp		906,151	1.4
19,339		Oracle Corp		739,910	1.1
10,275	*	Yahoo!, Inc		415,521	0.6
		Other		1,790,722	2.8

				5,974,011	9.2

TECHNOLOGY HARDWARE & EQUIPMENT
28,486		Cisco Systems, Inc		639,511	1.0
17,556		EMC Corp		441,533	0.7
17,027		Hewlett-Packard Co		476,416	0.7
8,637		Qualcomm, Inc		641,297	1.0
		Other		715,142	1.1

				2,913,899	4.5

TELECOMMUNICATION SERVICES				865,723	1.3

TRANSPORTATION
5,115		United Parcel Service, Inc (Class B)		537,484	0.8
		Other		870,745	1.4

				1,408,229	2.2

UTILITIES
4,575		NextEra Energy, Inc		391,712	0.6
		Other		2,022,911	3.1

				2,414,623	3.7

		TOTAL COMMON STOCKS	(Cost $44,742,366)	64,346,187	99.1

		TOTAL PORTFOLIO	(Cost $44,742,366)	64,346,187	99.1
		OTHER ASSETS & LIABILITIES, NET		584,737	0.9

		NET ASSETS		$64,930,924	100.0%

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Stock Index Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,210,349	1.1%

BANKS
65,653		Wells Fargo & Co	2,980,646	1.0
		Other	6,749,911	2.4

			9,730,557	3.4

CAPITAL GOODS
9,465		3M Co	1,327,466	0.5
10,293		Boeing Co	1,404,892	0.5
140,720		General Electric Co	3,944,382	1.4
12,589		United Technologies Corp	1,432,628	0.5
		Other	16,165,837	5.7

			24,275,205	8.6

COMMERCIAL & PROFESSIONAL SERVICES			2,896,990	1.0

CONSUMER DURABLES & APPAREL			4,612,605	1.6

CONSUMER SERVICES
13,736		McDonald’s Corp	1,332,804	0.5
		Other	4,831,073	1.7

			6,163,877	2.2

DIVERSIFIED FINANCIALS
12,914		American Express Co	1,171,687	0.4
145,043		Bank of America Corp	2,258,320	0.8
41,283		Citigroup, Inc	2,151,257	0.7
6,299		Goldman Sachs Group, Inc	1,116,561	0.4
51,496		JPMorgan Chase & Co	3,011,486	1.1
		Other	8,785,832	3.1

			18,495,143	6.5

ENERGY
26,242		Chevron Corp	3,277,888	1.1
16,540		ConocoPhillips	1,168,551	0.4
60,436	d	Exxon Mobil Corp	6,116,123	2.2
10,919		Occidental Petroleum Corp	1,038,397	0.4
17,736		Schlumberger Ltd	1,598,191	0.6
		Other	12,838,959	4.5

			26,038,109	9.2

FOOD & STAPLES RETAILING
16,355		CVS Corp	1,170,527	0.4
22,007		Wal-Mart Stores, Inc	1,731,731	0.6
		Other	2,764,655	1.0

			5,666,913	2.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	57

Summary portfolio of investments	continued

Stock Index Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
51,464		Coca-Cola Co	$2,125,978	0.7%
20,966		PepsiCo, Inc	1,738,920	0.6
22,153		Philip Morris International, Inc	1,930,191	0.7
		Other	6,998,865	2.5

			12,793,954	4.5

HEALTH CARE EQUIPMENT & SERVICES
13,859		UnitedHealth Group, Inc	1,043,583	0.4
		Other	11,557,305	4.1

			12,600,888	4.5

HOUSEHOLD & PERSONAL PRODUCTS
37,327		Procter & Gamble Co	3,038,791	1.1
		Other	2,386,003	0.8

			5,424,794	1.9

INSURANCE
24,521	*	Berkshire Hathaway, Inc (Class B)	2,907,210	1.0
		Other	8,996,090	3.2

			11,903,300	4.2

MATERIALS			10,645,770	3.8

MEDIA
34,982		Comcast Corp (Class A)	1,817,840	0.6
24,026	*	Walt Disney Co	1,835,586	0.7
		Other	7,286,090	2.6

			10,939,516	3.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
21,568		AbbVie, Inc	1,139,006	0.4
10,289		Amgen, Inc	1,174,592	0.4
22,543		Bristol-Myers Squibb Co	1,198,160	0.4
20,869	*	Gilead Sciences, Inc	1,568,305	0.6
38,233		Johnson & Johnson	3,501,761	1.2
41,020		Merck & Co, Inc	2,053,051	0.7
90,670		Pfizer, Inc	2,777,222	1.0
		Other	9,356,953	3.3

			22,769,050	8.0

REAL ESTATE			8,858,945	3.1

RETAILING
5,004	*	Amazon.com, Inc	1,995,545	0.7
19,699		Home Depot, Inc	1,622,016	0.6
		Other	9,253,368	3.3

			12,870,929	4.6

58	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
67,958		Intel Corp		$1,764,190	0.6%
		Other		4,289,231	1.5

				6,053,421	2.1

SOFTWARE & SERVICES
23,167	*	Facebook, Inc		1,266,308	0.4
3,660	*	Google, Inc (Class A)		4,101,799	1.4
14,101		International Business Machines Corp		2,644,925	0.9
1,603		Mastercard, Inc (Class A)		1,339,243	0.5
113,410		Microsoft Corp		4,244,936	1.5
48,382		Oracle Corp		1,851,095	0.7
7,152		Visa, Inc (Class A)		1,592,607	0.6
		Other		11,572,304	4.1

				28,613,217	10.1

TECHNOLOGY HARDWARE & EQUIPMENT
12,731		Apple, Inc		7,143,491	2.5
72,703		Cisco Systems, Inc		1,632,182	0.6
23,615		Qualcomm, Inc		1,753,414	0.6
		Other		5,716,960	2.0

				16,246,047	5.7

TELECOMMUNICATION SERVICES
72,875		AT&T, Inc		2,562,285	0.9
38,896		Verizon Communications, Inc		1,911,350	0.7
		Other		1,452,990	0.5

				5,926,625	2.1

TRANSPORTATION
6,413		Union Pacific Corp		1,077,384	0.4
		Other		4,738,199	1.7

				5,815,583	2.1

UTILITIES				8,155,930	2.9

		TOTAL COMMON STOCKS	(Cost $179,389,417)	280,707,717	99.1

RIGHTS/WARRANTS
ENERGY				243	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				177	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	420	0.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	59

Summary portfolio of investments	concluded

Stock Index Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,943,725	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$6,943,725	2.5%

				6,943,725	2.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $6,943,725)	6,943,725	2.5

		TOTAL PORTFOLIO	(Cost $186,333,142)	287,651,862	101.6
		OTHER ASSETS & LIABILITIES, NET		(4,535,339)	(1.6)

		NET ASSETS		$283,116,523	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

The aggregate value of securities on loan is $6,781,019.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

International Equity Fund  ▪  December 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
FRANCE
80,842		Accor S.A.	$3,818,156	3.9%
13,716		BNP Paribas	1,069,947	1.1
58,086		Bouygues S.A.	2,196,568	2.2
49,438		Compagnie de Saint-Gobain	2,723,392	2.8
13,147		Compagnie Generale d’Optique Essilor International S.A.	1,398,937	1.4
28,024		European Aeronautic Defence and Space Co	2,151,407	2.2
35,662		Renault S.A.	2,869,948	2.9
28,898		Societe Television Francaise 1	556,913	0.6
84,449		Vivendi Universal S.A.	2,227,545	2.3
		Other	1,054,856	1.1

			20,067,669	20.5

GERMANY
29,271		Bayer AG.	4,109,955	4.2
10,912		Henkel KGaA (Preference)	1,268,350	1.3
51,393		SAP AG.	4,456,881	4.5

			9,835,186	10.0

GREECE
76,311	*	Hellenic Telecommunications Organization S.A.	1,016,391	1.0
321,940	*	National Bank of Greece S.A.	1,728,388	1.8
1,001,555	*	Piraeus Bank S.A.	2,117,552	2.2

			4,862,331	5.0

HONG KONG			8,408	0.0

INDIA
13,811		Eicher Motors Ltd	1,111,009	1.1
125,140		HDFC Bank Ltd	1,349,947	1.4
89,242		IndusInd Bank Ltd	608,558	0.6
117,347		Larsen & Toubro Ltd	2,035,242	2.1
227,687		Mahindra & Mahindra Financial Services Ltd	1,183,223	1.2
		Other	429,330	0.4

			6,717,309	6.8

INDONESIA
976,500		PT Indofood Sukses Makmur Tbk	530,672	0.5

			530,672	0.5

ITALY			336,810	0.3

JAPAN
25,000		Daiwa House Industry Co Ltd	484,380	0.5
8,200		Don Quijote Co Ltd	497,085	0.5
59,000		Hoya Corp	1,640,901	1.7
601,000	*	Mazda Motor Corp	3,114,419	3.2
63,125	*	Olympus Corp	2,002,119	2.0
3,400		Oriental Land Co Ltd	490,327	0.5
38,000		Sekisui House Ltd	531,741	0.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	61

Summary portfolio of investments	continued

International Equity Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

JAPAN—continued
226,000		Sumitomo Heavy Industries Ltd		$1,041,376	1.1%
12,300		Toyota Motor Corp		749,993	0.8
		Other		2,268,533	2.3

				12,820,874	13.1

MEXICO				59,477	0.1

NETHERLANDS
161,615	*	ING Groep NV		2,257,523	2.3
		Other		361,516	0.4

				2,619,039	2.7

SINGAPORE
882,000	e	Genting International plc		1,048,863	1.1

				1,048,863	1.1

SPAIN
172,085		Banco Bilbao Vizcaya Argentaria S.A.		2,128,783	2.2

				2,128,783	2.2

SWEDEN
140,648		SKF AB (B Shares)		3,688,548	3.7
48,548		Trelleborg AB (B Shares)		966,801	1.0
81,544		Volvo AB (B Shares)		1,072,987	1.1

				5,728,336	5.8

SWITZERLAND
55,722		Adecco S.A.		4,423,584	4.5
2,867		Burckhardt Compression Holding AG.		1,256,653	1.3
68,807		Clariant AG.		1,259,378	1.3
		Other		753,486	0.7

				7,693,101	7.8

UNITED KINGDOM
383,454		British Sky Broadcasting plc		5,359,237	5.5
91,393		Drax Group plc		1,212,644	1.2
126,994		Filtrona plc		1,809,068	1.8
1,786,422	*	Lloyds TSB Group plc		2,344,119	2.4
598,237		Man Group plc		845,118	0.9
261,770	*	Ocado Ltd		1,919,928	1.9
11,205		Reckitt Benckiser Group plc		890,079	0.9
44,423		Reed Elsevier plc		662,507	0.7
297,279	*	Royal Mail plc		2,805,991	2.9
305,936		Tate & Lyle plc		4,103,943	4.2
		Other		540,125	0.5

				22,492,759	22.9

		TOTAL COMMON STOCKS	(Cost $85,208,251)	96,949,617	98.8

RIGHTS/WARRANTS
GREECE				114,727	0.1

		TOTAL RIGHTS/WARRANTS	(Cost $90,493)	114,727	0.1

62	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

International Equity Fund  ▪  December 31, 2013

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
873,168	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$873,168	0.9%

				873,168	0.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $873,168)	873,168	0.9

		TOTAL PORTFOLIO	(Cost $86,171,912)	97,937,512	99.8
		OTHER ASSETS & LIABILITIES, NET		168,329	0.2

		NET ASSETS		$98,105,841	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “Other,” is $828,040.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	63

Summary of market values by sector

International Equity Fund  ▪  December 31, 2013

Sector	Value	% of net assets
INDUSTRIALS	$26,427,156	26.8%
CONSUMER DISCRETIONARY	23,474,425	23.9
FINANCIALS	17,618,956	18.0
HEALTH CARE	7,511,011	7.7
INFORMATION TECHNOLOGY	7,389,136	7.5
CONSUMER STAPLES	6,827,769	7.0
TELECOMMUNICATION SERVICES	3,243,936	3.3
MATERIALS	3,193,489	3.3
UTILITIES	1,212,644	1.2
ENERGY	165,822	0.2
SHORT-TERM INVESTMENTS	873,168	0.9
OTHER ASSETS & LIABILITES, NET	168,329	0.2

NET ASSETS	$98,105,841	100.0%

64	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Bond Fund  ▪  December 31, 2013

Principal	Issuer		Value	% of net assets

BANK LOAN OBLIGATIONS
CAPITAL GOODS			$199,697	0.1%

CONSUMER SERVICES			226,312	0.1

MEDIA			297,747	0.2

	TOTAL BANK LOAN OBLIGATIONS	(Cost $720,497)	723,756	0.4

BONDS
CORPORATE BONDS
BANKS
$ 600,000	PNC Bank NA	2.950%, 01/30/23	552,188	0.3
	Other		6,206,668	3.3

			6,758,856	3.6

CAPITAL GOODS			2,149,655	1.1

COMMERCIAL & PROFESSIONAL SERVICES			776,175	0.4

CONSUMER DURABLES & APPAREL			1,017,558	0.5

CONSUMER SERVICES			780,407	0.4

DIVERSIFIED FINANCIALS
1,325,000	American Express Credit Corp	1.300%, 07/29/16	1,335,253	0.7
1,275,000	American Express Credit Corp	2.125%, 07/27/18	1,277,141	0.7
750,000	General Electric Capital Corp	3.100%, 01/09/23	711,568	0.4
	Other		7,434,031	3.9

			10,757,993	5.7

ENERGY			7,844,378	4.2

FOOD & STAPLES RETAILING			475,835	0.3

FOOD, BEVERAGE & TOBACCO			2,339,601	1.2

HEALTH CARE EQUIPMENT & SERVICES
500,000	Express Scripts Holding Co	2.100%, 02/12/15	507,247	0.2
	Other		1,463,195	0.8

			1,970,442	1.0

HOUSEHOLD & PERSONAL PRODUCTS			121,321	0.1

INSURANCE			4,317,122	2.3

MATERIALS
500,000	International Paper Co	4.750%, 02/15/22	524,210	0.3
	Other		3,115,220	1.6

			3,639,430	1.9

MEDIA
675,000	Comcast Corp	4.250%, 01/15/33	627,021	0.3
	Other		3,473,389	1.8

			4,100,410	2.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	65

Summary portfolio of investments	continued

Bond Fund  ▪  December 31, 2013

Principal		Issuer		Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				$1,184,385	0.6%

REAL ESTATE				1,837,646	1.0

RETAILING
$ 725,000		O’Reilly Automotive, Inc	3.800%, 09/01/22	699,710	0.4
510,000	g	QVC, Inc	7.375%, 10/15/20	549,826	0.3
		Other		2,136,030	1.1

				3,385,566	1.8

SOFTWARE & SERVICES
1,170,000		Fidelity National Information Services, Inc	5.000%, 03/15/22	1,194,863	0.6
		Other		451,238	0.3

				1,646,101	0.9

TECHNOLOGY HARDWARE & EQUIPMENT				2,264,394	1.2

TELECOMMUNICATION SERVICES
600,000		Verizon Communications, Inc	0.700%, 11/02/15	598,326	0.3
625,000		Verizon Communications, Inc	3.650%, 09/14/18	661,603	0.4
875,000		Verizon Communications, Inc	6.550%, 09/15/43	1,023,714	0.5
		Other		2,492,999	1.3

				4,776,642	2.5

TRANSPORTATION				1,330,675	0.7

UTILITIES				6,235,410	3.4

		TOTAL CORPORATE BONDS	(Cost $69,737,265)	69,710,002	36.9

GOVERNMENT BONDS
AGENCY SECURITIES				378,581	0.1

FOREIGN GOVERNMENT BONDS				5,658,815	3.0

MORTGAGE BACKED
601,340		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 12/01/39	639,138	0.3
562,951		Federal National Mortgage Association (FNMA)	4.828%, 01/01/15	562,793	0.3
751,115		FNMA	5.500%, 02/01/24	824,943	0.4
521,341		FNMA	3.000%, 01/01/27	532,620	0.3
1,167,674		FNMA	2.500%, 10/01/27	1,159,609	0.6
938,239		FNMA	3.000%, 03/01/28	959,018	0.5
795,217		FNMA	4.000%, 12/01/40	820,362	0.4
568,983		FNMA	4.000%, 02/01/41	586,141	0.3
666,371		FNMA	3.500%, 12/01/41	662,652	0.4
1,132,468		FNMA	3.000%, 04/01/42	1,076,326	0.6
1,883,678		FNMA	3.500%, 06/01/42	1,873,711	1.0
931,007		FNMA	3.000%, 11/01/42	884,837	0.5
1,867,550		FNMA	3.000%, 12/01/42	1,775,393	0.9
14,756,414	i	FNMA	2.379%–7.500%, 04/01/18–07/01/42	15,581,381	8.2
565,923		Government National Mortgage Association (GNMA)	4.500%, 04/20/40	607,795	0.3
797,092		GNMA	4.000%, 09/15/41	829,315	0.5

66	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Bond Fund  ▪  December 31, 2013

Principal	Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$ 911,844	GNMA	3.000%, 09/15/42	$882,338	0.5%
1,880,185	GNMA	3.500%, 11/15/42	1,901,285	1.0
964,244	GNMA	3.000%, 02/20/43	933,493	0.5
3,531,195	GNMA	3.500%–6.000%, 07/15/33–12/20/41	3,781,448	2.0
	Other		1,944,622	1.0

			38,819,220	20.5

MUNICIPAL BONDS			1,878,676	1.0

U.S. TREASURY SECURITIES
2,380,000	United States Treasury Bond	3.625%, 08/15/43	2,247,612	1.2
1,000,000	United States Treasury Bond	3.750%, 11/15/43	966,562	0.5
1,000,000	United States Treasury Note	0.250%, 05/31/14	1,000,586	0.5
3,050,000	United States Treasury Note	0.250%, 06/30/14	3,052,382	1.6
1,000,000	United States Treasury Note	0.250%, 09/30/14	1,000,820	0.5
524,000	United States Treasury Note	0.125%, 12/31/14	523,837	0.3
1,385,000	United States Treasury Note	0.250%, 01/31/15	1,386,136	0.7
4,900,000	United States Treasury Note	0.250%, 02/28/15	4,903,062	2.6
2,115,000	United States Treasury Note	0.250%, 05/31/15	2,115,992	1.1
10,664,000	United States Treasury Note	0.375%, 11/15/15	10,670,249	5.7
5,510,000	United States Treasury Note	0.500%, 06/15/16	5,504,402	2.9
520,000	United States Treasury Note	0.875%, 01/31/18	510,088	0.3
6,641,500	United States Treasury Note	1.250%, 11/30/18	6,499,332	3.4
7,015,000	United States Treasury Note	2.750%, 11/15/23	6,862,641	3.6
	Other		1,286,956	0.7

			48,530,657	25.6

	TOTAL GOVERNMENT BONDS	(Cost $95,910,831)	95,265,949	50.2

STRUCTURED ASSETS
ASSET BACKED
1,460,625	Dominos Pizza Master Issuer LLC	5.216%, 01/25/42	1,548,176	0.8
	Series 2012-1A (Class A2)
	Other		6,598,590	3.5

			8,146,766	4.3

OTHER MORTGAGE BACKED
730,000	Credit Suisse Mortgage Capital Certificates
	Series 2006-C4 (Class AM)	5.509%, 09/15/39	783,837	0.4
1,060,000	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30 (Class AM)	5.383%, 12/15/43	1,140,553	0.6
780,000	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34 (Class AM)	5.818%, 05/15/46	855,233	0.4
	Other		5,419,611	2.9

			8,199,234	4.3

	TOTAL STRUCTURED ASSETS	(Cost $16,239,202)	16,346,000	8.6

	TOTAL BONDS	(Cost $181,887,298)	181,321,951	95.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	67

Summary portfolio of investments	concluded

Bond Fund  ▪  December 31, 2013

Shares	Company		Value	% of net assets

PREFERRED STOCKS
BANKS			$200,556	0.1%

	TOTAL PREFERRED STOCKS	(Cost $569,550)	200,556	0.1

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$ 3,800,000	United States Treasury Bill	0.083%–0.108%, 07/24/14	3,798,340	2.0

			3,798,340	2.0

	TOTAL SHORT-TERM INVESTMENTS	(Cost $3,797,958)	3,798,340	2.0

	TOTAL PORTFOLIO	(Cost $186,975,303)	186,044,603	98.2
	OTHER ASSETS & LIABILITIES, NET		3,363,997	1.8

	NET ASSETS		$189,408,600	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities, including those in “Other,” was $24,139,582, or 12.7% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

68	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Money Market Fund  ▪  December 31, 2013

Principal		Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$ 900,000		Banco Del Estado De Chile	0.210%, 02/11/14–02/20/14	$900,000	1.2%
1,000,000		Toronto-Dominion Bank	0.150%–0.170%, 01/06/14–03/11/14	1,000,000	1.4
1,000,000		Wells Fargo Bank NA	0.130%, 02/10/14	1,000,000	1.4
		Other		550,000	0.7

				3,450,000	4.7

COMMERCIAL PAPER
1,500,000		American Honda Finance Corp	0.090%–0.130%, 01/10/14–03/05/14	1,499,799	2.1
830,000	y	Australia & New Zealand Banking Group Ltd	0.180%, 03/20/14	829,676	1.1
750,000	y	Coca-Cola Co	0.120%–0.140%, 02/27/14	749,850	1.0
1,150,000	y	Coca-Cola Co	0.130%–0.150%, 01/06/14–01/23/14	1,149,925	1.6
700,000	y	DBS Bank Ltd	0.200%, 01/06/14	699,981	1.0
750,000	y	DBS Bank Ltd	0.165%–0.250%, 01/07/14–04/01/14	749,830	1.0
1,850,000	y	Fairway Finance LLC	0.160%–0.190%, 01/29/14–03/03/14	1,849,659	2.5
1,350,000		General Electric Capital Corp	0.120%–0.140%, 03/04/14–03/24/14	1,349,665	1.9
755,000	y	International Business Machines Corp	0.150%, 01/07/14	754,981	1.0
1,275,000	y	Province of Quebec Canada	0.080%–0.110%, 01/14/14–02/25/14	1,274,849	1.7
700,000	y	PSP Capital, Inc	0.150%, 03/20/14	699,772	1.0
800,000	y	PSP Capital, Inc	0.130%, 01/29/14–02/11/14	799,896	1.1
900,000		Shell International Finance BV	4.000%, 03/21/14	907,348	1.2
1,050,000	y	Standard Chartered Bank	0.150%–0.173%, 01/14/14–03/10/14	1,049,760	1.4
590,000		Toyota Motor Credit Corp	0.140%, 03/05/14	589,855	0.8
1,000,000		Toyota Motor Credit Corp	0.160%–0.180%, 03/07/14–04/10/14	999,608	1.4
610,000	y	United Overseas Bank Ltd	0.185%, 03/14/14	609,774	0.8
900,000	y	United Overseas Bank Ltd	0.160%–0.170%, 01/07/14–01/14/14	899,960	1.2
875,000	y	Wal-Mart Stores, Inc	0.125%, 01/28/14	874,918	1.2
		Other		6,258,922	8.5

				24,598,028	33.5

GOVERNMENT AGENCY DEBT
1,205,000		Federal Home Loan Bank (FHLB)	0.070%–0.195%, 01/13/14	1,204,962	1.6
700,000		FHLB	0.050%–0.085%, 01/22/14	699,973	0.9
1,660,000		FHLB	0.065%–0.095%, 02/05/14	1,659,877	2.3
1,775,000		FHLB	0.080%–0.085%, 02/19/14	1,774,798	2.4
700,000		FHLB	0.098%–0.100%, 03/12/14	699,865	0.9
750,000		FHLB	0.105%–0.145%, 01/02/14	749,997	1.0
1,307,000		FHLB	0.035%–0.065%, 01/08/14	1,306,986	1.8
1,000,000		FHLB	0.050%–0.070%, 01/09/14	999,986	1.4
1,000,000		FHLB	0.055%, 01/10/14	999,986	1.4
1,000,000		FHLB	0.140%, 01/17/14	999,938	1.4
665,000		FHLB	0.070%–0.080%, 01/24/14	664,968	0.9
1,000,000		FHLB	0.055%–0.080%, 02/07/14	999,929	1.4
950,000		FHLB	0.070%–0.083%, 02/14/14	949,912	1.3
1,000,000		FHLB	0.095%, 03/14/14	999,810	1.4
600,000		FHLB	0.100%, 03/21/14	599,868	0.8
1,000,000		FHLB	0.060%, 04/02/14	999,848	1.4
3,875,000		FHLB	0.065%–0.135%, 01/21/14–04/04/14	3,874,462	5.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	69

Summary portfolio of investments	continued

Money Market Fund  ▪  December 31, 2013

Principal		Issuer		Value	% of net assets

GOVERNMENT AGENCY DEBT—continued
$1,135,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050%–0.160%, 01/27/14	$1,134,936	1.5%
1,310,000		FHLMC	0.090%–0.140%, 02/04/14	1,309,879	1.8
695,000		FHLMC	0.090%–0.140%, 02/24/14	694,884	0.9
2,492,000		FHLMC	0.060%–0.160%, 01/13/14–04/07/14	2,491,672	3.4
725,000		Federal National Mortgage Association (FNMA)	0.070%, 01/03/14	724,997	1.0
1,100,000		FNMA	0.100%, 02/24/14	1,099,835	1.5
1,283,000		FNMA	0.090%–0.150%, 02/26/14	1,282,755	1.7
1,025,000		FNMA	0.045%–0.085%, 01/15/14–02/12/14	1,024,964	1.4

				29,949,087	40.8

TREASURY DEBT
582,000		United States Treasury Bill	0.031%–0.033%, 01/09/14	581,996	0.8
800,000		United States Treasury Bill	0.041%–0.050%, 01/16/14	799,984	1.1
525,000		United States Treasury Bill	0.032%–0.037%, 01/23/14	524,989	0.7
725,000		United States Treasury Bill	0.058%–0.150%, 02/06/14	724,943	1.0
955,000		United States Treasury Bill	0.076%–0.086%, 06/26/14	954,611	1.3
900,000		United States Treasury Bill	0.089%–0.095%, 08/21/14	899,466	1.2
1,324,000		United States Treasury Bill	0.031%–0.091%, 01/02/14–09/18/14	1,323,807	1.8
600,000		United States Treasury Note	1.000%, 01/15/14	600,217	0.8
500,000		United States Treasury Note	0.250%, 01/31/14	500,052	0.7
699,000		United States Treasury Note	0.250%, 02/28/14	699,189	1.0
550,000		United States Treasury Note	1.250%, 04/15/14	551,818	0.7
509,000		United States Treasury Note	0.250%, 04/30/14	509,198	0.7
550,000		United States Treasury Note	1.000%, 05/15/14	551,732	0.7
500,000		United States Treasury Note	0.250%, 06/30/14	500,296	0.7
660,000		United States Treasury Note	0.625%, 07/15/14	661,764	0.9
500,000		United States Treasury Note	0.125%, 07/31/14	500,027	0.7
1,230,000		United States Treasury Note	0.250%–0.750%, 03/31/14–12/15/14	1,231,985	1.7

				12,116,074	16.5

VARIABLE RATE SECURITIES
500,000	i	Federal Farm Credit Bank (FFCB)	0.211%, 01/07/14	500,063	0.7
500,000	i	FFCB	0.200%, 01/01/14	500,201	0.7
900,000	i	FFCB	0.120%–0.180%, 01/01/14–10/27/14	899,927	1.2
500,000	i	Federal Home Loan Bank (FHLB)	0.220%, 02/14/14	500,287	0.7
		Other		1,499,987	2.0

				3,900,465	5.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $74,013,654)	74,013,654	100.8

		TOTAL PORTFOLIO	(Cost $74,013,654)	74,013,654	100.8
		OTHER ASSETS & LIABILITIES, NET		(607,409)	(0.8)

		NET ASSETS		$73,406,245	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2013, the aggregate value of these securities, including those in “Other,” was $17,132,008, or 23.3% of net assets.

70	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Money Market Fund  ▪  December 31, 2013

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	71

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2013

Growth Equity Fund

ASSETS
Portfolio investments, at value†*	$61,281,137
Cash	1,109,886
Receivable from securities transactions	105,503
Receivable from Fund shares sold	12,966
Dividends and interest receivable	12,963
Due from affiliates	627
Other	3,479

Total assets	62,526,561

LIABILITIES
Management fees payable	3,802
Due to affiliates	715
Payable for collateral for securities loaned	124,709
Payable for securities transactions	473,058
Payable for Fund shares redeemed	111,095
Accrued expenses and other payables	10,688

Total liabilities	724,067

NET ASSETS	$61,802,494

NET ASSETS CONSIST OF:
Paid-in-capital	$46,092,925
Undistributed net investment income (loss)	28,592
Accumulated net realized gain (loss) on total investments	450,469
Net unrealized appreciation (depreciation) on total investments	15,230,508

NET ASSETS	$61,802,494

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,343,676

Net asset value per share	$26.37

† Includes securities loaned of	$122,349
* Portfolio investments, cost	$46,050,652

72	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$134,060,502	$107,343,524	$94,716,250	$55,063,282
447,521	657,835	979,351	22,327
219,489	—	84,071	663,762
68,598	49,229	50,092	566,631
132,029	118,931	444,916	52,207
664	460	395	814
5,245	4,534	5,014	3,914

134,934,048	108,174,513	96,280,089	56,372,937

8,111	6,431	6,610	3,340
1,481	814	1,364	586
2,330,602	3,244,120	—	4,549,816
356,177	—	—	328,035
621,363	44,286	54,286	39,647
19,129	9,981	15,572	14,876

3,336,863	3,305,632	77,832	4,936,300

$131,597,185	$104,868,881	$96,202,257	$51,436,637

$99,340,607	$87,904,795	$91,590,492	$39,444,007
25,149	17,123	303,355	28,841
1,377,470	646,739	(3,301,186)	1,807,146
30,853,959	16,300,224	7,609,596	10,156,643

$131,597,185	$104,868,881	$96,202,257	$51,436,637

3,555,013	2,862,433	3,276,507	1,416,165

$37.02	$36.64	$29.36	$36.32

$2,264,386	$3,137,622	$—	$4,461,821
$103,207,001	$91,043,518	$87,106,654	$44,906,639

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	73

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2013

Social Choice Equity Fund

ASSETS
Portfolio investments, at value†*	$64,346,187
Cash	526,122
Cash—foreign‡	—
Receivable from securities transactions	—
Receivable from Fund shares sold	28,479
Dividends and interest receivable	91,511
Due from affiliates	440
Receivable for variation margin on open futures contracts	—
Other	3,402

Total assets	64,996,141

LIABILITIES
Management fees payable	1,329
Due to affiliates	501
Payable for collateral for securities loaned	—
Payable for securities transactions	—
Payable for Fund shares redeemed	53,478
Accrued expenses and other payables	9,909

Total liabilities	65,217

NET ASSETS	$64,930,924

NET ASSETS CONSIST OF:
Paid-in-capital	$45,319,926
Undistributed net investment income (loss)	218,156
Accumulated net realized gain (loss) on total investments	(210,979)
Net unrealized appreciation (depreciation) on total investments	19,603,821

NET ASSETS	$64,930,924

Outstanding shares of beneficial interest, unlimited sharesauthorized ($.0001 par value)	1,784,069

Net asset value per share	$36.39

† Includes securities loaned of	$—
* Portfolio investments, cost	$44,742,366
‡ Foreign cash, cost	$—

74	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund

$287,651,862	$97,937,512	$186,044,603	$74,013,654
2,240,245	1,131,765	3,327,495	23,786
—	6,784	—	—
20,262	1,740,539	87,312	—
300,437	127,400	64,235	5,017
380,052	63,660	1,107,923	21,623
1,207	1,083	1,416	1,161
7,221	—	—	—
9,759	5,643	6,548	2,912

290,611,045	101,014,386	190,639,532	74,068,153

2,319	6,676	7,776	1,014
3,362	750	1,557	648
6,943,725	873,168	—	—
—	1,890,367	1,065,101	—
514,201	59,175	117,822	646,856
30,915	78,409	38,676	13,390

7,494,522	2,908,545	1,230,932	661,908

$283,116,523	$98,105,841	$189,408,600	$73,406,245

$185,749,318	$120,172,992	$190,396,426	$73,407,375
434,397	1,192,680	(5,859)	(1,130)
(4,425,664)	(34,979,352)	(51,267)	—
101,358,472	11,719,521	(930,700)	—

$283,116,523	$98,105,841	$189,408,600	$73,406,245

6,867,968	4,868,347	7,589,003	73,404,091

$41.22	$20.15	$24.96	$1.00

$6,781,019	$828,040	$–	$–
$186,333,142	$86,171,912	$186,975,303	$74,013,654
$—	$6,784	$–	$–

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	75

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2013

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$401,837
Interest	52
Income from securities lending	16,711

Total income	418,600

EXPENSES
Management fees	230,825
Shareholder servicing	3,700
Professional fees	39,757
Custody and accounting fees	24,009
Fund administration fees	11,115
Shareholder reports	10,823
Compliance fees	9,542
Trustee fees and expenses	578
Other expenses	6,924

Total expenses	337,273
Less: Expenses reimbursed by the investment adviser	(69,786)

Net expenses	267,487

Net investment income (loss)	151,113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	6,638,232
Futures transactions	—
Written options	(774)
Foreign currency transactions	(880)

Net realized gain (loss) on total investments	6,636,578

Change in unrealized appreciation (depreciation) on:
Portfolio investments	10,691,963
Futures transactions	—
Written options	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	23

Net change in unrealized appreciation (depreciation) on total investments	10,691,986

Net realized and unrealized gain (loss) on total investments	17,328,564

Net increase (decrease) in net assets from operations	$17,479,677

* Net of foreign withholding taxes of	$6,599

76	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$1,835,282	$1,802,096	$2,319,029	$525,516
76	159	139	18
21,978	49,096	—	31,198

1,857,336	1,851,351	2,319,168	556,732

501,779	404,354	505,426	209,234
4,365	3,722	3,773	3,046
40,738	40,082	41,667	36,168
53,878	30,093	14,525	27,428
24,585	20,033	24,285	10,062
19,083	17,738	20,513	11,554
21,137	16,578	20,607	8,484
1,313	1,038	1,206	570
14,456	8,377	6,708	12,807

681,334	542,015	638,710	319,353
(101,293)	(74,689)	(62,155)	(77,733)

580,041	467,326	576,555	241,620

1,277,295	1,384,025	1,742,613	315,112

12,534,095	11,139,000	5,941,463	9,464,008
—	—	—	147,240
112,662	—	19,387	—
(6,454)	(605)	(55)	—

12,640,303	11,138,395	5,960,795	9,611,248

18,960,514	13,331,356	(6,043,030)	5,446,988
—	—	—	(10,413)
2,577	—	—	—
475	226	—	—

18,963,566	13,331,582	(6,043,030)	5,436,575

31,603,869	24,469,977	(82,235)	15,047,823

$32,881,164	$25,854,002	$1,660,378	$15,362,935

$12,776	$11,210	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	77

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2013

Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$1,052,351
Interest	42
Income from securities lending	—

Total income	1,052,393

EXPENSES
Management fees	83,049
Shareholder servicing	4,270
Professional fees	34,320
Custody and accounting fees	17,009
Fund administration fees	12,193
Shareholder reports	11,284
Compliance fees	10,185
Trustee fees and expenses	675
Other expenses	7,698

Total expenses	180,683
Less: Expenses reimbursed by the investment adviser	(58,754)
Fee waiver by investment adviser	—

Net expenses	121,929

Net investment income (loss)	930,464

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	883,035
Futures transactions	—
Foreign currency transactions	—

Net realized gain (loss) on total investments	883,035

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	14,033,026
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments	14,033,026

Net realized and unrealized gain (loss) on total investments	14,916,061

Net increase (decrease) in net assets from operations	$15,846,525

* Net of foreign withholding taxes of	$615
** Includes net change in unrealized foreign capital gains taxes of	$—

78	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund

$4,778,577	$1,973,695	$—	$—
87	109	5,235,762	94,053
85,763	64,763	—	—

4,864,427	2,038,567	5,235,762	94,053

146,434	425,949	558,495	69,403
3,836	3,614	3,571	2,477
54,622	46,487	60,491	32,292
42,159	68,662	72,036	36,962
54,995	16,796	46,080	15,890
37,230	12,756	33,329	10,945
46,848	14,634	37,002	12,859
2,819	1,023	2,198	807
13,642	38,786	7,961	5,286

402,585	628,707	821,163	186,921
(182,767)	(116,947)	(169,480)	(82,755)
—	—	—	(13,508)

219,818	511,760	651,683	90,658

4,644,609	1,526,807	4,584,079	3,395

(2,103,486)	12,520,873	757,179	476
547,567	—	—	—
(3)	(14,930)	—	—

(1,555,922)	12,505,943	757,179	476

66,592,383	4,791,939	(8,267,305)	—
45,093	—	—	—
—	1,824	—	—

66,637,476	4,793,763	(8,267,305)	—

65,081,554	17,299,706	(7,510,126)	476

$69,726,163	$18,826,513	$(2,926,047)	$3,871

$2,051	$130,256	$—	$—
$—	$(45,024)	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	79

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Growth Equity Fund
	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$151,113	$302,005
Net realized gain (loss) on total investments	6,636,578	5,035,591
Net change in unrealized appreciation (depreciation) on total investments	10,691,986	1,397,561

Net increase (decrease) in net assets from operations	17,479,677	6,735,157

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(146,110)	(298,477)
From realized gains	—	—

Total distributions	(146,110)	(298,477)

SHAREHOLDER TRANSACTIONS
Subscriptions	12,704,978	4,455,947
Reinvestments of distributions	146,110	298,477
Redemptions	(11,092,599)	(9,430,961)

Net increase (decrease) from shareholder transactions	1,758,489	(4,676,537)

Net increase (decrease) in net assets	19,092,056	1,760,143

NET ASSETS
Beginning of period	42,710,438	40,950,295

End of period	$61,802,494	$42,710,438

Undistributed net investment income (loss) included in net assets	$28,592	$11,641

CHANGE IN FUND SHARES
Shares sold	581,401	245,328
Shares reinvested	5,624	15,784
Shares redeemed	(504,339)	(518,843)

Net increase (decrease) from shareholder transactions	82,686	(257,731)

80	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

$1,277,295	$1,228,296	$1,384,025	$1,322,958
12,640,303	4,796,619	11,138,395	5,608,997

18,963,566	6,673,967	13,331,582	5,095,012

32,881,164	12,698,882	25,854,002	12,026,967

(1,261,991)	(1,589,188)	(1,826,448)	(1,313,141)
(10,840,812)	—	(5,541,114)	—

(12,102,803)	(1,589,188)	(7,367,562)	(1,313,141)

18,964,713	15,446,847	17,381,922	6,067,463
12,102,803	1,589,188	7,367,562	1,313,141
(12,657,368)	(11,977,388)	(10,057,671)	(6,844,318)

18,410,148	5,058,647	14,691,813	536,286

39,188,509	16,168,341	33,178,253	11,250,112

92,408,676	76,240,335	71,690,628	60,440,516

$131,597,185	$92,408,676	$104,868,881	$71,690,628

$25,149	$20,885	$17,123	$493,302

535,343	522,888	507,173	216,423
332,769	52,293	204,996	44,710
(356,162)	(404,918)	(289,165)	(247,176)

511,950	170,263	423,004	13,957

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	81

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Real Estate Securities Fund
	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$1,742,613	$1,441,752
Net realized gain (loss) on total investments	5,960,795	6,045,404
Net change in unrealized appreciation (depreciation) on total investments	(6,043,030)	8,126,182

Net increase (decrease) in net assets from operations	1,660,378	15,613,338

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,755,633)	(1,696,190)
From realized gains	—	—

Total distributions	(1,755,633)	(1,696,190)

SHAREHOLDER TRANSACTIONS
Subscriptions	11,354,641	11,678,264
Reinvestments of distributions	1,755,633	1,696,190
Redemptions	(13,233,580)	(10,405,385)

Net increase (decrease) from shareholder transactions	(123,306)	2,969,069

Net increase (decrease) in net assets	(218,561)	16,886,217

NET ASSETS
Beginning of period	96,420,818	79,534,601

End of period	$96,202,257	$96,420,818

Undistributed net investment income (loss) included in net assets	$303,355	$222,038

CHANGE IN FUND SHARES
Shares sold	368,888	409,017
Shares reinvested	59,960	57,970
Shares redeemed	(437,064)	(370,698)

Net increase (decrease) from shareholder transactions	(8,216)	96,289

82	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

$315,112	$641,649	$930,464	$886,159
9,611,248	3,306,497	883,035	1,201,280

5,436,575	3,621,020	14,033,026	3,215,257

15,362,935	7,569,166	15,846,525	5,302,696

(300,228)	(672,128)	(925,671)	(824,772)
(7,659,492)	—	—	—

(7,959,720)	(672,128)	(925,671)	(824,772)

10,804,358	4,209,450	9,555,816	3,961,395
7,959,720	672,128	925,671	824,772
(34,811,928)	(7,088,125)	(4,163,827)	(2,866,927)

(16,047,850)	(2,206,547)	6,317,660	1,919,240

(8,644,635)	4,690,491	21,238,514	6,397,164

60,081,272	55,390,781	43,692,410	37,295,246

$51,436,637	$60,081,272	$64,930,924	$43,692,410

$28,841	$(32,650)	$218,156	$217,207

289,282	141,142	299,024	148,244
222,463	21,815	25,871	29,872
(1,041,968)	(239,442)	(127,711)	(106,869)

(530,223)	(76,485)	197,184	71,247

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	83

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Stock Index Fund
	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$4,644,609	$4,361,145
Net realized gain (loss) on total investments	(1,555,922)	2,930,112
Net change in unrealized appreciation (depreciation) on total investments	66,637,476	22,028,074

Net increase (decrease) in net assets from operations	69,726,163	29,319,331

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,754,611)	(4,344,154)
From realized gains	(426,093)	(1,283,210)

Total distributions	(5,180,704)	(5,627,364)

SHAREHOLDER TRANSACTIONS
Subscriptions	29,996,781	21,175,293
Reinvestments of distributions	5,180,704	5,627,364
Redemptions	(23,696,144)	(23,660,941)

Net increase (decrease) from shareholder transactions	11,481,341	3,141,716

Net increase (decrease) in net assets	76,026,800	26,833,683

NET ASSETS
Beginning of period	207,089,723	180,256,040

End of period	$283,116,523	$207,089,723

Undistributed net investment income (loss) included in net assets	$434,397	$545,119

CHANGE IN FUND SHARES
Shares sold	815,818	684,667
Shares reinvested	127,824	178,420
Shares redeemed	(653,330)	(767,386)

Net increase (decrease) from shareholder transactions	290,312	95,701

84	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

$1,526,807	$1,891,116	$4,584,079	$4,985,438
12,505,943	1,439,688	757,179	3,392,532
4,793,763	19,976,725	(8,267,305)	2,979,381

18,826,513	23,307,529	(2,926,047)	11,357,351

(2,126,383)	(1,219,392)	(4,584,976)	(4,986,269)
—	—	(1,216,376)	(3,221,472)

(2,126,383)	(1,219,392)	(5,801,352)	(8,207,741)

11,682,643	15,111,568	21,619,485	24,296,772
2,126,383	1,219,392	5,801,352	8,207,741
(9,424,619)	(42,672,375)	(13,847,856)	(9,227,257)

4,384,407	(26,341,415)	13,572,981	23,277,256

21,084,537	(4,253,278)	4,845,582	26,426,866

77,021,304	81,274,582	184,563,018	158,136,152

$98,105,841	$77,021,304	$189,408,600	$184,563,018

$1,192,680	$1,807,186	$(5,859)	$(4,747)

641,863	1,006,115	836,639	916,029
108,600	73,903	231,868	314,232
(521,661)	(2,764,871)	(537,143)	(349,303)

228,802	(1,684,853)	531,364	880,958

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	85

Statements of changes in net assets	concluded

TIAA-CREF Life Funds  ▪  For the year ended

	Money Market Fund
	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$3,395	$14,189
Net realized gain (loss) on total investments	476	154
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	3,871	14,343

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,395)	(14,189)
From realized gains	—	—

Total distributions	(3,395)	(14,189)

SHAREHOLDER TRANSACTIONS
Subscriptions	124,270,750	75,744,818
Reinvestments of distributions	3,395	14,189
Redemptions	(113,466,820)	(72,983,200)

Net increase (decrease) from shareholder transactions	10,807,325	2,775,807

Net increase (decrease) in net assets	10,807,801	2,775,961

NET ASSETS
Beginning of period	62,598,444	59,822,483

End of period	$73,406,245	$62,598,444

Undistributed net investment income (loss) included in net assets	$(1,130)	$(1,606)

CHANGE IN FUND SHARES
Shares sold	124,270,750	75,744,818
Shares reinvested	3,395	14,189
Shares redeemed	(113,466,820)	(72,983,200)

Net increase (decrease) from shareholder transactions	10,807,325	2,775,807

86	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

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TIAA-CREF Life Funds ▪ 2013 Annual Report	87

Financial highlights

TIAA-CREF Life Funds

	Selected per share data
		Gain (loss) from investment operations:			Less distributions from:
For the year ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains

GROWTH EQUITY FUND
12/31/13	$18.89	$0.07	$7.47	$7.54	$(0.06)	$—
12/31/12	16.26	0.12	2.64	2.76	(0.13)	—
12/31/11	16.01	0.05	0.25	0.30	(0.05)	—
12/31/10	14.18	0.07	1.83	1.90	(0.07)	—
12/31/09	10.55	0.11	3.63	3.74	(0.11)	—

GROWTH & INCOME FUND
12/31/13	30.37	0.40	9.98	10.38	(0.39)	(3.34)
12/31/12	26.54	0.42	3.94	4.36	(0.53)	—
12/31/11	26.07	0.29	0.47	0.76	(0.29)	—
12/31/10	23.27	0.30	2.82	3.12	(0.32)	—
12/31/09	18.50	0.36	4.77	5.13	(0.36)	—

LARGE-CAP VALUE FUND
12/31/13	29.39	0.54	9.49	10.03	(0.69)	(2.09)
12/31/12	24.92	0.55	4.47	5.02	(0.55)	—
12/31/11	26.95	0.41	(2.03)	(1.62)	(0.41)	—
12/31/10	23.11	0.37	3.87	4.24	(0.40)	—
12/31/09	17.87	0.42	5.20	5.62	(0.38)	—

REAL ESTATE SECURITIES FUND
12/31/13	29.35	0.53	0.02	0.55	(0.54)	—
12/31/12	24.94	0.45	4.48	4.93	(0.52)	—
12/31/11	23.67	0.38	1.20	1.58	(0.31)	—
12/31/10	18.43	0.35	5.37	5.72	(0.48)	—
12/31/09	15.24	0.49	3.32	3.81	(0.62)	—

SMALL-CAP EQUITY FUND
12/31/13	30.87	0.27	11.93	12.20	(0.25)	(6.50)
12/31/12	27.38	0.32	3.52	3.84	(0.35)	—
12/31/11	28.76	0.14	(1.36)	(1.22)	(0.16)	—
12/31/10	22.70	0.19	6.06	6.25	(0.19)	—
12/31/09	17.99	0.25	4.74	4.99	(0.28)	—

SOCIAL CHOICE EQUITY FUND
12/31/13	27.53	0.55	8.84	9.39	(0.53)	—
12/31/12	24.61	0.58	2.87	3.45	(0.53)	—
12/31/11	25.07	0.43	(0.45)	(0.02)	(0.44)	—
12/31/10	21.99	0.43	3.09	3.52	(0.44)	—
12/31/09	16.91	0.40	5.09	5.49	(0.41)	—

88	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate

$(0.06)	$26.37	39.94%	$61,802	0.66%	0.52%	0.29%	105%
(0.13)	18.89	16.99	42,710	0.74	0.52	0.69	155
(0.05)	16.26	1.85	40,950	0.76	0.52	0.29	136
(0.07)	16.01	13.42	37,552	0.63	0.43	0.48	208
(0.11)	14.18	35.47	36,230	0.26	0.26	0.98	257

(3.73)	37.02	34.38	131,597	0.61	0.52	1.15	141
(0.53)	30.37	16.43	92,409	0.69	0.52	1.41	115
(0.29)	26.54	2.96	76,240	0.70	0.52	1.09	109
(0.32)	26.07	13.41	72,029	0.56	0.42	1.26	138
(0.36)	23.27	27.76	65,719	0.23	0.23	1.77	141

(2.78)	36.64	34.31	104,869	0.60	0.52	1.54	58
(0.55)	29.39	20.14	71,691	0.70	0.52	1.99	77
(0.41)	24.92	(5.95)	60,441	0.71	0.52	1.56	80
(0.40)	26.95	18.36	64,277	0.59	0.43	1.52	102
(0.38)	23.11	31.45	54,447	0.25	0.25	2.12	149

(0.54)	29.36	1.89	96,202	0.63	0.57	1.72	58
(0.52)	29.35	19.79	96,421	0.71	0.57	1.59	65
(0.31)	24.94	6.73	79,535	0.71	0.57	1.53	58
(0.48)	23.67	31.16	73,759	0.60	0.48	1.63	66
(0.62)	18.43	25.11	53,565	0.25	0.25	3.37	65

(6.75)	36.32	39.87	51,437	0.73	0.55	0.72	87
(0.35)	30.87	14.02	60,081	0.75	0.55	1.08	118
(0.16)	27.38	(4.23)	55,391	0.76	0.55	0.48	100
(0.19)	28.76	27.55	60,435	0.58	0.41	0.75	98
(0.28)	22.70	27.75	42,921	0.11	0.11	1.33	107

(0.53)	36.39	34.13	64,931	0.33	0.22	1.68	11
(0.53)	27.53	14.01	43,692	0.43	0.22	2.16	16
(0.44)	24.61	(0.05)	37,295	0.49	0.22	1.71	18
(0.44)	25.07	16.01	35,344	0.42	0.17	1.87	18
(0.41)	21.99	32.51	30,929	0.08	0.08	2.20	15

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	89

Financial highlights

TIAA-CREF Life Funds

	Selected per share data
		Gain (loss) from investment operations:
For the year ended	Net asset value, beginning of period	Net investment income (loss)[a]		Net realized & unrealized gain (loss) on total investments		Total gain (loss) from investment operations		Less distributions from:
								Net investment income	Net realized gains

STOCK INDEX FUND
12/31/13	$31.48	$0.70		$9.81		$10.51		$(0.71)	$(0.06)
12/31/12	27.81	0.68		3.87		4.55		(0.68)	(0.20)
12/31/11	28.09	0.53		(0.28)		0.25		(0.53)	—
12/31/10	24.46	0.47		3.63		4.10		(0.47)	—
12/31/09	19.39	0.44		5.05		5.49		(0.42)	—

INTERNATIONAL EQUITY FUND
12/31/13	16.60	0.33		3.67		4.00		(0.45)	—
12/31/12	12.85	0.32		3.70		4.02		(0.27)	—
12/31/11	17.24	0.28		(4.41)		(4.13)		(0.26)	—
12/31/10	14.58	0.19		2.67		2.86		(0.20)	—
12/31/09	11.43	0.22		3.40		3.62		(0.47)	—

BOND FUND
12/31/13	26.15	0.64		(1.04)		(0.40)		(0.62)	(0.17)
12/31/12	25.60	0.77		1.00		1.77		(0.74)	(0.48)
12/31/11	24.88	0.87		0.70		1.57		(0.85)	—
12/31/10	24.13	0.93		0.73		1.66		(0.91)	—
12/31/09	23.38	1.06		0.68		1.74		(0.99)	—

MONEY MARKET FUND
12/31/13	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—
12/31/12	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—
12/31/11	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—
12/31/10	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—
12/31/09	1.00	0.01		0.00	[d]	0.01		(0.01)	—

[a]	Based on average shares outstanding.
[d]	Amount represents less than $0.01 per share.

90	2013 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions		Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate

$(0.77)		$41.22	33.43%	$283,117	0.16%	0.09%	1.90%	5%
(0.88)		31.48	16.35	207,090	0.25	0.09	2.22	6
(0.53)		27.81	0.95	180,256	0.26	0.09	1.85	6
(0.47)		28.09	16.79	177,274	0.21	0.08	1.86	7
(0.42)		24.46	28.36	152,314	0.06	0.06	2.11	7

(0.45)		20.15	24.15	98,106	0.74	0.60	1.79	133
(0.27)		16.60	31.27	77,021	0.80	0.60	2.21	111
(0.26)		12.85	(23.88)	81,275	0.81	0.60	1.77	108
(0.20)		17.24	19.63	111,732	0.65	0.50	1.30	117
(0.47)		14.58	31.74	94,015	0.30	0.30	1.78	116

(0.79)		24.96	(1.54)	189,409	0.44	0.35	2.46	133
(1.22)		26.15	6.91	184,563	0.53	0.35	2.92	174
(0.85)		25.60	6.31	158,136	0.53	0.35	3.41	92
(0.91)		24.88	6.91	137,000	0.41	0.27	3.66	67
(0.99)		24.13	7.40	115,865	0.10	0.10	4.41	147

(0.00)	[d]	1.00	0.01	73,406	0.27	0.13	0.00	—
(0.00)	[d]	1.00	0.02	62,598	0.39	0.15	0.02	—
(0.00)	[d]	1.00	0.03	59,822	0.39	0.15	0.03	—
(0.00)	[d]	1.00	0.12	61,766	0.27	0.12	0.12	—
(0.01)		1.00	0.54	74,102	0.09	0.09	0.58	—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Annual Report	91

Notes to financial statements

TIAA-CREF Life Funds

Note 1— organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

92	2013 Annual Report ▪ TIAA-CREF Life Funds

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2013, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are

TIAA-CREF Life Funds ▪ 2013 Annual Report	93

Notes to financial statements

included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds expect to adopt these new disclosure requirements for the June 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the

94	2013 Annual Report ▪ TIAA-CREF Life Funds

continued

exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2013, there were no material transfers between levels by the Funds.

As of December 31, 2013, 100% of the value of investments in the Small-Cap Equity and Social Choice Equity Funds was valued based on Level 1 inputs.

TIAA-CREF Life Funds ▪ 2013 Annual Report	95

Notes to financial statements

As of December 31, 2013, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of December 31, 2013 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Consumer discretionary	$11,418,439	$1,070,168	$—	$12,488,607
Consumer staples	911,112	493,999	—	1,405,111
Health care	10,121,214	1,924,717	—	12,045,931
Telecommunication services	327,216	1,061,784	—	1,389,000
All other equity investments*	33,827,779	—	—	33,827,779
Short-term investments	124,709	—	—	124,709

Total	$56,730,469	$4,550,668	$—	$61,281,137

Growth & Income
Equity investments:
Consumer discretionary	$24,630,545	$780,996	$—	$25,411,541
Consumer staples	8,374,548	2,516,287	—	10,890,835
Energy	9,678,458	391,589	—	10,070,047
Financials	16,658,806	847,198	—	17,506,004
Health care	19,205,895	2,754,873	—	21,960,768
Information technology	21,827,827	201,121	—	22,028,948
Materials	4,764,831	323,444	—	5,088,275
Telecommunication services	2,370,136	253,434	—	2,623,570
All other equity investments*	16,149,912	—	—	16,149,912
Short-term investments	2,330,602	—	—	2,330,602

Total	$125,991,560	$8,068,942	$—	$134,060,502

Large-Cap Value
Equity investments:
Consumer discretionary	$9,752,718	$175,281	$—	$9,927,999
Consumer staples	4,233,112	1,338,289	—	5,571,401
Financials	25,471,302	111,681	—	25,582,983
Health care	12,897,583	1,605,078	—	14,502,661
Industrials	10,945,944	295,944	—	11,241,888
Materials	3,486,202	451,898	—	3,938,100
Telecommunication services	3,203,644	422,618	—	3,626,262
All other equity investments*	29,708,110	—	—	29,708,110
Short-term investments	3,244,120	—	—	3,244,120

Total	$102,942,735	$4,400,789	$—	$107,343,524

Real Estate Securities
Equity investments:
Diversified real estate activities	$—	$303,524	$—	$303,524
Publishing	—	363,316	—	363,316
All other equity investments*	94,049,410	—	—	94,049,410

Total	$94,049,410	$666,840	$—	$94,716,250

96	2013 Annual Report ▪ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Stock Index
Equity investments:
Energy	$26,033,753	$—	$4,599	$26,038,352
Health care	35,369,939	—	177	35,370,116
All other equity investments*	219,299,669	—	—	219,299,669
Short-term investments	6,943,725	—	—	6,943,725
Futures**	39,753	—	—	39,753

Total	$287,686,839	$—	$4,776	$287,691,615

International Equity
Equity investments:
Asia	$—	$19,538,183	$—	$19,538,183
Europe	—	75,541,932	—	75,541,932
All other equity investments*	—	1,984,229	—	1,984,229
Short-term investments	873,168	—	—	873,168

Total	$873,168	$97,064,344	$—	$97,937,512

Bond
Bank loan obligations	$—	$723,756	$—	$723,756
Corporate bonds	—	69,710,002	—	69,710,002
Government bonds	—	95,265,949	—	95,265,949
Structured assets	—	16,346,000	—	16,346,000
Preferred stocks	200,556	—	—	200,556
Short-term investments	—	3,798,340	—	3,798,340

Total	$200,556	$185,844,047	$—	$186,044,603

*	For detailed categories, please see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At December 31, 2013, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives			Liabilities derivatives
Derivative contracts	Location		Fair value amount	Location	Fair value amount

Stock Index Fund
Equity contracts	Futures	*	$39,753		$—

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

TIAA-CREF Life Funds ▪ 2013 Annual Report	97

Notes to financial statements

For the year ended December 31, 2013, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Written options	$(774)	$—

Growth & Income Fund
Equity contracts	Written options	112,662	2,577

Real Estate Securities Fund
Equity contracts	Written options	19,387	—

Small-Cap Equity Fund
Equity contracts	Futures transactions	147,240	(10,413)

Stock Index Fund
Equity contracts	Futures transactions	547,567	45,093

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received, reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds, since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2013, the Small-Cap Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

At December 31, 2013, the Stock Index Fund held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Stock Index	S&P 500 Index E-Mini	18	$1,656,990	March 2014	$33,771
	S&P Mid-Cap E-Mini 400 Index	2	267,880	March 2014	3,076
	Russell 2000 Mini Index	2	232,280	March 2014	2,906

Total		22	$2,157,150		$39,753

98	2013 Annual Report ▪ TIAA-CREF Life Funds

continued

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2013, the Growth Equity Fund and the Growth & Income Fund had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets. During the year ended December 31, 2013, the Real Estate Securities Fund had exposure to options, based on underlying nominal values, generally between 0% to 3% of net assets.

There were no written options outstanding as of December 31, 2013.

Transactions in written options and related premiums received during the year ended December 31, 2013, were as follows:

	Number of contracts	Premiums

Growth Equity Fund
Outstanding at beginning of period	—	$—
Written	75	5,265
Purchased	(15)	(2,021)
Exercised	(5)	(577)
Expired	(55)	(2,667)

Outstanding at end of period	—	$—

Growth & Income Fund
Outstanding at beginning of period	15	$2,716
Written	3,160	128,272
Purchased	(665)	(28,077)
Exercised	(836)	(35,148)
Expired	(1,674)	(67,763)

Outstanding at end of period	—	$—

Real Estate Securities Fund
Outstanding at beginning of period	—	$—
Written	230	35,186
Purchased	—	—
Exercised	—	—
Expired	(230)	(35,186)

Outstanding at end of period	—	$—

TIAA-CREF Life Funds ▪ 2013 Annual Report	99

Notes to financial statements

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.

Beginning May 29, 2013, Advisors began waiving a portion of the investment management fees for the Money Market Fund. This waiver is voluntary in nature and can be discontinued at any time. The amounts waived are disclosed on the Statements of Operations.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of December 31, 2013, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.48%	0.55%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%

*	Maximum expense amounts reflect the majority of expenses, excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2014. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally,

100	2013 Annual Report ▪ TIAA-CREF Life Funds

continued

at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the year ended December 31, 2013, TIAA received total proceeds of $28,863,147 from the full redemption of its investment in the Small-Cap Equity Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of December 31, 2013:

Fund	Investments held by TIAA-CREF Life	Investments in funds held by TIAA	Percentage of shares

Growth Equity	100%	—%	100%
Growth & Income	84	16	100
Large-Cap Value	65	35	100
Real Estate Securities	55	45	100
Small-Cap Equity	100	—	100
Social Choice Equity	71	29	100
Stock Index	100	—	100
International Equity	100	—	100
Bond	60	40	100
Money Market	100	—	100

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the

TIAA-CREF Life Funds ▪ 2013 Annual Report	101

Notes to financial statements

Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Growth Equity	$46,054,782	$15,391,421	$(165,066)	$15,226,355
Growth & Income	103,826,962	30,610,359	(376,819)	30,233,540
Large-Cap Value	91,995,670	17,952,277	(2,604,423)	15,347,854
Real Estate Securities	88,392,326	10,077,750	(3,753,826)	6,323,924
Small-Cap Equity	44,981,782	10,734,322	(652,822)	10,081,500
Social Choice Equity	44,808,888	21,774,740	(2,237,441)	19,537,299
Stock Index	190,747,981	111,691,752	(14,787,871)	96,903,881
International Equity	86,276,112	12,801,763	(1,140,363)	11,661,400
Bond	187,015,759	2,745,478	(3,716,634)	(971,156)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended December 31, 2013, were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$54,190,884	$—	$52,990,377	$—
Growth & Income	164,117,780	—	155,974,226	—
Large-Cap Value	59,989,825	—	50,974,861	—
Real Estate Securities	59,111,465	—	56,824,442	—
Small-Cap Equity	37,486,900	—	61,443,997	—
Social Choice Equity	11,795,831	—	5,801,609	—
Stock Index	22,873,837	—	11,903,063	—
International Equity	111,660,191	—	108,465,309	—
Bond	114,095,618	152,047,085	118,226,908	121,734,819

102	2013 Annual Report ▪ TIAA-CREF Life Funds

continued

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended December 31, 2013 and December 31, 2012 was as follows:

	12/31/2013			12/31/2012
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

Growth Equity	$146,110	$—	$146,110	$298,477	$—	$298,477
Growth & Income	6,093,318	6,009,485	12,102,803	1,583,060	6,128	1,589,188
Large-Cap Value	2,496,381	4,871,181	7,367,562	1,313,141	—	1,313,141
Real Estate Securities	1,755,633	—	1,755,633	1,696,190	—	1,696,190
Small-Cap Equity	4,470,648	3,489,072	7,959,720	672,128	—	672,128
Social Choice Equity	925,671	—	925,671	824,772	—	824,772
Stock Index	4,754,638	426,066	5,180,704	4,344,154	1,283,210	5,627,364
International Equity	2,126,383	—	2,126,383	1,219,392	—	1,219,392
Bond	4,725,828	1,075,524	5,801,352	6,398,349	1,809,392	8,207,741
Money Market	3,395	—	3,395	14,189	—	14,189

As of December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed (overdistributed) ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Late- year loss deferrals	Total

Growth Equity	$(26,590)	$487,022	$15,226,380	$—	$(354)	$15,686,458
Growth & Income	890,711	1,138,632	30,233,995	—	(1,514)	32,261,824
Large-Cap Value	593,050	1,027,647	15,348,070	—	(147)	16,968,620
Real Estate Securities	303,869	—	6,323,921	(2,011,012)	—	4,616,778
Small-Cap Equity	758,322	1,174,906	10,081,498	—	(18,183)	11,996,543
Social Choice Equity	201,718	—	19,537,301	(124,619)	—	19,614,400
Stock Index	473,090	—	96,903,874	—	—	97,376,964
International Equity	1,200,259	—	11,615,324	(34,875,154)	(1,937)	(22,061,508)
Bond	2,406	57,636	(971,156)	—	(68,447)	(979,561)
Money Market	1,782	—	—	—	—	1,782

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, the utilization of capital loss carryovers, and the treatment of short-term gain as ordinary income for tax purposes.

TIAA-CREF Life Funds ▪ 2013 Annual Report	103

Notes to financial statements	concluded

At December 31, 2013, the following Funds had capital loss carryovers, which will expire as follows:

	Real Estate Securities	Social Choice Equity	International Equity

12/31/16	$—	$—	$12,711,261
12/31/17	2,011,012	103,370	22,163,893
12/31/18	—	21,249	—

Total	$2,011,012	$124,619	$34,875,154

For the year ended December 31, 2013, the Growth Equity Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, and International Equity Fund utilized $6,149,137, $3,932,592, $5,169,351, $58,212, $864,199, and $12,218,163 respectively, of their capital loss carryover from prior years.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2013, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

104	2013 Annual Report ▪ TIAA-CREF Life Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, and Money Market Fund (constituting TIAA-CREF Life Funds, hereafter collectively referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2014

TIAA-CREF Life Funds ▪ 2013 Annual Report	105

Trustees and officers (unaudited)

TIAA-CREF Life Funds  ▪  December 31, 2013

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990-2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990-2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

106	2013 Annual Report ▪ TIAA-CREF Life Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 2001.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present). President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Life Funds ▪ 2013 Annual Report	107

Trustees and officers (unaudited)	continued

TIAA-CREF Life Funds  ▪  December 31, 2013

Trustees—concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003-2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

108	2013 Annual Report ▪ TIAA-CREF Life Funds

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2013). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) of Asset Management (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Interim Head of Asset Management, TIAA (2012–2013). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director (since 2011) of TIAA-CREF Asset Management (“TCAM”). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd, and TH RE Group Holdings Ltd. (since 2013).

TIAA-CREF Life Funds ▪ 2013 Annual Report	109

Trustees and officers (unaudited)	continued

TIAA-CREF Life Funds  ▪  December 31, 2013

Officers—continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.

110	2013 Annual Report ▪ TIAA-CREF Life Funds

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer since 2013	One-year term. President and Principal Executive Officer since 2013	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Executive Vice President and President of Asset Management (since 2013) of TIAA and Executive Vice President of CREF and VA-1 (since 2013). Director, President & CEO of Advisors (since 2013). Manager, President & CEO of Investment Management (since 2013). Director of TH RE Ltd (since 2013). Director, President & CEO of TPIS (since 2013). Director of TIAA International Holdings 1 Ltd, TIAA International Holdings 2 Ltd, and TIAA International Holdings 3 Ltd (since 2013). Director, President & CEO of TCAM, Inc. (since 2013). Former Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June-September 2013). Former Representative, Securities Research, Inc. (February-May 2013). President and Chief Operating Officer, U.S., ING Americas (2011-2012). Chief Executive Officer, ING Insurance US (2010-2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007-2009). Executive Vice President, AIG Financial Products Corp. (1995-2007).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Director, Covariance (since 2012). Manager, TIAA-CREF Life Insurance Company (since 2012). Manager, Kaspick & Company, LLC (“Kaspick”) (since 2012). President and Chief Executive Officer of General Electric Capital Real Estate (2007-2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2012.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012-2013). Managing Director, Retirement and Individual Financial Services (2010-2012) and Vice President, Product Development and Management, Institutional Client Services (2006-2010) of TIAA.

TIAA-CREF Life Funds ▪ 2013 Annual Report	111

Trustees and officers (unaudited)	concluded

TIAA-CREF Life Funds  ▪  December 31, 2013

Officers—concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010-2012); President of Integrated People Solutions (2009-2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001-2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010-2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007-2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and CEO (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009-2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

The Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

112	2013 Annual Report ▪ TIAA-CREF Life Funds

Important tax information (unaudited)

TIAA-CREF Life Funds

For the fiscal year ended December 31, 2013, the TIAA-CREF Life Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 gains	Long-term capital gains	Total

Growth Equity	$—	$—	$—
Growth & Income	—	6,009,485	6,009,485
Large-Cap Value	—	4,871,181	4,871,181
Real Estate Securities	—	—	—
Small-Cap Equity	—	3,489,072	3,489,072
Social Choice Equity	—	—	—
Stock Index	—	426,066	426,066
International Equity	—	—	—
Bond	—	1,075,524	1,075,524
Money Market	—	—	—

For the fiscal year ended December 31, 2013, the TIAA-CREF Life Funds designate the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth Equity	100.00%
Growth & Income	22.23%
Large-Cap Value	64.95%
Real Estate Securities	2.01%
Small-Cap Equity	6.12%
Social Choice Equity	99.72%
Stock Index	87.99%

The TIAA-CREF Life International Equity Fund received income from foreign sources during the year ended December 31, 2013 of $1,371,744 ($0.28188 per share), and paid taxes to foreign countries during the year ended December 31, 2013 of $26,631 ($0.00547 per share).

TIAA-CREF Life Funds ▪ 2013 Annual Report	113

Additional information about index providers

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of

114	2013 Annual Report ▪ TIAA-CREF Life Funds

these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Life Funds ▪ 2013 Annual Report	115

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. (ET), Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing

in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration,

estate planning, planned giving and

endowment management

888 842-9001

9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

© 2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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C14512	A10847 (2/14)

730 Third Avenue New York, NY 10017-3206

C14512	A10847 (2/14)

Item 2. Code of Ethics.

2(a)   The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)   No response required.

2(c)   During the reporting period, there were no amendments to the code of ethics.

2(d)   During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)   Not applicable.

2(f)   A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)   The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)   Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)   Audit Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $265,750 and $317,500, respectively.

4(b)   Audit Related Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)   Tax Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for tax services billed to the Registrant were $119,200 and $116,640, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d)   All Other Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for all other services billed to the Registrant were $4,300 and $1,500, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)   Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)   Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)   The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)   Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2013 and December 31, 2012, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $394,070 and $417,730, respectively.

4(h)   The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.4%
14,179	*	General Motors Co	$579,496
1,905	*	Tesla Motors, Inc	286,474

		TOTAL AUTOMOBILES & COMPONENTS	865,970

CAPITAL GOODS - 5.9%
6,607		Boeing Co	901,790
2,903		Cummins, Inc	409,236
3,746		Precision Castparts Corp	1,008,798
4,124		Roper Industries, Inc	571,916
3,020		W.W. Grainger, Inc	771,368

		TOTAL CAPITAL GOODS	3,663,108

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
22,794		Nielsen Holdings NV	1,046,017
8,581	*	Verisk Analytics, Inc	563,943

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,609,960

CONSUMER DURABLES & APPAREL - 3.0%
3,340		Hasbro, Inc	183,733
8,617		Luxottica Group S.p.A.	461,797
3,330		LVMH Moet Hennessy Louis Vuitton S.A.	608,371
7,923		Nike, Inc (Class B)	623,065

		TOTAL CONSUMER DURABLES & APPAREL	1,876,966

CONSUMER SERVICES - 4.2%
459	*	Chipotle Mexican Grill, Inc (Class A)	244,546
3,213	*	Hilton Worldwide Holdings, Inc	71,489
16,585		Las Vegas Sands Corp	1,308,059
12,426		Starbucks Corp	974,074

		TOTAL CONSUMER SERVICES	2,598,168

DIVERSIFIED FINANCIALS - 6.2%
2,236	*	Affiliated Managers Group, Inc	484,944
5,580		Ameriprise Financial, Inc	641,979
5,652		Apollo Management LP	178,660
14,225		Blackstone Group LP	448,087
4,040		Goldman Sachs Group, Inc	716,131
3,185		IntercontinentalExchange Group, Inc	716,370
7,998		Moody’s Corp	627,603

		TOTAL DIVERSIFIED FINANCIALS	3,813,774

ENERGY - 1.2%
3,149		EOG Resources, Inc	528,528
2,517		Schlumberger Ltd	226,807

		TOTAL ENERGY	755,335

FOOD & STAPLES RETAILING - 1.0%
5,206		Costco Wholesale Corp	619,566

		TOTAL FOOD & STAPLES RETAILING	619,566

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 0.5%
4,302	*	Monster Beverage Corp	$291,546

		TOTAL FOOD, BEVERAGE & TOBACCO	291,546

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
5,944	*	Cerner Corp	331,318
2,842	*	Edwards Lifesciences Corp	186,890
610	*	Intuitive Surgical, Inc	234,289

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	752,497

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
2,813		L’Oreal S.A.	493,999

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	493,999

MATERIALS - 3.9%
5,838		LyondellBasell Industries AF S.C.A	468,675
13,548		Monsanto Co	1,579,019
1,832		Sherwin-Williams Co	336,172

		TOTAL MATERIALS	2,383,866

MEDIA - 5.2%
3,828		CBS Corp (Class B)	243,997
19,190		Comcast Corp (Class A)	997,208
12,171	*	Discovery Communications, Inc (Class A)	1,100,502
3,974	*	Tribune Co	307,587
16,048		Twenty-First Century Fox, Inc	564,569

		TOTAL MEDIA	3,213,863

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 18.3%
4,525	*	Alexion Pharmaceuticals, Inc	602,096
6,767		Bayer AG.	950,158
6,403	*	Biogen Idec, Inc	1,791,239
7,231	*	Celgene Corp	1,221,750
26,141	*	Gilead Sciences, Inc	1,964,496
4,674	*	Illumina, Inc	517,038
7,255		Novartis AG. (ADR)	583,157
8,536		Perrigo Co plc	1,309,935
2,287	e	Questcor Pharmaceuticals, Inc	124,527
3,479		Roche Holding AG.	974,559
6,747	*	Salix Pharmaceuticals Ltd	606,825
19,812		Zoetis Inc	647,654

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,293,434

REAL ESTATE - 0.6%
7,752	*	Realogy Holdings Corp	383,491

		TOTAL REAL ESTATE	383,491

RETAILING - 6.4%
5,309	*	Amazon.com, Inc	2,117,176
10,264	*	Carmax, Inc	482,613
4,684		Expedia, Inc	326,288
32,151	*	Groupon, Inc	378,417
10,680	*	Liberty Interactive Corp	313,458
519	*	NetFlix, Inc	191,080
1,291	*	Ulta Salon Cosmetics & Fragrance, Inc	124,608

		TOTAL RETAILING	3,933,640

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
12,657		ARM Holdings plc (ADR)	692,844
8,315	*	NXP Semiconductors NV	381,908
13,391		Xilinx, Inc	614,915

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,689,667

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
SOFTWARE & SERVICES - 24.7%
26,137	*	Adobe Systems, Inc	$1,565,084
17,084	*	eBay, Inc	937,741
32,549	*	Facebook, Inc	1,779,128
2,476	*	Google, Inc (Class A)	2,774,878
22,937		Intuit, Inc	1,750,552
1,359	*	LinkedIn Corp	294,672
2,097		Mastercard, Inc (Class A)	1,751,960
22,663	*	Red Hat, Inc	1,270,034
6,907	*	Salesforce.com, Inc	381,197
6,297		Visa, Inc (Class A)	1,402,216
8,401	*	VMware, Inc (Class A)	753,654
15,362	*	Yahoo!, Inc	621,239

		TOTAL SOFTWARE & SERVICES	15,282,355

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
69,885		Alcatel-Lucent (ADR)	307,494
3,568		Apple, Inc	2,002,041
1,306	*	Stratasys Ltd	175,918

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,485,453

TELECOMMUNICATION SERVICES - 2.3%
12,100		Softbank Corp	1,061,784
9,727	*	T-Mobile US, Inc	327,216

		TOTAL TELECOMMUNICATION SERVICES	1,389,000

TRANSPORTATION - 2.9%
12,271		Delta Air Lines, Inc	337,084
1,696		FedEx Corp	243,834
9,528		Kansas City Southern Industries, Inc	1,179,852

		TOTAL TRANSPORTATION	1,760,770

		TOTAL COMMON STOCKS (Cost $45,925,943)	61,156,428

SHORT-TERM INVESTMENTS - 0.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
124,709	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	124,709

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	124,709

		TOTAL SHORT-TERM INVESTMENTS (Cost $124,709)	124,709

		TOTAL INVESTMENTS - 99.2% (Cost $46,050,652)	61,281,137
		OTHER ASSETS & LIABILITIES, NET - 0.8%	521,357

		NET ASSETS - 100.0%	$61,802,494

Abbreviation(s):

ADR American	Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $122,349.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 1.4%
13,891		Delphi Automotive plc	$835,266
19,306		Johnson Controls, Inc	990,398

		TOTAL AUTOMOBILES & COMPONENTS	1,825,664

BANKS - 2.4%
7,296		BNP Paribas	569,141
9,382		CIT Group, Inc	489,083
8,209		East West Bancorp, Inc	287,069
9,980	*	Essent Group Ltd	240,119
34,132		Wells Fargo & Co	1,549,593

		TOTAL BANKS	3,135,005

CAPITAL GOODS - 8.0%
5,601	*	BE Aerospace, Inc	487,455
5,520		Boeing Co	753,425
10,166		Danaher Corp	784,815
13,953		Eaton Corp	1,062,102
2,033	*	Esterline Technologies Corp	207,285
127,132		General Electric Co	3,563,510
18,222		Honeywell International, Inc	1,664,944
12,378		ITT Corp	537,453
5,525		Roper Industries, Inc	766,207
5,293	*	Teledyne Technologies, Inc	486,215
2,891	*	WABCO Holdings, Inc	270,048

		TOTAL CAPITAL GOODS	10,583,459

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
22,005	e	Pitney Bowes, Inc	512,717

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	512,717

CONSUMER DURABLES & APPAREL - 3.3%
10,028	*	DR Horton, Inc	223,825
4,396		Harman International Industries, Inc	359,813
7,328		Hasbro, Inc	403,113
12,798	*	Jarden Corp	785,157
3,311	*	Mohawk Industries, Inc	493,008
23,553		Newell Rubbermaid, Inc	763,353
30		Prada S.p.A	268
5,981	*,e	SodaStream International Ltd	296,897
3,284		Whirlpool Corp	515,128
14,186		Wolverine World Wide, Inc	481,756

		TOTAL CONSUMER DURABLES & APPAREL	4,322,318

CONSUMER SERVICES - 1.7%
7,282		Accor S.A.	343,928
6,972	*	Chuy’s Holdings, Inc	251,131
18,721	*	Extended Stay America, Inc	491,613
6,967	*	Hilton Worldwide Holdings, Inc	155,016
8,870		Las Vegas Sands Corp	699,577
8,714	*	Orient-Express Hotels Ltd (Class A)	131,669
9,606		Six Flags Entertainment Corp	353,693

		TOTAL CONSUMER SERVICES	2,426,627

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 7.6%
5,178		Ameriprise Financial, Inc	$595,729
119,407		Bank of America Corp	1,859,167
14,602		Blackstone Group LP	459,963
40,103		Citigroup, Inc	2,089,767
21,260		Discover Financial Services	1,189,497
19,906	*	ING Groep NV	278,057
14,368		Invesco Ltd	522,995
20,008		JPMorgan Chase & Co	1,170,068
29,224		Morgan Stanley	916,465
12,220		State Street Corp	896,826

		TOTAL DIVERSIFIED FINANCIALS	9,978,534

ENERGY - 7.7%
3,306		Anadarko Petroleum Corp	262,232
6,149	*	Antero Resources Corp	390,092
9,406	*	Cheniere Energy, Inc	405,587
22,903		Chevron Corp	2,860,814
9,685		Consol Energy, Inc	368,417
6,355		EOG Resources, Inc	1,066,623
24,444		Halliburton Co	1,240,533
8,058		Hess Corp	668,814
6,715		Marathon Petroleum Corp	615,967
12,795	e	Peyto Energy Trust	391,589
10,908		Phillips 66	841,334
11,539		Spectra Energy Corp	411,019
46,955		Tailsman Energy, Inc	547,026

		TOTAL ENERGY	10,070,047

FOOD & STAPLES RETAILING - 0.5%
64,432	*	Rite Aid Corp	326,026
7,010	*	Sprouts Farmers Market, Inc	269,394

		TOTAL FOOD & STAPLES RETAILING	595,420

FOOD, BEVERAGE & TOBACCO - 5.5%
24,873		Altria Group, Inc	954,874
50,651		Britvic plc	581,508
6,003		Brown-Forman Corp (Class B)	453,647
10,852	*	Constellation Brands, Inc (Class A)	763,764
5,936		Groupe Danone	428,234
6,617	*	Hain Celestial Group, Inc	600,691
11,422		Hershey Co	1,110,561
23,625		PepsiCo, Inc	1,959,458
8,486		SABMiller plc	436,817

		TOTAL FOOD, BEVERAGE & TOBACCO	7,289,554

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
19,102		Aetna, Inc	1,310,206
9,640	*	Cerner Corp	537,334
15,520	*	Olympus Corp	492,244
12,287	*	Premier, Inc	451,670
11,950		Zimmer Holdings, Inc	1,113,620

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,905,074

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
6,640		Beiersdorf AG.	673,194
9,538		Estee Lauder Cos (Class A)	718,402
2,258		L’Oreal S.A.	396,534
14,958		Procter & Gamble Co	1,217,731

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,005,861

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.1%
11,649		ACE Ltd	$1,206,021
8,152		Aflac, Inc	544,554
8,463		Fidelity National Title Group, Inc (Class A)	274,624
27,332		Hartford Financial Services Group, Inc	990,238
18,637		Metlife, Inc	1,004,907

		TOTAL INSURANCE	4,020,344

MATERIALS - 3.9%
4,171		Akzo Nobel NV	323,444
2,552		Carpenter Technology Corp	158,734
14,829		Cliffs Natural Resources, Inc	388,668
22,261	e	Companhia Vale do Rio Doce (ADR)	339,480
16,406		Dow Chemical Co	728,426
8,182		Freeport-McMoRan Copper & Gold, Inc (Class B)	308,789
25,766		Huntsman Corp	633,844
9,014		LyondellBasell Industries AF S.C.A	723,644
6,043		Monsanto Co	704,312
4,107		PPG Industries, Inc	778,934

		TOTAL MATERIALS	5,088,275

MEDIA - 4.6%
17,875		CBS Corp (Class B)	1,139,353
38,958		Comcast Corp (Class A)	2,024,453
9,925	*	DISH Network Corp (Class A)	574,856
7,613	*	DreamWorks Animation SKG, Inc (Class A)	270,261
10,464	*,e	Lions Gate Entertainment Corp	331,290
3,114		Time Warner Cable, Inc	421,947
2,764	*	Tribune Co	213,934
14,216	*	Walt Disney Co	1,086,102

		TOTAL MEDIA	6,062,196

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.7%
5,449	*	Actavis plc	915,432
4,250	*	Aegerion Pharmaceuticals, Inc	301,580
5,594	*	Alexion Pharmaceuticals, Inc	744,338
4,556		Amgen, Inc	520,113
4,899		Bayer AG.	687,871
1,888	*	Biogen Idec, Inc	528,168
3,695	*	Biovail Corp	433,793
39,032	*	Biovitrum AB	404,945
21,553		Bristol-Myers Squibb Co	1,145,542
5,073	*	Celgene Corp	857,134
2,952		Gerresheimer AG.	206,831
29,271	*	Gilead Sciences, Inc	2,199,716
5,483	*	Illumina, Inc	606,529
5,495	*	Jazz Pharmaceuticals plc	695,447
33,600		Johnson & Johnson	3,077,424
2,401	*	Ligand Pharmaceuticals, Inc (Class B)	126,293
5,878	*	Medivation, Inc	375,134
23,578		Merck & Co, Inc	1,180,079
12,083	*	Mylan Laboratories, Inc	524,402
7,943		Novartis AG.	636,626
6,758	*	Salix Pharmaceuticals Ltd	607,814
6,925		Shire Ltd	326,356
5,373	*	Vertex Pharmaceuticals, Inc	399,214
16,975		Zoetis Inc	554,913

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	18,055,694

REAL ESTATE - 0.3%
4,662		American Tower Corp	372,121

		TOTAL REAL ESTATE	372,121

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RETAILING - 8.2%
4,603	*	Amazon.com, Inc	$1,835,630
16,875		Best Buy Co, Inc	672,975
4,968	*,e	Container Store Group, Inc	231,559
9,128	*	Ctrip.com International Ltd (ADR)	452,931
8,222		GameStop Corp (Class A)	405,016
44,021	*	Groupon, Inc	518,127
21,849		Home Depot, Inc	1,799,047
15,184		Macy’s, Inc	810,826
1,919	*	NetFlix, Inc	706,518
673	*	Priceline.com, Inc	782,295
4,067	*	Restoration Hardware Holdings, Inc	273,709
6,350		Ross Stores, Inc	475,806
16,417		TJX Companies, Inc	1,046,255
5,615		Williams-Sonoma, Inc	327,242
9,742	*	Yoox S.p.A	436,800

		TOTAL RETAILING	10,774,736

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
35,773		Applied Materials, Inc	632,824
11,061		ARM Holdings plc	201,121
7,773		Avago Technologies Ltd	411,114
11,433	*,e	JinkoSolar Holding Co Ltd (ADR)	334,987
14,743	*	NXP Semiconductors NV	677,146
11,282	*,e	SunPower Corp	336,316
14,619		Xilinx, Inc	671,305

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,264,813

SOFTWARE & SERVICES - 8.7%
3,343	*	Alliance Data Systems Corp	878,975
7,291	*	Citrix Systems, Inc	461,156
40,110		Compuware Corp	449,633
14,001	*	Facebook, Inc	765,295
11,426	*	First American Corp	405,966
18,613	*	Fortinet, Inc	356,067
2,730	*	Google, Inc (Class A)	3,059,538
61,292		Microsoft Corp	2,294,160
9,927	*	Pandora Media, Inc	264,058
12,633	*	Salesforce.com, Inc	697,215
4,244	*	Splunk, Inc	291,435
25,215	*	Take-Two Interactive Software, Inc	437,984
5,251	*	VMware, Inc (Class A)	471,067
15,788	*	Yahoo!, Inc	638,467

		TOTAL SOFTWARE & SERVICES	11,471,016

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
138,988		Alcatel-Lucent (ADR)	611,547
7,726		Apple, Inc	4,335,136
16,043		Cisco Systems, Inc	360,165
8,244	*	F5 Networks, Inc	749,050
43,654	*	JDS Uniphase Corp	566,629
33,225	*	Nokia Corp	269,455
2,978	*	Stratasys Ltd	401,137

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,293,119

TELECOMMUNICATION SERVICES - 2.0%
18,503	*	T-Mobile US, Inc	622,441
28,302		Verizon Communications, Inc	1,390,760
9,608		Vivendi Universal S.A.	253,434
9,080		Vodafone Group plc (ADR)	356,935

		TOTAL TELECOMMUNICATION SERVICES	2,623,570

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.2%
10,623	*,e	American Airlines Group, Inc	$268,231
6,037		Canadian Pacific Railway Ltd	913,519
37,042		Delta Air Lines, Inc	1,017,544
4,491		Kansas City Southern Industries, Inc	556,120
2,538	*	Old Dominion Freight Line	134,565

		TOTAL TRANSPORTATION	2,889,979

UTILITIES - 1.6%
10,039		American Water Works Co, Inc	424,248
13,775	*	Calpine Corp	268,750
8,930		NextEra Energy, Inc	764,587
9,051		NRG Yield, Inc	362,130
5,533		Oneok, Inc	344,042

		TOTAL UTILITIES	2,163,757

		TOTAL COMMON STOCKS (Cost $100,876,399)	131,729,900

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
2,330,602	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,330,602

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,330,602

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,330,602)	2,330,602

		TOTAL INVESTMENTS - 101.9% (Cost $103,207,001)	134,060,502
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(2,463,317)

		NET ASSETS - 100.0%	$131,597,185

Abbreviation(s):

ADR     American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,264,386.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS—99.3%

AUTOMOBILES & COMPONENTS - 0.5%
12,035	*	American Axle & Manufacturing Holdings, Inc	$246,116
4,084		Delphi Automotive plc	245,571

		TOTAL AUTOMOBILES & COMPONENTS	491,687

BANKS - 5.3%
78,201	*	Banco Espirito Santo S.A.	111,681
5,679	*	Essent Group Ltd	136,636
34,555		Huntington Bancshares, Inc	333,456
68,392		Keycorp	917,821
52,782		Regions Financial Corp	522,014
44,464		TCF Financial Corp	722,540
61,687		Wells Fargo & Co	2,800,590

		TOTAL BANKS	5,544,738

CAPITAL GOODS - 8.0%
19,375	*	Foster Wheeler AG.	639,763
6,483		General Dynamics Corp	619,451
151,839		General Electric Co	4,256,047
17,013	e	Joy Global, Inc	995,090
1,342		L-3 Communications Holdings, Inc	143,406
4,378	*,e	Polypore International, Inc	170,304
8,807		SPX Corp	877,265
12,426		Textron, Inc	456,780
8,081	*	USG Corp	229,339

		TOTAL CAPITAL GOODS	8,387,445

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
8,836		ADT Corp	357,593

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	357,593

CONSUMER DURABLES & APPAREL - 2.6%
3,844	*	Deckers Outdoor Corp	324,664
13,221		Hasbro, Inc	727,287
12,451	*	Jarden Corp	763,869
46,384		Pulte Homes, Inc	944,842

		TOTAL CONSUMER DURABLES & APPAREL	2,760,662

CONSUMER SERVICES - 2.3%
18,887		Carnival Corp	758,691
3,994		Darden Restaurants, Inc	217,154
23,219	*	Extended Stay America, Inc	609,731
9,096		Interval Leisure Group, Inc	281,066
4,570		Las Vegas Sands Corp	360,436
4,119		Six Flags Entertainment Corp	151,661

		TOTAL CONSUMER SERVICES	2,378,739

DIVERSIFIED FINANCIALS - 9.2%
7,610		Apollo Management LP	240,552
87,246		Bank of America Corp	1,358,420
11,333		Blackstone Group LP	356,989
2,434		Capital One Financial Corp	186,469
40,931		Citigroup, Inc	2,132,914
6,872		Goldman Sachs Group, Inc	1,218,131

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

17,627		JPMorgan Chase & Co	$1,030,827
18,032		Legg Mason, Inc	784,031
33,996		Morgan Stanley	1,066,115
18,304		State Street Corp	1,343,331

		TOTAL DIVERSIFIED FINANCIALS	9,717,779

ENERGY - 13.7%
5,801		Anadarko Petroleum Corp	460,135
7,377	*	Antero Resources Corp	467,997
17,328		Baker Hughes, Inc	957,545
11,271		Chesapeake Energy Corp	305,895
14,927		Chevron Corp	1,864,532
10,912	*	Cobalt International Energy, Inc	179,502
16,056		ConocoPhillips	1,134,356
5,884	*	Dresser-Rand Group, Inc	350,863
39,452	e	EXCO Resources, Inc	209,490
24,377		Exxon Mobil Corp	2,466,952
2,483		Hess Corp	206,089
35,678	*	Kodiak Oil & Gas Corp	399,950
7,796		Marathon Oil Corp	275,199
20,232	*	Matador Resources Co	377,125
19,392		Nabors Industries Ltd	329,470
10,426		Occidental Petroleum Corp	991,513
3,872		Phillips 66	298,647
15,464		Spectra Energy Corp	550,828
115,134		Tailsman Energy, Inc	1,341,311
40,797	*	Weatherford International Ltd	631,946
15,031		Williams Cos, Inc	579,746

		TOTAL ENERGY	14,379,091

FOOD & STAPLES RETAILING - 1.4%
3,855	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	172,203
10,862		CVS Corp	777,393
9,624		Walgreen Co	552,803

		TOTAL FOOD & STAPLES RETAILING	1,502,399

FOOD, BEVERAGE & TOBACCO - 1.3%
17,282		Mondelez International, Inc	610,055
4,126	e	Remy Cointreau S.A.	346,587
8,048		SABMiller plc	414,271

		TOTAL FOOD, BEVERAGE & TOBACCO	1,370,913

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
11,107		Abbott Laboratories	425,731
22,655	*	Boston Scientific Corp	272,313
11,681		Covidien plc	795,476
17,320	*	Express Scripts Holding Co	1,216,557
30,880	*	Hologic, Inc	690,168
13,500	*	Olympus Corp	428,176
22,510		UnitedHealth Group, Inc	1,695,003
3,459	*	WellCare Health Plans, Inc	243,583
3,102		WellPoint, Inc	286,594

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,053,601

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
31,203		Avon Products, Inc	537,316
3,629		Beiersdorf AG.	367,925
1,193		L’Oreal S.A.	209,506
19,449		Procter & Gamble Co	1,583,343

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,698,090

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE - 7.1%
9,533		ACE Ltd	$986,951
8,945		Allstate Corp	487,860
19,591		American International Group, Inc	1,000,120
9,518	*	Berkshire Hathaway, Inc (Class B)	1,128,454
22,259		Hartford Financial Services Group, Inc	806,444
10,549		Marsh & McLennan Cos, Inc	510,150
15,679		Metlife, Inc	845,412
10,955		Principal Financial Group	540,191
5,998		Prudential Financial, Inc	553,136
6,336		Travelers Cos, Inc	573,661

		TOTAL INSURANCE	7,432,379

MATERIALS - 3.8%
3,077		Akzo Nobel NV	238,609
10,246		Axiall Corp	486,070
7,753		Celanese Corp (Series A)	428,818
34,400	e	Cliffs Natural Resources, Inc	901,624
14,060	*	Constellium NV	327,176
11,882		Freeport-McMoRan Copper & Gold, Inc (Class B)	448,427
4,999		LyondellBasell Industries AF S.C.A	401,320
10,417		PolyOne Corp	368,241
1,924		Wacker Chemie AG.	213,290
7,488	e	Walter Energy, Inc	124,525

		TOTAL MATERIALS	3,938,100

MEDIA - 1.6%
3,168		Time Warner Cable, Inc	429,264
11,054		Time Warner, Inc	770,685
6,122	*	Tribune Co	473,843

		TOTAL MEDIA	1,673,792

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
2,887		Bayer AG.	405,365
31,823	*	Biovitrum AB	330,154
116	*,e	Foundation Medicine, Inc	2,763
30,176		Johnson & Johnson	2,763,820
2,381	*	Medivation, Inc	151,955
35,295		Merck & Co, Inc	1,766,515
6,904	*	Mylan Laboratories, Inc	299,634
6,001		Novartis AG. (ADR)	482,360
41,798		Pfizer, Inc	1,280,272
4,133		Sanofi-Aventis	441,383
16,055		Zoetis Inc	524,838

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,449,059

REAL ESTATE - 2.7%
10,855	*	Forest City Enterprises, Inc (Class A)	207,331
5,706		Liberty Property Trust	193,262
8,164		Mack-Cali Realty Corp	175,363
3,807		Potlatch Corp	158,904
12,181	*	Realogy Holdings Corp	602,594
2,915		Simon Property Group, Inc	443,546
3,781		SL Green Realty Corp	349,289
17,084		Starwood Property Trust, Inc	473,227
3,205		Vornado Realty Trust	284,572

		TOTAL REAL ESTATE	2,888,088

RETAILING - 2.5%
13,913		Best Buy Co, Inc	554,850
5,137	*	Conn’s, Inc	404,744
7,169		Expedia, Inc	499,393

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

29,896	*	Groupon, Inc	$351,876
387,050	e	Hengdeli Holdings Ltd	91,467
13,602	*,e	JC Penney Co, Inc	124,458
45,000		Lifestyle International Holdings Ltd	83,334
2,325	*,e	Lifestyle Properties Development Ltd	480
32,254		Staples, Inc	512,516

		TOTAL RETAILING	2,623,118

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
8,322		Broadcom Corp (Class A)	246,747
23,414	*	Freescale Semiconductor Holdings Ltd	375,795
15,998		Intel Corp	415,308
7,931	*	International Rectifier Corp	206,761
6,251	*	Lam Research Corp	340,367
66,037	*	ON Semiconductor Corp	544,145
15,788	*	Semtech Corp	399,121

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,528,244

SOFTWARE & SERVICES - 3.6%
2,463		DST Systems, Inc	223,493
6,333	*	eBay, Inc	347,618
14,840	*	Fortinet, Inc	283,889
24,947		Microsoft Corp	933,766
6,561	*	Rackspace Hosting, Inc	256,732
8,870	*	Teradata Corp	403,496
3,808	*,e	VistaPrint Ltd	216,485
20,494	*	Yahoo!, Inc	828,778
62,301	*	Zynga, Inc	236,744

		TOTAL SOFTWARE & SERVICES	3,731,001

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
86,575		Alcatel-Lucent (ADR)	380,930
2,121		Apple, Inc	1,190,114
7,489	*	Ciena Corp	179,212
47,593		Cisco Systems, Inc	1,068,463
10,644		Corning, Inc	189,676
8,815		EMC Corp	221,697
32,820		Hewlett-Packard Co	918,303
15,702	*	JDS Uniphase Corp	203,812
107,234	*	Nokia Corp	869,668

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,221,875

TELECOMMUNICATION SERVICES - 3.5%
63,778		AT&T, Inc	2,242,434
19,372	*	Level 3 Communications, Inc	642,569
12,360		Telephone & Data Systems, Inc	318,641
107,340		Vodafone Group plc	422,618

		TOTAL TELECOMMUNICATION SERVICES	3,626,262

TRANSPORTATION - 2.4%
146,000		Air China Ltd	109,326
1,064	*,e	American Airlines Group, Inc	26,866
15,994	*,b,m	AMR Corp (Escrow)	186,618
14,715		Con-Way, Inc	584,333
4,298		FedEx Corp	617,923
19,919	*	Hertz Global Holdings, Inc	570,082
6,648	*	UAL Corp	251,494
8,554		UTI Worldwide, Inc	150,208

		TOTAL TRANSPORTATION	2,496,850

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.7%
19,384	*	Calpine Corp	$378,182
23,343		Centerpoint Energy, Inc	541,091
7,036		Consolidated Edison, Inc	388,950
6,872		Duke Energy Corp	474,237
5,202		Edison International	240,852
10,135		Exelon Corp	277,598
4,713		FirstEnergy Corp	155,435
8,810		NextEra Energy, Inc	754,312
5,225		NRG Energy, Inc	150,062
5,712		PG&E Corp	230,079
2,794		Sempra Energy	250,789

		TOTAL UTILITIES	3,841,587

		TOTAL COMMON STOCKS (Cost $87,799,398)	104,093,092

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
39,452		EXCO Resources, Inc	6,312

		TOTAL ENERGY	6,312

		TOTAL RIGHTS / WARRANTS (Cost $0)	6,312

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
3,244,120	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,244,120

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,244,120

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,244,120)	3,244,120

		TOTAL INVESTMENTS - 102.4% (Cost $91,043,518)	107,343,524
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(2,474,643)

		NET ASSETS - 100.0%	$104,868,881

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

b	In bankruptcy.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,137,622.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
60,000		Hang Lung Group Ltd	$303,524

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	303,524

DIVERSIFIED REITS - 5.2%
20,000		Duke Realty Corp	300,800
40,000		Retail Opportunities Investment Corp	588,800
135,000		Spirit Realty Capital, Inc	1,327,050
14,000		Vornado Realty Trust	1,243,060
25,000		WP Carey, Inc	1,533,750

		TOTAL DIVERSIFIED REITS	4,993,460

HOTELS, RESORTS & CRUISE LINES - 0.5%
30,000	*	Orient-Express Hotels Ltd (Class A)	453,300

		TOTAL HOTELS, RESORTS & CRUISE LINES	453,300

INDUSTRIAL REITS - 7.4%
18,000		EastGroup Properties, Inc	1,042,740
27,000		First Industrial Realty Trust, Inc	471,150
130,000		Prologis, Inc	4,803,500
20,000		STAG Industrial, Inc	407,800
22,000		Terreno Realty Corp	389,400

		TOTAL INDUSTRIAL REITS	7,114,590

MORTGAGE REITS - 0.6%
20,000		NorthStar Realty Finance Corp	269,000
10,000		Starwood Property Trust, Inc	277,000

		TOTAL MORTGAGE REITS	546,000

OFFICE REITS - 11.0%
38,000		Boston Properties, Inc	3,814,060
15,000		Digital Realty Trust, Inc	736,800
25,000		HRPT Properties Trust	582,750
15,000		Kilroy Realty Corp	752,700
100,000		Parkway Properties, Inc	1,929,000
30,000		SL Green Realty Corp	2,771,400

		TOTAL OFFICE REITS	10,586,710

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

PUBLISHING - 0.4%
8,000		Rightmove plc	363,316

		TOTAL PUBLISHING	363,316

REAL ESTATE OPERATING COMPANIES - 0.3%
8,000		Altisource Residential Corp	240,880

		TOTAL REAL ESTATE OPERATING COMPANIES	240,880

REAL ESTATE SERVICES - 1.0%
20,000		Kennedy-Wilson Holdings, Inc	445,000
11,000	*	Realogy Holdings Corp	544,170

		TOTAL REAL ESTATE SERVICES	989,170

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

RESIDENTIAL REITS - 16.7%
15,000		American Campus Communities, Inc	$483,150
35,000	*	American Homes 4 Rent	567,000
40,000		AvalonBay Communities, Inc	4,729,200
10,000		BRE Properties, Inc (Class A)	547,100
100,000		Education Realty Trust, Inc	882,000
25,000		Equity Lifestyle Properties, Inc	905,750
90,000		Equity Residential	4,668,300
10,000		Essex Property Trust, Inc	1,435,100
8,000		Home Properties, Inc	428,960
18,000		Post Properties, Inc	814,140
15,000		Sun Communities, Inc	639,600

		TOTAL RESIDENTIAL REITS	16,100,300

RETAIL REITS - 22.5%
50,000		Cole Real Estate Investment, Inc	702,000
105,000		DDR Corp	1,613,850
40,000		Equity One, Inc	897,600
15,000		Federal Realty Investment Trust	1,521,150
200,000		General Growth Properties, Inc	4,014,000
10,000		Pennsylvania REIT	189,800
15,000		Regency Centers Corp	694,500
79,000		Simon Property Group, Inc	12,020,640

		TOTAL RETAIL REITS	21,653,540

SECURITY & ALARM SERVICES - 1.2%
35,000		Corrections Corp of America	1,122,450

		TOTAL SECURITY & ALARM SERVICES	1,122,450

SPECIALIZED REITS - 31.4%
75,000		American Tower Corp	5,986,500
35,000		CubeSmart	557,900
35,000		Extra Space Storage, Inc	1,474,550
5,000	*	Gaming and Leisure Properties, Inc	254,050
75,000		HCP, Inc	2,724,000
40,000		Health Care REIT, Inc	2,142,800
40,000		Healthcare Realty Trust, Inc	852,400
100,000		Host Marriott Corp	1,944,000
25,000		Plum Creek Timber Co, Inc	1,162,750
25,000		Potlatch Corp	1,043,500
28,000		Public Storage, Inc	4,214,560
20,000		Rayonier, Inc	842,000
40,000		RLJ Lodging Trust	972,800
135,000	*	Strategic Hotels & Resorts, Inc	1,275,750
75,000		Sunstone Hotel Investors, Inc	1,005,000
52,500		Ventas, Inc	3,007,200
25,000		Weyerhaeuser Co	789,250

		TOTAL SPECIALIZED REITS	30,249,010

		TOTAL COMMON STOCKS (Cost $87,106,654)	94,716,250

		TOTAL INVESTMENTS - 98.5% (Cost $87,106,654)	94,716,250
		OTHER ASSETS & LIABILITIES, NET—1.5%	1,486,007

		NET ASSETS - 100.0%	$96,202,257

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AUTOMOBILES & COMPONENTS - 1.0%
69		Dana Holding Corp	$1,354
4,170		Superior Industries International, Inc	86,027
7,559	*	Tenneco, Inc	427,613

		TOTAL AUTOMOBILES & COMPONENTS	514,994

BANKS - 8.2%
16,330		Brookline Bancorp, Inc	156,278
19,300		Capitol Federal Financial	233,723
4,700		Cathay General Bancorp	125,631
5,933		Columbia Banking System, Inc	163,217
3,727		Community Bank System, Inc	147,887
18,749		FirstMerit Corp	416,790
12,844		Home Loan Servicing Solutions Ltd	295,027
21,081		National Penn Bancshares, Inc	238,848
8,515		Oritani Financial Corp	136,666
7,900		PrivateBancorp, Inc	228,547
5,622		Prosperity Bancshares, Inc	356,379
13,800		Provident Financial Services, Inc	266,616
14,480	e	Radian Group, Inc	204,458
20,972		Susquehanna Bancshares, Inc	269,280
3,426	*	SVB Financial Group	359,250
15,707	e	Umpqua Holdings Corp	300,632
4,860		Webster Financial Corp	151,535
3,742		Wintrust Financial Corp	172,581

		TOTAL BANKS	4,223,345

CAPITAL GOODS - 9.6%
2,410		Acuity Brands, Inc	263,461
3,250		Alliant Techsystems, Inc	395,460
3,100	*	American Woodmark Corp	122,543
866		Ampco-Pittsburgh Corp	16,844
5,450		Applied Industrial Technologies, Inc	267,540
4,629		Brady Corp (Class A)	143,175
7,089		Comfort Systems USA, Inc	137,456
2,223		Cubic Corp	117,063
4,463		Curtiss-Wright Corp	277,732
1,522	*	DXP Enterprises, Inc	175,334
3,470	*	Dycom Industries, Inc	96,431
4,329		EnerSys	303,420
17,250		Exelis, Inc	328,785
87	*	Federal Signal Corp	1,275
910		Graco, Inc	71,089
3,593		Huntington Ingalls	323,406
2,000		Kadant, Inc	81,040
2,040		LB Foster Co (Class A)	96,472
2,070	*	Moog, Inc (Class A)	140,636
2,920		Mueller Industries, Inc	183,989
2,780	*	NCI Building Systems, Inc	48,761
6,336	*	Pike Electric Corp	66,972
2,839	*,e	Proto Labs, Inc	202,080
3,680	*	Teledyne Technologies, Inc	338,045
3,246	*	Trex Co, Inc	258,154
3,280	*	WABCO Holdings, Inc	306,385
1,500		Watsco, Inc	144,090

		TOTAL CAPITAL GOODS	4,907,638

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
1,677	*	Advisory Board Co	$106,775
5,130		Brink’s Co	175,138
2,320		Exponent, Inc	179,661
7,662	*	Korn/Ferry International	200,132
6,638		Rollins, Inc	201,065
13,279	*	RPX Corp	224,415
8,371	*	TrueBlue, Inc	215,804
3,549		Viad Corp	98,591
6,038	*	WageWorks, Inc	358,899

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,760,480

CONSUMER DURABLES & APPAREL - 2.8%
8,139	*,e	Beazer Homes USA, Inc	198,754
8,060		Brunswick Corp	371,244
9,027	*	CROCS, Inc	143,710
7,600		La-Z-Boy, Inc	235,600
13,600	*	Standard-Pacific Corp	123,080
6,864	*	Steven Madden Ltd	251,154
4,700	*	Tumi Holdings, Inc	105,985

		TOTAL CONSUMER DURABLES & APPAREL	1,429,527

CONSUMER SERVICES - 3.7%
11,225		Hillenbrand, Inc	330,239
4,205	*	Hyatt Hotels Corp	207,979
5,460	*	Marriott Vacations Worldwide Corp	288,070
8,770	*	MGM Mirage	206,271
5,470	*	Multimedia Games, Inc	171,539
8,302	*	Orient-Express Hotels Ltd (Class A)	125,443
3,890		Papa John’s International, Inc	176,606
14,616		Service Corp International	264,988
5,190		Texas Roadhouse, Inc (Class A)	144,282

		TOTAL CONSUMER SERVICES	1,915,417

DIVERSIFIED FINANCIALS - 3.6%
38,709		Apollo Investment Corp	328,252
266	e	Cohen & Steers, Inc	10,656
2,308		Financial Engines, Inc	160,360
1,109		Friedman Billings Ramsey Group, Inc (Class A)	29,267
3,165	e	FXCM, Inc	56,464
8,300	*,e	GSV Capital Corp	100,347
840		iShares Russell 2000 Index Fund	96,860
17,657		Janus Capital Group, Inc	218,417
3,080		MarketAxess Holdings, Inc	205,960
4,800	*	Portfolio Recovery Associates, Inc	253,632
8,460	e	Prospect Capital Corp	94,921
11,019		TCP Capital Corp	184,899
4,850	*	WisdomTree Investments, Inc	85,893

		TOTAL DIVERSIFIED FINANCIALS	1,825,928

ENERGY - 5.7%
5,360		Alon USA Energy, Inc	88,654
17,800	*	Alpha Natural Resources, Inc	127,092
18,300	e	Arch Coal, Inc	81,435
4,914		Bristow Group, Inc	368,845
5,560		Comstock Resources, Inc	101,692
7,427		Delek US Holdings, Inc	255,563
2,346		Energy XXI Bermuda Ltd	63,483
5,100		Green Plains Renewable Energy, Inc	98,889
36,074	*	Penn Virginia Corp	340,178
8,752	*	Renewable Energy Group, Inc	100,298
9,620	e	RPC, Inc	171,717
5,576	*	Stone Energy Corp	192,874
1,128	*,e	Swift Energy Co	15,228

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,089		Targa Resources Investments, Inc	$360,527
20,199	*	Vaalco Energy, Inc	139,171
5,833		W&T Offshore, Inc	93,328
5,180	e	Western Refining, Inc	219,684
13,700	*	Willbros Group, Inc	129,054

		TOTAL ENERGY	2,947,712

FOOD & STAPLES RETAILING - 0.6%
53,550	*	Rite Aid Corp	270,963
848		Weis Markets, Inc	44,571

		TOTAL FOOD & STAPLES RETAILING	315,534

FOOD, BEVERAGE & TOBACCO - 2.1%
3,163	*,e	Annie’s, Inc	136,135
622	*,e	Boston Beer Co, Inc (Class A)	150,393
8,200	*	Darling International, Inc	171,216
2,470	*	Diamond Foods, Inc	63,825
4,880		Fresh Del Monte Produce, Inc	138,104
1,861		J&J Snack Foods Corp	164,866
3,490		Sanderson Farms, Inc	252,432

		TOTAL FOOD, BEVERAGE & TOBACCO	1,076,971

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
4,420	*	Align Technology, Inc	252,603
542	*	Amedisys, Inc	7,929
10,696	*	AMN Healthcare Services, Inc	157,231
1,267		Analogic Corp	112,206
3,429	*	Arthrocare Corp	137,983
2,484		Cantel Medical Corp	84,232
3,116		Computer Programs & Systems, Inc	192,600
5,111	*	Cyberonics, Inc	334,821
4,832	*	Cynosure, Inc (Class A)	128,918
2,437	*	HealthStream, Inc	79,861
1,900	*	ICU Medical, Inc	121,049
4,394	*	Masimo Corp	128,437
6,582	*	Medidata Solutions, Inc	398,672
1,612	*	MWI Veterinary Supply, Inc	274,991
4,400	*	NuVasive, Inc	142,252
5,036	*	Omnicell, Inc	128,569
7,800	*	Team Health Holdings, Inc	355,290
6,739	*	Thoratec Corp	246,647
3,809	*	WellCare Health Plans, Inc	268,230

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,552,521

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
2,876		Inter Parfums, Inc	102,989
6,420	*	Medifast, Inc	167,755

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	270,744

INSURANCE - 2.9%
2,800	*	AMBAC Financial Group, Inc	68,768
1,870		American Financial Group, Inc	107,936
241		Conseco, Inc	4,263
4,274		Employers Holdings, Inc	135,272
5,398		First American Financial Corp	152,224
5,529	e	HCI Group, Inc	295,801
5,220		Platinum Underwriters Holdings Ltd	319,882
1,500		RenaissanceRe Holdings Ltd	146,010
8,750	*	Third Point Reinsurance Ltd	162,138
6,052		Universal Insurance Holdings, Inc	87,633

		TOTAL INSURANCE	1,479,927

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.3%
2,593		A. Schulman, Inc	$91,429
2,866		Aptargroup, Inc	194,343
2,000		Avery Dennison Corp	100,380
48	*	Balchem Corp	2,818
4,186	*	Boise Cascade Co	123,403
9,610	*	Coeur d’Alene Mines Corp	104,268
8,597		Globe Specialty Metals, Inc	154,832
5,128		Minerals Technologies, Inc	308,039
8,161		Myers Industries, Inc	172,360
4,954	*	OM Group, Inc	180,375
1,433		Quaker Chemical Corp	110,441
10,479	*,e	Resolute Forest Products	167,874
3,989	*	RTI International Metals, Inc	136,464
5,707		Schnitzer Steel Industries, Inc (Class A)	186,448
4,245		Schweitzer-Mauduit International, Inc	218,490
8,450	*	Stillwater Mining Co	104,273
5,180	*	SunCoke Energy, Inc	118,156
5,333		Worthington Industries, Inc	224,413

		TOTAL MATERIALS	2,698,806

MEDIA - 2.9%
2,062	*	AMC Entertainment Holdings, Inc	42,374
5,864		Cinemark Holdings, Inc	195,447
8,010	*,e	Digital Generation, Inc	102,127
8,262	*	EW Scripps Co (Class A)	179,451
10,409	*	Journal Communications, Inc (Class A)	96,908
5,464	*	Lamar Advertising Co (Class A)	285,494
20,300	*	Live Nation, Inc	401,128
2,840	*	Madison Square Garden, Inc	163,527

		TOTAL MEDIA	1,466,456

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
4,500	*,e	Acadia Pharmaceuticals, Inc	112,455
6,500	*	Acorda Therapeutics, Inc	189,800
12,882	*	Affymetrix, Inc	110,399
4,399	*	AMAG Pharmaceuticals, Inc	106,764
12,000	*,e	Arena Pharmaceuticals, Inc	70,200
18,120	*	Array Biopharma, Inc	90,781
5,930	*	Auxilium Pharmaceuticals, Inc	122,988
1,600	*	Celldex Therapeutics, Inc	38,736
4,356	*,e	Cepheid, Inc	203,512
1,400	*	Clovis Oncology, Inc	84,378
910	*,e	Epizyme, Inc	18,928
4,611	*	Genomic Health, Inc	134,964
5,379	*	Impax Laboratories, Inc	135,228
2,000	*	Insys Therapeutics, Inc	77,420
1,270	*,e	Isis Pharmaceuticals, Inc	50,597
7,584	*	Medicines Co	292,894
5,220	*	NPS Pharmaceuticals, Inc	158,479
13,680	*,e	Orexigen Therapeutics, Inc	77,019
6,860	*	Parexel International Corp	309,935
10,310	e	PDL BioPharma, Inc	87,016
471	e	Questcor Pharmaceuticals, Inc	25,646

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,498,139

REAL ESTATE - 6.9%
6,321		Chesapeake Lodging Trust	159,858
23,394		Cousins Properties, Inc	240,958
16,577		CubeSmart	264,237
13,170		DuPont Fabros Technology, Inc	325,431
3,770		EastGroup Properties, Inc	218,396
6,580		Extra Space Storage, Inc	277,215
1,518		Government Properties Income Trust	37,722

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,604		LTC Properties, Inc	$127,546
21,700		New Residential Investment Corp	144,956
4,150		Omega Healthcare Investors, Inc	123,670
6,294		Parkway Properties, Inc	121,411
2,459		PS Business Parks, Inc	187,917
17,848		RAIT Investment Trust	160,097
7,100		Retail Opportunities Investment Corp	104,512
13,193		RLJ Lodging Trust	320,854
1,882		Saul Centers, Inc	89,828
4,217		Sovran Self Storage, Inc	274,822
5,150		Sun Communities, Inc	219,596
11,537		Sunstone Hotel Investors, Inc	154,596

		TOTAL REAL ESTATE	3,553,622

RETAILING - 4.1%
2,100	*	Ann Taylor Stores Corp	76,776
3,700	*	Barnes & Noble, Inc	55,315
5,763		Big 5 Sporting Goods Corp	114,223
4,991	*	Children’s Place Retail Stores, Inc	284,337
16,606	*	Christopher & Banks Corp	141,815
3,170	*	Express Parent LLC	59,184
4,200		Finish Line, Inc (Class A)	118,314
3,207	*,e	Five Below, Inc	138,542
3,120	*	HomeAway, Inc	127,546
4,900	*	Kirkland’s, Inc	115,983
16,000	*	Orbitz Worldwide, Inc	114,880
3,528	*,e	Overstock.com, Inc	108,627
6,877		Penske Auto Group, Inc	324,320
5,400		Pier 1 Imports, Inc	124,632
15,800	*,e	RadioShack Corp	41,080
5,065	*,e	RetailMeNot, Inc	145,821

		TOTAL RETAILING	2,091,395

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
7,988	*	Advanced Energy Industries, Inc	182,605
3,758	*	Ambarella, Inc	127,509
3,452	*	ATMI, Inc	104,285
8,037	*	Cavium Networks, Inc	277,357
30,590	*	Entropic Communications, Inc	144,079
1,775	*	Hittite Microwave Corp	109,571
16,383	*	Integrated Device Technology, Inc	166,943
35,808	*	Lattice Semiconductor Corp	197,302
19,583	*	Rambus, Inc	185,451
25,114	*	Silicon Image, Inc	154,451
437	*	Ultratech, Inc	12,673

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,662,226

SOFTWARE & SERVICES - 9.4%
9,900	*	Aspen Technology, Inc	413,820
4,734	*	Commvault Systems, Inc	354,482
5,000	*	Demandware, Inc	320,600
2,857		DST Systems, Inc	259,244
2,249		Forrester Research, Inc	86,047
1,030	*	Gartner, Inc	73,181
3,924	*	Gigamon, Inc	110,186
8,719	*	Infoblox, Inc	287,901
7,058	*	LogMeIn, Inc	236,796
3,673	*	Manhattan Associates, Inc	431,504
6,390	*	Marketo, Inc	236,877
8,638		MAXIMUS, Inc	379,986
12,400	*	Monster Worldwide, Inc	88,412
3,193	*	PROS Holdings, Inc	127,401
2,216	*	Rally Software Development Corp	43,101
4,496	*	Responsys, Inc	123,235

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,000	*	Seachange International, Inc	$24,320
2,899	*	Syntel, Inc	263,664
23,846	*	TiVo, Inc	312,860
1,941	*	Virtusa Corp	73,933
9,327	*,e	WebMD Health Corp (Class A)	368,416
8,045	*	Xoom Corp	220,192

		TOTAL SOFTWARE & SERVICES	4,836,158

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
8,567	e	Alliance Fiber Optic Products, Inc	128,933
15,500	*	ARRIS Group, Inc	377,658
7,750	*	Aruba Networks, Inc	138,725
7,005	*	Benchmark Electronics, Inc	161,675
11,700	*	Calix Networks, Inc	112,788
4,930	*	Datalink Corp	53,737
4,200	*	Electronics for Imaging, Inc	162,666
17,665	*	Extreme Networks, Inc	123,655
6,970	*	Finisar Corp	166,722
11,567	*	Immersion Corp	120,066
4,498	*,e	InvenSense, Inc	93,468
4,086	*	Plexus Corp	176,883
25,273	*	QLogic Corp	298,980
28,650	*	Sonus Networks, Inc	90,248
6,567	*,e	Synaptics, Inc	340,236
2,984	*,e	Ubiquiti Networks, Inc	137,145

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,683,585

TELECOMMUNICATION SERVICES - 0.5%
19,050	*	8x8, Inc	193,548
6,860	*	Premiere Global Services, Inc	79,507

		TOTAL TELECOMMUNICATION SERVICES	273,055

TRANSPORTATION - 2.2%
729	*	Amerco, Inc	173,385
10,059		Arkansas Best Corp	338,787
5,907		Matson, Inc	154,232
14,674	*	Republic Airways Holdings, Inc	156,865
16,380	*,e	Swift Transportation Co, Inc	363,800

		TOTAL TRANSPORTATION	1,187,069

UTILITIES - 2.6%
6,940		American States Water Co	199,386
8,373		Avista Corp	236,035
4,194		Black Hills Corp	220,227
4,917		Empire District Electric Co	111,567
4,731		New Jersey Resources Corp	218,761
4,158		NorthWestern Corp	180,125
3,150		Southwest Gas Corp	176,116

		TOTAL UTILITIES	1,342,217

		TOTAL COMMON STOCKS (Cost $40,356,823)	50,513,466

SHORT-TERM INVESTMENTS - 8.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.8%
4,549,816	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,549,816

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,549,816

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,549,816)	4,549,816

		TOTAL INVESTMENTS - 107.0% (Cost $44,906,639)	55,063,282
		OTHER ASSETS & LIABILITIES, NET - (7.0)%	(3,626,645)

		NET ASSETS - 100.0%	$51,436,637

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,461,821.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.7%
650		BorgWarner, Inc	$36,341
28,628		Ford Motor Co	441,730
2,462		Harley-Davidson, Inc	170,469
7,559		Johnson Controls, Inc	387,777
292	*	Modine Manufacturing Co	3,743
1,073	*	Tenneco, Inc	60,700
66	*	Tesla Motors, Inc	9,925

		TOTAL AUTOMOBILES & COMPONENTS	1,110,685

BANKS - 3.5%
470		Associated Banc-Corp	8,178
196		Bank of Hawaii Corp	11,591
10,122		BB&T Corp	377,753
200		Boston Private Financial Holdings, Inc	2,524
363		CapitalSource, Inc	5,216
38		Capitol Federal Financial	460
72		Centerstate Banks of Florida, Inc	731
91		CIT Group, Inc	4,744
1,565		Comerica, Inc	74,400
22		Community Bank System, Inc	873
69		Cullen/Frost Bankers, Inc	5,136
1,357		Huntington Bancshares, Inc	13,095
88		IBERIABANK Corp	5,531
19,629		Keycorp	263,421
2,700		M&T Bank Corp	314,334
528	*	MGIC Investment Corp	4,456
1,477		New York Community Bancorp, Inc	24,888
145		Old National Bancorp	2,229
18		Peoples Bancorp, Inc	405
189		People’s United Financial, Inc	2,858
5,307		PNC Financial Services Group, Inc	411,717
844	*	Popular, Inc	24,248
188		PrivateBancorp, Inc	5,439
355		Provident Financial Services, Inc	6,859
6,559		Radian Group, Inc	92,613
2,378	*	Sun Bancorp, Inc	8,371
160		Susquehanna Bancshares, Inc	2,054
269	*	SVB Financial Group	28,207
31		TCF Financial Corp	504
50		UMB Financial Corp	3,214
102		United Bankshares, Inc	3,208
13,031		US Bancorp	526,452
107		Webster Financial Corp	3,336
49		Westamerica Bancorporation	2,767
1,000		Wilshire Bancorp, Inc	10,930
290		Zions Bancorporation	8,688

		TOTAL BANKS	2,261,430

CAPITAL GOODS - 8.0%
4,381		3M Co	614,435
178		A.O. Smith Corp	9,601
103		Actuant Corp (Class A)	3,774
39		Acuity Brands, Inc	4,264
5,350		Ametek, Inc	281,785
17		Applied Industrial Technologies, Inc	835

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

400	*	ArvinMeritor, Inc	$4,172
90		Astec Industries, Inc	3,477
1,080		Barnes Group, Inc	41,375
200		Briggs & Stratton Corp	4,352
1,027	*	Builders FirstSource, Inc	7,333
33	*	Chart Industries, Inc	3,156
12		Clarcor, Inc	772
81	*	Colfax Corp	5,159
2,121		Cummins, Inc	298,997
5,752		Danaher Corp	444,055
4,223		Deere & Co	385,687
644		Dover Corp	62,172
3,342		Eaton Corp	254,393
6,715		Emerson Electric Co	471,259
1,660		Fastenal Co	78,867
639		Graco, Inc	49,919
117	*	Hexcel Corp	5,229
4,828		Illinois Tool Works, Inc	405,938
1,285		Ingersoll-Rand plc	79,156
80	*	Layne Christensen Co	1,366
245		Lincoln Electric Holdings, Inc	17,478
4,732		Masco Corp	107,748
59		MSC Industrial Direct Co (Class A)	4,771
1,316		Nordson Corp	97,779
1,604	*	Owens Corning, Inc	65,315
3,140		Paccar, Inc	185,794
380		Pall Corp	32,433
319		Parker Hannifin Corp	41,036
1,138		Pentair Ltd	88,388
342	*	Polypore International, Inc	13,304
1,640		Precision Castparts Corp	441,652
1,131	*	Quanta Services, Inc	35,694
939		Rockwell Automation, Inc	110,952
337		Rockwell Collins, Inc	24,911
400		Roper Industries, Inc	55,472
147		Snap-On, Inc	16,099
1,930	*	Spirit Aerosystems Holdings, Inc (Class A)	65,774
55		TAL International Group, Inc	3,154
994		Tennant Co	67,403
143		Timken Co	7,875
377	*	United Rentals, Inc	29,387
23		Valmont Industries, Inc	3,430
44		W.W. Grainger, Inc	11,238
326	*	WABCO Holdings, Inc	30,452
8		Watsco, Inc	768
264	*	WESCO International, Inc	24,042
666		Westinghouse Air Brake Technologies Corp	49,464
179		Woodward Governor Co	8,164
86		Xylem, Inc	2,976

		TOTAL CAPITAL GOODS	5,164,481

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,916	*	ACCO Brands Corp	12,876
93		Corporate Executive Board Co	7,201
160		Deluxe Corp	8,350
837		Dun & Bradstreet Corp	102,742
217		Equifax, Inc	14,993
168		HNI Corp	6,524
73	*	IHS, Inc (Class A)	8,738
190		Interface, Inc	4,172
1,174		Iron Mountain, Inc	35,631
291		Manpower, Inc	24,985
178		R.R. Donnelley & Sons Co	3,610
1,573		Robert Half International, Inc	66,050
160	*	RPX Corp	2,704

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

431	*	Tetra Tech, Inc	$12,059
1,816		Waste Management, Inc	81,484

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	392,119

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	1,686
91		Carter’s, Inc	6,533
5		Columbia Sportswear Co	394
14	*	Deckers Outdoor Corp	1,182
13		Hasbro, Inc	715
16	*	Iconix Brand Group, Inc	635
5,425		Mattel, Inc	258,121
72	*	Meritage Homes Corp	3,455
95	*	Mohawk Industries, Inc	14,146
200		Movado Group, Inc	8,802
4,980		Nike, Inc (Class B)	391,627
152		Oxford Industries, Inc	12,262
270		Ryland Group, Inc	11,721
71	*	Tempur-Pedic International, Inc	3,831
128		Tupperware Corp	12,100
202	*	Under Armour, Inc (Class A)	17,635
624		VF Corp	38,900
92		Whirlpool Corp	14,431

		TOTAL CONSUMER DURABLES & APPAREL	798,176

CONSUMER SERVICES - 2.4%
288	*	AFC Enterprises	11,088
55		Bob Evans Farms, Inc	2,782
200		Brinker International, Inc	9,268
75	*	Chipotle Mexican Grill, Inc (Class A)	39,958
1,063		Choice Hotels International, Inc	52,204
835		Darden Restaurants, Inc	45,399
13		DineEquity, Inc	1,086
128		Domino’s Pizza, Inc	8,915
60		Dunkin Brands Group, Inc	2,892
3,814		Marriott International, Inc (Class A)	188,259
5,745		McDonald’s Corp	557,437
29	*	Panera Bread Co (Class A)	5,124
333		Royal Caribbean Cruises Ltd	15,791
177	*	Sonic Corp	3,574
6,173		Starbucks Corp	483,902
1,368		Starwood Hotels & Resorts Worldwide, Inc	108,688
91	*	Strayer Education, Inc	3,137
6		Vail Resorts, Inc	451
91		Weight Watchers International, Inc	2,997

		TOTAL CONSUMER SERVICES	1,542,952

DIVERSIFIED FINANCIALS - 7.5%
2,432	*	American Capital Ltd	38,036
6,435		American Express Co	583,847
12,182		Bank of New York Mellon Corp	425,639
1,351		BlackRock, Inc	427,551
5,819		Capital One Financial Corp	445,794
14,645		Charles Schwab Corp	380,770
3,236		CME Group, Inc	253,897
6,875		Discover Financial Services	384,656
491		Evercore Partners, Inc (Class A)	29,352
6,420		Franklin Resources, Inc	370,627
221	*	Green Dot Corp	5,558
1,368		IntercontinentalExchange Group, Inc	307,691
5,235		Invesco Ltd	190,554
466		Janus Capital Group, Inc	5,764
566		Legg Mason, Inc	24,610
171		Main Street Capital Corp	5,590
785		NASDAQ Stock Market, Inc	31,243

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,586		Northern Trust Corp	$345,717
176	*	PHH Corp	4,286
474		Prospect Capital Corp	5,318
5,229		State Street Corp	383,756
2,941		T Rowe Price Group, Inc	246,368
123		Triangle Capital Corp	3,401

		TOTAL DIVERSIFIED FINANCIALS	4,900,025

ENERGY - 10.2%
3,246		Apache Corp	278,961
108	*	Atwood Oceanics, Inc	5,766
113	*	C&J Energy Services, Inc	2,610
2,759	*	Cameron International Corp	164,243
136	*	Carrizo Oil & Gas, Inc	6,089
1,544	*	Cheniere Energy, Inc	66,577
1,000		Cimarex Energy Co	104,910
2,376	*	Clean Energy Fuels Corp	30,603
246		Comstock Resources, Inc	4,499
299	*	Concho Resources, Inc	32,292
433	*	Contango Oil & Gas Co	20,464
1,459	*	Continental Resources, Inc	164,167
135		CVR Energy, Inc	5,863
112	*	Dawson Geophysical Co	3,788
4,785	*	Denbury Resources, Inc	78,618
4,478		Devon Energy Corp	277,054
2,524		EOG Resources, Inc	423,628
3,191		Equitable Resources, Inc	286,488
49	*	Exterran Holdings, Inc	1,676
2,547	*	FMC Technologies, Inc	132,979
66	*	Geospace Technologies Corp	6,259
1,802	*	Hercules Offshore, Inc	11,767
3,784		Hess Corp	314,072
1,557	*	Hornbeck Offshore Services, Inc	76,651
564	*	ION Geophysical Corp	1,861
344	*	Key Energy Services, Inc	2,718
277	*	Kinder Morgan Management LLC	20,958
6,768	*	Kodiak Oil & Gas Corp	75,869
7,812		Marathon Oil Corp	275,764
4,029		Marathon Petroleum Corp	369,580
159	*	Matrix Service Co	3,891
4,874		National Oilwell Varco, Inc	387,629
103	*	Natural Gas Services Group, Inc	2,840
1,861		Noble Corp plc	69,732
4,874		Noble Energy, Inc	331,968
230	*	Northern Oil And Gas, Inc	3,466
166	*	Oasis Petroleum, Inc	7,797
4,404		Occidental Petroleum Corp	418,820
307		Oceaneering International, Inc	24,216
279	*	Oil States International, Inc	28,380
259	*	PDC Energy, Inc	13,784
415	*	Petroquest Energy, Inc	1,793
4,958		Phillips 66	382,411
1,740		Pioneer Natural Resources Co	320,282
2,882		Questar Market Resources, Inc	88,333
846	*	Quicksilver Resources, Inc	2,597
1,298		Range Resources Corp	109,434
233	*	Rex Energy Corp	4,592
5	*	SEACOR Holdings, Inc	456
284	*	Solazyme, Inc	3,093
3,361	*	Southwestern Energy Co	132,188
9,636		Spectra Energy Corp	343,234
1,071		St. Mary Land & Exploration Co	89,011
695	*	Superior Energy Services	18,494
640	*	Ultra Petroleum Corp	13,856
463	*	Unit Corp	23,900
9,478	*	Weatherford International Ltd	146,814

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,173		Western Refining, Inc	$134,567
1,252	*	Whiting Petroleum Corp	77,461
4,541		Williams Cos, Inc	175,146

		TOTAL ENERGY	6,606,959

FOOD & STAPLES RETAILING - 1.0%
123		Casey’s General Stores, Inc	8,640
8		Harris Teeter Supermarkets, Inc	395
3,726		Kroger Co	147,289
3,254		Safeway, Inc	105,983
128		Spartan Stores, Inc	3,108
8,404		Sysco Corp	303,384
1,847		Whole Foods Market, Inc	106,812

		TOTAL FOOD & STAPLES RETAILING	675,611

FOOD, BEVERAGE & TOBACCO - 3.5%
125		Bunge Ltd	10,264
2,696		Campbell Soup Co	116,683
1,284		ConAgra Foods, Inc	43,271
151	*	Darling International, Inc	3,153
302		Dr Pepper Snapple Group, Inc	14,713
127		Flowers Foods, Inc	2,727
7,459		General Mills, Inc	372,279
636	*	Green Mountain Coffee Roasters, Inc	48,069
45	*	Hain Celestial Group, Inc	4,085
610		Hillshire Brands Co	20,398
168		Hormel Foods Corp	7,589
413		J.M. Smucker Co	42,795
5,342		Kellogg Co	326,236
1,396		Kraft Foods Group, Inc	75,272
51		Lancaster Colony Corp	4,496
194		McCormick & Co, Inc	13,370
771		Mead Johnson Nutrition Co	64,579
12,385		Mondelez International, Inc	437,190
8,218		PepsiCo, Inc	681,601
84		Tootsie Roll Industries, Inc	2,733

		TOTAL FOOD, BEVERAGE & TOBACCO	2,291,503

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
12,277		Abbott Laboratories	470,578
4,697		Aetna, Inc	322,167
79	*	Align Technology, Inc	4,515
648	*	Amedisys, Inc	9,480
67		AmerisourceBergen Corp	4,711
55	*	Amsurg Corp	2,526
3,211		Becton Dickinson & Co	354,783
263	*	BioScrip, Inc	1,946
97	*	Brookdale Senior Living, Inc	2,637
527	*	Centene Corp	31,067
188	*	Cerner Corp	10,479
41		Chemed Corp	3,142
1,900		Cigna Corp	166,212
55		Dentsply International, Inc	2,666
121	*	Edwards Lifesciences Corp	7,957
220	*	ExamWorks Group, Inc	6,571
85	*	Greatbatch, Inc	3,760
147	*	Henry Schein, Inc	16,796
84	*	HMS Holdings Corp	1,909
1,218		Humana, Inc	125,722
418	*	Idexx Laboratories, Inc	44,463
33		Invacare Corp	766
599	*	Inverness Medical Innovations, Inc	21,684
548	*	LifePoint Hospitals, Inc	28,956
7,993		Medtronic, Inc	458,718
534	*	Molina Healthcare, Inc	18,557
70	*	MWI Veterinary Supply, Inc	11,941

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

61		Owens & Minor, Inc	$2,230
807		Patterson Cos, Inc	33,248
35	*	Sirona Dental Systems, Inc	2,457
193	*	Vocera Communications, Inc	3,013

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,175,657

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
171		Avon Products, Inc	2,945
448		Clorox Co	41,556
7,301		Colgate-Palmolive Co	476,098
2,902		Estee Lauder Cos (Class A)	218,579
227		Herbalife Ltd	17,865
3,401		Kimberly-Clark Corp	355,268
350	*	Medifast, Inc	9,146
165		Nu Skin Enterprises, Inc (Class A)	22,806
11,993		Procter & Gamble Co	976,350

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,120,613

INSURANCE - 5.8%
3,774		ACE Ltd	390,722
5,724		Aflac, Inc	382,363
105		Arthur J. Gallagher & Co	4,928
1,350		Aspen Insurance Holdings Ltd	55,768
239		Axis Capital Holdings Ltd	11,369
8,051	*	Berkshire Hathaway, Inc (Class B)	954,527
3,814		Chubb Corp	368,547
155		Endurance Specialty Holdings Ltd	9,094
6,015	*	Genworth Financial, Inc (Class A)	93,413
1,383		Marsh & McLennan Cos, Inc	66,882
1,181		Montpelier Re Holdings Ltd	34,367
107		PartnerRe Ltd	11,281
522		Platinum Underwriters Holdings Ltd	31,988
138		Primerica, Inc	5,922
3,673		Principal Financial Group	181,116
14		ProAssurance Corp	679
9,695		Progressive Corp	264,383
425		Protective Life Corp	21,530
4,873		Prudential Financial, Inc	449,388
40		RenaissanceRe Holdings Ltd	3,894
8		RLI Corp	779
18		Selective Insurance Group, Inc	487
36		Stancorp Financial Group, Inc	2,385
124		Stewart Information Services Corp	4,001
4,362		Travelers Cos, Inc	394,935

		TOTAL INSURANCE	3,744,748

MATERIALS - 4.8%
19	*	AEP Industries, Inc	1,004
3,152		Air Products & Chemicals, Inc	352,331
7,597		Alcoa, Inc	80,756
1,222	*	Allied Nevada Gold Corp	4,338
1,205		AMCOL International Corp	40,946
204		Aptargroup, Inc	13,833
1,830		Avery Dennison Corp	91,848
611		Ball Corp	31,564
528		Bemis Co, Inc	21,627
64		Carpenter Technology Corp	3,981
456		Celanese Corp (Series A)	25,221
18	*	Clearwater Paper Corp	945
1,284		Commercial Metals Co	26,104
110		Compass Minerals International, Inc	8,805
46		Domtar Corp	4,340
344		Eastman Chemical Co	27,761
3,648		Ecolab, Inc	380,377
265	*	Flotek Industries, Inc	5,319

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

895		H.B. Fuller Co	$46,576
182		Innophos Holdings, Inc	8,845
72		International Flavors & Fragrances, Inc	6,191
2,464		International Paper Co	120,810
97	*	Landec Corp	1,176
1,627	*	Louisiana-Pacific Corp	30,116
4,443		LyondellBasell Industries AF S.C.A	356,684
168	*	McEwen Mining, Inc	329
2,132		MeadWestvaco Corp	78,735
392		Minerals Technologies, Inc	23,547
1,091		Mosaic Co	51,572
5,545		Nucor Corp	295,992
634	*	Owens-Illinois, Inc	22,684
3,153		Praxair, Inc	409,984
22,059	*	Rentech, Inc	38,603
54		Rock-Tenn Co (Class A)	5,671
124		Rockwood Holdings, Inc	8,918
1,460		Royal Gold, Inc	67,262
157		Sealed Air Corp	5,346
241		Sherwin-Williams Co	44,223
2,135		Sigma-Aldrich Corp	200,711
147		Sonoco Products Co	6,133
586	*	Stillwater Mining Co	7,231
500		Tredegar Corp	14,405
580		Valspar Corp	41,348
79		Wausau Paper Corp	1,002
2,994		Worthington Industries, Inc	125,987

		TOTAL MATERIALS	3,141,181

MEDIA - 3.2%
1,779		Cablevision Systems Corp (Class A)	31,897
156		Cinemark Holdings, Inc	5,199
1,847	*	Digital Generation, Inc	23,549
4,048	*	Discovery Communications, Inc (Class A)	366,020
592	*	Discovery Communications, Inc (Class C)	49,645
496	*	DreamWorks Animation SKG, Inc (Class A)	17,608
83		John Wiley & Sons, Inc (Class A)	4,582
2,109	*	Journal Communications, Inc (Class A)	19,635
697	*	Liberty Global plc	58,771
4,043	*	Liberty Global plc (Class A)	359,787
690	*	Liberty Media Corp	101,051
98	*	Madison Square Garden, Inc	5,643
2,863	*	McClatchy Co (Class A)	9,734
2,180		New York Times Co (Class A)	34,597
149		Scripps Networks Interactive (Class A)	12,875
3,257		Time Warner Cable, Inc	441,323
7,105		Time Warner, Inc	495,361
432		Valassis Communications, Inc	14,796

		TOTAL MEDIA	2,052,073

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
100	*	Affymetrix, Inc	857
3,909		Agilent Technologies, Inc	223,556
1,059	*	Akorn, Inc	26,083
3,353		Amgen, Inc	382,778
101	*	Auxilium Pharmaceuticals, Inc	2,095
1,795	*	Biogen Idec, Inc	502,151
10,998		Bristol-Myers Squibb Co	584,544
541	*	Cambrex Corp	9,646
555	*	Cepheid, Inc	25,930
1,354	*	Endo Pharmaceuticals Holdings, Inc	91,341
8,909	*	Gilead Sciences, Inc	669,511
1,131	*	Incyte Corp	57,262
11,763		Johnson & Johnson	1,077,373
1,420	*	Life Technologies Corp	107,636

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

15,512		Merck & Co, Inc	$776,376
2,213	*	Nektar Therapeutics	25,118
1,489		PDL BioPharma, Inc	12,567
122		PerkinElmer, Inc	5,030
853	*	Salix Pharmaceuticals Ltd	76,719
839	*	Sangamo Biosciences, Inc	11,654
70		Techne Corp	6,627
317		Thermo Electron Corp	35,298
165	*	United Therapeutics Corp	18,658
1,015	*	Vertex Pharmaceuticals, Inc	75,414
94	*	Viropharma, Inc	4,686
2,319	*	Vivus, Inc	21,056
595	*	Waters Corp	59,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,889,466

REAL ESTATE - 3.3%
83		American Campus Communities, Inc	2,673
4,414		American Tower Corp	352,325
11,274		Annaly Capital Management, Inc	112,402
1,114		Boston Properties, Inc	111,812
1,824	*	CBRE Group, Inc	47,971
165		Douglas Emmett, Inc	3,843
1,443		Duke Realty Corp	21,703
29		Equity One, Inc	651
1,247		Equity Residential	64,682
178		Federal Realty Investment Trust	18,051
2,714		First Industrial Realty Trust, Inc	47,359
5,451		HCP, Inc	197,980
881		Health Care REIT, Inc	47,195
89		Healthcare Realty Trust, Inc	1,897
7,259		Host Marriott Corp	141,115
15		Jones Lang LaSalle, Inc	1,536
14		Kilroy Realty Corp	703
125		LaSalle Hotel Properties	3,858
325		Liberty Property Trust	11,008
426		Macerich Co	25,087
213		Mid-America Apartment Communities, Inc	12,938
282		Piedmont Office Realty Trust, Inc	4,659
105		Post Properties, Inc	4,749
6,774		Prologis, Inc	250,299
2,664		RAIT Investment Trust	23,896
930		Ryman Hospitality Properties	38,855
2,592		Simon Property Group, Inc	394,399
1,347		Ventas, Inc	77,156
1,399		Vornado Realty Trust	124,217
17		Washington REIT	397

		TOTAL REAL ESTATE	2,145,416

RETAILING - 4.7%
77		Aaron’s, Inc	2,264
162		Advance Auto Parts, Inc	17,930
1,224		American Eagle Outfitters, Inc	17,626
316	*	Ann Taylor Stores Corp	11,553
495	*	AutoZone, Inc	236,580
149	*	Barnes & Noble, Inc	2,227
2,160	*	Bed Bath & Beyond, Inc	173,448
1,674		Best Buy Co, Inc	66,759
62	*	Cabela’s, Inc	4,133
757	*	Carmax, Inc	35,594
8		Chico’s FAS, Inc	151
650		Foot Locker, Inc	26,936
6		GameStop Corp (Class A)	295
5,189		Gap, Inc	202,786
45	*	Genesco, Inc	3,288
2,621		Genuine Parts Co	218,041

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

184		GNC Holdings, Inc	$10,755
388		HSN, Inc	24,172
2,388		Kohl’s Corp	135,519
7,799	*	Liberty Interactive Corp	228,901
38	*	LKQ Corp	1,250
9,519		Lowe’s Companies, Inc	471,667
2,077		Macy’s, Inc	110,912
16		Men’s Wearhouse, Inc	817
625		Nordstrom, Inc	38,625
1,890	*	Office Depot, Inc	9,998
73	*	O’Reilly Automotive, Inc	9,396
69	*	Outerwall, Inc	4,642
376		Petsmart, Inc	27,354
278		Pier 1 Imports, Inc	6,416
160		Ross Stores, Inc	11,989
184	*	Sally Beauty Holdings, Inc	5,562
71	*	Shutterfly, Inc	3,616
144		Signet Jewelers Ltd	11,333
5,903		Staples, Inc	93,799
6,044		Target Corp	382,404
135		Tiffany & Co	12,525
7,126		TJX Companies, Inc	454,140
7		Williams-Sonoma, Inc	408

		TOTAL RETAILING	3,075,811

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
645	*	Advanced Energy Industries, Inc	14,745
652	*	Advanced Micro Devices, Inc	2,523
563		Analog Devices, Inc	28,674
19,723		Applied Materials, Inc	348,900
125	*	Cirrus Logic, Inc	2,554
174		Cypress Semiconductor Corp	1,827
27,197		Intel Corp	706,034
170	*	Lam Research Corp	9,256
111		Microchip Technology, Inc	4,967
134		MKS Instruments, Inc	4,012
4,943	*	ON Semiconductor Corp	40,730
706	*	RF Micro Devices, Inc	3,643
910	*	Skyworks Solutions, Inc	25,990
937	*	SunPower Corp	27,932
315	*	Teradyne, Inc	5,550
10,327		Texas Instruments, Inc	453,459

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,680,796

SOFTWARE & SERVICES - 9.2%
5,486		Accenture plc	451,059
5,332	*	Adobe Systems, Inc	319,280
313	*	Angie’s List, Inc	4,742
2,001	*	AOL, Inc	93,287
1,937	*	Autodesk, Inc	97,489
1,228		Broadridge Financial Solutions, Inc	48,531
4,890		CA, Inc	164,548
191	*	Cadence Design Systems, Inc	2,678
4,203	*	Cognizant Technology Solutions Corp (Class A)	424,419
847		Compuware Corp	9,495
155		Convergys Corp	3,263
49		Factset Research Systems, Inc	5,320
54		Fair Isaac Corp	3,393
239	*	Fortinet, Inc	4,572
104		Global Payments, Inc	6,759
1,112	*	Google, Inc (Class A)	1,246,229
883	*	Informatica Corp	36,645
4,831		International Business Machines Corp	906,151
4,063		Intuit, Inc	310,088
278	*	Liquidity Services, Inc	6,299

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

55	*	NetSuite, Inc	$5,666
189	*	NeuStar, Inc (Class A)	9,424
49	*	OpenTable, Inc	3,889
19,339		Oracle Corp	739,910
2,442	*	QuinStreet, Inc	21,221
6,281	*	Salesforce.com, Inc	346,648
233	*	ServiceSource International LLC	1,953
123	*	SolarWinds, Inc	4,653
9,866		Symantec Corp	232,640
59	*	Syntel, Inc	5,366
340	*	Teradata Corp	15,467
146	*	Ultimate Software Group, Inc	22,370
150	*	Unisys Corp	5,036
10,275	*	Yahoo!, Inc	415,521

		TOTAL SOFTWARE & SERVICES	5,974,011

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
914	*	Aruba Networks, Inc	16,361
97	*	Avid Technology, Inc	790
41		Belden CDT, Inc	2,888
147	*	Benchmark Electronics, Inc	3,393
28,486		Cisco Systems, Inc	639,511
42	*	Cognex Corp	1,604
2,052		Corning, Inc	36,567
1,868	*	Cray, Inc	51,295
9	*	DTS, Inc	216
17,556		EMC Corp	441,533
810	*	Finisar Corp	19,375
707	*	Flextronics International Ltd	5,493
293	*	Fusion-io, Inc	2,611
17,027		Hewlett-Packard Co	476,416
345	*	Ingram Micro, Inc (Class A)	8,094
169		InterDigital, Inc	4,984
236	*	IPG Photonics Corp	18,316
14	*	Itron, Inc	580
462		Jabil Circuit, Inc	8,057
449		Lexmark International, Inc (Class A)	15,948
1,956		Motorola, Inc	132,030
60	*	Netgear, Inc	1,976
645	*	Oplink Communications, Inc	11,997
340		Plantronics, Inc	15,793
885	*	Polycom, Inc	9,939
494	*	QLogic Corp	5,844
8,637		Qualcomm, Inc	641,297
227	*	RealD, Inc	1,939
172	*	Super Micro Computer, Inc	2,951
26	*	Tech Data Corp	1,342
184	*	TTM Technologies, Inc	1,579
87	*	Universal Display Corp	2,989
74	*	Vishay Precision Group, Inc	1,102
27,041		Xerox Corp	329,089

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,913,899

TELECOMMUNICATION SERVICES - 1.3%
9,790		CenturyTel, Inc	311,811
1,541	*	Cincinnati Bell, Inc	5,486
3,315	*	Crown Castle International Corp	243,420
16,434		Frontier Communications Corp	76,418
234	*	Level 3 Communications, Inc	7,762
252	*	SBA Communications Corp (Class A)	22,640
9,355	*	Sprint Corp	100,566
674	*	tw telecom inc (Class A)	20,537
5,000	*	Vonage Holdings Corp	16,650
7,573		Windstream Holdings, Inc	60,433

		TOTAL TELECOMMUNICATION SERVICES	865,723

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.2%
89		Alaska Air Group, Inc	$6,530
52	*	Allegiant Travel Co	5,483
195	*	Avis Budget Group, Inc	7,882
326		CH Robinson Worldwide, Inc	19,019
10,716		CSX Corp	308,299
128		Expeditors International of Washington, Inc	5,664
34	*	Genesee & Wyoming, Inc (Class A)	3,266
61		J.B. Hunt Transport Services, Inc	4,715
8	*	Kirby Corp	794
2,629		Norfolk Southern Corp	244,050
6		Ryder System, Inc	443
1,575		Union Pacific Corp	264,600
5,115		United Parcel Service, Inc (Class B)	537,484

		TOTAL TRANSPORTATION	1,408,229

UTILITIES - 3.7%
184		American States Water Co	5,286
102		American Water Works Co, Inc	4,311
2,528	*	Calpine Corp	49,321
2,497		Centerpoint Energy, Inc	57,881
3,891		Cleco Corp	181,398
4,677		Consolidated Edison, Inc	258,545
1,810		Duke Energy Corp	124,908
57		Integrys Energy Group, Inc	3,101
148		ITC Holdings Corp	14,181
103		MDU Resources Group, Inc	3,147
591		MGE Energy, Inc	34,219
291		New Jersey Resources Corp	13,456
4,575		NextEra Energy, Inc	391,712
6,308		NiSource, Inc	207,407
3,345		Northeast Utilities	141,795
162		Northwest Natural Gas Co	6,937
1,573		Oneok, Inc	97,809
8,461		Pepco Holdings, Inc	161,859
5,350		PG&E Corp	215,498
2,270		Piedmont Natural Gas Co, Inc	75,273
88		Pinnacle West Capital Corp	4,657
2,561		Sempra Energy	229,875
211		SJW Corp	6,286
690		South Jersey Industries, Inc	38,612
449		TECO Energy, Inc	7,741
77		UGI Corp	3,192
524		WGL Holdings, Inc	20,991
414		Wisconsin Energy Corp	17,115
1,364		Xcel Energy, Inc	38,110

		TOTAL UTILITIES	2,414,623

		TOTAL COMMON STOCKS (Cost $44,742,366)	64,346,187

		TOTAL INVESTMENTS - 99.1% (Cost $44,742,366)	64,346,187
		OTHER ASSETS & LIABILITIES, NET - 0.9%	584,737

		NET ASSETS - 100.0%	$64,930,924

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.1%
406		Allison Transmission Holdings, Inc	$11,210
1,234	*	American Axle & Manufacturing Holdings, Inc	25,235
2,968		BorgWarner, Inc	165,941
901		Cooper Tire & Rubber Co	21,660
2,007		Dana Holding Corp	39,377
4,101		Delphi Automotive plc	246,593
376	*	Dorman Products, Inc	21,082
290	*	Drew Industries, Inc	14,848
395	*	Federal Mogul Corp (Class A)	7,773
51,548		Ford Motor Co	795,386
280	*	Fuel Systems Solutions, Inc	3,884
11,288	*	General Motors Co	461,340
2,027		Gentex Corp	66,871
507	*	Gentherm, Inc	13,593
3,354		Goodyear Tire & Rubber Co	79,993
2,938		Harley-Davidson, Inc	203,427
8,952		Johnson Controls, Inc	459,238
1,212		Lear Corp	98,136
850	*	Modine Manufacturing Co	10,897
180		Remy International, Inc	4,198
202	*	Shiloh Industries, Inc	3,939
355		Spartan Motors, Inc	2,378
260		Standard Motor Products, Inc	9,568
627	*	Stoneridge, Inc	7,994
280		Superior Industries International, Inc	5,776
796	*	Tenneco, Inc	45,030
1,146	*,e	Tesla Motors, Inc	172,335
632		Thor Industries, Inc	34,905
209	*	Tower International, Inc	4,473
1,479	*	TRW Automotive Holdings Corp	110,023
654	*	Visteon Corp	53,556
353	*	Winnebago Industries, Inc	9,690

		TOTAL AUTOMOBILES & COMPONENTS	3,210,349

BANKS - 3.4%
180		1st Source Corp	5,749
266		1st United Bancorp, Inc	2,024
90		Access National Corp	1,346
98		American National Bankshares, Inc	2,573
283	*	Ameris Bancorp	5,974
77		Ames National Corp	1,724
430		Apollo Residential Mortgage	6,355
112	e	Arrow Financial Corp	2,975
2,146		Associated Banc-Corp	37,340
1,174		Astoria Financial Corp	16,236
110	e	Banc of California, Inc	1,475
130		Bancfirst Corp	7,288
464		Banco Latinoamericano de Exportaciones S.A. (Class E)	13,001
1,197		Bancorpsouth, Inc	30,428
838		Bank Mutual Corp	5,874
762		Bank of Hawaii Corp	45,065
70		Bank of Kentucky Financial Corp	2,583
61		Bank of Marin Bancorp	2,647
442		Bank of the Ozarks, Inc	25,013
300		BankFinancial Corp	2,748
845		BankUnited	27,817

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

203		Banner Corp	$9,098
50		Bar Harbor Bankshares	2,000
9,205		BB&T Corp	343,531
982		BBCN Bancorp, Inc	16,291
392	*	Beneficial Mutual Bancorp, Inc	4,281
280		Berkshire Hills Bancorp, Inc	7,636
233	e	BNC Bancorp	3,994
160	*	BofI Holding, Inc	12,549
410		BOK Financial Corp	27,191
826		Boston Private Financial Holdings, Inc	10,424
75		Bridge Bancorp, Inc	1,950
771		Brookline Bancorp, Inc	7,378
86		Bryn Mawr Bank Corp	2,596
40		C&F Financial Corp	1,827
87		Camden National Corp	3,673
321	*	Capital Bank Financial Corp	7,303
101	*	Capital City Bank Group, Inc	1,189
2,970		CapitalSource, Inc	42,679
2,530		Capitol Federal Financial	30,638
286		Cardinal Financial Corp	5,148
1,028		Cathay General Bancorp	27,478
150		Center Bancorp, Inc	2,814
261		Centerstate Banks of Florida, Inc	2,649
188		Central Pacific Financial Corp	3,775
168		Century Bancorp, Inc	5,586
301		Charter Financial Corp	3,242
438		Chemical Financial Corp	13,871
2,829		CIT Group, Inc	147,476
101		Citizens & Northern Corp	2,084
262	e	City Holding Co	12,138
647		City National Corp	51,255
112		Clifton Savings Bancorp, Inc	1,434
105		CNB Financial Corp	1,995
395		CoBiz, Inc	4,724
674		Columbia Banking System, Inc	18,542
2,545		Comerica, Inc	120,989
1,165		Commerce Bancshares, Inc	52,320
628		Community Bank System, Inc	24,919
182		Community Trust Bancorp, Inc	8,219
130	*	CommunityOne Bancorp	1,658
732	e	Cullen/Frost Bankers, Inc	54,483
262	*	Customers Bancorp, Inc	5,361
1,117		CVB Financial Corp	19,067
309		Dime Community Bancshares	5,228
268	*	Doral Financial Corp	4,197
288	*	Eagle Bancorp, Inc	8,821
1,835		East West Bancorp, Inc	64,170
90		Enterprise Financial Services Corp	1,838
158		ESB Financial Corp	2,244
197		ESSA Bancorp, Inc	2,277
1,060		EverBank Financial Corp	19,440
115		Federal Agricultural Mortgage Corp (Class C)	3,939
124		Fidelity Southern Corp	2,060
11,484		Fifth Third Bancorp	241,509
126		Financial Institutions, Inc	3,113
174		First Bancorp (NC)	2,892
906	*	First Bancorp (Puerto Rico)	5,608
107		First Bancorp, Inc	1,864
625		First Busey Corp	3,625
139		First Citizens Bancshares, Inc (Class A)	30,946
1,229		First Commonwealth Financial Corp	10,840
189		First Community Bancshares, Inc	3,156
570		First Connecticut Bancorp	9,188
120		First Defiance Financial Corp	3,116
40	*,e	First Federal Bancshares of Arkansas, Inc	348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

747		First Financial Bancorp	$13,020
448	e	First Financial Bankshares, Inc	29,711
188		First Financial Corp	6,873
337		First Financial Holdings, Inc	22,414
200		First Financial Northwest, Inc	2,074
3,872		First Horizon National Corp	45,109
149		First Interstate Bancsystem, Inc	4,227
557		First Merchants Corp	12,677
1,807		First Midwest Bancorp, Inc	31,677
4,523		First Niagara Financial Group, Inc	48,034
66		First of Long Island Corp	2,829
1,652		First Republic Bank	86,482
2,172		FirstMerit Corp	48,284
255	*	Flagstar Bancorp, Inc	5,003
358		Flushing Financial Corp	7,411
2,437		FNB Corp	30,755
185		Fox Chase Bancorp, Inc	3,215
170	*	Franklin Financial Corp	3,363
2,887		Fulton Financial Corp	37,762
133		German American Bancorp, Inc	3,791
860		Glacier Bancorp, Inc	25,619
135		Great Southern Bancorp, Inc	4,105
185		Guaranty Bancorp	2,599
222	*	Hampton Roads Bankshares, Inc	389
1,366		Hancock Holding Co	50,105
610		Hanmi Financial Corp	13,353
158		Heartland Financial USA, Inc	4,549
121		Heritage Financial Corp	2,070
260	*	Heritage Oaks Bancorp	1,950
20		Hingham Institution for Savings	1,570
90	*	Home Bancorp, Inc	1,697
532		Home Bancshares, Inc	19,870
199		Home Federal Bancorp, Inc	2,965
745		Home Loan Servicing Solutions Ltd	17,113
108		HomeStreet, Inc	2,160
265	*	HomeTrust Bancshares, Inc	4,237
75		Horizon Bancorp	1,900
6,700		Hudson City Bancorp, Inc	63,181
171		Hudson Valley Holding Corp	3,480
10,738		Huntington Bancshares, Inc	103,622
463		IBERIABANK Corp	29,100
252		Independent Bank Corp	9,876
674		International Bancshares Corp	17,787
666		Investors Bancorp, Inc	17,024
227	*	Kearny Financial Corp	2,640
13,313		Keycorp	178,660
274		Lakeland Bancorp, Inc	3,389
350		Lakeland Financial Corp	13,650
1,830	e	M&T Bank Corp	213,049
216		MainSource Financial Group, Inc	3,894
661		MB Financial, Inc	21,212
107		Mercantile Bank Corp	2,309
60		Merchants Bancshares, Inc	2,010
119	*	Meridian Interstate Bancorp, Inc	2,687
198		MetroCorp Bancshares, Inc	2,984
4,168	*	MGIC Investment Corp	35,178
70		Middleburg Financial Corp	1,263
56		Midsouth Bancorp, Inc	1,000
90		MidWestOne Financial Group, Inc	2,448
50	*	NASB Financial, Inc	1,510
684		National Bank Holdings Corp	14,638
84		National Bankshares, Inc	3,099
1,529		National Penn Bancshares, Inc	17,324
243	*,e	Nationstar Mortgage Holdings, Inc	8,981
738		NBT Bancorp, Inc	19,114

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,893	e	New York Community Bancorp, Inc	$99,297
758		Northfield Bancorp, Inc	10,006
80		Northrim BanCorp, Inc	2,099
1,214		Northwest Bancshares, Inc	17,943
97		OceanFirst Financial Corp	1,662
1,538	*	Ocwen Financial Corp	85,282
596		OFG Bancorp	10,335
1,471		Old National Bancorp	22,609
148	*	OmniAmerican Bancorp, Inc	3,164
670		Oritani Financial Corp	10,754
154		Pacific Continental Corp	2,455
208	*	Pacific Premier Bancorp, Inc	3,274
449	e	PacWest Bancorp	18,957
165		Park National Corp	14,037
360		Park Sterling Bank	2,570
139		Peapack Gladstone Financial Corp	2,655
47		Penns Woods Bancorp, Inc	2,397
164	*	Pennsylvania Commerce Bancorp, Inc	3,533
165	*	PennyMac Financial Services, Inc	2,896
75		Peoples Bancorp, Inc	1,688
4,548		People’s United Financial, Inc	68,766
400		Pinnacle Financial Partners, Inc	13,012
7,358		PNC Financial Services Group, Inc	570,834
1,355	*	Popular, Inc	38,929
147	*	Preferred Bank	2,947
767		PrivateBancorp, Inc	22,189
789		Prosperity Bancshares, Inc	50,015
120		Provident Financial Holdings, Inc	1,800
753		Provident Financial Services, Inc	14,548
2,407	e	Radian Group, Inc	33,987
18,532		Regions Financial Corp	183,281
323		Renasant Corp	10,162
120		Republic Bancorp, Inc (Class A)	2,945
807		Rockville Financial, Inc	11,467
300		S&T Bancorp, Inc	7,593
210		S.Y. Bancorp, Inc	6,703
250		Sandy Spring Bancorp, Inc	7,048
180	*	Seacoast Banking Corp of Florida	2,196
87		Sierra Bancorp	1,400
615	*	Signature Bank	66,063
207		Simmons First National Corp (Class A)	7,690
216	e	Southside Bancshares, Inc	5,905
383	*	Southwest Bancorp, Inc	6,097
397		State Bank & Trust Co	7,221
256		StellarOne Corp	6,162
822		Sterling Bancorp/DE	10,990
755		Sterling Financial Corp	25,730
88	*	Suffolk Bancorp	1,830
470	*	Sun Bancorp, Inc	1,654
7,046		SunTrust Banks, Inc	259,363
3,135		Susquehanna Bancshares, Inc	40,253
591	*	SVB Financial Group	61,972
13,047		Synovus Financial Corp	46,969
137	*	Taylor Capital Group, Inc	3,641
2,148		TCF Financial Corp	34,905
150		Territorial Bancorp, Inc	3,480
505	*	Texas Capital Bancshares, Inc	31,411
2,222	*	TFS Financial Corp	26,920
434	*	The Bancorp, Inc	7,773
259		Tompkins Trustco, Inc	13,310
238	e	TowneBank	3,663
80	*	Tree.com, Inc	2,627
171		Trico Bancshares	4,851
1,974		Trustco Bank Corp NY	14,173
885		Trustmark Corp	23,753
493		UMB Financial Corp	31,690

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,383	e	Umpqua Holdings Corp	$26,471
167	e	Union Bankshares Corp	4,143
1,119	e	United Bankshares, Inc	35,193
526	*	United Community Banks, Inc	9,337
201		United Financial Bancorp, Inc	3,797
198		Univest Corp of Pennsylvania	4,095
25,426		US Bancorp	1,027,210
2,837	e	Valley National Bancorp	28,710
30	*	VantageSouth Bancshares, Inc	158
426		ViewPoint Financial Group	11,694
253	*	Virginia Commerce Bancorp	4,298
138	*	Walker & Dunlop, Inc	2,231
113		Washington Banking Co	2,004
1,416		Washington Federal, Inc	32,979
138		Washington Trust Bancorp, Inc	5,136
90	*	Waterstone Financial, Inc	999
1,184		Webster Financial Corp	36,917
65,653		Wells Fargo & Co	2,980,646
301		WesBanco, Inc	9,632
189		West Bancorporation, Inc	2,990
398	e	Westamerica Bancorporation	22,471
965	*	Western Alliance Bancorp	23,025
366		Westfield Financial, Inc	2,730
2,417		Wilshire Bancorp, Inc	26,418
461		Wintrust Financial Corp	21,261
100		WSFS Financial Corp	7,753
189	*	Yadkin Financial Corp	3,221
2,581		Zions Bancorporation	77,327

		TOTAL BANKS	9,730,557

CAPITAL GOODS - 8.6%
9,465		3M Co	1,327,466
1,080		A.O. Smith Corp	58,255
834		Aaon, Inc	26,646
468		AAR Corp	13,109
1,371	*	Accuride Corp	5,114
282		Aceto Corp	7,053
956		Actuant Corp (Class A)	35,028
572		Acuity Brands, Inc	62,531
1,391	*	Aecom Technology Corp	40,937
466	*	Aegion Corp	10,201
484	*	Aerovironment, Inc	14,099
1,275		AGCO Corp	75,467
858		Air Lease Corp	26,667
892		Aircastle Ltd	17,091
78		Alamo Group, Inc	4,734
541		Albany International Corp (Class A)	19,438
1,298	*	Allegion plc	57,359
429		Alliant Techsystems, Inc	52,201
296		Altra Holdings, Inc	10,129
224	*	Ameresco, Inc	2,164
313	e	American Railcar Industries, Inc	14,320
140		American Science & Engineering, Inc	10,067
2,074	*,e	American Superconductor Corp	3,401
125	*	American Woodmark Corp	4,941
3,194		Ametek, Inc	168,228
79		Ampco-Pittsburgh Corp	1,537
410	*	API Technologies Corp	1,398
437		Apogee Enterprises, Inc	15,693
611		Applied Industrial Technologies, Inc	29,994
89		Argan, Inc	2,453
362	*	Armstrong World Industries, Inc	20,855
1,622	*	ArvinMeritor, Inc	16,917
463		Astec Industries, Inc	17,886
122	*	Astronics Corp	6,222

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

376		AZZ, Inc	$18,371
1,463		Babcock & Wilcox Co	50,020
677		Barnes Group, Inc	25,936
1,296	*	BE Aerospace, Inc	112,791
752	*	Beacon Roofing Supply, Inc	30,291
570	*	Blount International, Inc	8,248
421	*	Bluelinx Holdings, Inc	821
10,293		Boeing Co	1,404,892
586		Brady Corp (Class A)	18,125
600		Briggs & Stratton Corp	13,056
1,363	*	Builders FirstSource, Inc	9,732
232	*	CAI International, Inc	5,468
7,608	*,e	Capstone Turbine Corp	9,814
833		Carlisle Cos, Inc	66,140
8,938		Caterpillar, Inc	811,660
405	*	Chart Industries, Inc	38,734
1,335		Chicago Bridge & Iron Co NV	110,992
230		CIRCOR International, Inc	18,579
757		Clarcor, Inc	48,713
250		Coleman Cable, Inc	6,555
1,121	*	Colfax Corp	71,396
196	*	Columbus McKinnon Corp	5,319
409		Comfort Systems USA, Inc	7,930
301	*	Commercial Vehicle Group, Inc	2,188
636		Crane Co	42,771
262		Cubic Corp	13,797
2,474		Cummins, Inc	348,760
654		Curtiss-Wright Corp	40,698
8,299		Danaher Corp	640,683
5,422		Deere & Co	495,191
979	*	DigitalGlobe, Inc	40,286
2,099		Donaldson Co, Inc	91,223
296		Douglas Dynamics, Inc	4,979
2,244		Dover Corp	216,636
139	*	Ducommun, Inc	4,144
124	*	DXP Enterprises, Inc	14,285
596	*	Dycom Industries, Inc	16,563
270		Dynamic Materials Corp	5,870
6,200		Eaton Corp	471,944
923		EMCOR Group, Inc	39,172
9,429		Emerson Electric Co	661,727
255		Encore Wire Corp	13,821
404	*,e	Energy Recovery, Inc	2,246
649		EnerSys	45,488
206	*	Engility Holdings, Inc	6,880
100	*,e	Enphase Energy, Inc	634
277	*	EnPro Industries, Inc	15,969
317		ESCO Technologies, Inc	10,860
388	*	Esterline Technologies Corp	39,560
2,455		Exelis, Inc	46,792
4,049		Fastenal Co	192,368
743	*	Federal Signal Corp	10,885
413	*	Flow International Corp	1,669
1,877		Flowserve Corp	147,964
2,309		Fluor Corp	185,390
2,162		Fortune Brands Home & Security, Inc	98,803
554		Franklin Electric Co, Inc	24,731
227		Freightcar America, Inc	6,043
6,474	*,e	FuelCell Energy, Inc	9,128
408	*	Furmanite Corp	4,333
763		GATX Corp	39,806
794	*,e	GenCorp, Inc	14,308
825		Generac Holdings, Inc	46,728
640		General Cable Corp	18,822
4,139		General Dynamics Corp	395,481

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

140,720		General Electric Co	$3,944,382
726	*	Gibraltar Industries, Inc	13,496
278		Global Brass & Copper Holdings, Inc	4,601
199		Global Power Equipment Group, Inc	3,894
302		Gorman-Rupp Co	10,096
825		Graco, Inc	64,449
1,560	*,e	GrafTech International Ltd	17,519
128		Graham Corp	4,645
466		Granite Construction, Inc	16,301
670	*	Great Lakes Dredge & Dock Corp	6,164
419	*	Greenbrier Cos, Inc	13,760
686		Griffon Corp	9,062
334	*	H&E Equipment Services, Inc	9,896
150		Hardinge, Inc	2,170
969		Harsco Corp	27,161
679	*	HD Supply Holdings, Inc	16,303
960		Heico Corp	55,632
1,310	*	Hexcel Corp	58,544
10,824		Honeywell International, Inc	988,989
186		Houston Wire & Cable Co	2,489
778		Hubbell, Inc (Class B)	84,724
656		Huntington Ingalls	59,047
78		Hurco Cos, Inc	1,951
132		Hyster-Yale Materials Handling, Inc	12,297
1,088		IDEX Corp	80,349
646	*	II-VI, Inc	11,370
4,954		Illinois Tool Works, Inc	416,532
3,895		Ingersoll-Rand plc	239,932
155		Insteel Industries, Inc	3,523
1,538		ITT Corp	66,780
1,705	*	Jacobs Engineering Group, Inc	107,398
308		John Bean Technologies Corp	9,034
1,396	e	Joy Global, Inc	81,652
148		Kadant, Inc	5,997
380		Kaman Corp	15,097
1,895		KBR, Inc	60,432
983		Kennametal, Inc	51,185
424	*,e	KEYW Holding Corp	5,699
294	*	Kratos Defense & Security Solutions, Inc	2,258
1,217		L-3 Communications Holdings, Inc	130,049
220	*,e	Layne Christensen Co	3,758
111		LB Foster Co (Class A)	5,249
702		Lennox International, Inc	59,712
1,128		Lincoln Electric Holdings, Inc	80,472
265	e	Lindsay Manufacturing Co	21,929
101	*	LMI Aerospace, Inc	1,489
3,499		Lockheed Martin Corp	520,161
131		LSI Industries, Inc	1,136
201	*	Lydall, Inc	3,542
727	*	Manitex International, Inc	11,545
1,843		Manitowoc Co, Inc	42,979
4,628		Masco Corp	105,380
844	*	Mastec, Inc	27,616
238	*	Middleby Corp	57,113
115		Miller Industries, Inc	2,142
595	*	Moog, Inc (Class A)	40,424
1,174	*	MRC Global, Inc	37,873
705		MSC Industrial Direct Co (Class A)	57,013
447		Mueller Industries, Inc	28,165
3,673		Mueller Water Products, Inc (Class A)	34,416
209	*	MYR Group, Inc	5,242
58	*	National Presto Industries, Inc	4,669
755	*	Navistar International Corp	28,833
532	*	NCI Building Systems, Inc	9,331
202		NN, Inc	4,078

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

814		Nordson Corp	$60,480
100	*	Nortek, Inc	7,460
3,020		Northrop Grumman Corp	346,122
96	*	Northwest Pipe Co	3,625
706	*	Orbital Sciences Corp	16,450
434	*	Orion Marine Group, Inc	5,221
1,154		Oshkosh Truck Corp	58,139
1,547	*	Owens Corning, Inc	62,994
4,632		Paccar, Inc	274,075
1,472		Pall Corp	125,635
1,939		Parker Hannifin Corp	249,433
338	*	Patrick Industries, Inc	9,778
2,713		Pentair Ltd	210,719
593	*	Perini Corp	15,596
250	*	Pgt, Inc	2,530
200	*	Pike Electric Corp	2,114
211	*,e	Ply Gem Holdings, Inc	3,804
144	*	PMFG, Inc	1,303
591	*,e	Polypore International, Inc	22,990
94		Powell Industries, Inc	6,297
249	*	PowerSecure International, Inc	4,275
2,038		Precision Castparts Corp	548,833
28		Preformed Line Products Co	2,048
460		Primoris Services Corp	14,320
222	*,e	Proto Labs, Inc	15,802
450		Quanex Building Products Corp	8,964
2,673	*	Quanta Services, Inc	84,360
460		Raven Industries, Inc	18,924
4,437		Raytheon Co	402,436
517	*	RBC Bearings, Inc	36,578
583		Regal-Beloit Corp	42,979
2,974	*,e	Revolution Lighting Technologies, Inc	10,186
362	*	Rexnord Corp	9,778
1,820		Rockwell Automation, Inc	215,051
1,908		Rockwell Collins, Inc	141,039
1,377		Roper Industries, Inc	190,962
454	*	Rush Enterprises, Inc (Class A)	13,461
927		Simpson Manufacturing Co, Inc	34,049
738		Snap-On, Inc	80,826
426	*	SolarCity Corp	24,205
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	54,426
643		SPX Corp	64,049
151		Standex International Corp	9,495
2,123		Stanley Works	171,305
133	*	Sterling Construction Co, Inc	1,560
279		Sun Hydraulics Corp	11,392
444	e	TAL International Group, Inc	25,463
812	*	Taser International, Inc	12,895
241	*	Tecumseh Products Co (Class A)	2,181
466	*	Teledyne Technologies, Inc	42,807
200		Tennant Co	13,562
1,486		Terex Corp	62,397
246	e	Textainer Group Holdings Ltd	9,894
3,648		Textron, Inc	134,100
81	*,e	The ExOne Company	4,897
356	*	Thermon Group Holdings	9,729
1,085		Timken Co	59,751
887	e	Titan International, Inc	15,948
282	*,e	Titan Machinery, Inc	5,025
795		Toro Co	50,562
748		TransDigm Group, Inc	120,443
286	*	Trex Co, Inc	22,746
609	*	Trimas Corp	24,293
1,142		Trinity Industries, Inc	62,262
680		Triumph Group, Inc	51,728
100		Twin Disc, Inc	2,589

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,214	*	United Rentals, Inc	$94,631
12,589		United Technologies Corp	1,432,628
233		Universal Forest Products, Inc	12,149
959		URS Corp	50,817
911	*	USG Corp	25,854
391		Valmont Industries, Inc	58,306
200	*	Vicor Corp	2,684
835		W.W. Grainger, Inc	213,276
1,287	*	Wabash National Corp	15,894
766	*	WABCO Holdings, Inc	71,552
367		Watsco, Inc	35,254
478		Watts Water Technologies, Inc (Class A)	29,574
578	*,e	WESCO International, Inc	52,638
1,369		Westinghouse Air Brake Technologies Corp	101,676
880		Woodward Governor Co	40,137
710	*	Xerium Technologies, Inc	11,708
2,461		Xylem, Inc	85,151

		TOTAL CAPITAL GOODS	24,275,205

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
655		ABM Industries, Inc	18,726
611	e	Acacia Research (Acacia Technologies)	8,884
1,386	*	ACCO Brands Corp	9,314
217	e	Acorn Energy, Inc	883
335		Administaff, Inc	12,104
3,151		ADT Corp	127,521
466	*	Advisory Board Co	29,670
200		American Ecology Corp	7,438
412	*	ARC Document Solutions, Inc	3,387
97		Barrett Business Services, Inc	8,996
550		Brink’s Co	18,777
3,008	*	Casella Waste Systems, Inc (Class A)	17,446
854	*	CBIZ, Inc	7,788
100		CDI Corp	1,853
131	e	Ceco Environmental Corp	2,118
676	*,e	Cenveo, Inc	2,325
1,396		Cintas Corp	83,188
890	*	Clean Harbors, Inc	53,364
100	*	Consolidated Graphics, Inc	6,744
1,448	*	Copart, Inc	53,069
451		Corporate Executive Board Co	34,921
1,641		Corrections Corp of America	52,627
73		Courier Corp	1,321
1,387		Covanta Holding Corp	24,619
167	*	CRA International, Inc	3,307
649		Deluxe Corp	33,871
535		Dun & Bradstreet Corp	65,671
236	*	EnerNOC, Inc	4,062
269		Ennis, Inc	4,761
1,695		Equifax, Inc	117,108
172		Exponent, Inc	13,320
148	*	Franklin Covey Co	2,942
571	*	FTI Consulting, Inc	23,491
387		G & K Services, Inc (Class A)	24,083
889		Geo Group, Inc	28,644
191	*	GP Strategies Corp	5,690
825		Healthcare Services Group	23,405
200		Heidrick & Struggles International, Inc	4,028
380	*	Heritage-Crystal Clean, Inc	7,786
1,006		Herman Miller, Inc	29,697
567		HNI Corp	22,017
279	*	Huron Consulting Group, Inc	17,499
209	*	ICF International, Inc	7,254
2,113	*	ICO Global Communications Holdings Ltd	4,247

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

912	*	IHS, Inc (Class A)	$109,166
1,253	*	Innerworkings, Inc	9,761
897		Interface, Inc	19,698
110		Intersections, Inc	857
2,231		Iron Mountain, Inc	67,711
995		KAR Auction Services, Inc	29,402
300		Kelly Services, Inc (Class A)	7,482
366		Kforce, Inc	7,488
300		Kimball International, Inc (Class B)	4,509
669		Knoll, Inc	12,249
641	*	Korn/Ferry International	16,743
1,102		Manpower, Inc	94,618
274		McGrath RentCorp	10,905
352		Mine Safety Appliances Co	18,026
172	*	Mistras Group, Inc	3,591
505	*	Mobile Mini, Inc	20,796
105		Multi-Color Corp	3,963
631	*	Navigant Consulting, Inc	12,115
2,994		Nielsen Holdings NV	137,395
113		NL Industries, Inc	1,263
817	*,e	Odyssey Marine Exploration, Inc	1,650
549	*	On Assignment, Inc	19,171
295	*	Performant Financial Corp	3,039
2,976	e	Pitney Bowes, Inc	69,341
313	e	Quad	8,523
2,354	e	R.R. Donnelley & Sons Co	47,739
3,548		Republic Services, Inc	117,794
514		Resources Connection, Inc	7,366
1,973		Robert Half International, Inc	82,846
772		Rollins, Inc	23,384
421	*	RPX Corp	7,115
100		Schawk, Inc (Class A)	1,487
189	*	SP Plus Corp	4,922
1,106		Steelcase, Inc (Class A)	17,541
1,147	*	Stericycle, Inc	133,247
1,065	*,e	Swisher Hygiene, Inc	548
390	*	Team, Inc	16,513
804	*	Tetra Tech, Inc	22,496
854	*	Towers Watson & Co	108,979
220	*	TRC Cos, Inc	1,571
550	*	TrueBlue, Inc	14,179
224		Unifirst Corp	23,968
612		United Stationers, Inc	28,085
2,085	*	Verisk Analytics, Inc	137,026
263		Viad Corp	7,306
48		VSE Corp	2,304
326	*	WageWorks, Inc	19,377
1,597		Waste Connections, Inc	69,677
6,127		Waste Management, Inc	274,919
279		West Corp	7,173

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,896,990

CONSUMER DURABLES & APPAREL - 1.6%
3,782	*,e	American Apparel, Inc	4,652
148		Arctic Cat, Inc	8,433
140		Bassett Furniture Industries, Inc	2,139
556	*,e	Beazer Homes USA, Inc	13,578
271	*,e	Black Diamond, Inc	3,612
150	e	Blyth, Inc	1,632
1,238		Brunswick Corp	57,022
806		Callaway Golf Co	6,795
778		Carter’s, Inc	55,853
72	*	Cavco Industries, Inc	4,946
3,990		Coach, Inc	223,959
273		Columbia Sportswear Co	21,499

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

120	*	Costa, Inc	$2,608
1,231	*	CROCS, Inc	19,598
46		CSS Industries, Inc	1,319
110		Culp, Inc	2,249
474	*	Deckers Outdoor Corp	40,034
3,689	*	DR Horton, Inc	82,338
279	e	Ethan Allen Interiors, Inc	8,487
539	*	EveryWare Global, Inc	4,463
1,572	*	Fifth & Pacific Cos, Inc	50,414
60		Flexsteel Industries, Inc	1,844
683	*	Fossil Group, Inc	81,919
1,610	e	Garmin Ltd	74,414
271	*	G-III Apparel Group Ltd	19,997
1,270		Hanesbrands, Inc	89,243
932		Harman International Industries, Inc	76,284
1,546		Hasbro, Inc	85,045
477	*	Helen of Troy Ltd	23,616
140		Hooker Furniture Corp	2,335
1,946	*,e	Hovnanian Enterprises, Inc (Class A)	12,883
784	*	Iconix Brand Group, Inc	31,125
429	*	iRobot Corp	14,916
257	e	Jakks Pacific, Inc	1,730
1,721	*	Jarden Corp	105,583
1,084		Jones Apparel Group, Inc	16,217
1,193	e	KB Home	21,808
978		La-Z-Boy, Inc	30,318
636	*,e	Leapfrog Enterprises, Inc	5,050
1,876		Leggett & Platt, Inc	58,043
2,133	e	Lennar Corp (Class A)	84,381
193	*	Libbey, Inc	4,053
112		Lifetime Brands, Inc	1,762
385	*	M/I Homes, Inc	9,798
4,530		Mattel, Inc	215,537
441	*	MDC Holdings, Inc	14,218
475	*	Meritage Homes Corp	22,795
2,643	*	Michael Kors Holdings Ltd	214,585
785	*	Mohawk Industries, Inc	116,886
200		Movado Group, Inc	8,802
66		Nacco Industries, Inc (Class A)	4,105
398	*	Nautilus, Inc	3,355
3,773		Newell Rubbermaid, Inc	122,283
9,468		Nike, Inc (Class B)	744,564
66	*	NVR, Inc	67,717
200		Oxford Industries, Inc	16,134
161	*	Perry Ellis International, Inc	2,542
1,044		Phillips-Van Heusen Corp	142,005
881		Polaris Industries, Inc	128,309
567		Pool Corp	32,965
5,088		Pulte Homes, Inc	103,643
2,135	*	Quiksilver, Inc	18,724
887		Ralph Lauren Corp	156,618
101		RG Barry Corp	1,949
602		Ryland Group, Inc	26,133
602	*	Skechers U.S.A., Inc (Class A)	19,944
208	*	Skullcandy, Inc	1,500
1,107	*,e	Smith & Wesson Holding Corp	14,933
1,997	*	Standard-Pacific Corp	18,073
972	*	Steven Madden Ltd	35,565
365	e	Sturm Ruger & Co, Inc	26,678
415	*	Taylor Morrison Home Corp	9,317
798	*	Tempur-Pedic International, Inc	43,060
2,217	*	Toll Brothers, Inc	82,029
186	*	TRI Pointe Homes, Inc	3,707
1,203	*	Tumi Holdings, Inc	27,128
709		Tupperware Corp	67,022

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,101	*	Under Armour, Inc (Class A)	$96,117
340	*	Unifi, Inc	9,262
166	*	Universal Electronics, Inc	6,326
246	*	Vera Bradley, Inc	5,914
4,596		VF Corp	286,515
219		Weyco Group, Inc	6,445
1,073		Whirlpool Corp	168,311
183	*	William Lyon Homes, Inc	4,052
1,318		Wolverine World Wide, Inc	44,759
939	*	Zagg, Inc	4,085

		TOTAL CONSUMER DURABLES & APPAREL	4,612,605

CONSUMER SERVICES - 2.2%
306	*	AFC Enterprises	11,781
224	*	American Public Education, Inc	9,737
1,296	*	Apollo Group, Inc (Class A)	35,407
159	*	Ascent Media Corp (Series A)	13,604
569	*	Bally Technologies, Inc	44,638
298	*	BJ’s Restaurants, Inc	9,256
725	*	Bloomin’ Brands, Inc	17,407
379		Bob Evans Farms, Inc	19,174
1,324	*	Boyd Gaming Corp	14,908
141	*	Bravo Brio Restaurant Group, Inc	2,294
192	*	Bridgepoint Education, Inc	3,400
167	*	Bright Horizons Family Solutions	6,136
931		Brinker International, Inc	43,143
246	*	Buffalo Wild Wings, Inc	36,211
1,316		Burger King Worldwide, Inc	30,084
540	*	Caesars Entertainment Corp	11,632
202	*	Capella Education Co	13,421
812	*	Career Education Corp	4,628
5,652		Carnival Corp	227,041
200		Carriage Services, Inc	3,906
288		CBRL Group, Inc	31,700
272		CEC Entertainment, Inc	12,044
746		Cheesecake Factory	36,009
442	*	Chipotle Mexican Grill, Inc (Class A)	235,489
464	e	Choice Hotels International, Inc	22,787
250	*	Churchill Downs, Inc	22,412
215	*	Chuy’s Holdings, Inc	7,744
3,661	*,e	Corinthian Colleges, Inc	6,517
1,863		Darden Restaurants, Inc	101,291
136	*	Del Frisco’s Restaurant Group, Inc	3,206
949	*	Denny’s Corp	6,823
854		DeVry, Inc	30,317
247	*	Diamond Resorts International, Inc	4,560
223		DineEquity, Inc	18,632
767		Domino’s Pizza, Inc	53,422
1,398		Dunkin Brands Group, Inc	67,384
519	*,e	Education Management Corp	5,237
200	*	Fiesta Restaurant Group, Inc	10,448
54	*	Graham Holdings Co	35,819
595	*	Grand Canyon Education, Inc	25,942
3,866		H&R Block, Inc	112,269
856		Hillenbrand, Inc	25,184
715	*	Hyatt Hotels Corp	35,364
80	*,e	Ignite Restaurant Group, Inc	1,000
3,498		International Game Technology	63,524
548		International Speedway Corp (Class A)	19,449
474		Interval Leisure Group, Inc	14,647
244	*	Isle of Capri Casinos, Inc	2,196
351	*,e	ITT Educational Services, Inc	11,787
678	*	Jack in the Box, Inc	33,914
147	*	Jamba, Inc	1,827
310	*,e	K12, Inc	6,743

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

865	*	Krispy Kreme Doughnuts, Inc	$16,686
5,291		Las Vegas Sands Corp	417,301
545	*,e	Life Time Fitness, Inc	25,615
1,262	*	LifeLock, Inc	20,709
288		Lincoln Educational Services Corp	1,434
140		Mac-Gray Corp	2,972
200		Marcus Corp	2,688
3,054		Marriott International, Inc (Class A)	150,745
345	*	Marriott Vacations Worldwide Corp	18,202
367		Matthews International Corp (Class A)	15,638
13,736		McDonald’s Corp	1,332,804
5,009	*	MGM Mirage	117,812
200	*	Monarch Casino & Resort, Inc	4,016
510	*	Morgans Hotel Group Co	4,146
322	*	Multimedia Games, Inc	10,098
30	*	Nathan’s Famous, Inc	1,512
628	*	Norwegian Cruise Line Holdings Ltd	22,275
2,121	*	Orient-Express Hotels Ltd (Class A)	32,048
374	*	Panera Bread Co (Class A)	66,082
526		Papa John’s International, Inc	23,880
861	*	Penn National Gaming, Inc	12,338
793	*	Pinnacle Entertainment, Inc	20,610
150	*	Red Robin Gourmet Burgers, Inc	11,031
674		Regis Corp	9,780
2,213		Royal Caribbean Cruises Ltd	104,940
779	*	Ruby Tuesday, Inc	5,398
473		Ruth’s Chris Steak House, Inc	6,721
774	*	Scientific Games Corp (Class A)	13,104
402		SeaWorld Entertainment, Inc	11,566
2,758		Service Corp International	50,003
1,104		Six Flags Entertainment Corp	40,649
729	*	Sonic Corp	14,719
897		Sotheby’s (Class A)	47,720
164		Speedway Motorsports, Inc	3,255
9,810		Starbucks Corp	769,006
2,550		Starwood Hotels & Resorts Worldwide, Inc	202,598
24	*	Steak N Shake Co	12,159
185	*	Steiner Leisure Ltd	9,100
171	*	Strayer Education, Inc	5,894
823		Texas Roadhouse, Inc (Class A)	22,879
250		Town Sports International Holdings, Inc	3,690
228		Universal Technical Institute, Inc	3,171
437		Vail Resorts, Inc	32,876
795		Weight Watchers International, Inc	26,179
3,949		Wendy’s	34,435
1,783		Wyndham Worldwide Corp	131,389
1,043		Wynn Resorts Ltd	202,561
5,898		Yum! Brands, Inc	445,948

		TOTAL CONSUMER SERVICES	6,163,877

DIVERSIFIED FINANCIALS - 6.5%
747	*	Affiliated Managers Group, Inc	162,009
4,010	*	American Capital Ltd	62,716
12,914		American Express Co	1,171,687
2,644		Ameriprise Financial, Inc	304,192
2,935		Apollo Investment Corp	24,889
3,521		Ares Capital Corp	62,568
167		Artisan Partners Asset Management, Inc	10,887
145,043		Bank of America Corp	2,258,320
15,252		Bank of New York Mellon Corp	532,905
1,263		BGC Partners, Inc (Class A)	7,654
942		BlackRock Kelso Capital Corp	8,789
1,816		BlackRock, Inc	574,709
200		Calamos Asset Management, Inc (Class A)	2,368

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,633		Capital One Financial Corp	$584,764
188		Capital Southwest Corp	6,556
400	e	Cash America International, Inc	15,320
1,112		CBOE Holdings, Inc	57,780
15,247		Charles Schwab Corp	396,422
41,283		Citigroup, Inc	2,151,257
4,368		CME Group, Inc	342,713
207	e	Cohen & Steers, Inc	8,292
888	*	Cowen Group, Inc	3,472
98	*	Credit Acceptance Corp	12,739
22		Diamond Hill Investment Group, Inc	2,603
6,909		Discover Financial Services	386,559
586	*	Dollar Financial Corp	6,710
3,622	*	E*Trade Financial Corp	71,136
1,602		Eaton Vance Corp	68,550
302	*,e	Encore Capital Group, Inc	15,179
364		Evercore Partners, Inc (Class A)	21,760
545	*	Ezcorp, Inc (Class A)	6,371
163	*	FBR & Co	4,300
1,318	e	Federated Investors, Inc (Class B)	37,958
149	e	Fidus Investment Corp	3,239
1,653		Fifth Street Finance Corp	15,290
642		Financial Engines, Inc	44,606
363	*	First Cash Financial Services, Inc	22,448
64	*	First Marblehead Corp	473
110		Firsthand Technology Value Fund, Inc	2,549
5,741		Franklin Resources, Inc	331,428
208		Friedman Billings Ramsey Group, Inc (Class A)	5,489
482	e	FXCM, Inc	8,599
69		GAMCO Investors, Inc (Class A)	6,001
704		GFI Group, Inc	2,753
239		Gladstone Capital Corp	2,294
252		Gladstone Investment Corp	2,031
6,299		Goldman Sachs Group, Inc	1,116,561
450	e	Golub Capital BDC, Inc	8,599
276	*	Green Dot Corp	6,941
354		Greenhill & Co, Inc	20,511
240	*,e	GSV Capital Corp	2,902
808	e	Hercules Technology Growth Capital, Inc	13,251
409	*	HFF, Inc (Class A)	10,982
80		Horizon Technology Finance Corp	1,137
987		ING US, Inc	34,693
610		Interactive Brokers Group, Inc (Class A)	14,847
1,611		IntercontinentalExchange Group, Inc	362,346
153	*	International Assets Holding Corp	2,837
405	*	Internet Capital Group, Inc	7,545
5,829		Invesco Ltd	212,176
524	*	Investment Technology Group, Inc	10,773
5,850	e	iShares Russell 3000 Index Fund	647,302
2,289		Janus Capital Group, Inc	28,315
173		JMP Group, Inc	1,280
51,496		JPMorgan Chase & Co	3,011,486
240	e	KCAP Financial, Inc	1,937
961	*	KCG Holdings, Inc	11,494
1,144	*	Ladenburg Thalmann Financial Services, Inc	3,581
1,683		Lazard Ltd (Class A)	76,274
1,523		Legg Mason, Inc	66,220
3,959		Leucadia National Corp	112,198
741		LPL Financial Holdings, Inc	34,849
459		Main Street Capital Corp	15,005
175		Manning & Napier, Inc	3,089
463		MarketAxess Holdings, Inc	30,961
102		Marlin Business Services Corp	2,570
778		MCG Capital Corp	3,423
175		Medallion Financial Corp	2,511

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

212		Medley Capital Corp	$2,936
2,722		Moody’s Corp	213,595
20,806		Morgan Stanley	652,476
1,580	*	MSCI, Inc (Class A)	69,078
407		MVC Capital, Inc	5,494
1,500		NASDAQ Stock Market, Inc	59,700
320		Nelnet, Inc (Class A)	13,485
413		New Mountain Finance Corp	6,212
341	*	NewStar Financial, Inc	6,060
300		NGP Capital Resources Co	2,241
120		Nicholas Financial, Inc	1,889
3,299		Northern Trust Corp	204,175
116		Oppenheimer Holdings, Inc	2,874
725		PennantPark Investment Corp	8,410
639	*	PHH Corp	15,560
272	*	Pico Holdings, Inc	6,286
236	*	Piper Jaffray Cos	9,334
666	*	Portfolio Recovery Associates, Inc	35,191
3,190	e	Prospect Capital Corp	35,792
90		Pzena Investment Management, Inc (Class A)	1,058
1,719		Raymond James Financial, Inc	89,715
60	*	Regional Management Corp	2,036
150		Resource America, Inc (Class A)	1,404
219	*	Safeguard Scientifics, Inc	4,400
1,892		SEI Investments Co	65,709
5,829		SLM Corp	153,186
586		Solar Capital Ltd	13,214
125		Solar Senior Capital Ltd	2,277
6,376		State Street Corp	467,935
154		Stellus Capital Investment Corp	2,302
831	*	Stifel Financial Corp	39,822
289	*	SWS Group, Inc	1,757
3,579		T Rowe Price Group, Inc	299,813
343		TCP Capital Corp	5,756
3,381		TD Ameritrade Holding Corp	103,594
343		THL Credit, Inc	5,656
692	e	TICC Capital Corp	7,155
517		Triangle Capital Corp	14,295
80	*	Virtus Investment Partners, Inc	16,004
1,207		Waddell & Reed Financial, Inc (Class A)	78,600
462	*	Walter Investment Management Corp	16,336
61		Westwood Holdings Group, Inc	3,776
1,321	*	WisdomTree Investments, Inc	23,395
174	*,e	World Acceptance Corp	15,230

		TOTAL DIVERSIFIED FINANCIALS	18,495,143

ENERGY - 9.2%
2,642	*	Abraxas Petroleum Corp	8,666
30		Adams Resources & Energy, Inc	2,055
429		Alon USA Energy, Inc	7,096
3,062	*	Alpha Natural Resources, Inc	21,863
1,985	*,e	Amyris Biotechnologies, Inc	10,501
6,473		Anadarko Petroleum Corp	513,438
250	*	Antero Resources Corp	15,860
5,227		Apache Corp	449,208
180	*	APCO Argentina, Inc	2,806
503	*,e	Approach Resources, Inc	9,703
3,374	e	Arch Coal, Inc	15,014
246	*	Athlon Energy, Inc	7,441
814	*	Atwood Oceanics, Inc	43,459
5,653		Baker Hughes, Inc	312,385
658	*	Basic Energy Services, Inc	10,383
901	*,e	Bill Barrett Corp	24,129
412		Bolt Technology Corp	9,068

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

517	*	Bonanza Creek Energy, Inc	$22,474
3,876	*,e	BPZ Energy, Inc	7,054
590		Bristow Group, Inc	44,285
929	*,e	C&J Energy Services, Inc	21,460
5,530		Cabot Oil & Gas Corp	214,343
4,328	*,e	Cal Dive International, Inc	8,699
1,747	*	Callon Petroleum Co	11,408
3,191	*	Cameron International Corp	189,960
324	e	CARBO Ceramics, Inc	37,756
714	*	Carrizo Oil & Gas, Inc	31,966
3,265	*	Cheniere Energy, Inc	140,787
7,835		Chesapeake Energy Corp	212,642
26,242		Chevron Corp	3,277,888
1,183		Cimarex Energy Co	124,109
90	*	Clayton Williams Energy, Inc	7,376
839	*,e	Clean Energy Fuels Corp	10,806
755	*	Cloud Peak Energy, Inc	13,590
3,862	*	Cobalt International Energy, Inc	63,530
870		Comstock Resources, Inc	15,912
1,328	*	Concho Resources, Inc	143,424
16,540		ConocoPhillips	1,168,551
2,890		Consol Energy, Inc	109,936
368	*	Contango Oil & Gas Co	17,392
560	*,e	Continental Resources, Inc	63,011
628		Crosstex Energy, Inc	22,708
212		CVR Energy, Inc	9,207
213	*	Dawson Geophysical Co	7,204
486		Delek US Holdings, Inc	16,723
5,212	*	Denbury Resources, Inc	85,633
5,495		Devon Energy Corp	339,976
904		Diamond Offshore Drilling, Inc	51,456
393	*	Diamondback Energy, Inc	20,774
1,104	*	Dresser-Rand Group, Inc	65,832
510	*	Dril-Quip, Inc	56,064
1,061	*	Emerald Oil, Inc	8,127
780	*,e	Endeavour International Corp	4,095
915		Energen Corp	64,736
1,096		Energy XXI Bermuda Ltd	29,658
3,539		EOG Resources, Inc	593,986
422	*	EPL Oil & Gas, Inc	12,027
1,667		Equal Energy Ltd	8,902
1,921		Equitable Resources, Inc	172,467
272	*	Era Group, Inc	8,394
468		Evolution Petroleum Corp	5,775
1,522	e	EXCO Resources, Inc	8,082
747	*	Exterran Holdings, Inc	25,547
60,436	d	Exxon Mobil Corp	6,116,123
3,113	*	FMC Technologies, Inc	162,530
1,851	*	Forest Oil Corp	6,682
772	*	Forum Energy Technologies, Inc	21,817
467		Frank’s International NV	12,609
743	*,e	Frontline Ltd	2,779
1,633	*,e	FX Energy, Inc	5,977
581		GasLog Ltd	9,929
1,809	*	Gastar Exploration Ltd	12,518
164	*	Geospace Technologies Corp	15,552
690	*	Global Geophysical Services, Inc	1,111
764	e	Golar LNG Ltd	27,726
555	*,e	Goodrich Petroleum Corp	9,446
569		Green Plains Renewable Energy, Inc	11,033
190		Gulf Island Fabrication, Inc	4,412
359		Gulfmark Offshore, Inc	16,920
1,126	*	Gulfport Energy Corp	71,107
4,352	*,e	Halcon Resources Corp	16,799
649		Hallador Petroleum Co	5,231

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

11,453		Halliburton Co	$581,240
1,541	*	Helix Energy Solutions Group, Inc	35,720
1,306		Helmerich & Payne, Inc	109,808
2,303	*	Hercules Offshore, Inc	15,039
3,937		Hess Corp	326,771
2,758		Holly Corp	137,045
613	*	Hornbeck Offshore Services, Inc	30,178
3,120	*	ION Geophysical Corp	10,296
13	*,e	Isramco, Inc	1,652
322	*	Jones Energy, Inc (Class A)	4,663
2,635	*	Key Energy Services, Inc	20,816
8,686		Kinder Morgan, Inc	312,696
1,319	*,e	KiOR, Inc (Class A)	2,216
185		Knightsbridge Tankers Ltd	1,700
3,714	*	Kodiak Oil & Gas Corp	41,634
1,636	*	Kosmos Energy LLC	18,290
3,066	*,e,m	L&L Energy, Inc	4,599
747	*	Laredo Petroleum Holdings, Inc	20,684
3,031	*,e	Magnum Hunter Resources Corp	22,157
9,298		Marathon Oil Corp	328,219
4,240		Marathon Petroleum Corp	388,935
1,143	*	Matador Resources Co	21,306
440	*	Matrix Service Co	10,767
2,913	*,e	McDermott International, Inc	26,683
783	*,e	Midstates Petroleum Co, Inc	5,183
1,226	*,e	Miller Petroleum, Inc	8,631
120	*	Mitcham Industries, Inc	2,125
2,523		Murphy Oil Corp	163,692
4,057		Nabors Industries Ltd	68,928
5,535		National Oilwell Varco, Inc	440,199
351	*	Natural Gas Services Group, Inc	9,677
1,843	*	Newfield Exploration Co	45,393
1,250	*	Newpark Resources, Inc	15,363
4,703		Noble Energy, Inc	320,321
319	e	Nordic American Tanker Shipping	3,094
911	*	Northern Oil And Gas, Inc	13,729
479	*,e	Nuverra Environmental Solutions, Inc	8,042
1,306	*	Oasis Petroleum, Inc	61,343
10,919		Occidental Petroleum Corp	1,038,397
1,376		Oceaneering International, Inc	108,539
721	*	Oil States International, Inc	73,340
85		Panhandle Oil and Gas, Inc (Class A)	2,840
1,722	*	Parker Drilling Co	14,000
1,923		Patterson-UTI Energy, Inc	48,690
332	e	PBF Energy, Inc	10,445
540	*	PDC Energy, Inc	28,739
3,699		Peabody Energy Corp	72,241
1,680	*	Penn Virginia Corp	15,842
815	*	Petroquest Energy, Inc	3,521
149	*	PHI, Inc	6,467
8,265		Phillips 66	637,479
1,260	*	Pioneer Energy Services Corp	10,093
1,821		Pioneer Natural Resources Co	335,191
2,264		Questar Market Resources, Inc	69,392
2,381	*,e	Quicksilver Resources, Inc	7,310
2,070		Range Resources Corp	174,522
376	*	Renewable Energy Group, Inc	4,309
1,056	*,e	Resolute Energy Corp	9,536
727	*	Rex Energy Corp	14,329
92	*	Rex Stores Corp	4,113
354	*	RigNet, Inc	16,967
851	*	Rosetta Resources, Inc	40,882
1,533	*	Rowan Cos plc	54,207
1,354	e	RPC, Inc	24,169
717	*,e	Sanchez Energy Corp	17,574

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,671	*,e	SandRidge Energy, Inc	$46,563
17,736		Schlumberger Ltd	1,598,191
2,117		Scorpio Tankers, Inc	24,959
272	*	SEACOR Holdings, Inc	24,806
4,780	e	Seadrill Ltd	196,362
666		SemGroup Corp	43,443
1,204	e	Ship Finance International Ltd	19,722
1,127	*,e	Solazyme, Inc	12,273
4,435	*	Southwestern Energy Co	174,429
9,074		Spectra Energy Corp	323,216
844		St. Mary Land & Exploration Co	70,145
656	*	Stone Energy Corp	22,691
2,001	*	Superior Energy Services	53,247
652	*,e	Swift Energy Co	8,802
1,246	*	Synergy Resources Corp	11,538
467		Targa Resources Investments, Inc	41,175
480		Teekay Corp	23,045
800	e	Teekay Tankers Ltd (Class A)	3,144
746	*	Tesco Corp	14,756
1,780		Tesoro Corp	104,130
1,305	*	Tetra Technologies, Inc	16,130
784	*	TGC Industries, Inc	5,723
645		Tidewater, Inc	38,229
1,272	*,e	Triangle Petroleum Corp	10,583
2,216	*,e	Ultra Petroleum Corp	47,976
786	*	Unit Corp	40,573
1,254	*,e	Uranium Energy Corp	2,508
7,767	*,e	Ur-Energy, Inc	10,718
1,418	*	Vaalco Energy, Inc	9,770
7,380		Valero Energy Corp	371,952
5,036	*,e	Vantage Drilling Co	9,266
927		W&T Offshore, Inc	14,832
2,335	*	Warren Resources, Inc	7,332
714	e	Western Refining, Inc	30,281
125	*	Westmoreland Coal Co	2,411
1,594	*	Whiting Petroleum Corp	98,621
1,032	*	Willbros Group, Inc	9,721
8,826		Williams Cos, Inc	340,419
997	e	World Fuel Services Corp	43,031
2,822	*	WPX Energy, Inc	57,512
2,938	*,e	ZaZa Energy Corp	2,808

		TOTAL ENERGY	26,038,109

FOOD & STAPLES RETAILING - 2.0%
324		Andersons, Inc	28,891
15		Arden Group, Inc (Class A)	1,898
496		Casey’s General Stores, Inc	34,844
300	*	Chefs’ Warehouse Holdings, Inc	8,748
5,948		Costco Wholesale Corp	707,871
16,355		CVS Corp	1,170,527
205	*,e	Fairway Group Holdings Corp	3,715
538	*	Fresh Market, Inc	21,789
773		Harris Teeter Supermarkets, Inc	38,148
100		Ingles Markets, Inc (Class A)	2,710
6,823		Kroger Co	269,713
95	*,e	Natural Grocers by Vitamin C	4,033
248	*	Pantry, Inc	4,161
319		Pricesmart, Inc	36,857
10,341	*	Rite Aid Corp	52,325
245	e	Roundy’s, Inc	2,416
3,058		Safeway, Inc	99,599
626		Spartan Stores, Inc	15,199
294	*	Sprouts Farmers Market, Inc	11,298
2,809	*,e	Supervalu, Inc	20,478
238	*	Susser Holdings Corp	15,587

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,330		Sysco Corp	$300,713
668	*	United Natural Foods, Inc	50,360
77		Village Super Market (Class A)	2,388
12,841		Walgreen Co	737,587
22,007		Wal-Mart Stores, Inc	1,731,731
228		Weis Markets, Inc	11,984
4,865		Whole Foods Market, Inc	281,343

		TOTAL FOOD & STAPLES RETAILING	5,666,913

FOOD, BEVERAGE & TOBACCO - 4.5%
100		Alico, Inc	3,887
2,325	*	Alliance One International, Inc	7,091
26,843		Altria Group, Inc	1,030,503
178	*,e	Annie’s, Inc	7,661
8,810		Archer Daniels Midland Co	382,354
743		B&G Foods, Inc (Class A)	25,195
2,097		Beam, Inc	142,722
133	*	Boston Beer Co, Inc (Class A)	32,158
718	*	Boulder Brands, Inc	11,388
2,080		Brown-Forman Corp (Class B)	157,186
2,013		Bunge Ltd	165,287
271		Calavo Growers, Inc	8,200
200		Cal-Maine Foods, Inc	12,046
2,303	e	Campbell Soup Co	99,674
536	*	Chiquita Brands International, Inc	6,271
77		Coca-Cola Bottling Co Consolidated	5,636
51,464		Coca-Cola Co	2,125,978
3,596		Coca-Cola Enterprises, Inc	158,692
5,649		ConAgra Foods, Inc	190,371
1,990	*	Constellation Brands, Inc (Class A)	140,056
1,888	*	Darling International, Inc	39,421
1,170	*	Dean Foods Co	20,112
262	*	Diamond Foods, Inc	6,770
2,677		Dr Pepper Snapple Group, Inc	130,423
200	*	Farmer Bros Co	4,652
2,326		Flowers Foods, Inc	49,939
603		Fresh Del Monte Produce, Inc	17,065
8,411		General Mills, Inc	419,793
2,022	*,e	Green Mountain Coffee Roasters, Inc	152,823
38		Griffin Land & Nurseries, Inc (Class A)	1,268
490	*	Hain Celestial Group, Inc	44,482
1,967		Hershey Co	191,251
1,613		Hillshire Brands Co	53,939
1,774		Hormel Foods Corp	80,132
1,023		Ingredion, Inc	70,035
170	*	Inventure Foods, Inc	2,254
360		J&J Snack Foods Corp	31,892
1,408		J.M. Smucker Co	145,897
100		John B. Sanfilippo & Son, Inc	2,468
3,385		Kellogg Co	206,722
8,058		Kraft Foods Group, Inc	434,487
260		Lancaster Colony Corp	22,919
870		Lance, Inc	24,986
101		Limoneira Co	2,686
5,134		Lorillard, Inc	260,191
1,852		McCormick & Co, Inc	127,640
2,651		Mead Johnson Nutrition Co	222,048
1,834		Molson Coors Brewing Co (Class B)	102,979
23,831		Mondelez International, Inc	841,234
1,883	*	Monster Beverage Corp	127,611
129	*	National Beverage Corp	2,601
245	*	Omega Protein Corp	3,011
20,966		PepsiCo, Inc	1,738,920
22,153		Philip Morris International, Inc	1,930,191
707	*	Pilgrim’s Pride Corp	11,489

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

437		Pinnacle Foods, Inc	$12,000
430	*	Post Holdings, Inc	21,186
4,299		Reynolds American, Inc	214,907
507		Sanderson Farms, Inc	36,671
4	*	Seaboard Corp	11,180
232	*	Seneca Foods Corp	7,399
215	*,e	Synutra International, Inc	1,909
412	e	Tootsie Roll Industries, Inc	13,407
511	*	TreeHouse Foods, Inc	35,218
3,645		Tyson Foods, Inc (Class A)	121,962
465	e	Universal Corp	25,389
877	e	Vector Group Ltd	14,357
1,817	*	WhiteWave Foods Co (Class A)	41,682

		TOTAL FOOD, BEVERAGE & TOBACCO	12,793,954

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
247	*	Abaxis, Inc	9,885
21,220		Abbott Laboratories	813,363
400	*	Abiomed, Inc	10,696
672	*	Acadia Healthcare Co, Inc	31,806
716	*,e	Accretive Health, Inc	6,559
682	*,e	Accuray, Inc	5,940
5,336		Aetna, Inc	365,996
489	*	Air Methods Corp	28,523
910	*	Align Technology, Inc	52,006
2,366	*	Allscripts Healthcare Solutions, Inc	36,578
72	*	Almost Family, Inc	2,328
620	*	Alphatec Holdings, Inc	1,246
341	*	Amedisys, Inc	4,989
3,257		AmerisourceBergen Corp	229,000
602	*	AMN Healthcare Services, Inc	8,849
451	*	Amsurg Corp	20,710
150		Analogic Corp	13,284
275	*	Angiodynamics, Inc	4,727
148	*	Anika Therapeutics, Inc	5,648
2,094	*	Antares Pharma, Inc	9,381
325	*	Arthrocare Corp	13,078
481	*,e	athenahealth, Inc	64,694
170	*	AtriCure, Inc	3,176
51		Atrion Corp	15,109
1,143		Bard (C.R.), Inc	153,093
7,475		Baxter International, Inc	519,886
2,703		Becton Dickinson & Co	298,654
412	*,e	Bio-Reference Labs, Inc	10,522
763	*	BioScrip, Inc	5,646
17,865	*	Boston Scientific Corp	214,737
1,300	*	Brookdale Senior Living, Inc	35,334
625		Cantel Medical Corp	21,194
517	*	Capital Senior Living Corp	12,403
4,849		Cardinal Health, Inc	323,962
280	*	Cardiovascular Systems, Inc	9,601
2,866	*	CareFusion Corp	114,124
2,701	*	Catamaran Corp	128,243
707	*	Centene Corp	41,678
4,085	*	Cerner Corp	227,698
449	*,e	Cerus Corp	2,896
281	e	Chemed Corp	21,530
128	*	Chindex International, Inc	2,231
4,011		Cigna Corp	350,882
1,183	*	Community Health Systems, Inc	46,456
185		Computer Programs & Systems, Inc	11,435
450		Conmed Corp	19,125
659		Cooper Cos, Inc	81,611
180	*	Corvel Corp	8,406
6,572		Covidien plc	447,553

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

296	*	Cross Country Healthcare, Inc	$2,954
253		CryoLife, Inc	2,806
327	*	Cyberonics, Inc	21,422
141	*	Cynosure, Inc (Class A)	3,762
2,597	*	DaVita, Inc	164,572
1,881		Dentsply International, Inc	91,191
120	*	Derma Sciences, Inc	1,298
874	*	DexCom, Inc	30,948
1,631	*	Edwards Lifesciences Corp	107,255
524	*	Emeritus Corp	11,334
697	*	Endologix, Inc	12,156
270		Ensign Group, Inc	11,953
263	*	Envision Healthcare Holdings, Inc	9,342
78	*	Exactech, Inc	1,853
338	*	ExamWorks Group, Inc	10,096
11,290	*	Express Scripts Holding Co	793,010
374	*	Five Star Quality Care, Inc	2,053
389	*	GenMark Diagnostics, Inc	5,178
456	*	Gentiva Health Services, Inc	5,659
717	*	Globus Medical, Inc	14,469
269	*	Greatbatch, Inc	11,901
720	*	Haemonetics Corp	30,334
414	*	Hanger Orthopedic Group, Inc	16,287
3,673	*	HCA Holdings, Inc	175,239
3,375	*	Health Management Associates, Inc (Class A)	44,212
1,061	*	Health Net, Inc	31,480
1,191		Healthsouth Corp	39,684
190	*	HealthStream, Inc	6,226
402	*	Healthways, Inc	6,171
241	*	HeartWare International, Inc	22,644
1,198	*	Henry Schein, Inc	136,883
836		Hill-Rom Holdings, Inc	34,560
1,092	*	HMS Holdings Corp	24,821
3,527	*	Hologic, Inc	78,828
2,092		Humana, Inc	215,936
239	*	ICU Medical, Inc	15,227
720	*	Idexx Laboratories, Inc	76,586
702	*	Insulet Corp	26,044
289	*	Integra LifeSciences Holdings Corp	13,788
537	*	Intuitive Surgical, Inc	206,251
316		Invacare Corp	7,334
1,041	*	Inverness Medical Innovations, Inc	37,684
220	*	IPC The Hospitalist Co, Inc	13,066
613		Kindred Healthcare, Inc	12,101
1,324	*	Laboratory Corp of America Holdings	120,974
174		Landauer, Inc	9,154
267	*	LHC Group, Inc	6,419
654	*	LifePoint Hospitals, Inc	34,557
405	*	Magellan Health Services, Inc	24,264
611	*	Masimo Corp	17,860
3,157		McKesson Corp	509,540
746	*	MedAssets, Inc	14,793
698	*	Medidata Solutions, Inc	42,278
13,823		Medtronic, Inc	793,302
1,254	*	Merge Healthcare, Inc	2,909
489	e	Meridian Bioscience, Inc	12,973
538	*	Merit Medical Systems, Inc	8,468
349	*	Molina Healthcare, Inc	12,128
161	*	MWI Veterinary Supply, Inc	27,465
212		National Healthcare Corp	11,429
316	*	Natus Medical, Inc	7,110
451	*	Neogen Corp	20,611
581	*	NuVasive, Inc	18,784
742	*	NxStage Medical, Inc	7,420
1,375		Omnicare, Inc	82,995
387	*	Omnicell, Inc	9,880

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

609	*	OraSure Technologies, Inc	$3,831
239	*	Orthofix International NV	5,454
864	e	Owens & Minor, Inc	31,588
1,289		Patterson Cos, Inc	53,107
1,484	*	Pediatrix Medical Group, Inc	79,216
373	*	PharMerica Corp	8,020
164	*,e	PhotoMedex, Inc	2,124
97	*	Providence Service Corp	2,495
452		Quality Systems, Inc	9,519
2,169		Quest Diagnostics, Inc	116,128
333	*,e	Quidel Corp	10,286
1,903	e	Resmed, Inc	89,593
198	*,e	Rockwell Medical Technologies, Inc	2,067
611	*	RTI Biologics, Inc	2,163
1,073		Select Medical Holdings Corp	12,458
768	*	Sirona Dental Systems, Inc	53,914
246	*	Skilled Healthcare Group, Inc (Class A)	1,183
685	*	Solta Medical, Inc	2,021
526	*	Spectranetics Corp	13,150
3,753		St. Jude Medical, Inc	232,498
407	*	Staar Surgical Co	6,589
745		STERIS Corp	35,797
4,620		Stryker Corp	347,147
147	*	SurModics, Inc	3,585
376	*	Symmetry Medical, Inc	3,790
903	*	Team Health Holdings, Inc	41,132
343	*,e	TearLab Corp	3,204
578		Teleflex, Inc	54,251
1,361	*	Tenet Healthcare Corp	57,325
748	*	Thoratec Corp	27,377
348	*	Tornier BV	6,539
246	*	Triple-S Management Corp (Class B)	4,782
584	*,e	Unilife Corp	2,570
13,859		UnitedHealth Group, Inc	1,043,583
417		Universal American Corp	3,044
1,161		Universal Health Services, Inc (Class B)	94,343
133		US Physical Therapy, Inc	4,690
40		Utah Medical Products, Inc	2,286
1,534	*	Varian Medical Systems, Inc	119,176
200	*	Vascular Solutions, Inc	4,630
1,163	*	VCA Antech, Inc	36,472
275	*	Vocera Communications, Inc	4,293
677	*,e	Volcano Corp	14,792
648	*	WellCare Health Plans, Inc	45,632
3,948		WellPoint, Inc	364,756
980		West Pharmaceutical Services, Inc	48,079
456	*	Wright Medical Group, Inc	14,004
245	*	Zeltiq Aesthetics, Inc	4,633
2,395		Zimmer Holdings, Inc	223,190

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	12,600,888

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
5,566		Avon Products, Inc	95,847
798	*	Central Garden and Pet Co (Class A)	5,386
1,950		Church & Dwight Co, Inc	129,246
1,757		Clorox Co	162,979
12,231		Colgate-Palmolive Co	797,584
773		Coty, Inc	11,788
350	*	Elizabeth Arden, Inc	12,407
830		Energizer Holdings, Inc	89,839
3,015		Estee Lauder Cos (Class A)	227,090
204		Female Health Co	1,734
532	*	Harbinger Group, Inc	6,304
1,140	e	Herbalife Ltd	89,718
294		Inter Parfums, Inc	10,528

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,045		Kimberly-Clark Corp	$527,001
3,963	*,e	Lifevantage Corp	6,539
152	*	Medifast, Inc	3,972
140		Nature’s Sunshine Products, Inc	2,425
842		Nu Skin Enterprises, Inc (Class A)	116,381
127	*	Nutraceutical International Corp	3,401
63		Oil-Dri Corp of America	2,384
70		Orchids Paper Products Co	2,299
37,327		Procter & Gamble Co	3,038,791
716	*	Revlon, Inc (Class A)	17,871
291		Spectrum Brands, Inc	20,530
5,236	*,e	Star Scientific, Inc	6,074
92	*,e	USANA Health Sciences, Inc	6,953
398		WD-40 Co	29,723

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,424,794

INSURANCE - 4.2%
4,670		ACE Ltd	483,485
6,502		Aflac, Inc	434,334
220	*	Alleghany Corp	87,991
453		Allied World Assurance Co Holdings Ltd	51,103
6,518		Allstate Corp	355,492
587	*	AMBAC Financial Group, Inc	14,417
836		American Equity Investment Life Holding Co	22,054
1,020		American Financial Group, Inc	58,874
20,295		American International Group, Inc	1,036,060
85		American National Insurance Co	9,736
202		Amerisafe, Inc	8,532
354	e	Amtrust Financial Services, Inc	11,572
4,351		Aon plc	365,005
1,780	*	Arch Capital Group Ltd	106,248
411		Argo Group International Holdings Ltd	19,107
1,771		Arthur J. Gallagher & Co	83,113
906		Aspen Insurance Holdings Ltd	37,427
1,096		Assurant, Inc	72,742
2,211		Assured Guaranty Ltd	52,157
1,609		Axis Capital Holdings Ltd	76,540
125		Baldwin & Lyons, Inc (Class B)	3,415
24,521	*	Berkshire Hathaway, Inc (Class B)	2,907,210
1,536		Brown & Brown, Inc	48,215
3,571		Chubb Corp	345,066
2,243		Cincinnati Financial Corp	117,466
387	*	Citizens, Inc (Class A)	3,386
303		CNA Financial Corp	12,996
2,903		Conseco, Inc	51,354
245		Crawford & Co (Class B)	2,264
143		Donegal Group, Inc (Class A)	2,274
80		Eastern Insurance Holdings, Inc	1,959
280	*	eHealth, Inc	13,017
60		EMC Insurance Group, Inc	1,837
620		Employers Holdings, Inc	19,623
551		Endurance Specialty Holdings Ltd	32,327
108	*	Enstar Group Ltd	15,002
531		Erie Indemnity Co (Class A)	38,827
670		Everest Re Group Ltd	104,433
155		FBL Financial Group, Inc (Class A)	6,942
3,338		Fidelity National Title Group, Inc (Class A)	108,318
1,423		First American Financial Corp	40,129
6,368	*	Genworth Financial, Inc (Class A)	98,895
327	*	Greenlight Capital Re Ltd (Class A)	11,023
136	*	Hallmark Financial Services	1,208
539		Hanover Insurance Group, Inc	32,184
5,950		Hartford Financial Services Group, Inc	215,569
1,326		HCC Insurance Holdings, Inc	61,182
90	e	HCI Group, Inc	4,815

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

932	*	Health Insurance Innovations, Inc	$9,423
808	*	Hilltop Holdings, Inc	18,689
467		Horace Mann Educators Corp	14,729
205		Infinity Property & Casualty Corp	14,709
20		Investors Title Co	1,620
77		Kansas City Life Insurance Co	3,676
614		Kemper Corp	25,100
3,518		Lincoln National Corp	181,599
3,940		Loews Corp	190,066
553		Maiden Holdings Ltd	6,044
191	*	Markel Corp	110,847
7,686		Marsh & McLennan Cos, Inc	371,695
1,717	*	MBIA, Inc	20,501
694		Meadowbrook Insurance Group, Inc	4,830
361		Mercury General Corp	17,945
11,906		Metlife, Inc	641,972
751		Montpelier Re Holdings Ltd	21,854
173		National Interstate Corp	3,979
27		National Western Life Insurance Co (Class A)	6,036
149	*	Navigators Group, Inc	9,411
3,288		Old Republic International Corp	56,784
313		OneBeacon Insurance Group Ltd (Class A)	4,952
756		PartnerRe Ltd	79,705
83	*	Phoenix Cos, Inc	5,096
486		Platinum Underwriters Holdings Ltd	29,782
747		Primerica, Inc	32,054
3,879		Principal Financial Group	191,273
800		ProAssurance Corp	38,784
8,325		Progressive Corp	227,023
1,036		Protective Life Corp	52,484
6,062		Prudential Financial, Inc	559,038
960		Reinsurance Group of America, Inc (Class A)	74,314
583		RenaissanceRe Holdings Ltd	56,749
268		RLI Corp	26,098
200		Safety Insurance Group, Inc	11,260
656		Selective Insurance Group, Inc	17,751
628		Stancorp Financial Group, Inc	41,605
200		State Auto Financial Corp	4,248
200		Stewart Information Services Corp	6,454
1,030		Symetra Financial Corp	19,529
1,281		Torchmark Corp	100,110
354	e	Tower Group International Ltd	1,197
5,258		Travelers Cos, Inc	476,059
257	*	United America Indemnity Ltd	6,502
234		United Fire & Casualty Co	6,706
384		Universal Insurance Holdings, Inc	5,560
3,525		UnumProvident Corp	123,657
1,352		Validus Holdings Ltd	54,472
1,419		W.R. Berkley Corp	61,570
78		White Mountains Insurance Group Ltd	47,040
3,888		XL Capital Ltd	123,794

		TOTAL INSURANCE	11,903,300

MATERIALS - 3.8%
412		A. Schulman, Inc	14,527
242	*	Advanced Emissions Solutions, Inc	13,124
78	*	AEP Industries, Inc	4,121
2,723		Air Products & Chemicals, Inc	304,377
859		Airgas, Inc	96,079
2,596	*,e	AK Steel Holding Corp	21,287
1,140		Albemarle Corp	72,265
14,463		Alcoa, Inc	153,742
1,401		Allegheny Technologies, Inc	49,918
1,470	*,e	Allied Nevada Gold Corp	5,218
532		AMCOL International Corp	18,077

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

158	*	American Pacific Corp	$5,887
350		American Vanguard Corp	8,501
1,019		Aptargroup, Inc	69,098
254	*	Arabian American Development Co	3,188
1,042		Ashland, Inc	101,116
1,360		Avery Dennison Corp	68,258
932		Axiall Corp	44,214
437	*	Balchem Corp	25,652
1,951		Ball Corp	100,789
1,348		Bemis Co, Inc	55,214
714	*	Berry Plastics Group, Inc	16,986
182	*	Boise Cascade Co	5,365
300		Brush Engineered Materials, Inc	9,255
989		Cabot Corp	50,835
730	*	Calgon Carbon Corp	15,016
574		Carpenter Technology Corp	35,703
200	*	Castle (A.M.) & Co	2,954
2,073		Celanese Corp (Series A)	114,658
742	*	Century Aluminum Co	7,761
777		CF Industries Holdings, Inc	181,072
1,194	*	Chemtura	33,336
316	*	Clearwater Paper Corp	16,590
2,110	e	Cliffs Natural Resources, Inc	55,303
1,418	*	Coeur d’Alene Mines Corp	15,385
1,538		Commercial Metals Co	31,268
452		Compass Minerals International, Inc	36,183
2,052	*	Crown Holdings, Inc	91,458
562		Cytec Industries, Inc	52,356
127		Deltic Timber Corp	8,628
458		Domtar Corp	43,208
16,362		Dow Chemical Co	726,473
12,095		Du Pont (E.I.) de Nemours & Co	785,812
633		Eagle Materials, Inc	49,013
1,996		Eastman Chemical Co	161,077
3,445		Ecolab, Inc	359,210
1,134	*	Ferro Corp	14,549
835	*	Flotek Industries, Inc	16,758
1,903		FMC Corp	143,600
13,991		Freeport-McMoRan Copper & Gold, Inc (Class B)	528,020
235		FutureFuel Corp	3,713
1,260	*	General Moly, Inc	1,688
553		Glatfelter	15,285
743		Globe Specialty Metals, Inc	13,381
1,339	e	Gold Resource Corp	6,066
2,745	*	Graphic Packaging Holding Co	26,352
417		Greif, Inc (Class A)	21,851
3,572	*	GSE Holding, Inc	7,394
723		H.B. Fuller Co	37,625
107		Hawkins, Inc	3,979
128		Haynes International, Inc	7,071
770	*	Headwaters, Inc	7,538
4,927	e	Hecla Mining Co	15,175
716	*	Horsehead Holding Corp	11,606
2,580		Huntsman Corp	63,468
435		Innophos Holdings, Inc	21,141
412		Innospec, Inc	19,043
1,075		International Flavors & Fragrances, Inc	92,428
6,030		International Paper Co	295,651
650	*,e	Intrepid Potash, Inc	10,296
245		Kaiser Aluminum Corp	17,209
603	*	Kapstone Paper and Packaging Corp	33,684
75		KMG Chemicals, Inc	1,267
239		Koppers Holdings, Inc	10,934
396	*	Kraton Polymers LLC	9,128
274		Kronos Worldwide, Inc	5,220
565	*	Landec Corp	6,848

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,743	*	Louisiana-Pacific Corp	$32,263
229	*	LSB Industries, Inc	9,394
5,303		LyondellBasell Industries AF S.C.A	425,725
658		Martin Marietta Materials, Inc	65,761
2,273		MeadWestvaco Corp	83,942
5,301	*	Midway Gold Corp	4,294
492		Minerals Technologies, Inc	29,554
3,981	*,e	Molycorp, Inc	22,373
7,136		Monsanto Co	831,701
4,060		Mosaic Co	191,916
426		Myers Industries, Inc	8,997
162		Neenah Paper, Inc	6,929
129		NewMarket Corp	43,105
6,322		Newmont Mining Corp	145,596
1,642		Noranda Aluminium Holding Corp	5,402
4,128		Nucor Corp	220,353
1,054	e	Olin Corp	30,408
286		Olympic Steel, Inc	8,288
346	*	OM Group, Inc	12,598
511	*	Omnova Solutions, Inc	4,655
2,097	*	Owens-Illinois, Inc	75,031
1,277		Packaging Corp of America	80,809
3,632	*,e	Paramount Gold and Silver Corp	3,384
1,229		PolyOne Corp	43,445
1,872		PPG Industries, Inc	355,044
4,093		Praxair, Inc	532,213
166		Quaker Chemical Corp	12,794
985		Reliance Steel & Aluminum Co	74,702
4,829	*	Rentech, Inc	8,451
944	*,e	Resolute Forest Products	15,123
975		Rock-Tenn Co (Class A)	102,385
1,021		Rockwood Holdings, Inc	73,430
838		Royal Gold, Inc	38,607
1,667		RPM International, Inc	69,197
362	*	RTI International Metals, Inc	12,384
246		Schnitzer Steel Industries, Inc (Class A)	8,037
442		Schweitzer-Mauduit International, Inc	22,750
701		Scotts Miracle-Gro Co (Class A)	43,616
2,568		Sealed Air Corp	87,440
694		Sensient Technologies Corp	33,673
1,259		Sherwin-Williams Co	231,026
1,656		Sigma-Aldrich Corp	155,681
581		Silgan Holdings, Inc	27,900
1,370		Sonoco Products Co	57,156
2,137		Southern Copper Corp (NY)	61,353
2,782		Steel Dynamics, Inc	54,360
291		Stepan Co	19,098
1,755	*	Stillwater Mining Co	21,657
798	*	SunCoke Energy, Inc	18,202
1,028	*	Tahoe Resources, Inc	17,106
209	*	Taminco Corp	4,224
298	*	Texas Industries, Inc	20,496
508		Tredegar Corp	14,635
70	*	UFP Technologies, Inc	1,765
30	*	United States Lime & Minerals, Inc	1,835
1,888	e	United States Steel Corp	55,696
72	*	Universal Stainless & Alloy	2,596
179	*	US Concrete, Inc	4,051
280		US Silica Holdings Inc	9,551
1,192		Valspar Corp	84,978
1,685		Vulcan Materials Co	100,123
952	e	Walter Energy, Inc	15,832
784		Wausau Paper Corp	9,941
273		Westlake Chemical Corp	33,325
735		Worthington Industries, Inc	30,929

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

995	*	WR Grace & Co	$98,376
260		Zep, Inc	4,722
350	*	Zoltek Cos, Inc	5,862

		TOTAL MATERIALS	10,645,770

MEDIA - 3.9%
790	*	AMC Networks, Inc	53,807
60	*	Beasley Broadcasting Group, Inc	524
3,439		Cablevision Systems Corp (Class A)	61,661
409	*	Carmike Cinemas, Inc	11,387
8,048		CBS Corp (Class B)	512,980
1,543	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	5,925
857	*	Charter Communications, Inc	117,203
1,721		Cinemark Holdings, Inc	57,361
400		Clear Channel Outdoor Holdings, Inc (Class A)	4,056
34,982		Comcast Corp (Class A)	1,817,840
1,524	*	Crown Media Holdings, Inc (Class A)	5,380
2,220	*	Cumulus Media, Inc (Class A)	17,161
46	*	Daily Journal Corp	8,510
219	*,e	Dex Media, Inc	1,485
300	*,e	Digital Generation, Inc	3,825
6,849	*	DIRECTV	473,197
3,193	*	Discovery Communications, Inc (Class A)	288,711
2,710	*	DISH Network Corp (Class A)	156,963
943	*	DreamWorks Animation SKG, Inc (Class A)	33,477
285	*	Entercom Communications Corp (Class A)	2,995
1,561		Entravision Communications Corp (Class A)	9,506
354	*	EW Scripps Co (Class A)	7,689
3,009		Gannett Co, Inc	89,006
137	*	Global Sources Ltd	1,114
1,896	*	Gray Television, Inc	28,212
700		Harte-Hanks, Inc	5,474
5,693		Interpublic Group of Cos, Inc	100,766
596		John Wiley & Sons, Inc (Class A)	32,899
949	*	Journal Communications, Inc (Class A)	8,835
1,122	*	Lamar Advertising Co (Class A)	58,625
5,234	*	Liberty Global plc (Class A)	465,774
1,324	*	Liberty Media Corp	193,900
1,303	*,e	Lions Gate Entertainment Corp	41,253
1,699	*	Live Nation, Inc	33,572
292	*	Loral Space & Communications, Inc	23,646
800	*	Madison Square Garden, Inc	46,064
239	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	1,004
2,225	*,e	McClatchy Co (Class A)	7,565
3,781		McGraw-Hill Cos, Inc	295,674
475		MDC Partners, Inc	12,117
269	*,e	Media General, Inc (Class A)	6,079
426		Meredith Corp	22,067
303		Morningstar, Inc	23,661
760		National CineMedia, Inc	15,170
1,565	e	New York Times Co (Class A)	24,837
6,516	*	News Corp	117,418
558		Nexstar Broadcasting Group, Inc (Class A)	31,097
3,604		Omnicom Group, Inc	268,029
120	*,e	ReachLocal, Inc	1,525
210	*	Reading International, Inc	1,573
1,342	e	Regal Entertainment Group (Class A)	26,102
114	*	Rentrak Corp	4,319
142		Saga Communications, Inc	7,143
130		Salem Communications	1,131
365		Scholastic Corp	12,414
1,437		Scripps Networks Interactive (Class A)	124,171
899		Sinclair Broadcast Group, Inc (Class A)	32,121
40,787	*,e	Sirius XM Holdings, Inc	142,347
1,521	*	Starz-Liberty Capital	44,474

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,900		Thomson Corp	$185,318
3,943		Time Warner Cable, Inc	534,277
12,624		Time Warner, Inc	880,145
26,561		Twenty-First Century Fox, Inc	934,416
601	e	Valassis Communications, Inc	20,584
6,208		Viacom, Inc (Class B)	542,207
24,026	*	Walt Disney Co	1,835,586
251		World Wrestling Entertainment, Inc (Class A)	4,162

		TOTAL MEDIA	10,939,516

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
21,568		AbbVie, Inc	1,139,006
923	*	Acadia Pharmaceuticals, Inc	23,066
1,268	*,e	Achillion Pharmaceuticals, Inc	4,210
533	*	Acorda Therapeutics, Inc	15,564
2,434	*	Actavis plc	408,912
373	*	Aegerion Pharmaceuticals, Inc	26,468
766	*	Affymetrix, Inc	6,565
4,551		Agilent Technologies, Inc	260,272
973	*,e	Akorn, Inc	23,965
309	*	Albany Molecular Research, Inc	3,115
2,691	*	Alexion Pharmaceuticals, Inc	358,064
1,659	*	Alkermes plc	67,455
4,158		Allergan, Inc	461,871
820	*	Alnylam Pharmaceuticals, Inc	52,751
252	*	AMAG Pharmaceuticals, Inc	6,116
10,289		Amgen, Inc	1,174,592
380	*,e	Amicus Therapeutics, Inc	893
250	*,e	Ampio Pharmaceuticals, Inc	1,782
3,077	*,e	Arena Pharmaceuticals, Inc	18,000
950	*,e	Ariad Pharmaceuticals, Inc	6,479
744	*	Arqule, Inc	1,600
1,535	*	Array Biopharma, Inc	7,690
567	*	Auxilium Pharmaceuticals, Inc	11,760
1,563	*	AVANIR Pharmaceuticals, Inc	5,252
489	*	AVEO Pharmaceuticals, Inc	900
270	*,e	BioDelivery Sciences International, Inc	1,590
3,266	*	Biogen Idec, Inc	913,663
1,970	*	BioMarin Pharmaceuticals, Inc	138,432
268	*	Bio-Rad Laboratories, Inc (Class A)	33,127
252	*,e	Biotime, Inc	907
22,543		Bristol-Myers Squibb Co	1,198,160
1,435	*	Bruker BioSciences Corp	28,370
814	*	Cadence Pharmaceuticals, Inc	7,367
396	*	Cambrex Corp	7,061
5,738	*	Celgene Corp	969,492
1,056	*	Celldex Therapeutics, Inc	25,566
835	*,e	Cepheid, Inc	39,011
716	*	Charles River Laboratories International, Inc	37,977
316	*,e	ChemoCentryx, Inc	1,830
115	*	Chimerix, Inc	1,738
250	*	Clovis Oncology, Inc	15,067
492	*,e	Corcept Therapeutics, Inc	1,584
170	*,e	Coronado Biosciences, Inc	447
746	*	Covance, Inc	65,693
857	*	Cubist Pharmaceuticals, Inc	59,022
754	*,e	Curis, Inc	2,126
327	*	Cytokinetics, Inc	2,125
335	*,e	Cytori Therapeutics, Inc	861
2,347	*,e	Dendreon Corp	7,018
567	*	Depomed, Inc	5,999
1,197	*	Dyax Corp	9,013
2,418	*,e	Dynavax Technologies Corp	4,739
13,605		Eli Lilly & Co	693,855
553	*	Emergent Biosolutions, Inc	12,713

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,490	*	Endo Pharmaceuticals Holdings, Inc	$100,515
379	*,e	Endocyte, Inc	4,051
551		Enzon Pharmaceuticals, Inc	639
718	*	Exact Sciences Corp	8,393
2,025	*,e	Exelixis, Inc	12,413
259	*	Fluidigm Corp	9,925
3,764	*	Forest Laboratories, Inc	225,953
104	*	Furiex Pharmaceuticals Inc	4,369
1,383	*	Galena Biopharma, Inc	6,860
270	*,e	Genomic Health, Inc	7,903
1,585	*	Geron Corp	7,513
20,869	*	Gilead Sciences, Inc	1,568,305
1,148	*,e	Halozyme Therapeutics, Inc	17,209
72	*	Harvard Apparatus Regenerative Technology, Inc	342
290	*	Harvard Bioscience, Inc	1,363
118	*	Hi-Tech Pharmacal Co, Inc	5,120
697	*,e	Horizon Pharma, Inc	5,311
2,169	*	Hospira, Inc	89,536
115	*,e	Hyperion Therapeutics, Inc	2,325
931	*,e	Idenix Pharmaceuticals, Inc	5,567
1,631	*,e	Illumina, Inc	180,421
977	*,e	Immunogen, Inc	14,333
1,809	*,e	Immunomedics, Inc	8,321
854	*	Impax Laboratories, Inc	21,470
1,345	*	Incyte Corp	68,097
629	*	Infinity Pharmaceuticals, Inc	8,686
367	*	Insmed, Inc	6,243
96	*	Insys Therapeutics, Inc	3,716
176	*	Intercept Pharmaceuticals, Inc	12,017
1,068	*	InterMune, Inc	15,732
1,888	*,e	Ironwood Pharmaceuticals, Inc	21,920
1,480	*,e	Isis Pharmaceuticals, Inc	58,963
681	*	Jazz Pharmaceuticals plc	86,187
38,233		Johnson & Johnson	3,501,761
1,264	*,e	Keryx Biopharmaceuticals, Inc	16,369
343	*,e	KYTHERA Biopharmaceuticals, Inc	12,777
253	*	Lannett Co, Inc	8,374
10,111	*	Lexicon Pharmaceuticals, Inc	18,200
2,387	*	Life Technologies Corp	180,935
230	*,e	Ligand Pharmaceuticals, Inc (Class B)	12,098
588	*	Luminex Corp	11,407
780	*	Mallinckrodt plc	40,763
1,780	*,e	MannKind Corp	9,274
828	*	Medicines Co	31,977
983	*	Medivation, Inc	62,735
41,020		Merck & Co, Inc	2,053,051
1,198	*,e	Merrimack Pharmaceuticals, Inc	6,397
413	*	Mettler-Toledo International, Inc	100,190
1,119	*,e	MiMedx Group, Inc	9,780
571	*	Momenta Pharmaceuticals, Inc	10,095
5,049	*	Mylan Laboratories, Inc	219,127
1,132	*,e	Myriad Genetics, Inc	23,749
1,084	*,e	Navidea Biopharmaceuticals, Inc	2,244
1,670	*	Nektar Therapeutics	18,954
851	*	Neurocrine Biosciences, Inc	7,948
164	*,e	NewLink Genetics Corp	3,610
2,515	*	Novavax, Inc	12,877
1,471	*	NPS Pharmaceuticals, Inc	44,660
291	*,e	Omeros Corp	3,285
120	*	OncoGenex Pharmaceutical, Inc	1,001
2,803	*,e	Opko Health, Inc	23,657
1,247	*,e	Orexigen Therapeutics, Inc	7,021
170	*	Osiris Therapeutics, Inc	2,734
424	*	Pacific Biosciences of California, Inc	2,218
364	*,e	Pacira Pharmaceuticals, Inc	20,926

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

762	*	Parexel International Corp	$34,427
1,837	e	PDL BioPharma, Inc	15,504
1,810	*,e	Peregrine Pharmaceuticals, Inc	2,516
1,408		PerkinElmer, Inc	58,052
1,662		Perrigo Co plc	255,050
90,670		Pfizer, Inc	2,777,222
796	*	Pharmacyclics, Inc	84,201
131	*	Portola Pharmaceuticals, Inc	3,373
322		Pozen, Inc	2,589
621	*	Prestige Brands Holdings, Inc	22,232
300	*	Progenics Pharmaceuticals, Inc	1,599
193	*	Prothena Corp plc	5,118
292	*	Puma Biotechnology, Inc	30,231
3,176	*	Qiagen NV (NASDAQ)	75,621
698	e	Questcor Pharmaceuticals, Inc	38,006
343	*	Quintiles Transnational Holdings, Inc	15,895
716	*,e	Raptor Pharmaceutical Corp	9,322
1,102	*	Regeneron Pharmaceuticals, Inc	303,314
390	*	Repligen Corp	5,320
190	*,e	Repros Therapeutics, Inc	3,477
854	*	Rigel Pharmaceuticals, Inc	2,434
214	*	Sagent Pharmaceuticals	5,431
805	*	Salix Pharmaceuticals Ltd	72,402
410	*,e	Sangamo Biosciences, Inc	5,695
420	*,e	Sarepta Therapeutics, Inc	8,555
716	*	Sciclone Pharmaceuticals, Inc	3,609
1,317	*,e	Seattle Genetics, Inc	52,535
1,228	*,e	Sequenom, Inc	2,874
310	*,e	SIGA Technologies, Inc	1,014
823	*,e	Spectrum Pharmaceuticals, Inc	7,284
119	*	Stemline Therapeutics, Inc	2,332
1,007	*,e	Sunesis Pharmaceuticals, Inc	4,773
40	*,e	Supernus Pharmaceuticals, Inc	302
222	*,e	Synageva BioPharma Corp	14,368
3,237	*,e	Synergy Pharmaceuticals, Inc	18,224
271	*	Synta Pharmaceuticals Corp	1,420
286	*	Targacept, Inc	1,187
554		Techne Corp	52,447
173	*	TESARO, Inc	4,886
4,380	*	TherapeuticsMD, Inc	22,820
959	*,e	Theravance, Inc	34,188
5,000		Thermo Electron Corp	556,750
582	*	Threshold Pharmaceuticals, Inc	2,718
657	*	United Therapeutics Corp	74,294
317	*	Vanda Pharmaceuticals, Inc	3,934
182	*	Verastem, Inc	2,075
3,177	*	Vertex Pharmaceuticals, Inc	236,051
423	*	Vical, Inc	499
931	*	Viropharma, Inc	46,410
1,259	*,e	Vivus, Inc	11,432
1,157	*	Waters Corp	115,700
288	*	Xenoport, Inc	1,656
852	*,e	XOMA Corp	5,734
599	*,e	ZIOPHARM Oncology, Inc	2,600
6,318		Zoetis Inc	206,535

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	22,769,050

REAL ESTATE - 3.1%
719		Acadia Realty Trust	17,853
370		AG Mortgage Investment Trust	5,787
171		Agree Realty Corp	4,962
519		Alexander & Baldwin, Inc	21,658
24		Alexander’s, Inc	7,920
939		Alexandria Real Estate Equities, Inc	59,739
331		Altisource Residential Corp	9,966

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

393		American Assets Trust,Inc	$12,352
1,376		American Campus Communities, Inc	44,321
5,197		American Capital Agency Corp	100,250
836		American Capital Mortgage, Inc	14,597
783	*	American Homes 4 Rent	12,685
2,013		American Realty Capital Properties, Inc	25,887
177	*	American Residential Properties, Inc	3,037
5,538		American Tower Corp	442,043
207		AmREIT, Inc (Class B)	3,478
12,431		Annaly Capital Management, Inc	123,937
1,733		Anworth Mortgage Asset Corp	7,296
1,892		Apartment Investment & Management Co (Class A)	49,022
433		Apollo Commercial Real Estate Finance, Inc	7,036
100		Ares Commercial Real Estate Corp	1,310
244		Armada Hoffler Properties, Inc	2,264
4,902		ARMOUR Residential REIT, Inc	19,657
252	*	Ashford Hospitality Prime, Inc	4,586
1,263		Ashford Hospitality Trust, Inc	10,458
672		Associated Estates Realty Corp	10,786
110	*	AV Homes, Inc	1,999
1,789		AvalonBay Communities, Inc	211,513
152		Aviv REIT, Inc	3,602
2,448		BioMed Realty Trust, Inc	44,358
2,116		Boston Properties, Inc	212,383
2,048		Brandywine Realty Trust	28,856
1,096		BRE Properties, Inc (Class A)	59,962
1,079		Camden Property Trust	61,374
1,317		Campus Crest Communities, Inc	12,393
1,194		Capstead Mortgage Corp	14,424
2,043		CBL & Associates Properties, Inc	36,692
4,068	*	CBRE Group, Inc	106,988
1,018		Cedar Shopping Centers, Inc	6,373
3,262		Chambers Street Properties	24,954
105		Chatham Lodging Trust	2,147
691		Chesapeake Lodging Trust	17,475
13,015		Chimera Investment Corp	40,347
844		Colony Financial, Inc	17,125
77		Consolidated-Tomoka Land Co	2,794
238		Coresite Realty	7,661
1,194		Corporate Office Properties Trust	28,286
2,382		Cousins Properties, Inc	24,535
1,746		CubeSmart	27,831
254		CyrusOne, Inc	5,672
2,264		CYS Investments, Inc	16,776
3,999		DCT Industrial Trust, Inc	28,513
4,313		DDR Corp	66,291
2,598		DiamondRock Hospitality Co	30,007
1,851		Digital Realty Trust, Inc	90,921
1,862		Douglas Emmett, Inc	43,366
4,573		Duke Realty Corp	68,778
734		DuPont Fabros Technology, Inc	18,137
1,055		Dynex Capital, Inc	8,440
361		EastGroup Properties, Inc	20,913
1,317		Education Realty Trust, Inc	11,616
730		Entertainment Properties Trust	35,887
1,120		Equity Lifestyle Properties, Inc	40,578
693		Equity One, Inc	15,551
4,981		Equity Residential	258,364
536		Essex Property Trust, Inc	76,921
629		Excel Trust, Inc	7,164
1,582		Extra Space Storage, Inc	66,650
920		Federal Realty Investment Trust	93,297
2,088	*	FelCor Lodging Trust, Inc	17,038
1,406		First Industrial Realty Trust, Inc	24,535
627		First Potomac Realty Trust	7,292
2,072	*	Forest City Enterprises, Inc (Class A)	39,575

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

498	*	Forestar Real Estate Group, Inc	$10,592
1,181		Franklin Street Properties Corp	14,113
861	*	Gaming and Leisure Properties, Inc	43,747
8,390		General Growth Properties, Inc	168,387
404		Getty Realty Corp	7,422
579		Gladstone Commercial Corp	10,405
1,772		Glimcher Realty Trust	16,586
625		Government Properties Income Trust	15,531
580	*	Gramercy Property Trust, Inc	3,335
1,296		Hatteras Financial Corp	21,177
5,927		HCP, Inc	215,269
4,042		Health Care REIT, Inc	216,530
1,183		Healthcare Realty Trust, Inc	25,210
1,456		Healthcare Trust of America, Inc	14,327
3,082		Hersha Hospitality Trust	17,167
1,279		Highwoods Properties, Inc	46,261
804		Home Properties, Inc	43,110
1,837		Hospitality Properties Trust	49,654
10,666		Host Marriott Corp	207,347
519	*	Howard Hughes Corp	62,332
1,534		HRPT Properties Trust	35,758
467		Hudson Pacific Properties	10,213
1,113		Inland Real Estate Corp	11,709
1,779		Invesco Mortgage Capital, Inc	26,116
1,317		Investors Real Estate Trust	11,300
1,264	*	iStar Financial, Inc	18,037
174		JAVELIN Mortgage Investment Corp	2,424
578		Jones Lang LaSalle, Inc	59,181
741		Kennedy-Wilson Holdings, Inc	16,487
1,156		Kilroy Realty Corp	58,008
5,886		Kimco Realty Corp	116,249
1,214		Kite Realty Group Trust	7,976
1,327		LaSalle Hotel Properties	40,951
2,617		Lexington Corporate Properties Trust	26,720
1,824		Liberty Property Trust	61,779
458		LTC Properties, Inc	16,209
1,839		Macerich Co	108,299
1,118		Mack-Cali Realty Corp	24,015
1,859		Medical Properties Trust, Inc	22,717
4,747		MFA Mortgage Investments, Inc	33,514
1,004		Mid-America Apartment Communities, Inc	60,983
516		Monmouth Real Estate Investment Corp (Class A)	4,690
417		National Health Investors, Inc	23,394
1,591		National Retail Properties, Inc	48,255
5,224		New Residential Investment Corp	34,896
939		New York Mortgage Trust, Inc	6,564
2,419		NorthStar Realty Finance Corp	32,536
1,749		Omega Healthcare Investors, Inc	52,120
498		One Liberty Properties, Inc	10,025
725		Parkway Properties, Inc	13,989
843		Pebblebrook Hotel Trust	25,931
892		Pennsylvania REIT	16,930
1,022		Pennymac Mortgage Investment Trust	23,465
2,149		Piedmont Office Realty Trust, Inc	35,501
2,300		Plum Creek Timber Co, Inc	106,973
745		Post Properties, Inc	33,696
481		Potlatch Corp	20,077
6,972		Prologis, Inc	257,615
235		PS Business Parks, Inc	17,959
2,002		Public Storage, Inc	301,341
1,095		RAIT Investment Trust	9,822
838		Ramco-Gershenson Properties	13,190
1,780		Rayonier, Inc	74,938
1,827	*	Realogy Holdings Corp	90,382
2,844		Realty Income Corp	106,167
1,075		Redwood Trust, Inc	20,823

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,287		Regency Centers Corp	$59,588
1,691		Resource Capital Corp	10,028
1,198		Retail Opportunities Investment Corp	17,635
1,665		Retail Properties of America, Inc	21,179
1,620		RLJ Lodging Trust	39,398
262		Rouse Properties, Inc	5,814
580		Ryman Hospitality Properties	24,232
539		Sabra Healthcare REIT, Inc	14,089
133		Saul Centers, Inc	6,348
292		Select Income REIT	7,808
2,500		Senior Housing Properties Trust	55,575
454		Silver Bay Realty Trust Corp	7,259
4,294		Simon Property Group, Inc	653,375
1,298		SL Green Realty Corp	119,909
413		Sovran Self Storage, Inc	26,915
5,445		Spirit Realty Capital, Inc	53,524
810	*,e	St. Joe Co	15,544
534		STAG Industrial, Inc	10,888
2,140		Starwood Property Trust, Inc	59,278
2,727	*	Strategic Hotels & Resorts, Inc	25,770
2,233		Summit Hotel Properties, Inc	20,097
493		Sun Communities, Inc	21,022
2,146		Sunstone Hotel Investors, Inc	28,756
1,271		Tanger Factory Outlet Centers, Inc	40,697
914		Taubman Centers, Inc	58,423
156	*	Tejon Ranch Co	5,735
247		Terreno Realty Corp	4,372
4,797		Two Harbors Investment Corp	44,516
3,535		UDR, Inc	82,542
120		UMH Properties, Inc	1,130
200		Universal Health Realty Income Trust	8,012
447		Urstadt Biddle Properties, Inc (Class A)	8,247
3,846		Ventas, Inc	220,299
2,584		Vornado Realty Trust	229,433
820		Washington REIT	19,155
1,598		Weingarten Realty Investors	43,817
320		Western Asset Mortgage Capital Corp	4,762
8,230		Weyerhaeuser Co	259,821
550		Whitestone REIT	7,354
242		Winthrop Realty Trust	2,674
754		WP Carey, Inc	46,258

		TOTAL REAL ESTATE	8,858,945

RETAILING - 4.6%
1,152	*	1-800-FLOWERS.COM, Inc (Class A)	6,232
998		Aaron’s, Inc	29,341
1,026	e	Abercrombie & Fitch Co (Class A)	33,766
1,033		Advance Auto Parts, Inc	114,332
1,127	*,e	Aeropostale, Inc	10,244
5,004	*	Amazon.com, Inc	1,995,545
2,498		American Eagle Outfitters, Inc	35,971
122	*	America’s Car-Mart, Inc	5,152
867	*	Ann Taylor Stores Corp	31,698
510	*	Asbury Automotive Group, Inc	27,407
2,042	*	Ascena Retail Group, Inc	43,209
673	*	Audiovox Corp (Class A)	11,239
667	*	Autonation, Inc	33,143
495	*	AutoZone, Inc	236,580
477	*	Barnes & Noble, Inc	7,131
380		Bebe Stores, Inc	2,022
2,867	*	Bed Bath & Beyond, Inc	230,220
3,698		Best Buy Co, Inc	147,476
334		Big 5 Sporting Goods Corp	6,620
766	*	Big Lots, Inc	24,734
158	*,e	Blue Nile, Inc	7,440

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,372	*,e	Body Central Corp	$5,406
359	e	Bon-Ton Stores, Inc	5,845
657		Brown Shoe Co, Inc	18,488
408	e	Buckle, Inc	21,445
617	*	Cabela’s, Inc	41,129
2,896	*	Carmax, Inc	136,170
525		Cato Corp (Class A)	16,695
2,122		Chico’s FAS, Inc	39,978
335	*	Children’s Place Retail Stores, Inc	19,085
469	*	Christopher & Banks Corp	4,005
243	*	Citi Trends, Inc	4,131
319	*	Conn’s, Inc	25,134
138	*,e	Container Store Group, Inc	6,432
190		Core-Mark Holding Co, Inc	14,427
798	e	CST Brands, Inc	29,303
264		Destination Maternity Corp	7,888
514	*	Destination XL Group, Inc	3,377
1,304		Dick’s Sporting Goods, Inc	75,762
374		Dillard’s, Inc (Class A)	36,357
4,251	*	Dollar General Corp	256,420
2,944	*	Dollar Tree, Inc	166,100
930		DSW, Inc (Class A)	39,739
1,583		Expedia, Inc	110,272
1,135	*	Express Parent LLC	21,190
1,404		Family Dollar Stores, Inc	91,218
681		Finish Line, Inc (Class A)	19,184
430	*,e	Five Below, Inc	18,576
1,926		Foot Locker, Inc	79,813
580	*,e	Francesca’s Holdings Corp	10,678
480		Fred’s, Inc (Class A)	8,890
211	*,e	FTD Cos, Inc	6,874
1,560		GameStop Corp (Class A)	76,846
3,660		Gap, Inc	143,033
311	*	Genesco, Inc	22,722
2,165		Genuine Parts Co	180,106
1,273		GNC Holdings, Inc	74,407
683		Gordmans Stores, Inc	5,239
300		Group 1 Automotive, Inc	21,306
5,505	*	Groupon, Inc	64,794
822		Guess?, Inc	25,540
323		Haverty Furniture Cos, Inc	10,110
176	*,e	HHgregg, Inc	2,459
335	*,e	Hibbett Sports, Inc	22,515
19,699		Home Depot, Inc	1,622,016
739	*	HomeAway, Inc	30,210
475		HSN, Inc	29,593
3,202	*,e	JC Penney Co, Inc	29,298
349	*	JOS A Bank Clothiers, Inc	19,101
145	*	Kirkland’s, Inc	3,432
2,910		Kohl’s Corp	165,143
3,064		L Brands, Inc	189,508
7,017	*	Liberty Interactive Corp	205,949
490	*	Liberty Ventures	60,069
291		Lithia Motors, Inc (Class A)	20,201
3,907	*	LKQ Corp	128,540
14,533		Lowe’s Companies, Inc	720,110
351	*,e	Lumber Liquidators, Inc	36,114
5,030		Macy’s, Inc	268,602
257	*	MarineMax, Inc	4,133
249	*,e	Mattress Firm Holding Corp	10,717
661		Men’s Wearhouse, Inc	33,764
412	e	Monro Muffler, Inc	23,220
630	*	Murphy USA, Inc	26,183
681	*	NetFlix, Inc	250,724
512	*	New York & Co, Inc	2,237
1,902		Nordstrom, Inc	117,544

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

414		Nutri/System, Inc	$6,806
6,590	*	Office Depot, Inc	34,861
482	*	Orbitz Worldwide, Inc	3,461
1,450	*	O’Reilly Automotive, Inc	186,630
397	*,e	Outerwall, Inc	26,706
176	*,e	Overstock.com, Inc	5,419
1,372	*	Pacific Sunwear Of California, Inc	4,582
688		Penske Auto Group, Inc	32,446
614	*	PEP Boys - Manny Moe & Jack	7,454
278	e	PetMed Express, Inc	4,623
1,451		Petsmart, Inc	105,560
1,228		Pier 1 Imports, Inc	28,342
711	*	Priceline.com, Inc	826,466
1,485	*,e	RadioShack Corp	3,861
793		Rent-A-Center, Inc	26,439
232	*	Restoration Hardware Holdings, Inc	15,614
2,876		Ross Stores, Inc	215,499
2,169	*	Sally Beauty Holdings, Inc	65,569
567	*,e	Sears Holdings Corp	27,806
159	*	Sears Hometown and Outlet Stores, Inc	4,055
1,046	*	Select Comfort Corp	22,060
326		Shoe Carnival, Inc	9,457
497	*,e	Shutterfly, Inc	25,312
1,178		Signet Jewelers Ltd	92,709
481		Sonic Automotive, Inc (Class A)	11,775
411		Stage Stores, Inc	9,132
8,991		Staples, Inc	142,867
524		Stein Mart, Inc	7,048
151	*	Systemax, Inc	1,699
8,697		Target Corp	550,259
1,464		Tiffany & Co	135,830
239	*,e	Tile Shop Holdings, Inc	4,319
120	*	Tilly’s, Inc	1,374
9,440		TJX Companies, Inc	601,611
1,832		Tractor Supply Co	142,127
1,609	*	TripAdvisor, Inc	133,273
567	*	Tuesday Morning Corp	9,049
864	*	Ulta Salon Cosmetics & Fragrance, Inc	83,393
1,468	*	Urban Outfitters, Inc	54,463
512	*	Valuevision International, Inc (Class A)	3,579
280	*	Vitacost.com, Inc	1,621
425	*	Vitamin Shoppe, Inc	22,104
178	*	West Marine, Inc	2,533
1,045	*	Wet Seal, Inc (Class A)	2,853
524	*	WEX, Inc	51,892
1,247		Williams-Sonoma, Inc	72,675
783	*	Zale Corp	12,348
245	*	Zumiez, Inc	6,370

		TOTAL RETAILING	12,870,929

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
504	*	Advanced Energy Industries, Inc	11,521
10,309	*,e	Advanced Micro Devices, Inc	39,896
183	*	Alpha & Omega Semiconductor Ltd	1,411
4,196		Altera Corp	136,496
239	*	Ambarella, Inc	8,109
1,245	*,e	Amkor Technology, Inc	7,632
891	*	Anadigics, Inc	1,639
4,262		Analog Devices, Inc	217,064
16,573		Applied Materials, Inc	293,176
891	*	Applied Micro Circuits Corp	11,922
5,710	*	Atmel Corp	44,709
395	*	ATMI, Inc	11,933
3,226		Avago Technologies Ltd	170,623
4,761	*	Axcelis Technologies, Inc	11,617

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,083		Broadcom Corp (Class A)	$239,661
831		Brooks Automation, Inc	8,717
285	*	Cabot Microelectronics Corp	13,024
664	*	Cavium Networks, Inc	22,915
234	*	Ceva, Inc	3,561
821	*,e	Cirrus Logic, Inc	16,773
280		Cohu, Inc	2,940
1,547	*	Cree, Inc	96,796
2,072		Cypress Semiconductor Corp	21,756
395	*	Diodes, Inc	9,306
289	*	DSP Group, Inc	2,806
1,676	*	Entegris, Inc	19,442
903	*	Entropic Communications, Inc	4,253
520	*	Exar Corp	6,131
1,829	*	Fairchild Semiconductor International, Inc	24,417
1,005	*	First Solar, Inc	54,913
593	*	Formfactor, Inc	3,570
740	*	Freescale Semiconductor Holdings Ltd	11,877
234	*	GSI Technology, Inc	1,554
1,568	*,e	GT Solar International, Inc	13,673
459	*	Hittite Microwave Corp	28,334
252	*	Inphi Corp	3,251
1,945	*	Integrated Device Technology, Inc	19,820
306	*	Integrated Silicon Solution, Inc	3,700
67,958		Intel Corp	1,764,190
853	*	International Rectifier Corp	22,238
1,619		Intersil Corp (Class A)	18,570
257		IXYS Corp	3,333
2,306		Kla-Tencor Corp	148,645
800	*	Kopin Corp	3,376
2,143	*	Lam Research Corp	116,686
1,300	*	Lattice Semiconductor Corp	7,163
3,060		Linear Technology Corp	139,383
7,345		LSI Logic Corp	80,942
584	*	LTX-Credence Corp	4,666
80	*	MA-COM Technology Solutions	1,359
5,232		Marvell Technology Group Ltd	75,236
4,082		Maxim Integrated Products, Inc	113,929
87	*	MaxLinear, Inc	907
797		Micrel, Inc	7,866
2,750	e	Microchip Technology, Inc	123,062
13,894	*	Micron Technology, Inc	302,333
1,221	*	Microsemi Corp	30,464
698		MKS Instruments, Inc	20,898
666	*	Monolithic Power Systems, Inc	23,084
316	*	MoSys, Inc	1,744
214	*	Nanometrics, Inc	4,077
55	*	NVE Corp	3,205
7,587		Nvidia Corp	121,544
721	*	Omnivision Technologies, Inc	12,401
5,763	*	ON Semiconductor Corp	47,487
268	*	PDF Solutions, Inc	6,866
347	*	Peregrine Semiconductor Corp	2,571
304	*	Pericom Semiconductor Corp	2,693
666	*	Photronics, Inc	6,014
410	*	PLX Technology, Inc	2,698
2,763	*	PMC - Sierra, Inc	17,766
358		Power Integrations, Inc	19,984
1,317	*	Rambus, Inc	12,472
3,667	*	RF Micro Devices, Inc	18,922
149	*,e	Rubicon Technology, Inc	1,483
351	*	Rudolph Technologies, Inc	4,121
936	*	Semtech Corp	23,662
373	*	Sigma Designs, Inc	1,761
1,131	*	Silicon Image, Inc	6,956
618	*	Silicon Laboratories, Inc	26,766

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,712	*	Skyworks Solutions, Inc	$77,455
622	*	Spansion, Inc	8,640
3,604	*	SunEdison, Inc	47,032
589	*,e	SunPower Corp	17,558
100	*	Supertex, Inc	2,505
2,565	*	Teradyne, Inc	45,195
605		Tessera Technologies, Inc	11,925
15,320		Texas Instruments, Inc	672,701
1,986	*	Triquint Semiconductor, Inc	16,563
267	*	Ultra Clean Holdings	2,678
367	*	Ultratech, Inc	10,643
512	*	Veeco Instruments, Inc	16,850
3,685		Xilinx, Inc	169,215

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,053,421

SOFTWARE & SERVICES - 10.1%
552	*	Accelrys, Inc	5,266
8,764		Accenture plc	720,576
503	*	ACI Worldwide, Inc	32,695
3,514		Activision Blizzard, Inc	62,655
620	*	Actuate Corp	4,780
1,008	*	Acxiom Corp	37,276
6,982	*	Adobe Systems, Inc	418,082
374		Advent Software, Inc	13,086
2,499	*	Akamai Technologies, Inc	117,903
695	*	Alliance Data Systems Corp	182,736
2,269		Amdocs Ltd	93,574
276		American Software, Inc (Class A)	2,724
555	*,e	Angie’s List, Inc	8,408
1,221	*	Ansys, Inc	106,471
1,190	*	AOL, Inc	55,478
1,185	*	Aspen Technology, Inc	49,533
3,179	*	Autodesk, Inc	159,999
6,663		Automatic Data Processing, Inc	538,437
315	*	AVG Technologies NV	5,421
588	*	Bankrate, Inc	10,549
636	*,e	Bazaarvoice, Inc	5,037
538		Blackbaud, Inc	20,256
148	*	Blackhawk Network Holdings, Inc	3,738
540	*	Blucora, Inc	15,746
294		Booz Allen Hamilton Holding Co	5,630
421	*	Bottomline Technologies, Inc	15,223
357	*	Brightcove, Inc	5,048
1,649		Broadridge Financial Solutions, Inc	65,168
440	*	BroadSoft, Inc	12,030
4,568		CA, Inc	153,713
349	*,e	CACI International, Inc (Class A)	25,554
3,718	*	Cadence Design Systems, Inc	52,126
370	*	Callidus Software, Inc	5,080
531	*	Cardtronics, Inc	23,072
90		Cass Information Systems, Inc	6,061
834	*	Ciber, Inc	3,453
2,579	*	Citrix Systems, Inc	163,122
4,143	*	Cognizant Technology Solutions Corp (Class A)	418,360
610	*	Commvault Systems, Inc	45,677
2,128		Computer Sciences Corp	118,913
174		Computer Task Group, Inc	3,289
2,948		Compuware Corp	33,047
399	*	comScore, Inc	11,415
276	*	Comverse, Inc	10,709
611	*,e	Concur Technologies, Inc	63,043
342	*	Constant Contact, Inc	10,626
1,480		Convergys Corp	31,154
530	*	Cornerstone OnDemand, Inc	28,270
374	*	CoStar Group, Inc	69,033

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

485		CSG Systems International, Inc	$14,259
571	*	DealerTrack Holdings, Inc	27,454
379	*	Demand Media, Inc	2,187
210	*	Demandware, Inc	13,465
606	*	Dice Holdings, Inc	4,393
453	*	Digital River, Inc	8,380
85		DMRC Corp	1,637
483		DST Systems, Inc	43,827
190	*,e	E2open, Inc	4,543
1,405		Earthlink, Inc	7,123
17,733	*	eBay, Inc	973,364
4,056	*	Electronic Arts, Inc	93,045
280	*,e	Ellie Mae, Inc	7,524
269	*	Envestnet, Inc	10,841
285	*	EPAM Systems, Inc	9,958
405		EPIQ Systems, Inc	6,565
51	*	ePlus, Inc	2,899
703	*	Equinix, Inc	124,747
589	*	Euronet Worldwide, Inc	28,184
388		EVERTEC, Inc	9,568
430	*	ExlService Holdings, Inc	11,877
23,167	*	Facebook, Inc	1,266,308
590	e	Factset Research Systems, Inc	64,062
557		Fair Isaac Corp	35,002
4,041		Fidelity National Information Services, Inc	216,921
1,356	*	First American Corp	48,179
3,656	*	Fiserv, Inc	215,887
986	*	FleetCor Technologies, Inc	115,530
215	*	FleetMatics Group plc	9,299
178		Forrester Research, Inc	6,810
1,660	*	Fortinet, Inc	31,756
1,309	*	Gartner, Inc	93,004
2,209	*	Genpact Ltd	40,579
824	*	Global Cash Access, Inc	8,232
281	*	Global Eagle Entertainment, Inc	4,178
1,032		Global Payments, Inc	67,070
531	*,e	Glu Mobile, Inc	2,066
3,660	*	Google, Inc (Class A)	4,101,799
551	*	Guidewire Software, Inc	27,038
476		Hackett Group, Inc	2,956
451	e	Heartland Payment Systems, Inc	22,478
384	*	Higher One Holdings, Inc	3,748
1,028		IAC/InterActiveCorp	70,613
384	*	iGate Corp	15,421
266	*	Imperva, Inc	12,803
655	*	Infoblox, Inc	21,628
1,414	*	Informatica Corp	58,681
202	*	Interactive Intelligence, Inc	13,607
538	*	Internap Network Services Corp	4,046
14,101		International Business Machines Corp	2,644,925
4,061		Intuit, Inc	309,936
601	e	j2 Global, Inc	30,056
1,107		Jack Henry & Associates, Inc	65,545
522	*	Jive Software, Inc	5,872
298	*	Knot, Inc	4,428
958		Leidos Holdings, Inc	44,537
1,154		Lender Processing Services, Inc	43,137
884	*	Limelight Networks, Inc	1,750
1,371	*	LinkedIn Corp	297,274
704	*	Lionbridge Technologies	4,196
325	*,e	Liquidity Services, Inc	7,364
697	*	Liveperson, Inc	10,330
252	*	LogMeIn, Inc	8,455
187	*,e	magicJack VocalTec Ltd	2,229
311	*	Manhattan Associates, Inc	36,536
292		Mantech International Corp (Class A)	8,740

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

206	*	Marchex, Inc (Class B)	$1,782
1,603		Mastercard, Inc (Class A)	1,339,243
964		MAXIMUS, Inc	42,406
1,291		Mentor Graphics Corp	31,074
1,095	*	Micros Systems, Inc	62,820
113,410		Microsoft Corp	4,244,936
100	*	MicroStrategy, Inc (Class A)	12,424
461	*,e	Millennial Media, Inc	3,351
1,455	*,e	Mitek Systems, Inc	8,643
105	*	Model N, Inc	1,238
529	*	ModusLink Global Solutions, Inc	3,031
278	*	MoneyGram International, Inc	5,777
443		Monotype Imaging Holdings, Inc	14,114
1,800	*	Monster Worldwide, Inc	12,834
696	*	Move, Inc	11,129
467	*	Netscout Systems, Inc	13,819
458	*	NetSuite, Inc	47,183
874	*	NeuStar, Inc (Class A)	43,578
1,070	*	NIC, Inc	26,611
3,423	*	Nuance Communications, Inc	52,030
293	*,e	OpenTable, Inc	23,255
48,382		Oracle Corp	1,851,095
1,919	*	Pandora Media, Inc	51,045
4,510		Paychex, Inc	205,340
162		Pegasystems, Inc	7,967
320	*	Perficient, Inc	7,494
240	*	PRG-Schultz International, Inc	1,613
831	*	Progress Software Corp	21,465
282	*	Proofpoint, Inc	9,354
283	*	PROS Holdings, Inc	11,292
1,520	*	PTC, Inc	53,793
43		QAD, Inc (Class A)	759
1,081	*	QLIK Technologies, Inc	28,787
201	*	Qualys, Inc	4,645
335	*	QuinStreet, Inc	2,911
1,702	*	Rackspace Hosting, Inc	66,599
299	*	RealNetworks, Inc	2,257
606	*,e	RealPage, Inc	14,168
2,731	*	Red Hat, Inc	153,045
453	*	Responsys, Inc	12,417
127	*	Rosetta Stone, Inc	1,552
1,436	*	Rovi Corp	28,275
8,253	*	Salesforce.com, Inc	455,483
170		Sapiens International Corp NV	1,311
1,557	*	Sapient Corp	27,030
547		Science Applications International Corp	18,089
303	*	Sciquest, Inc	8,629
334	*	Seachange International, Inc	4,061
1,193	*	ServiceNow, Inc	66,820
634	*	ServiceSource International LLC	5,313
98	*,e	Shutterstock, Inc	8,196
860	*	SolarWinds, Inc	32,534
977		Solera Holdings, Inc	69,133
150	*,e	Spark Networks, Inc	924
1,343	*	Splunk, Inc	92,224
235	*	SPS Commerce, Inc	15,345
765	*	SS&C Technologies Holdings, Inc	33,859
192	*	Stamps.com, Inc	8,083
513	*	SupportSoft, Inc	1,944
460	*	Sykes Enterprises, Inc	10,033
9,764		Symantec Corp	230,235
328	*	Synchronoss Technologies, Inc	10,191
2,017	*	Synopsys, Inc	81,830
190	*	Syntel, Inc	17,280
402	*	TA Indigo Holding Corp	4,868
123	*	Tableau Software, Inc	8,478

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

925	*	Take-Two Interactive Software, Inc	$16,067
383	*,e	Tangoe, Inc	6,898
205	*	TeleNav, Inc	1,351
455	*	TeleTech Holdings, Inc	10,893
2,396	*	Teradata Corp	108,994
2,110	*	TIBCO Software, Inc	47,433
1,671	*	TiVo, Inc	21,924
2,318		Total System Services, Inc	77,143
174	*	Travelzoo, Inc	3,710
360	*,e	Trulia, Inc	12,697
683	*,e	Twitter, Inc	43,473
432	*	Tyler Technologies, Inc	44,120
362	*	Ultimate Software Group, Inc	55,466
586	*	Unisys Corp	19,672
150		United Online, Inc	2,064
1,081	*	Unwired Planet, Inc	1,492
1,094	*	Valueclick, Inc	25,567
1,310	*	Vantiv, Inc	42,719
248	*	Vasco Data Security International	1,917
1,365	*	VeriFone Systems, Inc	36,609
691	*	Verint Systems, Inc	29,672
1,932	*	VeriSign, Inc	115,495
574	*,e	VirnetX Holding Corp	11,141
265	*	Virtusa Corp	10,094
7,152		Visa, Inc (Class A)	1,592,607
527	*,e	VistaPrint Ltd	29,960
1,286	*	VMware, Inc (Class A)	115,367
202	*	Vocus, Inc	2,301
852	*,e	Vringo, Inc	2,522
552	*,e	WebMD Health Corp (Class A)	21,804
552	*	Website Pros, Inc	17,548
7,919		Western Union Co	136,603
583	*	Workday, Inc	48,482
12,391	*	Yahoo!, Inc	501,092
387	*	Yelp, Inc	26,684
367	*,e	Zillow, Inc	29,995
743	*	Zix Corp	3,388
7,662	*	Zynga, Inc	29,116

		TOTAL SOFTWARE & SERVICES	28,613,217

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
1,447	*,e	3D Systems Corp	134,470
806		Adtran, Inc	21,770
400	*	Agilysys, Inc	5,568
398	e	Alliance Fiber Optic Products, Inc	5,990
2,215		Amphenol Corp (Class A)	197,534
200	*	Anaren, Inc	5,598
356	*	Anixter International, Inc	31,983
12,731		Apple, Inc	7,143,491
1,549	*	ARRIS Group, Inc	37,741
1,424	*	Arrow Electronics, Inc	77,252
1,423	*	Aruba Networks, Inc	25,472
80	*	Audience, Inc	931
424	*	Avid Technology, Inc	3,456
1,830		Avnet, Inc	80,721
583		AVX Corp	8,121
245	*	AX Holding Corp	1,593
258		Badger Meter, Inc	14,061
100		Bel Fuse, Inc (Class B)	2,131
565		Belden CDT, Inc	39,804
750	*	Benchmark Electronics, Inc	17,310
226		Black Box Corp	6,735
5,865	*	Brocade Communications Systems, Inc	52,023
358	*	CalAmp Corp	10,013
469	*	Calix Networks, Inc	4,521

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

500	*	Checkpoint Systems, Inc	$7,885
1,254	*	Ciena Corp	30,008
72,703		Cisco Systems, Inc	1,632,182
1,084	*	Cognex Corp	41,387
306	*	Coherent, Inc	22,763
330		Comtech Telecommunications Corp	10,402
19,277		Corning, Inc	343,516
518	*	Cray, Inc	14,224
409		CTS Corp	8,143
423		Daktronics, Inc	6,633
185	*	Datalink Corp	2,017
932		Diebold, Inc	30,765
400	*	Digi International, Inc	4,848
769	*,e	Dolby Laboratories, Inc (Class A)	29,653
196	*	DTS, Inc	4,700
485	*	EchoStar Corp (Class A)	24,114
248		Electro Rent Corp	4,593
300		Electro Scientific Industries, Inc	3,138
630	*	Electronics for Imaging, Inc	24,400
29,057		EMC Corp	730,784
1,000	*	Emulex Corp	7,160
1,016	*	Extreme Networks, Inc	7,112
1,125	*	F5 Networks, Inc	102,218
252	*	Fabrinet	5,181
215	*	FARO Technologies, Inc	12,535
574		FEI Co	51,293
1,138	*	Finisar Corp	27,221
1,943		Flir Systems, Inc	58,484
1,128	*	Fusion-io, Inc	10,051
327	*	GSI Group, Inc	3,676
1,150	*	Harmonic, Inc	8,487
1,483		Harris Corp	103,528
670	*	Harris Stratex Networks, Inc (Class A)	1,514
25,953		Hewlett-Packard Co	726,165
1,947	*	Hutchinson Technology, Inc	6,230
400	*	Imation Corp	1,872
289	*	Immersion Corp	3,000
1,519	*,e	Infinera Corp	14,856
2,058	*	Ingram Micro, Inc (Class A)	48,281
655	*	Insight Enterprises, Inc	14,875
564	e	InterDigital, Inc	16,632
750	*,e	InvenSense, Inc	15,585
407	*,e	IPG Photonics Corp	31,587
477	*	Itron, Inc	19,762
743	*	Ixia	9,889
2,660		Jabil Circuit, Inc	46,390
3,054	*	JDS Uniphase Corp	39,641
7,406	*	Juniper Networks, Inc	167,153
1,680	*	Kemet Corp	9,475
172	*	KVH Industries, Inc	2,241
871	e	Lexmark International, Inc (Class A)	30,938
261		Littelfuse, Inc	24,255
315	*	Maxwell Technologies, Inc	2,448
187	*	Measurement Specialties, Inc	11,349
375	*	Mercury Computer Systems, Inc	4,106
30		Mesa Laboratories, Inc	2,357
447		Methode Electronics, Inc	15,283
3,405		Motorola, Inc	229,838
221		MTS Systems Corp	15,746
160	*	Multi-Fineline Electronix, Inc	2,222
1,200		National Instruments Corp	38,424
2,397	*	NCR Corp	81,642
290	*,e	Neonode, Inc	1,833
4,695		NetApp, Inc	193,152
454	*	Netgear, Inc	14,955
407	*	Newport Corp	7,355

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

252	*	Oplink Communications, Inc	$4,687
252	*	OSI Systems, Inc	13,384
542	*	Palo Alto Networks, Inc	31,149
232		Park Electrochemical Corp	6,663
935	*,e	Parkervision, Inc	4,254
196		PC Connection, Inc	4,871
230		PC-Tel, Inc	2,201
554		Plantronics, Inc	25,733
511	*	Plexus Corp	22,121
2,192	*	Polycom, Inc	24,616
248	*,e	Procera Networks, Inc	3,725
1,437	*	QLogic Corp	17,000
23,615		Qualcomm, Inc	1,753,414
4,721	*	Quantum Corp	5,665
301	*	Rackable Systems, Inc	4,036
187	*	Radisys Corp	428
485	*	RealD, Inc	4,142
181		Richardson Electronics Ltd	2,056
2,138	*	Riverbed Technology, Inc	38,655
383	*	Rofin-Sinar Technologies, Inc	10,349
200	*	Rogers Corp	12,300
571	*	Ruckus Wireless, Inc	8,108
3,191		SanDisk Corp	225,093
958	*	Sanmina Corp	15,999
321	*	Scansource, Inc	13,620
495	*	ShoreTel, Inc	4,594
3,028	*	Sonus Networks, Inc	9,538
416	*	Stratasys Ltd	56,035
258	*	Super Micro Computer, Inc	4,427
424	*,e	Synaptics, Inc	21,967
313	*	SYNNEX Corp	21,096
546	*	Tech Data Corp	28,174
70		Tessco Technologies, Inc	2,822
3,538	*	Trimble Navigation Ltd	122,769
971	*	TTM Technologies, Inc	8,331
166	*,e	Ubiquiti Networks, Inc	7,629
527	*,e	Universal Display Corp	18,108
529	*	Viasat, Inc	33,142
1,895	*	Vishay Intertechnology, Inc	25,128
161	*	Vishay Precision Group, Inc	2,397
662	*	Westell Technologies, Inc	2,681
2,772		Western Digital Corp	232,571
16,106		Xerox Corp	196,010
721	*	Zebra Technologies Corp (Class A)	38,992
198	*	Zygo Corp	2,926

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	16,246,047

TELECOMMUNICATION SERVICES - 2.1%
754	*	8x8, Inc	7,661
72,875		AT&T, Inc	2,562,285
105		Atlantic Tele-Network, Inc	5,940
201	*	Boingo Wireless, Inc	1,288
277	*	Cbeyond Communications, Inc	1,911
8,675		CenturyTel, Inc	276,299
3,005	*	Cincinnati Bell, Inc	10,698
706		Cogent Communications Group, Inc	28,529
526	e	Consolidated Communications Holdings, Inc	10,325
4,711	*	Crown Castle International Corp	345,929
269	*,e	Fairpoint Communications, Inc	3,042
13,108	e	Frontier Communications Corp	60,952
464	*	General Communication, Inc (Class A)	5,174
126	*	Hawaiian Telcom Holdco, Inc	3,701
170		HickoryTech Corp	2,181
164		IDT Corp (Class B)	2,931
686	*	inContact, Inc	5,358

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

391		Inteliquent, Inc	$4,465
504	*	Intelsat S.A.	11,360
641	*,e	Iridium Communications, Inc	4,013
710	*	Leap Wireless International, Inc	12,354
2,188	*	Level 3 Communications, Inc	72,576
181		Lumos Networks Corp	3,801
2,115	*,e	NII Holdings, Inc (Class B)	5,816
181		NTELOS Holdings Corp	3,662
430	*	Orbcomm, Inc	2,726
762	*	Premiere Global Services, Inc	8,832
1,798	*	SBA Communications Corp (Class A)	161,532
364		Shenandoah Telecom Co	9,344
12,219	*	Sprint Corp	131,354
82	*	Straight Path Communications, Inc	672
1,221		Telephone & Data Systems, Inc	31,477
2,257	*	T-Mobile US, Inc	75,925
420	*,e	Towerstream Corp	1,243
1,990	*	tw telecom inc (Class A)	60,635
200		US Cellular Corp	8,364
250		USA Mobility, Inc	3,570
38,896		Verizon Communications, Inc	1,911,350
1,236	*	Vonage Holdings Corp	4,116
7,924	e	Windstream Holdings, Inc	63,234

		TOTAL TELECOMMUNICATION SERVICES	5,926,625

TRANSPORTATION - 2.1%
776	*	Air Transport Services Group, Inc	6,278
1,055		Alaska Air Group, Inc	77,405
215	*	Allegiant Travel Co	22,670
100	*	Amerco, Inc	23,784
2,604	*,e	American Airlines Group, Inc	65,751
300		Arkansas Best Corp	10,104
331	*	Atlas Air Worldwide Holdings, Inc	13,621
1,415	*	Avis Budget Group, Inc	57,194
250		Celadon Group, Inc	4,870
2,175		CH Robinson Worldwide, Inc	126,889
795		Con-Way, Inc	31,569
448		Copa Holdings S.A. (Class A)	71,729
13,408		CSX Corp	385,748
11,596		Delta Air Lines, Inc	318,542
134	*	Echo Global Logistics, Inc	2,878
2,852		Expeditors International of Washington, Inc	126,201
4,308		FedEx Corp	619,361
548		Forward Air Corp	24,063
566	*	Genesee & Wyoming, Inc (Class A)	54,364
633	*,e	Hawaiian Holdings, Inc	6,096
666		Heartland Express, Inc	13,067
4,872	*	Hertz Global Holdings, Inc	139,437
500	*	Hub Group, Inc (Class A)	19,940
64		International Shipholding Corp	1,888
1,276		J.B. Hunt Transport Services, Inc	98,635
2,933	*,e	JetBlue Airways Corp	25,077
1,445		Kansas City Southern Industries, Inc	178,934
734	*	Kirby Corp	72,850
691		Knight Transportation, Inc	12,673
644	*	Landstar System, Inc	36,998
576		Marten Transport Ltd	11,629
519		Matson, Inc	13,551
4,137		Norfolk Southern Corp	384,038
931	*	Old Dominion Freight Line	49,362
443	*	Pacer International, Inc	3,659
96	*	Park-Ohio Holdings Corp	5,030
48	*	Patriot Transportation Holding, Inc	1,992
772	*	Quality Distribution, Inc	9,905
908	*	Republic Airways Holdings, Inc	9,707

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

231	*	Roadrunner Transportation Services Holdings, Inc	$6,225
655		Ryder System, Inc	48,326
358	*	Saia, Inc	11,474
692		Skywest, Inc	10,262
9,469		Southwest Airlines Co	178,396
1,033	*	Spirit Airlines, Inc	46,909
985	*,e	Swift Transportation Co, Inc	21,877
4,736	*	UAL Corp	179,163
6,413		Union Pacific Corp	1,077,384
9,765		United Parcel Service, Inc (Class B)	1,026,106
68		Universal Truckload Services, Inc	2,075
1,203		UTI Worldwide, Inc	21,125
511		Werner Enterprises, Inc	12,637
546	*	Wesco Aircraft Holdings, Inc	11,968
575	*,e	XPO Logistics, Inc	15,117
521	*,e	YRC Worldwide, Inc	9,050

		TOTAL TRANSPORTATION	5,815,583

UTILITIES - 2.9%
8,134		AES Corp	118,024
1,553		AGL Resources, Inc	73,348
597		Allete, Inc	29,778
1,575		Alliant Energy Corp	81,270
3,162		Ameren Corp	114,338
6,494		American Electric Power Co, Inc	303,530
893		American States Water Co	25,656
2,339		American Water Works Co, Inc	98,846
2,303		Aqua America, Inc	54,328
77		Artesian Resources Corp	1,767
1,866		Atlantic Power Corp	6,494
1,189		Atmos Energy Corp	54,004
912		Avista Corp	25,709
557		Black Hills Corp	29,248
1,228		California Water Service Group	28,330
5,138	*	Calpine Corp	100,242
5,553		Centerpoint Energy, Inc	128,719
107		Chesapeake Utilities Corp	6,422
937		Cleco Corp	43,683
3,466		CMS Energy Corp	92,785
98		Connecticut Water Service, Inc	3,480
3,841		Consolidated Edison, Inc	212,330
160		Consolidated Water Co, Inc	2,256
90		Delta Natural Gas Co, Inc	2,014
8,045		Dominion Resources, Inc	520,431
2,254		DTE Energy Co	149,643
9,563		Duke Energy Corp	659,943
1,312	*,e	Dynegy, Inc	28,234
4,173		Edison International	193,210
600		El Paso Electric Co	21,066
1,184		Empire District Electric Co	26,865
2,379		Entergy Corp	150,519
11,226		Exelon Corp	307,480
5,665		FirstEnergy Corp	186,832
780	*	Genie Energy Ltd	7,964
2,017		Great Plains Energy, Inc	48,892
1,618	e	Hawaiian Electric Industries, Inc	42,165
750		Idacorp, Inc	38,880
1,029		Integrys Energy Group, Inc	55,988
695		ITC Holdings Corp	66,595
584		Laclede Group, Inc	26,595
2,402		MDU Resources Group, Inc	73,381
560		MGE Energy, Inc	32,424
155		Middlesex Water Co	3,246
960		National Fuel Gas Co	68,544
646		New Jersey Resources Corp	29,871

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,590		NextEra Energy, Inc	$478,616
4,022		NiSource, Inc	132,243
4,073		Northeast Utilities	172,654
333		Northwest Natural Gas Co	14,259
691		NorthWestern Corp	29,934
4,229		NRG Energy, Inc	121,457
402		NRG Yield, Inc	16,084
2,582		OGE Energy Corp	87,530
2,664		Oneok, Inc	165,648
240		Ormat Technologies, Inc	6,530
540		Otter Tail Corp	15,806
304	*	Pattern Energy Group, Inc	9,214
3,306	e	Pepco Holdings, Inc	63,244
5,797		PG&E Corp	233,503
992		Piedmont Natural Gas Co, Inc	32,895
1,599		Pinnacle West Capital Corp	84,619
1,049		PNM Resources, Inc	25,302
1,142		Portland General Electric Co	34,488
8,198		PPL Corp	246,678
6,572		Public Service Enterprise Group, Inc	210,567
2,481		Questar Corp	57,038
1,959		SCANA Corp	91,936
3,192		Sempra Energy	286,514
322		SJW Corp	9,592
487		South Jersey Industries, Inc	27,253
11,450		Southern Co	470,710
587		Southwest Gas Corp	32,819
2,812	e	TECO Energy, Inc	48,479
1,493		UGI Corp	61,900
895		UIL Holdings Corp	34,681
126		Unitil Corp	3,842
692		UNS Energy Corp	41,416
1,082		Vectren Corp	38,411
1,868		Westar Energy, Inc	60,094
691		WGL Holdings, Inc	27,681
2,979		Wisconsin Energy Corp	123,152
6,471		Xcel Energy, Inc	180,800
142		York Water Co	2,972

		TOTAL UTILITIES	8,155,930

		TOTAL COMMON STOCKS (Cost $179,389,417)	280,707,717

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
1,522		EXCO Resources, Inc	243
303	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	243

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	*,m	Forest Laboratories, Inc CVR	112
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177

SOFTWARE & SERVICES - 0.0%
299	*,m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	420

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
6,943,725	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$6,943,725

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,943,725

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,943,725)	6,943,725

		TOTAL INVESTMENTS - 101.6% (Cost $186,333,142)	287,651,862
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(4,535,339)

		NET ASSETS - 100.0%	$283,116,523

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,781,019.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

FRANCE - 20.5%
80,842		Accor S.A.	$3,818,156
1,853	e	Atos Origin S.A.	167,889
13,716		BNP Paribas	1,069,947
58,086		Bouygues S.A.	2,196,568
49,438		Compagnie de Saint-Gobain	2,723,392
13,147		Compagnie Generale d’Optique Essilor International S.A.	1,398,937
4,095		Eiffage S.A.	236,016
28,024		European Aeronautic Defence and Space Co	2,151,407
2,367		Nexity	89,323
5,183	*	Numericable SAS	188,239
35,662		Renault S.A.	2,869,948
28,898		Societe Television Francaise 1	556,913
899		Technip S.A.	86,538
4,364		Vinci S.A.	286,851
84,449		Vivendi Universal S.A.	2,227,545

		TOTAL FRANCE	20,067,669

GERMANY - 10.0%
29,271		Bayer AG.	4,109,955
10,912		Henkel KGaA (Preference)	1,268,350
51,393		SAP AG.	4,456,881

		TOTAL GERMANY	9,835,186

GREECE - 5.0%
76,311	*	Hellenic Telecommunications Organization S.A.	1,016,391
321,940	*	National Bank of Greece S.A.	1,728,388
1,001,555	*	Piraeus Bank S.A.	2,117,552

		TOTAL GREECE	4,862,331

HONG KONG - 0.0%
503		Hong Kong Exchanges and Clearing Ltd	8,408

		TOTAL HONG KONG	8,408

INDIA - 6.8%
13,811		Eicher Motors Ltd	1,111,009
125,140		HDFC Bank Ltd	1,349,947
89,242		IndusInd Bank Ltd	608,558
18,393	*	Just Dial Ltd	429,330
117,347		Larsen & Toubro Ltd	2,035,242
227,687		Mahindra & Mahindra Financial Services Ltd	1,183,223

		TOTAL INDIA	6,717,309

INDONESIA - 0.5%

976,500		PT Indofood Sukses Makmur Tbk	530,672

		TOTAL INDONESIA	530,672

ITALY - 0.3%
45,659		UniCredit S.p.A	336,810

		TOTAL ITALY	336,810

JAPAN - 13.1%
1,600		Daikin Industries Ltd	99,844
25,000		Daiwa House Industry Co Ltd	484,380
6,622		Denso Corp	349,831

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

8,200		Don Quijote Co Ltd	$497,085
550		Fanuc Ltd	100,782
1,100		Fast Retailing Co Ltd	454,325
59,000		Hoya Corp	1,640,901
53,000		J Front Retailing Co Ltd	402,072
1,103		Kao Corp	34,725
980		Komatsu Ltd	20,121
19,000		Matsui Securities Co Ltd	244,033
601,000	*	Mazda Motor Corp	3,114,419
993		Mitsubishi Corp	19,064
8,016		Mitsubishi Electric Corp	100,797
11,000		Mitsubishi Heavy Industries Ltd	68,129
29,153		Mitsubishi UFJ Financial Group, Inc	193,558
5,000		Mitsui Trust Holdings, Inc	26,456
550		Nitto Denko Corp	23,257
1,050		NOK Corp	17,198
1,453		Nomura Holdings, Inc	11,229
63,125	*	Olympus Corp	2,002,119
3,400		Oriental Land Co Ltd	490,327
38,000		Sekisui House Ltd	531,741
950	e	Sony Corp	16,376
1,750		Sumitomo Corp	21,994
226,000		Sumitomo Heavy Industries Ltd	1,041,376
2,200		Sumitomo Metal Mining Co Ltd	28,827
2,000		Suruga Bank Ltd	35,915
12,300		Toyota Motor Corp	749,993

		TOTAL JAPAN	12,820,874

MEXICO - 0.1%
8,500	e	Grupo Financiero Banorte S.A. de C.V.	59,477

		TOTAL MEXICO	59,477

NETHERLANDS - 2.7%
3,794		ASML Holding NV	355,352
161,615	*	ING Groep NV	2,257,523
172		Royal Dutch Shell plc (A Shares)	6,164

		TOTAL NETHERLANDS	2,619,039

SINGAPORE - 1.1%
882,000	e	Genting International plc	1,048,863

		TOTAL SINGAPORE	1,048,863

SPAIN - 2.2%
172,085		Banco Bilbao Vizcaya Argentaria S.A.	2,128,783

		TOTAL SPAIN	2,128,783

SWEDEN - 5.8%
140,648		SKF AB (B Shares)	3,688,548
48,548		Trelleborg AB (B Shares)	966,801
81,544		Volvo AB (B Shares)	1,072,987

		TOTAL SWEDEN	5,728,336

SWITZERLAND - 7.8%
55,722		Adecco S.A.	4,423,584
2,867		Burckhardt Compression Holding AG.	1,256,653
68,807		Clariant AG.	1,259,378
51		Givaudan S.A.	72,959
2,998		Swatch Group AG. Reg	337,943
17,892		UBS AG. (Switzerland)	342,584

		TOTAL SWITZERLAND	7,693,101

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 22.9%
18,632		ARM Holdings plc	$338,783
28,356		Barclays plc	128,223
3,398		BG Group plc	73,119
383,454		British Sky Broadcasting plc	5,359,237
91,393		Drax Group plc	1,212,644
126,994		Filtrona plc	1,809,068
1,786,422	*	Lloyds TSB Group plc	2,344,119
598,237		Man Group plc	845,118
261,770	*	Ocado Ltd	1,919,928
11,205		Reckitt Benckiser Group plc	890,079
44,423		Reed Elsevier plc	662,507
297,279	*	Royal Mail plc	2,805,991
305,936		Tate & Lyle plc	4,103,943

		TOTAL UNITED KINGDOM	22,492,759

		TOTAL COMMON STOCKS (Cost $85,208,251)	96,949,617

RIGHTS / WARRANTS - 0.1%

GREECE - 0.1%
109,300		Piraeus Bank S.A.	114,727

		TOTAL GREECE	114,727

		TOTAL RIGHTS / WARRANTS (Cost $90,493)	114,727

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
873,168	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	873,168

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	873,168

		TOTAL SHORT-TERM INVESTMENTS (Cost $873,168)	873,168

		TOTAL INVESTMENTS - 99.8% (Cost $86,171,912)	97,937,512
		OTHER ASSETS & LIABILITIES, NET - 0.2%	168,329

		NET ASSETS - 100.0%	$98,105,841

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $828,040.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2013

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$26,427,156	26.8%
CONSUMER DISCRETIONARY	23,474,425	23.9
FINANCIALS	17,618,956	18.0
HEALTH CARE	7,511,011	7.7
INFORMATION TECHNOLOGY	7,389,136	7.5
CONSUMER STAPLES	6,827,769	7.0
TELECOMMUNICATION SERVICES	3,243,936	3.3
MATERIALS	3,193,489	3.3
UTILITIES	1,212,644	1.2
ENERGY	165,822	0.2
SHORT-TERM INVESTMENTS	873,168	0.9
OTHER ASSETS & LIABILITIES, NET	168,329	0.2

NET ASSETS	$98,105,841	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.4%

CAPITAL GOODS - 0.1%
$199,000	i	Apex Tool Group LLC	4.500%	01/31/20	$199,697

		TOTAL CAPITAL GOODS			199,697

CONSUMER SERVICES - 0.1%
225,000	i	ARAMARK Corp	4.000	09/07/19	226,312

		TOTAL CONSUMER SERVICES			226,312

MEDIA - 0.2%
99,250	i	Univision Communications, Inc	4.000	03/01/20	99,622
198,000	i	Windstream Corp	3.500	01/23/20	198,125

		TOTAL MEDIA			297,747

		TOTAL BANK LOAN OBLIGATIONS (Cost $720,497)			723,756

BONDS - 95.7%

CORPORATE BONDS - 36.9%

BANKS - 3.6%
200,000	g	Banco de Credito del Peru	5.375	09/16/20	208,000
150,000	g	Banco del Estado de Chile	3.875	02/08/22	146,419
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	188,500
110,000		Bancolombia S.A.	5.950	06/03/21	114,400
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	152,247
50,000		BB&T Corp	2.050	06/19/18	49,502
250,000		BDO Unibank, Inc	4.500	02/16/17	259,375
200,000	g	Caixa Economica Federal	2.375	11/06/17	185,750
60,000		Capital One Bank USA NA	3.375	02/15/23	55,781
75,000		Capital One Financial Corp	1.000	11/06/15	74,967
100,000		Citigroup, Inc	6.675	09/13/43	115,063
75,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	75,409
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	96,899
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	125,877
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	318,026
50,000	g	HSBC Bank plc	1.500	05/15/18	48,823
150,000	g	HSBC Bank plc	4.125	08/12/20	158,713
225,000		HSBC USA, Inc	2.375	02/13/15	229,583
150,000		HSBC USA, Inc	1.625	01/16/18	147,909
200,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	204,292
60,000		JPMorgan Chase & Co	5.125	09/15/14	61,816
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	89,750
50,000		PNC Bank NA	2.700	11/01/22	45,323
600,000		PNC Bank NA	2.950	01/30/23	552,188
100,000		PNC Funding Corp	5.125	02/08/20	112,316
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	185,325
500,000		Royal Bank of Canada	1.200	09/19/17	495,416
175,000		Royal Bank of Canada	2.200	07/27/18	175,711
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	103,406
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,864
200,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	174,980
200,000	g	Turkiye Is Bankasi	5.500	04/21/19	197,840
150,000		Union Bank NA	2.125	06/16/17	150,691
125,000		UnionBanCal Corp	3.500	06/18/22	122,611
200,000		US Bancorp	1.650	05/15/17	200,420

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		US Bancorp	2.950%	07/15/22	$116,141
350,000		Wells Fargo & Co	1.500	07/01/15	354,922
200,000		Wells Fargo & Co	1.500	01/16/18	198,708
250,000		Wells Fargo & Co	5.375	11/02/43	256,002
102,000	g	Wells Fargo & Co	5.606	01/15/44	105,946
50,000		Westpac Banking Corp	3.000	08/04/15	51,945

		TOTAL BANKS			6,758,856

CAPITAL GOODS - 1.1%
200,000		Caterpillar, Inc	1.375	05/27/14	200,775
250,000		Caterpillar, Inc	1.500	06/26/17	248,788
155,000		Crown Americas LLC	4.500	01/15/23	144,925
100,000	g	EADS Finance BV	2.700	04/17/23	91,708
200,000		Eaton Corp	1.500	11/02/17	196,066
100,000		Eaton Corp	4.000	11/02/32	91,841
100,000	g	Schaeffler Finance BV	4.750	05/15/21	99,750
150,000		Seagate HDD Cayman	7.000	11/01/21	165,563
300,000	g	Seagate HDD Cayman	4.750	06/01/23	280,500
111,000	g	Sealed Air Corp	8.125	09/15/19	124,598
111,000	g	Sealed Air Corp	8.375	09/15/21	125,985
70,000	g	Sealed Air Corp	5.250	04/01/23	68,075
120,000		SPX Corp	6.875	09/01/17	135,600
125,000		United Technologies Corp	1.800	06/01/17	126,927
50,000		United Technologies Corp	4.500	06/01/42	48,554

		TOTAL CAPITAL GOODS			2,149,655

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000	g	ADT Corp	6.250	10/15/21	105,000
75,000		Republic Services, Inc	3.800	05/15/18	79,435
250,000		Republic Services, Inc	3.550	06/01/22	241,059
250,000		Waste Management, Inc	2.600	09/01/16	258,043
100,000		Waste Management, Inc	2.900	09/15/22	92,638

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			776,175

CONSUMER DURABLES & APPAREL - 0.5%
275,000		DR Horton, Inc	4.750	05/15/17	290,812
130,000		Hanesbrands, Inc	6.375	12/15/20	142,025
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	110,125
400,000		PVH Corp	4.500	12/15/22	379,000
100,000		Whirlpool Corp	3.700	03/01/23	95,596

		TOTAL CONSUMER DURABLES & APPAREL			1,017,558

CONSUMER SERVICES - 0.4%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	108,500
100,000	g	ARAMARK Corp	5.750	03/15/20	104,500
150,000		DineEquity, Inc	9.500	10/30/18	166,500
50,000	g	GLP Capital LP	4.375	11/01/18	51,125
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	150,559
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	99,325
100,000		Walt Disney Co	0.450	12/01/15	99,898

		TOTAL CONSUMER SERVICES			780,407

DIVERSIFIED FINANCIALS - 5.7%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	102,731
40,000		Abbey National Treasury Services plc	4.000	04/27/16	42,472
125,000		American Express Centurion Bank	6.000	09/13/17	143,409
1,325,000		American Express Credit Corp	1.300	07/29/16	1,335,253
1,275,000		American Express Credit Corp	2.125	07/27/18	1,277,141
100,000	g	Bangkok Bank PCL	4.800	10/18/20	103,175
200,000		Bank of America Corp	5.300	03/15/17	220,444
475,000		Bank of America Corp	4.100	07/24/23	477,015
150,000		Bank of America Corp	5.875	02/07/42	171,553

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Bank of New York Mellon Corp	5.450%	05/15/19	$56,809
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	159,000
50,000		BlackRock, Inc	3.500	12/10/14	51,461
150,000		BlackRock, Inc	4.250	05/24/21	158,712
400,000		Capital One Financial Corp	4.750	07/15/21	425,340
50,000		Citigroup, Inc	5.000	09/15/14	51,424
34,000		Citigroup, Inc	5.500	10/15/14	35,263
100,000		Citigroup, Inc	2.250	08/07/15	102,078
350,000		Citigroup, Inc	3.500	05/15/23	326,127
400,000		Citigroup, Inc	4.950	11/07/43	398,435
200,000		Export-Import Bank of Korea	2.875	09/17/18	202,362
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	69,925
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	259,829
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	40,545
225,000		Ford Motor Credit Co LLC	4.375	08/06/23	226,206
750,000		General Electric Capital Corp	3.100	01/09/23	711,568
125,000	g	General Motors Financial Co, Inc	2.750	05/15/16	126,562
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	154,549
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	27,814
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	57,620
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	104,738
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	206,753
35,000	g	International Lease Finance Corp	6.500	09/01/14	36,181
130,000		International Lease Finance Corp	5.750	05/15/16	139,263
100,000		International Lease Finance Corp	3.875	04/15/18	100,250
150,000		International Lease Finance Corp	5.875	08/15/22	149,625
200,000	g	Inversiones CMPC S.A.	4.375	05/15/23	186,387
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	230,581
325,000		Morgan Stanley	1.750	02/25/16	329,363
250,000		Morgan Stanley	6.375	07/24/42	292,820
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	67,619
100,000	g	Perrigo Co Ltd	4.000	11/15/23	98,110
100,000	g	Perrigo Co Ltd	5.300	11/15/43	98,155
75,000		State Street Corp	4.300	05/30/14	76,205
125,000		State Street Corp	3.100	05/15/23	116,226
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	75,333
100,000		SunTrust Bank	2.750	05/01/23	90,668
100,000		Toyota Motor Credit Corp	2.050	01/12/17	102,199
200,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	187,300
250,000	g	UBS AG.	1.875	01/23/15	253,500
175,000		Unilever Capital Corp	2.200	03/06/19	174,775
50,000		Unilever Capital Corp	4.250	02/10/21	53,620
70,000	g	Waha Aerospace BV	3.925	07/28/20	73,500

		TOTAL DIVERSIFIED FINANCIALS			10,757,993

ENERGY - 4.2%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	55,703
30,000		Anadarko Petroleum Corp	6.950	06/15/19	35,707
100,000		Apache Corp	1.750	04/15/17	100,202
205,000		Apache Corp	4.750	04/15/43	198,839
375,000		Ashland, Inc	3.875	04/15/18	379,687
250,000		BP Capital Markets plc	1.375	05/10/18	242,637
250,000		Chevron Corp	2.355	12/05/22	227,397
155,000		Cimarex Energy Co	5.875	05/01/22	163,912
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	104,375
150,000		Concho Resources, Inc	5.500	04/01/23	154,500
100,000		ConocoPhillips	6.500	02/01/39	125,402
105,000		Continental Resources, Inc	5.000	09/15/22	109,069
175,000		Devon Energy Corp	1.875	05/15/17	176,275
50,000		Devon Energy Corp	5.600	07/15/41	52,105
50,000		Devon Energy Corp	4.750	05/15/42	46,365
110,000		Ecopetrol S.A.	4.250	09/18/18	116,050
60,000		Ecopetrol S.A.	5.875	09/18/23	63,300
300,000	g	EDC Finance Ltd	4.875	04/17/20	291,375

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Enbridge Energy Partners LP	5.200%	03/15/20	$26,836
25,000		Enterprise Products Operating LLC	5.000	03/01/15	26,186
250,000		Enterprise Products Operating LLC	4.850	03/15/44	235,100
75,000		EOG Resources, Inc	2.625	03/15/23	68,233
200,000	g	Gazprom Neft OAO	4.375	09/19/22	183,250
200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	193,000
75,000		Hess Corp	5.600	02/15/41	78,159
350,000	g	Indo Energy Finance II BV	6.375	01/24/23	287,875
50,000		Marathon Petroleum Corp	3.500	03/01/16	52,211
50,000		Newfield Exploration Co	5.625	07/01/24	49,750
150,000		Noble Energy, Inc	5.250	11/15/43	149,877
25,000		Noble Holding International Ltd	3.450	08/01/15	25,923
75,000		Noble Holding International Ltd	4.900	08/01/20	79,153
100,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	100,750
110,000		Pemex Project Funding Master Trust	6.625	06/15/35	115,775
200,000	g	Pertamina Persero PT	4.300	05/20/23	174,000
100,000	i	Petrobras Global Finance BV	1.857	05/20/16	99,750
100,000	i	Petrobras Global Finance BV	2.384	01/15/19	98,000
100,000		Petrobras International Finance Co	3.875	01/27/16	102,946
175,000		Petrobras International Finance Co	3.500	02/06/17	176,601
60,000		Petrobras International Finance Co	7.875	03/15/19	67,965
50,000		Petroleos Mexicanos	4.875	03/15/15	52,350
250,000		Petroleos Mexicanos	3.500	07/18/18	256,562
20,000		Petroleos Mexicanos	8.000	05/03/19	24,200
90,000		Petroleos Mexicanos	5.500	01/21/21	96,750
200,000		Petroleos Mexicanos	3.500	01/30/23	183,250
110,000		Petroleos Mexicanos	6.500	06/02/41	114,950
125,000		Petroleos Mexicanos	5.500	06/27/44	114,062
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	125,250
100,000		Phillips 66	1.950	03/05/15	101,393
45,000		Precision Drilling Corp	6.500	12/15/21	47,925
200,000	g	PTT Exploration & Production PCL	3.707	09/16/18	203,109
200,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	213,128
200,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	183,500
125,000	g	Schlumberger Investment S.A.	2.400	08/01/22	114,566
75,000		Shell International Finance BV	4.300	09/22/19	82,209
75,000		Shell International Finance BV	4.550	08/12/43	73,151
25,000		Statoil ASA	2.900	10/15/14	25,504
100,000		Statoil ASA	1.200	01/17/18	97,611
200,000		Statoil ASA	2.450	01/17/23	182,303
100,000		Total Capital Canada Ltd	1.450	01/15/18	98,861
150,000		Total Capital International S.A.	1.500	02/17/17	150,274
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	108,841
85,000		Vale Overseas Ltd	4.375	01/11/22	82,585
25,000		Vale Overseas Ltd	6.875	11/21/36	25,819
50,000		Valero Energy Corp	4.500	02/01/15	51,985

		TOTAL ENERGY			7,844,378

FOOD & STAPLES RETAILING - 0.3%
50,000		CVS Caremark Corp	3.250	05/18/15	51,683
125,000		CVS Caremark Corp	4.000	12/05/23	124,736
100,000		CVS Caremark Corp	5.300	12/05/43	103,416
200,000		Ingles Markets, Inc	5.750	06/15/23	196,000

		TOTAL FOOD & STAPLES RETAILING			475,835

FOOD, BEVERAGE & TOBACCO - 1.2%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	208,200
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	199,580
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	115,621
25,000		Campbell Soup Co	2.500	08/02/22	22,054
375,000		Coca-Cola Co	3.200	11/01/23	360,683
100,000		ConAgra Foods, Inc	1.300	01/25/16	100,173
150,000	g	Corp Lindley S.A.	6.750	11/23/21	158,250

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Diageo Capital plc	2.625%	04/29/23	$136,759
200,000	g	Embotelladora Andina S.A.	5.000	10/01/23	200,662
55,000		General Mills, Inc	5.200	03/17/15	57,990
300,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	297,477
135,000		Kraft Foods, Inc	6.500	02/09/40	161,325
5,000		PepsiCo, Inc	7.900	11/01/18	6,250
175,000	g	Pernod Ricard S.A.	4.250	07/15/22	174,554
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,273
100,000		TreeHouse Foods, Inc	7.750	03/01/18	104,750

		TOTAL FOOD, BEVERAGE & TOBACCO			2,339,601

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
110,000		Baxter International, Inc	3.200	06/15/23	105,088
50,000		Becton Dickinson & Co	1.750	11/08/16	50,930
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,733
100,000		Covidien International Finance S.A.	3.200	06/15/22	96,429
175,000		Edwards Lifesciences Corp	2.875	10/15/18	173,979
500,000		Express Scripts Holding Co	2.100	02/12/15	507,247
100,000		Express Scripts Holding Co	3.900	02/15/22	100,095
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	137,800
40,000		HCA, Inc	6.500	02/15/20	43,950
150,000		HCA, Inc	5.875	03/15/22	154,875
100,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	98,099
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,701
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	99,069
100,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	99,050
125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	126,397

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,970,442

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	75,476
50,000		Colgate-Palmolive Co	2.300	05/03/22	45,845

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			121,321

INSURANCE - 2.3%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	51,224
125,000		Aetna, Inc	1.500	11/15/17	123,161
100,000		Allstate Corp	3.150	06/15/23	94,834
100,000		Allstate Corp	4.500	06/15/43	94,617
125,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	122,148
250,000	g,i	Caelus Re Ltd	5.316	03/07/16	253,450
100,000		Chubb Corp	6.000	05/11/37	116,815
20,000		CIGNA Corp	5.125	06/15/20	22,183
100,000		CIGNA Corp	4.500	03/15/21	106,274
425,000	g	Five Corners Funding Trust	4.419	11/15/23	418,932
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	77,917
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	106,362
25,000		Lincoln National Corp	7.000	06/15/40	31,322
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,565
100,000		MetLife, Inc	6.750	06/01/16	113,703
300,000		MetLife, Inc	4.368	09/15/23	306,266
100,000		Principal Financial Group, Inc	1.850	11/15/17	99,096
150,000		Progressive Corp	3.750	08/23/21	152,936
175,000		Prudential Financial, Inc	5.400	06/13/35	180,752
100,000		Prudential Financial, Inc	5.100	08/15/43	99,316
475,000	i	Prudential Financial, Inc	5.200	03/15/44	459,563
100,000	g	Prudential Funding LLC	6.750	09/15/23	120,086
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	92,080
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	107,418
25,000		Travelers Cos, Inc	5.800	05/15/18	28,799
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,500
100,000		UnitedHealth Group, Inc	1.400	10/15/17	98,737
125,000		UnitedHealth Group, Inc	3.950	10/15/42	106,008

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		WellPoint, Inc	3.125%	05/15/22	$234,470
150,000		WellPoint, Inc	4.625	05/15/42	138,632
150,000		Willis Group Holdings plc	4.125	03/15/16	157,040
25,000		WR Berkley Corp	5.375	09/15/20	26,916

		TOTAL INSURANCE			4,317,122

MATERIALS - 1.9%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	37,880
10,000		Airgas, Inc	4.500	09/15/14	10,259
35,000		ArcelorMittal	4.250	08/05/15	36,225
60,000		ArcelorMittal	5.000	02/25/17	64,350
32,000		Ball Corp	6.750	09/15/20	34,800
375,000		Ball Corp	4.000	11/15/23	335,625
125,000		Barrick North America Finance LLC	4.400	05/30/21	120,356
100,000		Corning, Inc	1.450	11/15/17	98,564
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	195,615
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	179,903
207,000		Crown Americas LLC	6.250	02/01/21	224,595
125,000		Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	124,695
200,000	g	Glencore Funding LLC	2.500	01/15/19	193,663
500,000		International Paper Co	4.750	02/15/22	524,210
50,000		International Paper Co	7.300	11/15/39	61,736
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,459
135,000		Rio Tinto Finance USA plc	2.250	12/14/18	134,334
150,000		Rio Tinto Finance USA plc	2.875	08/21/22	139,804
295,000		Rock Tenn Co	3.500	03/01/20	290,157
100,000		Rosetta Resources, Inc	5.625	05/01/21	99,750
225,000		Sherwin-Williams Co	1.350	12/15/17	219,085
100,000		Teck Resources Ltd	2.500	02/01/18	100,604
150,000		Teck Resources Ltd	3.750	02/01/23	139,819
25,000		Teck Resources Ltd	6.000	08/15/40	23,897
25,000		Teck Resources Ltd	5.200	03/01/42	22,065
200,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	175,980

		TOTAL MATERIALS			3,639,430

MEDIA - 2.1%
100,000		Cinemark USA, Inc	4.875	06/01/23	94,000
675,000		Comcast Corp	4.250	01/15/33	627,021
100,000		DIRECTV Holdings LLC	2.400	03/15/17	101,806
150,000		DIRECTV Holdings LLC	3.800	03/15/22	144,095
100,000		Discovery Communications LLC	3.300	05/15/22	94,680
125,000		Discovery Communications LLC	4.875	04/01/43	115,311
175,000		DISH DBS Corp	4.250	04/01/18	178,500
200,000		Grupo Televisa S.A.	6.000	05/15/18	222,764
320,000		Lamar Media Corp	7.875	04/15/18	338,000
100,000		Lamar Media Corp	5.875	02/01/22	102,500
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	97,666
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	122,272
500,000		News America, Inc	3.000	09/15/22	470,026
50,000		News America, Inc	6.900	08/15/39	59,592
35,000		Nielsen Finance LLC	7.750	10/15/18	37,800
225,000		Time Warner Cable, Inc	8.250	04/01/19	263,589
45,000		Time Warner Cable, Inc	4.500	09/15/42	34,090
50,000		Time Warner, Inc	3.150	07/15/15	51,800
50,000		Time Warner, Inc	6.500	11/15/36	56,494
250,000		Time Warner, Inc	4.900	06/15/42	237,323
200,000	g	Univision Communications, Inc	5.125	05/15/23	199,750
200,000		Viacom, Inc	1.250	02/27/15	200,996
115,000		Viacom, Inc	2.500	12/15/16	118,932
125,000		Viacom, Inc	5.850	09/01/43	131,403

		TOTAL MEDIA			4,100,410

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
$170,000		Endo Pharmaceuticals Holdings, Inc	7.000%	07/15/19	$181,900
65,000		Life Technologies Corp	3.500	01/15/16	67,707
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	53,859
125,000		Mylan, Inc	2.550	03/28/19	123,752
172,000	g	Mylan, Inc	7.875	07/15/20	194,625
150,000		NBTY, Inc	9.000	10/01/18	164,438
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	105,375
100,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	100,500
100,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	98,957
100,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	93,272

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,184,385

REAL ESTATE - 1.0%
30,000		AMB Property LP	4.500	08/15/17	32,401
35,000		Camden Property Trust	4.625	06/15/21	36,683
100,000		Camden Property Trust	2.950	12/15/22	90,364
100,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	97,169
100,000		Developers Diversified Realty Corp	4.750	04/15/18	107,874
40,000		Developers Diversified Realty Corp	7.875	09/01/20	49,415
100,000		Federal Realty Investment Trust	3.000	08/01/22	93,450
200,000		Federal Realty Investment Trust	2.750	06/01/23	179,733
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,170
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	92,517
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	92,145
225,000		Kilroy Realty LP	3.800	01/15/23	209,825
100,000		Mid-America Apartments LP	4.300	10/15/23	97,224
50,000		National Retail Properties, Inc	5.500	07/15/21	54,352
100,000		National Retail Properties, Inc	3.300	04/15/23	90,788
25,000		Simon Property Group LP	5.250	12/01/16	27,671
100,000		Simon Property Group LP	2.800	01/30/17	103,431
40,000		Simon Property Group LP	10.350	04/01/19	54,127
15,000		Ventas Realty LP	3.125	11/30/15	15,600
150,000		Ventas Realty LP	2.000	02/15/18	147,451
50,000		Ventas Realty LP	3.250	08/15/22	46,324
100,000		Weingarten Realty Investors	3.500	04/15/23	91,932

		TOTAL REAL ESTATE			1,837,646

RETAILING - 1.8%
200,000		AmeriGas Finance LLC	3.750	05/01/21	188,000
130,000		AmeriGas Partners LP	6.250	08/20/19	139,750
100,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	101,492
100,000	g	BC Mountain LLC	7.000	02/01/21	101,000
125,000		Home Depot, Inc	2.250	09/10/18	126,719
132,000		Limited Brands, Inc	6.625	04/01/21	144,870
205,000		Limited Brands, Inc	5.625	02/15/22	209,612
225,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	203,630
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	36,111
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	699,710
100,000	g	QVC, Inc	7.500	10/01/19	107,785
510,000	g	QVC, Inc	7.375	10/15/20	549,826
100,000		QVC, Inc	5.125	07/02/22	98,911
385,000		Sally Holdings LLC	5.750	06/01/22	400,400
100,000		Sonic Automotive, Inc	5.000	05/15/23	93,750
200,000	g	WEX, Inc	4.750	02/01/23	184,000

		TOTAL RETAILING			3,385,566

SOFTWARE & SERVICES - 0.9%
100,000	g	Activision Blizzard, Inc	5.625	09/15/21	103,500
100,000		Equinix, Inc	4.875	04/01/20	99,500
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,194,863
100,000	g	NCR Escrow Corp	5.875	12/15/21	101,875
50,000		Oracle Corp	3.750	07/08/14	50,863
100,000		VeriSign, Inc	4.625	05/01/23	95,500

		TOTAL SOFTWARE & SERVICES			1,646,101

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
$ 50,000		American Tower Corp	4.700%	03/15/22	$49,977
50,000		Amphenol Corp	4.750	11/15/14	51,665
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	139,425
100,000		CC Holdings GS V LLC	2.381	12/15/17	99,048
82,000		Flextronics International Ltd	4.625	02/15/20	79,950
500,000		General Electric Co	0.850	10/09/15	502,335
250,000		General Electric Co	2.700	10/09/22	234,000
100,000		General Electric Co	4.125	10/09/42	92,386
282,000		Jabil Circuit, Inc	5.625	12/15/20	292,575
100,000		L-3 Communications Corp	4.950	02/15/21	104,595
150,000	g	NXP BV	3.750	06/01/18	151,125
100,000		Scientific Games Corp	8.125	09/15/18	107,250
32,000		Scientific Games Corp	9.250	06/15/19	34,320
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	98,609
150,000	g	WESCO Distribution, Inc	5.375	12/15/21	150,000
25,000		Xerox Corp	8.250	05/15/14	25,670
50,000		Xerox Corp	4.500	05/15/21	51,464

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,264,394

TELECOMMUNICATION SERVICES - 2.5%
300,000		American Tower Corp	3.500	01/31/23	273,523
125,000		AT&T, Inc	1.400	12/01/17	123,231
150,000		AT&T, Inc	2.625	12/01/22	135,339
175,000		Cellco Partnership	8.500	11/15/18	221,573
100,000		CenturyLink, Inc	6.750	12/01/23	101,250
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	141,078
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	71,572
125,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	118,906
100,000	g	SES	3.600	04/04/23	93,172
100,000	g	Sprint Corp	7.250	09/15/21	107,375
33,000		Telecom Italia Capital S.A.	6.175	06/18/14	33,742
150,000		Telefonica Emisiones SAU	3.992	02/16/16	157,560
150,000		Telefonica Emisiones SAU	3.192	04/27/18	152,763
125,000		Telefonica Emisiones SAU	4.570	04/27/23	123,261
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,250
600,000		Verizon Communications, Inc	0.700	11/02/15	598,326
625,000		Verizon Communications, Inc	3.650	09/14/18	661,603
26,000		Verizon Communications, Inc	8.750	11/01/18	33,269
375,000		Verizon Communications, Inc	5.150	09/15/23	402,635
875,000		Verizon Communications, Inc	6.550	09/15/43	1,023,714
100,000		Windstream Corp	6.375	08/01/23	93,500

		TOTAL TELECOMMUNICATION SERVICES			4,776,642

TRANSPORTATION - 0.7%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	174,937
200,000	g	DP World Ltd	6.850	07/02/37	196,500
227,000	g	Embraer Overseas Ltd	5.696	09/16/23	227,000
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	92,913
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	102,135
100,000		Hertz Corp	4.250	04/01/18	102,500
100,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	93,162
100,000	g	Kansas City Southern Railway	4.300	05/15/43	87,267
75,000		Northrop Grumman Corp	3.250	08/01/23	69,957
100,000		United Parcel Service, Inc	3.125	01/15/21	100,120
100,000		United Parcel Service, Inc	3.625	10/01/42	84,184

		TOTAL TRANSPORTATION			1,330,675

UTILITIES - 3.4%
100,000		AES Corp	7.375	07/01/21	112,750
100,000		AES Corp	4.875	05/15/23	93,500
100,000		AGL Capital Corp	4.400	06/01/43	90,166
100,000		Alabama Power Co	3.550	12/01/23	98,146

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Alliant Energy Corp	4.000%	10/15/14	$76,966
75,000		Atmos Energy Corp	8.500	03/15/19	96,109
150,000		Atmos Energy Corp	4.150	01/15/43	134,921
200,000		Black Hills Corp	4.250	11/30/23	199,097
155,000	g	Calpine Corp	7.500	02/15/21	169,144
200,000		Carolina Power & Light Co	5.300	01/15/19	227,484
200,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	168,280
100,000		CMS Energy Corp	4.700	03/31/43	93,303
200,000	g	Comision Federal de Electricidad	4.875	01/15/24	198,500
150,000		Commonwealth Edison Co	4.000	08/01/20	159,299
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,637
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	132,343
50,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	48,161
75,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	72,513
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,085
75,000		Duke Energy Ohio, Inc	3.800	09/01/23	74,963
175,000		Florida Power & Light Co	2.750	06/01/23	163,802
50,000		Indiana Michigan Power Co	7.000	03/15/19	59,464
25,000		Integrys Energy Group, Inc	4.170	11/01/20	25,923
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	333,375
200,000	g	KazMunayGas National Co JSC	4.400	04/30/23	185,500
100,000		LG&E and KU Energy LLC	3.750	11/15/20	101,171
100,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	100,833
50,000		NiSource Finance Corp	4.800	02/15/44	45,113
100,000		Northeast Utilities	1.450	05/01/18	96,854
200,000		NTPC Ltd	5.625	07/14/21	198,626
100,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	94,053
150,000		ONEOK Partners LP	3.375	10/01/22	140,222
175,000		Pacific Gas & Electric Co	3.850	11/15/23	174,059
125,000		PacifiCorp	2.950	02/01/22	120,148
75,000		Pepco Holdings, Inc	2.700	10/01/15	76,904
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	192,500
50,000		PG&E Corp	5.750	04/01/14	50,617
300,000		PPL Capital Funding, Inc	4.200	06/15/22	299,450
250,000		PPL Electric Utilities Corp	3.000	09/15/21	246,004
50,000		Progress Energy, Inc	7.050	03/15/19	59,930
75,000		Public Service Co of Colorado	3.200	11/15/20	75,386
80,000		Public Service Co of Colorado	4.750	08/15/41	80,799
100,000		Public Service Co of Oklahoma	5.150	12/01/19	110,786
175,000		Public Service Electric & Gas Co	2.375	05/15/23	157,354
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,320
75,000		San Diego Gas & Electric Co	3.000	08/15/21	73,913
50,000		Sempra Energy	6.000	10/15/39	54,923
100,000		Tampa Electric Co	4.100	06/15/42	89,986
55,000		Virginia Electric and Power Co	2.950	01/15/22	53,138
100,000		Virginia Electric and Power Co	4.650	08/15/43	99,598
50,000		Williams Partners LP	3.800	02/15/15	51,656
75,000		Williams Partners LP	4.000	11/15/21	74,071
100,000		Williams Partners LP	4.500	11/15/23	99,321
75,000		Williams Partners LP	5.800	11/15/43	76,555
50,000		Xcel Energy, Inc	4.800	09/15/41	48,689

		TOTAL UTILITIES			6,235,410

		TOTAL CORPORATE BONDS (Cost $69,737,265)			69,710,002

GOVERNMENT BONDS - 50.2%

AGENCY SECURITIES - 0.1%
200,000		Amber Circle Funding Ltd	3.250	12/04/22	182,000
187,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	196,581

		TOTAL AGENCY SECURITIES			378,581

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 3.0%
$200,000	g	Brazil Minas SPE via State of Minas Gerais	5.333%	02/15/28	$185,500
100,000		Brazilian Government International Bond	2.625	01/05/23	86,000
25,000		Brazilian Government International Bond	7.125	01/20/37	28,625
150,000		Canada Government International Bond	2.375	09/10/14	152,223
250,000		Canada Government International Bond	0.875	02/14/17	250,004
200,000		Colombia Government International Bond	2.625	03/15/23	175,200
200,000		Colombia Government International Bond	4.000	02/26/24	192,800
200,000	g	Croatia Government International Bond	6.250	04/27/17	213,000
100,000		European Investment Bank	4.875	02/15/36	109,286
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,616
200,000		Export-Import Bank of Korea	1.750	02/27/18	194,612
175,000		Federative Republic of Brazil	6.000	01/17/17	193,900
100,000		Hungary Government International Bond	5.750	11/22/23	100,500
200,000	g	Indonesia Government International Bond	3.750	04/25/22	180,250
35,000		Italy Government International Bond	6.875	09/27/23	41,488
200,000	g,i	Kommunalbanken AS.	0.417	02/20/18	199,753
200,000		Korea Development Bank	1.500	01/22/18	191,767
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	235,704
200,000	g	Namibia International Bonds	5.500	11/03/21	204,000
100,000		Panama Government International Bond	5.200	01/30/20	108,875
25,000		Peruvian Government International Bond	7.350	07/21/25	31,500
80,000		Poland Government International Bond	3.875	07/16/15	83,704
30,000		Poland Government International Bond	6.375	07/15/19	35,062
195,000		Poland Government International Bond	3.000	03/17/23	177,548
300,000		Province of Ontario Canada	4.100	06/16/14	305,190
300,000		Province of Ontario Canada	2.950	02/05/15	308,358
100,000		Qatar Government International Bond	5.250	01/20/20	111,750
200,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	205,300
60,000	g	Romanian Government International Bond	6.750	02/07/22	68,100
200,000	g	Romanian Government International Bond	4.375	08/22/23	193,000
100,000		South Africa Government International Bond	6.875	05/27/19	114,375
100,000		South Africa Government International Bond	4.665	01/17/24	95,625
225,000		South Africa Government International Bond	5.875	09/16/25	234,000
200,000	g	Sri Lanka Government International Bond	5.875	07/25/22	187,000
100,000		Turkey Government International Bond	5.625	03/30/21	100,400
100,000		United Mexican States	5.125	01/15/20	110,800
53,000		Uruguay Government International Bond	4.500	08/14/24	53,000

		TOTAL FOREIGN GOVERNMENT BONDS			5,658,815

MORTGAGE BACKED - 20.5%
27,195	i	Federal Home Loan Mortgage Corp (FHLMC)	2.427	02/01/36	28,955
96,695	i	FHLMC	2.375	07/01/36	102,769
78,042	i	FHLMC	2.259	09/01/36	83,413
23,550	i	FHLMC	2.368	09/01/36	25,225
28,248	i	FHLMC	2.420	09/01/36	30,055
59,512	i	FHLMC	2.633	03/01/37	63,575
54,103	i	FHLMC	6.010	04/01/37	57,357
4,417	i	FHLMC	6.080	05/01/37	4,605
104,076		FHLMC (Interest Only)	3.000	08/15/42	84,437
110,664		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	117,221
11,221		FGLMC	4.500	01/01/20	11,897
50,794		FGLMC	4.500	07/01/20	55,061
11,322		FGLMC	5.000	04/01/23	12,223
37,711		FGLMC	4.000	07/01/24	39,820
13,765		FGLMC	4.500	09/01/24	14,765
3,330		FGLMC	6.000	03/01/33	3,673
122,992		FGLMC	5.000	11/01/33	135,610
207,394		FGLMC	6.000	11/01/33	230,085
32,146		FGLMC	5.000	05/01/34	34,814
24,212		FGLMC	6.000	09/01/34	27,100
15,488		FGLMC	6.000	04/01/35	17,112
9,940		FGLMC	5.000	02/01/36	10,736
1,384		FGLMC	6.500	05/01/36	1,538

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 83,518		FGLMC	6.000%	08/01/37	$92,828
24,034		FGLMC	6.500	09/01/37	26,726
19,487		FGLMC	6.500	11/01/37	21,675
53,960		FGLMC	5.000	04/01/38	58,290
13,958		FGLMC	6.500	05/01/38	15,511
17,892		FGLMC	5.500	01/01/39	19,500
42,099		FGLMC	5.000	07/01/39	45,382
601,340		FGLMC	4.500	12/01/39	639,138
74,035		FGLMC	5.000	01/01/40	79,835
369,589		FGLMC	4.500	07/01/40	392,829
562,951		Federal National Mortgage Association (FNMA)	4.828	01/01/15	562,793
26,800		FNMA	5.500	04/01/18	28,654
25,915		FNMA	5.500	05/01/18	27,543
90,719		FNMA	4.000	02/25/19	95,434
22,730		FNMA	4.500	03/01/19	24,191
10,780		FNMA	4.500	06/01/19	11,475
108,464		FNMA	5.500	07/01/20	118,479
5,603		FNMA	4.500	11/01/20	5,966
42,681		FNMA	4.500	12/01/20	46,399
11,353		FNMA	5.000	12/01/20	12,229
176,110		FNMA	6.000	08/01/21	191,506
115,458		FNMA	2.500	03/01/23	117,880
9,603		FNMA	4.500	03/01/23	10,233
41,420		FNMA	5.000	04/01/23	44,692
19,107		FNMA	4.500	06/01/23	20,359
10,246		FNMA	5.000	07/01/23	10,909
26,385		FNMA	5.000	07/01/23	28,489
751,115		FNMA	5.500	02/01/24	824,943
29,816		FNMA	4.500	04/01/24	31,731
20,646		FNMA	4.000	05/01/24	21,890
116,188		FNMA	5.500	07/01/24	127,678
4,040		FNMA	5.500	09/01/24	4,440
148,127		FNMA	4.000	02/01/25	156,989
267,413		FNMA	3.500	01/01/26	279,943
382,970		FNMA	2.500	01/01/27	380,340
521,341		FNMA	3.000	01/01/27	532,620
207,113		FNMA	3.000	01/01/27	211,588
1,167,674		FNMA	2.500	10/01/27	1,159,609
938,239		FNMA	3.000	03/01/28	959,018
468,361		FNMA	2.500	04/01/28	464,071
452,465		FNMA	3.500	06/01/32	460,764
22,734		FNMA	6.500	07/01/32	25,494
24,557		FNMA	5.500	01/01/33	27,052
388,769		FNMA	5.500	07/01/33	435,082
33,687		FNMA	5.500	07/01/33	37,137
193,560		FNMA	5.500	07/01/33	215,951
47,793		FNMA	6.000	10/01/33	52,920
54,897		FNMA	5.000	11/01/33	59,805
288,245		FNMA	5.500	11/01/33	318,089
37,950		FNMA	5.500	04/01/34	42,034
17,310		FNMA	5.000	08/01/34	18,810
15,180		FNMA	5.000	11/01/34	16,509
27,570		FNMA	6.500	02/01/35	30,677
62,188		FNMA	5.500	04/01/35	68,402
11,941		FNMA	7.500	06/01/35	13,062
25,986		FNMA	5.500	07/01/35	28,776
17,138		FNMA	7.500	07/01/35	17,977
19,315		FNMA	4.500	08/01/35	20,509
30,549		FNMA	5.000	08/01/35	33,151
82,579		FNMA	5.500	09/01/35	90,891
29,800		FNMA	5.500	10/01/35	32,769
29,290		FNMA	5.000	02/01/36	31,789
84,593		FNMA	6.000	04/01/36	94,119
68,357		FNMA	6.000	06/01/36	75,986
57,547	i	FNMA	2.379	07/01/36	61,922

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 16,067	FNMA	6.500%	09/01/36	$17,840
17,811	FNMA	6.000	12/01/36	19,760
11,623	FNMA	5.000	02/01/37	12,597
65,816	FNMA	5.500	02/01/37	72,303
25,472	FNMA	7.000	02/01/37	28,871
30,669	FNMA	5.500	03/01/37	33,664
45,217	FNMA	7.000	04/01/37	48,780
3,410	FNMA	5.500	06/01/37	3,743
8,446	FNMA	6.500	08/01/37	9,378
66,842	FNMA	6.000	09/01/37	74,076
10,641	FNMA	6.000	11/01/37	11,771
8,041	FNMA	7.000	11/01/37	8,891
21,686	FNMA	5.500	01/01/38	23,803
126,919	FNMA	5.500	02/01/38	139,312
50,091	FNMA	5.500	02/01/38	55,000
1,459	FNMA	6.500	02/01/38	1,623
4,262	FNMA	6.500	03/01/38	4,733
53,870	FNMA	5.000	04/01/38	58,404
80,905	FNMA	5.000	04/01/38	87,763
36,131	FNMA	6.000	04/01/38	39,970
88,682	FNMA	5.500	05/01/38	97,456
66,511	FNMA	5.500	06/01/38	73,005
210,385	FNMA	6.000	07/01/38	232,944
191,376	FNMA	6.000	10/01/38	211,709
99,370	FNMA	4.000	01/01/39	102,329
25,047	FNMA	4.500	01/01/39	26,516
20,939	FNMA	5.500	01/01/39	22,984
13,145	FNMA	6.000	01/01/39	14,542
17,218	FNMA	6.000	01/01/39	19,047
46,432	FNMA	4.000	02/01/39	47,827
35,182	FNMA	4.500	02/01/39	37,251
188,414	FNMA	4.500	02/01/39	199,615
16,750	FNMA	5.500	02/01/39	18,386
346,594	FNMA	4.500	04/01/39	367,041
23,687	FNMA	5.000	04/01/39	25,672
287,146	FNMA	4.000	05/01/39	296,417
186,537	FNMA	4.500	06/01/39	197,601
294,610	FNMA	4.000	07/01/39	303,359
191,915	FNMA	6.500	07/01/39	219,467
245,690	FNMA	4.000	08/01/39	252,974
179,282	FNMA	4.500	08/01/39	189,957
268,744	FNMA	6.000	09/01/39	298,077
123,870	FNMA	4.500	10/01/39	131,261
148,776	FNMA	4.500	11/01/39	157,642
148,225	FNMA	4.500	11/01/39	157,097
126,270	FNMA	5.000	11/01/39	137,058
158,130	FNMA	5.000	03/01/40	173,306
415,825	FNMA	5.000	05/01/40	454,789
295,970	FNMA	5.000	06/01/40	323,110
144,280	FNMA	4.500	07/01/40	152,918
158,952	FNMA	4.500	07/01/40	168,491
293,037	FNMA	5.500	07/01/40	322,810
244,747	FNMA	4.500	11/01/40	259,969
235,620	FNMA	5.000	11/01/40	257,250
795,217	FNMA	4.000	12/01/40	820,362
100,711	FNMA	4.000	12/01/40	103,737
255,423	FNMA	4.500	12/01/40	270,686
341,003	FNMA	3.500	01/01/41	339,212
568,983	FNMA	4.000	02/01/41	586,141
183,260	FNMA	4.000	02/01/41	188,789
269,051	FNMA	5.000	02/01/41	297,251
188,660	FNMA	4.000	04/01/41	194,606
337,570	FNMA	4.500	04/01/41	358,698
104,173	FNMA	4.000	08/01/41	107,297
335,691	FNMA	4.000	08/01/41	345,794

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 202,629	FNMA	4.000%	09/01/41	$209,019
163,040	FNMA	3.500	10/01/41	162,131
181,899	FNMA	4.000	11/01/41	187,373
666,371	FNMA	3.500	12/01/41	662,652
266,591	FNMA	3.500	12/01/41	265,103
378,279	FNMA	3.500	02/01/42	376,169
1,132,468	FNMA	3.000	04/01/42	1,076,326
267,717	FNMA	3.500	04/01/42	266,556
1,883,678	FNMA	3.500	06/01/42	1,873,711
445,932	FNMA	3.000	07/01/42	424,016
931,007	FNMA	3.000	11/01/42	884,837
1,867,550	FNMA	3.000	12/01/42	1,775,393
13,990	Government National Mortgage Association (GNMA)	5.500	07/15/33	15,540
107,903	GNMA	5.500	07/20/33	119,777
13,805	GNMA	5.000	03/15/34	14,971
133,763	GNMA	5.000	06/15/34	148,410
75,769	GNMA	5.500	02/15/37	83,307
46,207	GNMA	5.000	01/15/38	50,204
19,908	GNMA	5.000	04/15/38	21,608
51,682	GNMA	5.500	05/15/38	56,842
12,375	GNMA	6.000	08/15/38	13,773
12,010	GNMA	6.000	08/20/38	13,523
241,085	GNMA	5.500	07/15/39	264,898
84,857	GNMA	4.500	07/20/39	91,124
27,093	GNMA	5.000	07/20/39	29,417
35,208	GNMA	4.000	08/15/39	36,632
410,625	GNMA	4.500	03/15/40	439,134
86,425	GNMA	4.500	04/15/40	92,416
60,354	GNMA	5.000	04/15/40	65,489
222,331	GNMA	5.000	04/15/40	241,958
565,923	GNMA	4.500	04/20/40	607,795
354,312	GNMA	4.500	05/15/40	378,598
275,638	GNMA	5.000	05/20/40	301,624
237,736	GNMA	4.500	06/15/40	254,378
222,063	GNMA	5.000	06/15/40	241,504
399,623	GNMA	4.000	07/15/40	415,866
797,092	GNMA	4.000	09/15/41	829,315
386,431	GNMA	3.500	12/20/41	390,455
911,844	GNMA	3.000	09/15/42	882,338
1,880,185	GNMA	3.500	11/15/42	1,901,285
964,244	GNMA	3.000	02/20/43	933,493

	TOTAL MORTGAGE BACKED			38,819,220

MUNICIPAL BONDS - 1.0%
250,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	250,287
200,000	New York State Urban Development Corp	0.550	03/15/16	198,306
200,000	New York State Urban Development Corp	1.350	03/15/18	195,458
200,000	State of California	0.850	02/01/15	200,192
100,000	State of California	5.450	04/01/15	106,026
200,000	State of California	1.050	02/01/16	200,534
100,000	State of California	5.950	04/01/16	110,721
200,000	State of Illinois	4.511	03/01/15	207,256
200,000	State of Illinois	4.875	07/01/16	212,666
200,000	University of Massachusetts Building Authority	0.770	11/01/16	197,230

	TOTAL MUNICIPAL BONDS			1,878,676

U.S. TREASURY SECURITIES - 25.6%
585,000	United States Treasury Bond	2.875	05/15/43	474,124
2,380,000	United States Treasury Bond	3.625	08/15/43	2,247,612
1,000,000	United States Treasury Bond	3.750	11/15/43	966,562
1,000,000	United States Treasury Note	0.250	05/31/14	1,000,586
3,050,000	United States Treasury Note	0.250	06/30/14	3,052,382
1,000,000	United States Treasury Note	0.250	09/30/14	1,000,820
524,000	United States Treasury Note	0.125	12/31/14	523,837
1,385,000	United States Treasury Note	0.250	01/31/15	1,386,136

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 4,900,000		United States Treasury Note	0.250%	02/28/15	$4,903,062
2,115,000		United States Treasury Note	0.250	05/31/15	2,115,992
430,000		United States Treasury Note	0.250	10/31/15	429,396
10,664,000		United States Treasury Note	0.375	11/15/15	10,670,249
5,510,000		United States Treasury Note	0.500	06/15/16	5,504,402
385,000		United States Treasury Note	0.625	12/15/16	383,436
520,000		United States Treasury Note	0.875	01/31/18	510,088
6,641,500		United States Treasury Note	1.250	11/30/18	6,499,332
7,015,000		United States Treasury Note	2.750	11/15/23	6,862,641

		TOTAL U.S. TREASURY SECURITIES			48,530,657

		TOTAL GOVERNMENT BONDS (Cost $95,910,831)			95,265,949

STRUCTURED ASSETS - 8.6%

ASSET BACKED - 4.3%
250,000	g	Ally Master Owner Trust	4.250	04/15/17	259,760
		Series - 2010 2 (Class A)
250,000	g	Ally Master Owner Trust	4.590	04/15/17	258,948
		Series - 2010 2 (Class B)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	261,104
		Series - 2010 3A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	213,302
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	201,803
		Series - 2012 3A (Class B)
40,218	i	Bear Stearns Asset Backed Securities Trust	0.905	11/25/39	39,496
		Series - 2005 SD3 (Class 2A1)
150,345		Centex Home Equity	5.540	01/25/32	150,111
		Series - 2002 A (Class AF6)
175,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	188,796
		Series - 2011 LC1A (Class C)
1,460,625	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	1,548,176
		Series - 2012 1A (Class A2)
83,944	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	83,936
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	77,327
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	207,419
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	205,414
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	257,438
		Series - 2013 A (Class D)
200,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	201,413
		Series - 2011 1 (Class D)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	102,391
		Series - 2011 1A (Class B1)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	261,426
		Series - 2009 2A (Class A2)
400,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	416,872
		Series - 0 2A (Class B2)
184,041		Lehman XS Trust	6.500	06/25/46	141,366
		Series - 2006 13 (Class 2A1)
9,847	i	Long Beach Mortgage Loan Trust	0.915	02/25/35	9,806
		Series - 2005 1 (Class M1)
250,000	g	Rental Car Finance Corp	2.510	02/25/16	253,174
		Series - 2011 1A (Class A1)
15,179	i	Residential Asset Securities Corp	0.595	04/25/35	15,034
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	105,308
		Series - 2006 HI1 (Class M2)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	262,406
		Series - 2012 2 (Class D)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 41,363	i	Securitized Asset Backed Receivables LLC	0.465%	10/25/35	$40,333
		Series - 2006 OP1 (Class A2C)
90,341	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	92,424
		Series - 2011 1A (Class A)
91,374	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	93,764
		Series - 2011 2A (Class B)
86,527	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	87,817
		Series - 2012 2A (Class B)
150,998	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	150,273
		Series - 2013 1A (Class A)
241,597	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	242,066
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	440,591
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	109,514
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	415,044
		Series - 2012 A (Class A2)
58,101	i	Soundview Home Equity Loan Trust	0.465	11/25/35	57,317
		Series - 2005 OPT3 (Class A4)
12,067	i	Structured Asset Investment Loan Trust	0.765	05/25/35	12,022
		Series - 2005 4 (Class M1)
149,517	g,i	Structured Asset Securities Corp	0.385	10/25/36	144,249
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd	2.816	01/09/17	203,820
		Series - 2013 IV B (Class )
125,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	124,897
		Series - 2013 1A (Class A3)
100,000	g	Vornado DP LLC	5.280	09/13/28	108,129
		Series - 2010 VNO (Class C)
87,865	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	88,304
		Series - 2006 N1 (Class N1)
14,118	i	Wells Fargo Home Equity Trust	0.305	07/25/36	13,976
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			8,146,766

OTHER MORTGAGE BACKED - 4.3%
70,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	75,865
		Series - 2006 6 (Class AM)
130,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	141,933
		Series - 2006 PW13 (Class AM)
30,000	i	Bear Stearns Commercial Mortgage Securities	5.959	09/11/42	32,073
		Series - 2007 T28 (Class AJ)
370,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	380,982
		Series - 2007 PW15 (Class AM)
235,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	261,886
		Series - 2007 C9 (Class AM)
38,605		Countrywide Alternative Loan Trust	5.500	08/25/16	39,158
		Series - 2004 30CB (Class 1A15)
2,962		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	2,959
		Series - 2005 12 (Class 1A5)
250,000	i	Credit Suisse Commercial Mortgage Trust	5.760	09/15/39	260,627
		Series - 2007 C4 (Class AM)
250,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	257,598
		Series - 2005 C3 (Class AJ)
60,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	61,751
		Series - 2005 C5 (Class C)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	136,433
		Series - 2006 OMA (Class D)
730,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	783,837
		Series - 2006 C4 (Class AM)
75,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	78,440
		Series - 2009 RR1 (Class A3C)
59,924	i	HarborView Mortgage Loan Trust	0.386	07/19/47	49,894
		Series - 2007 4 (Class 2A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259%	07/15/46	$105,937
		Series - 2011 C4 (Class C)
228,329		JP Morgan Chase Commercial Mortgage Securities Corp	0.730	12/15/47	226,273
		Series - 2013 C10 (Class A1)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.932	02/15/51	474,649
		Series - 2007 C1 (Class AM)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	371,021
		Series - 2005 LDP2 (Class C)
225,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	249,394
		Series - 2007 LD12 (Class AM)
60,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	64,802
		Series - 2006 C7 (Class AM)
350,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	369,337
		Series - 2007 C2 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	287,511
		Series - 2005 C5 (Class AJ)
170,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	183,522
		Series - 0 C1 (Class AJA)
90,000	g,i	Morgan Stanley Capital I	5.810	08/12/41	94,654
		Series - 2006 T23 (Class B)
55,000	i	Morgan Stanley Capital I	5.832	07/12/44	57,988
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I	5.842	07/12/44	101,642
		Series - 2006 HQ9 (Class C)
22,000	g,i	Morgan Stanley Capital I	5.252	09/15/47	22,653
		Series - 2011 C1 (Class D)
63,945		Residential Accredit Loans, Inc	4.350	03/25/34	65,012
		Series - 2004 QS4 (Class A1)
56,663	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	57,899
		Series - 2012 1A (Class A)
67,257	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	68,516
		Series - 0 2A (Class A)
1,060,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,140,553
		Series - 2007 C30 (Class AM)
780,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	855,233
		Series - 2007 C34 (Class AM)
55,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	60,798
		Series - 2007 C31 (Class A5)
150,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	163,318
		Series - 2007 C31 (Class AM)
250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	248,129
		Series - 2007 C31 (Class AJ)
105,922	i	WaMu Mortgage Pass-Through Certificates	0.515	12/25/45	93,771
		Series - 2005 AR19 (Class A1B3)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	54,119
		Series - 2010 C1 (Class B)
221,295		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	219,067
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			8,199,234

		TOTAL STRUCTURED ASSETS (Cost $16,239,202)			16,346,000

		TOTAL BONDS (Cost $181,887,298)			181,321,951

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	49,487
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	151,069

		TOTAL BANKS			200,556

		TOTAL PREFERRED STOCKS (Cost $569,550)			200,556

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.0%

TREASURY DEBT - 2.0%
$3,800,000	United States Treasury Bill	0.083-0.108%	07/24/14	$3,798,340

	TOTAL TREASURY DEBT			3,798,340

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,797,958)			3,798,340

	TOTAL INVESTMENTS - 98.2% (Cost $186,975,303)			186,044,603
	OTHER ASSETS & LIABILITIES, NET - 1.8%			3,363,997

	NET ASSETS - 100.0%			$189,408,600

Abbreviation(s):

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $24,139,582 or 12.7% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.8%

CERTIFICATE OF DEPOSIT - 4.7%
$ 400,000		Banco Del Estado De Chile	0.210%	02/11/14	$400,000
500,000		Banco Del Estado De Chile	0.210	02/20/14	500,000
500,000		Toronto-Dominion Bank	0.150	01/06/14	500,000
500,000		Toronto-Dominion Bank	0.170	03/11/14	500,000
250,000		Wells Fargo Bank NA	0.130	02/06/14	250,000
1,000,000		Wells Fargo Bank NA	0.130	02/10/14	1,000,000
300,000		Wells Fargo Bank NA	0.160	03/03/14	300,000

		TOTAL CERTIFICATE OF DEPOSIT			3,450,000

COMMERCIAL PAPER - 33.5%
500,000		American Honda Finance Corp	0.090	01/10/14	499,989
500,000		American Honda Finance Corp	0.100	02/25/14	499,924
500,000		American Honda Finance Corp	0.130	03/05/14	499,886
400,000	y	Australia & New Zealand Banking Group Ltd	0.180	03/19/14	399,846
830,000	y	Australia & New Zealand Banking Group Ltd	0.180	03/20/14	829,676
500,000		Bank of Nova Scotia	0.170	02/25/14	499,870
250,000	y	Bedford Row Funding Corp	0.220	02/03/14	249,950
300,000	y	Coca-Cola Co	0.150	01/06/14	299,994
350,000	y	Coca-Cola Co	0.150	01/21/14	349,971
500,000	y	Coca-Cola Co	0.130	01/23/14	499,960
750,000	y	Coca-Cola Co	0.120-0.140	02/27/14	749,850
395,000	y	Commonwealth Bank of Australia	0.175	01/06/14	394,991
700,000	y	DBS Bank Ltd	0.200	01/06/14	699,981
500,000	y	DBS Bank Ltd	0.165	01/07/14	499,986
250,000	y	DBS Bank Ltd	0.250	04/01/14	249,844
500,000		Exxon Mobil Corp	0.085	01/21/14	499,976
500,000	y	Fairway Finance LLC	0.160	01/29/14	499,938
500,000	y	Fairway Finance LLC	0.190	01/30/14	499,923
450,000	y	Fairway Finance LLC	0.175	02/13/14	449,906
400,000	y	Fairway Finance LLC	0.160	03/03/14	399,892
500,000		General Electric Capital Corp	0.140	03/04/14	499,879
500,000		General Electric Capital Corp	0.120	03/13/14	499,882
350,000		General Electric Capital Corp	0.120	03/24/14	349,904
755,000	y	International Business Machines Corp	0.150	01/07/14	754,981
344,000		JPMorgan Chase Bank NA	0.180	01/13/14	343,979
168,000		JPMorgan Chase Bank NA	0.180	01/15/14	167,988
108,000		JPMorgan Chase Bank NA	0.200	02/18/14	107,971
365,000	y	Liberty Street Funding LLC	0.180	02/18/14	364,913
500,000	y	National Australia Funding Delaware, Inc	0.120	01/02/14	499,998
350,000	y	Nestle Capital Corp	0.095	02/11/14	349,962
300,000	y	Nestle Capital Corp	0.105	02/13/14	299,962
250,000	y	Old Line Funding LLC	0.240	02/12/14	249,930
300,000	y	Old Line Funding LLC	0.180	02/25/14	299,918
250,000	y	Private Export Funding Corp	0.250	04/07/14	249,833
500,000	y	Procter & Gamble Co	0.090	03/04/14	499,923
500,000		Province of Ontario Canada	0.090	02/03/14	499,959
300,000	y	Province of Quebec Canada	0.080	01/14/14	299,991
500,000	y	Province of Quebec Canada	0.110	02/11/14	499,938
475,000	y	Province of Quebec Canada	0.110	02/25/14	474,920
300,000	y	PSP Capital, Inc	0.130	01/29/14	299,970
500,000	y	PSP Capital, Inc	0.130	02/11/14	499,926
700,000	y	PSP Capital, Inc	0.150	03/20/14	699,772
900,000		Shell International Finance BV	4.000	03/21/14	907,348
250,000	y	Standard Chartered Bank	0.160	01/14/14	249,985
400,000	y	Standard Chartered Bank	0.150	02/27/14	399,905

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 400,000	y	Standard Chartered Bank	0.173%	03/10/14	$399,870
280,000	y	Toronto-Dominion Holdings USA, Inc	0.150	02/10/14	279,953
590,000		Toyota Motor Credit Corp	0.140	03/05/14	589,855
500,000		Toyota Motor Credit Corp	0.160	03/07/14	499,856
500,000		Toyota Motor Credit Corp	0.180	04/10/14	499,752
400,000	y	United Overseas Bank Ltd	0.170	01/07/14	399,989
500,000	y	United Overseas Bank Ltd	0.160	01/14/14	499,971
610,000	y	United Overseas Bank Ltd	0.185	03/14/14	609,774
875,000	y	Wal-Mart Stores, Inc	0.125	01/28/14	874,918

		TOTAL COMMERCIAL PAPER			24,598,028

GOVERNMENT AGENCY DEBT - 40.8%
750,000		Federal Home Loan Bank (FHLB)	0.105-0.145	01/02/14	749,997
1,307,000		FHLB	0.035-0.065	01/08/14	1,306,986
1,000,000		FHLB	0.050-0.070	01/09/14	999,986
1,000,000		FHLB	0.055	01/10/14	999,986
1,205,000		FHLB	0.070-0.195	01/13/14	1,204,962
1,000,000		FHLB	0.140	01/17/14	999,938
400,000		FHLB	0.090-0.135	01/21/14	399,977
700,000		FHLB	0.050-0.085	01/22/14	699,973
665,000		FHLB	0.070-0.080	01/24/14	664,968
465,000		FHLB	0.070-0.100	01/28/14	464,971
400,000		FHLB	0.075	01/31/14	399,975
225,000		FHLB	0.075	02/03/14	224,985
1,660,000		FHLB	0.065-0.095	02/05/14	1,659,877
1,000,000		FHLB	0.055-0.080	02/07/14	999,929
950,000		FHLB	0.070-0.083	02/14/14	949,912
1,775,000		FHLB	0.080-0.085	02/19/14	1,774,798
120,000		FHLB	0.070	02/21/14	119,988
500,000		FHLB	0.065	02/28/14	499,948
500,000		FHLB	0.080	03/07/14	499,928
700,000		FHLB	0.098-0.100	03/12/14	699,865
1,000,000		FHLB	0.095	03/14/14	999,810
600,000		FHLB	0.100	03/21/14	599,868
365,000		FHLB	0.085	03/26/14	364,928
400,000		FHLB	0.100	03/28/14	399,904
1,000,000		FHLB	0.060	04/02/14	999,848
500,000		FHLB	0.110	04/04/14	499,858
100,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	01/13/14	99,998
300,000		FHLMC	0.130	01/14/14	299,986
200,000		FHLMC	0.160	01/15/14	199,987
115,000		FHLMC	0.130	01/23/14	114,991
1,135,000		FHLMC	0.050-0.160	01/27/14	1,134,936
1,310,000		FHLMC	0.090-0.140	02/04/14	1,309,879
500,000		FHLMC	0.065	02/14/14	499,960
277,000		FHLMC	0.085	02/18/14	276,969
695,000		FHLMC	0.090-0.140	02/24/14	694,884
500,000		FHLMC	0.090	03/11/14	499,914
500,000		FHLMC	0.100	04/07/14	499,867
725,000		Federal National Mortgage Association (FNMA)	0.070	01/03/14	724,997
500,000		FNMA	0.045	01/15/14	499,991
400,000		FNMA	0.065	01/22/14	399,985
125,000		FNMA	0.085	02/12/14	124,988
1,100,000		FNMA	0.100	02/24/14	1,099,835
1,283,000		FNMA	0.090-0.150	02/26/14	1,282,755

		TOTAL GOVERNMENT AGENCY DEBT			29,949,087

TREASURY DEBT - 16.5%
250,000		United States Treasury Bill	0.033	01/02/14	250,000
582,000		United States Treasury Bill	0.031-0.033	01/09/14	581,996
800,000		United States Treasury Bill	0.041-0.050	01/16/14	799,984
525,000		United States Treasury Bill	0.032-0.037	01/23/14	524,989
500,000		United States Treasury Bill	0.031-0.039	01/30/14	499,986
725,000		United States Treasury Bill	0.058-0.150	02/06/14	724,943

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 45,000		United States Treasury Bill	0.042%	02/27/14	$44,997
84,000		United States Treasury Bill	0.038	03/20/14	83,993
140,000		United States Treasury Bill	0.035	03/27/14	139,989
160,000		United States Treasury Bill	0.091	06/05/14	159,937
955,000		United States Treasury Bill	0.076-0.086	06/26/14	954,611
900,000		United States Treasury Bill	0.089-0.095	08/21/14	899,466
145,000		United States Treasury Bill	0.091	09/18/14	144,905
600,000		United States Treasury Note	1.000	01/15/14	600,217
500,000		United States Treasury Note	0.250	01/31/14	500,052
699,000		United States Treasury Note	0.250	02/28/14	699,189
335,000		United States Treasury Note	0.250	03/31/14	335,104
550,000		United States Treasury Note	1.250	04/15/14	551,818
509,000		United States Treasury Note	0.250	04/30/14	509,198
550,000		United States Treasury Note	1.000	05/15/14	551,732
350,000		United States Treasury Note	0.750	06/15/14	351,007
500,000		United States Treasury Note	0.250	06/30/14	500,296
660,000		United States Treasury Note	0.625	07/15/14	661,764
500,000		United States Treasury Note	0.125	07/31/14	500,027
300,000		United States Treasury Note	0.500	08/15/14	300,695
145,000		United States Treasury Note	0.250	09/15/14	145,083
100,000		United States Treasury Note	0.250	12/15/14	100,096

		TOTAL TREASURY DEBT			12,116,074

VARIABLE RATE SECURITIES - 5.3%
500,000	i	Canadian Imperial Bank of Commerce	0.275	01/03/14	500,001
500,000	i	Federal Farm Credit Bank (FFCB)	0.180	01/01/14	499,927
500,000	i	FFCB	0.200	01/01/14	500,201
500,000	i	FFCB	0.211	01/07/14	500,063
400,000	i	FFCB	0.120	10/27/14	400,000
500,000	i	Federal Home Loan Bank (FHLB)	0.200	01/01/14	500,000
500,000	i	FHLB	0.220	02/14/14	500,287
200,000	i	Federal National Mortgage Association (FNMA)	0.147	06/20/14	199,986
300,000	i	Royal Bank of Canada	0.280	06/10/14	300,000

		TOTAL VARIABLE RATE SECURITIES			3,900,465

		TOTAL SHORT-TERM INVESTMENTS (Cost $74,013,654)			74,013,654

		TOTAL INVESTMENTS - 100.8% (Cost $74,013,654)			74,013,654
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(607,409)

		NET ASSETS - 100.0%			$73,406,245

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“At 12/31/2013, the aggregate value of these securities was $17,132,008 or 23.3% of net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Life Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, and Money Market Fund (constituting TIAA-CREF Life Funds, hereafter referred to as the “Funds” or each individually referred to as the “Fund”), at December 31, 2013 and for the year then ended, and have issued our unqualified report thereon dated February 19, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of each of the Fund’s schedule of investments in securities (the “Schedules”) as of December 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2014

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current Code of Ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: February 19, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Dated: February 19, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer